UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Allspring Funds Trust

(Exact name of registrant as specified in charter)

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: September 30

Registrant is making a filing for 10 of its series: Allspring Common Stock Fund, Allspring Diversified Capital Builder Fund, Allspring Diversified Income Builder Fund, Allspring Income Plus Fund, Allspring Index Asset Allocation Fund, Allspring Managed Account CoreBuilder® Shares – Series SP, Allspring Mid Cap Growth Fund, Allspring Opportunity Fund, Allspring Special Mid Cap Value Fund and Allspring SMID Cap Growth Fund.

Date of reporting period: March 31, 2025

ITEM 1. REPORT TO STOCKHOLDERS

Semi-Annual Shareholder Report

Managed Account CoreBuilder® Shares - Series SP

March 31, 2025

APSPX

This semi-annual shareholder report contains important information about Managed Account CoreBuilder® Shares - Series SP for the period from December 10, 2024 (commencement of operations) to March 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-888-877-9275.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Managed Account CoreBuilder® Shares - Series SP	$0	0.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund. This commitment has an indefinite term. Without this commitment, the costs shown above would have been higher. See the prospectus for expenses excluded from this commitment.

KEY FUND STATISTICS

Total net assets	$26,045,097
# of portfolio holdings	132
Portfolio turnover rate	74%
Total advisory fees paid	$0

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Asset-backed securities	31.8
Non-agency mortgage-backed securities	26.5
Corporate bonds and notes	16.1
U.S. Treasury securities	14.7
Yankee corporate bonds and notes	4.3
Foreign government bonds	3.4
Foreign corporate bonds and notes	2.5
Yankee government bonds	0.7

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 4.25%, 11-30-2026	10.7
U.S. Treasury Notes, 3.88%, 3-31-2027	1.9
SWCH Commercial Mortgage Trust Series 2025-DATA Class C, 6.41%, 3-15-2042	1.7
U.S. Treasury Notes, 4.25%, 1-31-2030	1.5
ClickLease Equipment Receivables Trust Series 2024-1 Class C, 8.40%, 2-15-2030	1.5
Cloud Capital Holdco LP Series 2024-1A Class A2, 5.78%, 11-22-2049	1.5
BAHA Trust Series 2024-MAR Class B, 6.39%, 12-10-2041	1.4
Avis Budget Rental Car Funding AESOP LLC Series 2023-6A Class A, 5.81%, 12-20-2029	1.4
Avant Loans Funding Trust Series 2024-REV1 Class B, 6.17%, 10-15-2033	1.4
Sotheby's Artfi Master Trust Series 2024-1A Class A1, 6.43%, 12-22-2031	1.4

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4906 03-25

Semi-Annual Shareholder Report

Mid Cap Growth Fund

March 31, 2025

SEPKX

Administrator Class

This semi-annual shareholder report contains important information about Mid Cap Growth Fund for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$53	1.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$543,176,549
# of portfolio holdings	63
Portfolio turnover rate	41%
Total advisory fees paid	$2,295,136

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	23.0
Industrials	19.6
Financials	14.0
Health care	13.8
Consumer discretionary	12.9
Communication services	11.4
Materials	3.1
Utilities	2.2

TOP TEN HOLDINGS (% OF NET ASSETS)

AppLovin Corp. Class A	3.6
Palantir Technologies, Inc. Class A	3.5
Roblox Corp. Class A	2.9
Live Nation Entertainment, Inc.	2.6
Waste Connections, Inc.	2.3
Vistra Corp.	2.2
Axon Enterprise, Inc.	2.2
Robinhood Markets, Inc. Class A	2.2
Natera, Inc.	2.2
Monolithic Power Systems, Inc.	2.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3612 03-25

Semi-Annual Shareholder Report

Mid Cap Growth Fund

March 31, 2025

SENAX

Class A

This semi-annual shareholder report contains important information about Mid Cap Growth Fund for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$55	1.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$543,176,549
# of portfolio holdings	63
Portfolio turnover rate	41%
Total advisory fees paid	$2,295,136

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	23.0
Industrials	19.6
Financials	14.0
Health care	13.8
Consumer discretionary	12.9
Communication services	11.4
Materials	3.1
Utilities	2.2

TOP TEN HOLDINGS (% OF NET ASSETS)

AppLovin Corp. Class A	3.6
Palantir Technologies, Inc. Class A	3.5
Roblox Corp. Class A	2.9
Live Nation Entertainment, Inc.	2.6
Waste Connections, Inc.	2.3
Vistra Corp.	2.2
Axon Enterprise, Inc.	2.2
Robinhood Markets, Inc. Class A	2.2
Natera, Inc.	2.2
Monolithic Power Systems, Inc.	2.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3018 03-25

Semi-Annual Shareholder Report

Mid Cap Growth Fund

March 31, 2025

WENCX

Class C

This semi-annual shareholder report contains important information about Mid Cap Growth Fund for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$92	1.93%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$543,176,549
# of portfolio holdings	63
Portfolio turnover rate	41%
Total advisory fees paid	$2,295,136

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	23.0
Industrials	19.6
Financials	14.0
Health care	13.8
Consumer discretionary	12.9
Communication services	11.4
Materials	3.1
Utilities	2.2

TOP TEN HOLDINGS (% OF NET ASSETS)

AppLovin Corp. Class A	3.6
Palantir Technologies, Inc. Class A	3.5
Roblox Corp. Class A	2.9
Live Nation Entertainment, Inc.	2.6
Waste Connections, Inc.	2.3
Vistra Corp.	2.2
Axon Enterprise, Inc.	2.2
Robinhood Markets, Inc. Class A	2.2
Natera, Inc.	2.2
Monolithic Power Systems, Inc.	2.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3538 03-25

Semi-Annual Shareholder Report

Mid Cap Growth Fund

March 31, 2025

WENRX

Class R6

This semi-annual shareholder report contains important information about Mid Cap Growth Fund for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$38	0.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$543,176,549
# of portfolio holdings	63
Portfolio turnover rate	41%
Total advisory fees paid	$2,295,136

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	23.0
Industrials	19.6
Financials	14.0
Health care	13.8
Consumer discretionary	12.9
Communication services	11.4
Materials	3.1
Utilities	2.2

TOP TEN HOLDINGS (% OF NET ASSETS)

AppLovin Corp. Class A	3.6
Palantir Technologies, Inc. Class A	3.5
Roblox Corp. Class A	2.9
Live Nation Entertainment, Inc.	2.6
Waste Connections, Inc.	2.3
Vistra Corp.	2.2
Axon Enterprise, Inc.	2.2
Robinhood Markets, Inc. Class A	2.2
Natera, Inc.	2.2
Monolithic Power Systems, Inc.	2.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4665 03-25

Semi-Annual Shareholder Report

Mid Cap Growth Fund

March 31, 2025

WFEIX

Institutional Class

This semi-annual shareholder report contains important information about Mid Cap Growth Fund for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$41	0.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$543,176,549
# of portfolio holdings	63
Portfolio turnover rate	41%
Total advisory fees paid	$2,295,136

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	23.0
Industrials	19.6
Financials	14.0
Health care	13.8
Consumer discretionary	12.9
Communication services	11.4
Materials	3.1
Utilities	2.2

TOP TEN HOLDINGS (% OF NET ASSETS)

AppLovin Corp. Class A	3.6
Palantir Technologies, Inc. Class A	3.5
Roblox Corp. Class A	2.9
Live Nation Entertainment, Inc.	2.6
Waste Connections, Inc.	2.3
Vistra Corp.	2.2
Axon Enterprise, Inc.	2.2
Robinhood Markets, Inc. Class A	2.2
Natera, Inc.	2.2
Monolithic Power Systems, Inc.	2.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3118 03-25

Semi-Annual Shareholder Report

SMID Cap Growth Fund

March 31, 2025

WFDDX

Administrator Class

This semi-annual shareholder report contains important information about SMID Cap Growth Fund for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$54	1.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$882,898,793
# of portfolio holdings	75
Portfolio turnover rate	38%
Total advisory fees paid	$3,929,631

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	22.9
Health care	22.3
Information technology	22.2
Consumer discretionary	14.5
Financials	8.9
Communication services	3.7
Materials	3.1
Real estate	1.5
Utilities	0.9

TOP TEN HOLDINGS (% OF NET ASSETS)

Casella Waste Systems, Inc. Class A	2.7
Equitable Holdings, Inc.	2.5
Natera, Inc.	2.4
Carpenter Technology Corp.	2.1
Commvault Systems, Inc.	2.0
Penumbra, Inc.	2.0
Construction Partners, Inc. Class A	1.9
Morningstar, Inc.	1.9
HealthEquity, Inc.	1.9
TKO Group Holdings, Inc. Class A	1.8

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3703 03-25

Semi-Annual Shareholder Report

SMID Cap Growth Fund

March 31, 2025

WFDAX

Class A

This semi-annual shareholder report contains important information about SMID Cap Growth Fund for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$55	1.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$882,898,793
# of portfolio holdings	75
Portfolio turnover rate	38%
Total advisory fees paid	$3,929,631

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	22.9
Health care	22.3
Information technology	22.2
Consumer discretionary	14.5
Financials	8.9
Communication services	3.7
Materials	3.1
Real estate	1.5
Utilities	0.9

TOP TEN HOLDINGS (% OF NET ASSETS)

Casella Waste Systems, Inc. Class A	2.7
Equitable Holdings, Inc.	2.5
Natera, Inc.	2.4
Carpenter Technology Corp.	2.1
Commvault Systems, Inc.	2.0
Penumbra, Inc.	2.0
Construction Partners, Inc. Class A	1.9
Morningstar, Inc.	1.9
HealthEquity, Inc.	1.9
TKO Group Holdings, Inc. Class A	1.8

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3321 03-25

Semi-Annual Shareholder Report

SMID Cap Growth Fund

March 31, 2025

WDSCX

Class C

This semi-annual shareholder report contains important information about SMID Cap Growth Fund for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$93	1.96%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$882,898,793
# of portfolio holdings	75
Portfolio turnover rate	38%
Total advisory fees paid	$3,929,631

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	22.9
Health care	22.3
Information technology	22.2
Consumer discretionary	14.5
Financials	8.9
Communication services	3.7
Materials	3.1
Real estate	1.5
Utilities	0.9

TOP TEN HOLDINGS (% OF NET ASSETS)

Casella Waste Systems, Inc. Class A	2.7
Equitable Holdings, Inc.	2.5
Natera, Inc.	2.4
Carpenter Technology Corp.	2.1
Commvault Systems, Inc.	2.0
Penumbra, Inc.	2.0
Construction Partners, Inc. Class A	1.9
Morningstar, Inc.	1.9
HealthEquity, Inc.	1.9
TKO Group Holdings, Inc. Class A	1.8

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3533 03-25

Semi-Annual Shareholder Report

SMID Cap Growth Fund

March 31, 2025

WFDRX

Class R6

This semi-annual shareholder report contains important information about SMID Cap Growth Fund for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$37	0.79%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$882,898,793
# of portfolio holdings	75
Portfolio turnover rate	38%
Total advisory fees paid	$3,929,631

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	22.9
Health care	22.3
Information technology	22.2
Consumer discretionary	14.5
Financials	8.9
Communication services	3.7
Materials	3.1
Real estate	1.5
Utilities	0.9

TOP TEN HOLDINGS (% OF NET ASSETS)

Casella Waste Systems, Inc. Class A	2.7
Equitable Holdings, Inc.	2.5
Natera, Inc.	2.4
Carpenter Technology Corp.	2.1
Commvault Systems, Inc.	2.0
Penumbra, Inc.	2.0
Construction Partners, Inc. Class A	1.9
Morningstar, Inc.	1.9
HealthEquity, Inc.	1.9
TKO Group Holdings, Inc. Class A	1.8

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4659 03-25

Semi-Annual Shareholder Report

SMID Cap Growth Fund

March 31, 2025

WFDSX

Institutional Class

This semi-annual shareholder report contains important information about SMID Cap Growth Fund for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$42	0.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$882,898,793
# of portfolio holdings	75
Portfolio turnover rate	38%
Total advisory fees paid	$3,929,631

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	22.9
Health care	22.3
Information technology	22.2
Consumer discretionary	14.5
Financials	8.9
Communication services	3.7
Materials	3.1
Real estate	1.5
Utilities	0.9

TOP TEN HOLDINGS (% OF NET ASSETS)

Casella Waste Systems, Inc. Class A	2.7
Equitable Holdings, Inc.	2.5
Natera, Inc.	2.4
Carpenter Technology Corp.	2.1
Commvault Systems, Inc.	2.0
Penumbra, Inc.	2.0
Construction Partners, Inc. Class A	1.9
Morningstar, Inc.	1.9
HealthEquity, Inc.	1.9
TKO Group Holdings, Inc. Class A	1.8

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3123 03-25

Semi-Annual Shareholder Report

Common Stock Fund

March 31, 2025

SCSDX

Administrator Class

This semi-annual shareholder report contains important information about Common Stock Fund for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$52	1.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$648,757,914
# of portfolio holdings	74
Portfolio turnover rate	23%
Total advisory fees paid	$2,873,998

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	20.0
Industrials	19.4
Information technology	18.2
Health care	11.5
Consumer discretionary	10.0
Materials	9.3
Real estate	8.7
Consumer staples	1.3
Investment companies	1.3
Communication services	0.3

TOP TEN HOLDINGS (% OF NET ASSETS)

Air Lease Corp. Class A	2.2
Carlisle Cos., Inc.	2.1
Melrose Industries PLC	2.0
Westlake Corp.	2.0
Teledyne Technologies, Inc.	1.9
WNS Holdings Ltd.	1.9
Arch Capital Group Ltd.	1.8
HealthEquity, Inc.	1.8
Axis Capital Holdings Ltd.	1.8
Reinsurance Group of America, Inc.	1.8

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3753 03-25

Semi-Annual Shareholder Report

Common Stock Fund

March 31, 2025

SCSAX

Class A

This semi-annual shareholder report contains important information about Common Stock Fund for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$56	1.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$648,757,914
# of portfolio holdings	74
Portfolio turnover rate	23%
Total advisory fees paid	$2,873,998

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	20.0
Industrials	19.4
Information technology	18.2
Health care	11.5
Consumer discretionary	10.0
Materials	9.3
Real estate	8.7
Consumer staples	1.3
Investment companies	1.3
Communication services	0.3

TOP TEN HOLDINGS (% OF NET ASSETS)

Air Lease Corp. Class A	2.2
Carlisle Cos., Inc.	2.1
Melrose Industries PLC	2.0
Westlake Corp.	2.0
Teledyne Technologies, Inc.	1.9
WNS Holdings Ltd.	1.9
Arch Capital Group Ltd.	1.8
HealthEquity, Inc.	1.8
Axis Capital Holdings Ltd.	1.8
Reinsurance Group of America, Inc.	1.8

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3301 03-25

Semi-Annual Shareholder Report

Common Stock Fund

March 31, 2025

STSAX

Class C

This semi-annual shareholder report contains important information about Common Stock Fund for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$90	1.90%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$648,757,914
# of portfolio holdings	74
Portfolio turnover rate	23%
Total advisory fees paid	$2,873,998

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	20.0
Industrials	19.4
Information technology	18.2
Health care	11.5
Consumer discretionary	10.0
Materials	9.3
Real estate	8.7
Consumer staples	1.3
Investment companies	1.3
Communication services	0.3

TOP TEN HOLDINGS (% OF NET ASSETS)

Air Lease Corp. Class A	2.2
Carlisle Cos., Inc.	2.1
Melrose Industries PLC	2.0
Westlake Corp.	2.0
Teledyne Technologies, Inc.	1.9
WNS Holdings Ltd.	1.9
Arch Capital Group Ltd.	1.8
HealthEquity, Inc.	1.8
Axis Capital Holdings Ltd.	1.8
Reinsurance Group of America, Inc.	1.8

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3508 03-25

Semi-Annual Shareholder Report

Common Stock Fund

March 31, 2025

SCSRX

Class R6

This semi-annual shareholder report contains important information about Common Stock Fund for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$39	0.83%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$648,757,914
# of portfolio holdings	74
Portfolio turnover rate	23%
Total advisory fees paid	$2,873,998

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	20.0
Industrials	19.4
Information technology	18.2
Health care	11.5
Consumer discretionary	10.0
Materials	9.3
Real estate	8.7
Consumer staples	1.3
Investment companies	1.3
Communication services	0.3

TOP TEN HOLDINGS (% OF NET ASSETS)

Air Lease Corp. Class A	2.2
Carlisle Cos., Inc.	2.1
Melrose Industries PLC	2.0
Westlake Corp.	2.0
Teledyne Technologies, Inc.	1.9
WNS Holdings Ltd.	1.9
Arch Capital Group Ltd.	1.8
HealthEquity, Inc.	1.8
Axis Capital Holdings Ltd.	1.8
Reinsurance Group of America, Inc.	1.8

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4658 03-25

Semi-Annual Shareholder Report

Common Stock Fund

March 31, 2025

SCNSX

Institutional Class

This semi-annual shareholder report contains important information about Common Stock Fund for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$40	0.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$648,757,914
# of portfolio holdings	74
Portfolio turnover rate	23%
Total advisory fees paid	$2,873,998

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	20.0
Industrials	19.4
Information technology	18.2
Health care	11.5
Consumer discretionary	10.0
Materials	9.3
Real estate	8.7
Consumer staples	1.3
Investment companies	1.3
Communication services	0.3

TOP TEN HOLDINGS (% OF NET ASSETS)

Air Lease Corp. Class A	2.2
Carlisle Cos., Inc.	2.1
Melrose Industries PLC	2.0
Westlake Corp.	2.0
Teledyne Technologies, Inc.	1.9
WNS Holdings Ltd.	1.9
Arch Capital Group Ltd.	1.8
HealthEquity, Inc.	1.8
Axis Capital Holdings Ltd.	1.8
Reinsurance Group of America, Inc.	1.8

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4139 03-25

Semi-Annual Shareholder Report

Diversified Capital Builder Fund

March 31, 2025

EKBDX

Administrator Class

This semi-annual shareholder report contains important information about Diversified Capital Builder Fund for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$49	1.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$1,446,641,436
# of portfolio holdings	106
Portfolio turnover rate	12%
Total advisory fees paid	$4,758,428

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Common stocks	82.1
Corporate bonds and notes	17.5
Yankee corporate bonds and notes	0.4

TOP TEN HOLDINGS (% OF NET ASSETS)

Broadcom, Inc.	4.1
Micron Technology, Inc.	3.8
NVIDIA Corp.	3.4
Cheniere Energy, Inc.	3.1
Targa Resources Corp.	3.0
Advanced Micro Devices, Inc.	2.9
Amphenol Corp. Class A	2.9
Microsoft Corp.	2.9
International Business Machines Corp.	2.8
Leidos Holdings, Inc.	2.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3761 03-25

Semi-Annual Shareholder Report

Diversified Capital Builder Fund

March 31, 2025

EKBAX

Class A

This semi-annual shareholder report contains important information about Diversified Capital Builder Fund for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$52	1.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$1,446,641,436
# of portfolio holdings	106
Portfolio turnover rate	12%
Total advisory fees paid	$4,758,428

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Common stocks	82.1
Corporate bonds and notes	17.5
Yankee corporate bonds and notes	0.4

TOP TEN HOLDINGS (% OF NET ASSETS)

Broadcom, Inc.	4.1
Micron Technology, Inc.	3.8
NVIDIA Corp.	3.4
Cheniere Energy, Inc.	3.1
Targa Resources Corp.	3.0
Advanced Micro Devices, Inc.	2.9
Amphenol Corp. Class A	2.9
Microsoft Corp.	2.9
International Business Machines Corp.	2.8
Leidos Holdings, Inc.	2.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4324 03-25

Semi-Annual Shareholder Report

Diversified Capital Builder Fund

March 31, 2025

EKBCX

Class C

This semi-annual shareholder report contains important information about Diversified Capital Builder Fund for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$88	1.82%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$1,446,641,436
# of portfolio holdings	106
Portfolio turnover rate	12%
Total advisory fees paid	$4,758,428

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Common stocks	82.1
Corporate bonds and notes	17.5
Yankee corporate bonds and notes	0.4

TOP TEN HOLDINGS (% OF NET ASSETS)

Broadcom, Inc.	4.1
Micron Technology, Inc.	3.8
NVIDIA Corp.	3.4
Cheniere Energy, Inc.	3.1
Targa Resources Corp.	3.0
Advanced Micro Devices, Inc.	2.9
Amphenol Corp. Class A	2.9
Microsoft Corp.	2.9
International Business Machines Corp.	2.8
Leidos Holdings, Inc.	2.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4516 03-25

Semi-Annual Shareholder Report

Diversified Capital Builder Fund

March 31, 2025

EKBYX

Institutional Class

This semi-annual shareholder report contains important information about Diversified Capital Builder Fund for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$36	0.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$1,446,641,436
# of portfolio holdings	106
Portfolio turnover rate	12%
Total advisory fees paid	$4,758,428

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Common stocks	82.1
Corporate bonds and notes	17.5
Yankee corporate bonds and notes	0.4

TOP TEN HOLDINGS (% OF NET ASSETS)

Broadcom, Inc.	4.1
Micron Technology, Inc.	3.8
NVIDIA Corp.	3.4
Cheniere Energy, Inc.	3.1
Targa Resources Corp.	3.0
Advanced Micro Devices, Inc.	2.9
Amphenol Corp. Class A	2.9
Microsoft Corp.	2.9
International Business Machines Corp.	2.8
Leidos Holdings, Inc.	2.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0747 03-25

Semi-Annual Shareholder Report

Diversified Income Builder Fund

March 31, 2025

EKSDX

Administrator Class

This semi-annual shareholder report contains important information about Diversified Income Builder Fund for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$39	0.77%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$336,110,990
# of portfolio holdings	435
Portfolio turnover rate	45%
Total advisory fees paid	$495,867

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Corporate bonds and notes	36.4
Common stocks	35.3
Yankee corporate bonds and notes	11.5
Foreign corporate bonds and notes	6.1
Municipal obligations	3.8
Loans	3.5
Investment companies	2.7
Preferred stocks	0.4
Asset-backed securities	0.3

TOP TEN HOLDINGS (% OF NET ASSETS)

iShares Core S&P 500 ETF	1.5
Apple, Inc.	1.1
NVIDIA Corp.	1.1
Microsoft Corp.	0.9
Amazon.com, Inc.	0.8
Alphabet, Inc. Class A	0.7
iShares Core MSCI EAFE ETF	0.7
Colgate-Palmolive Co.	0.7
Sompo Holdings, Inc.	0.7
Citigroup, Inc.	0.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3762 03-25

Semi-Annual Shareholder Report

Diversified Income Builder Fund

March 31, 2025

EKSAX

Class A

This semi-annual shareholder report contains important information about Diversified Income Builder Fund for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$42	0.83%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$336,110,990
# of portfolio holdings	435
Portfolio turnover rate	45%
Total advisory fees paid	$495,867

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Corporate bonds and notes	36.4
Common stocks	35.3
Yankee corporate bonds and notes	11.5
Foreign corporate bonds and notes	6.1
Municipal obligations	3.8
Loans	3.5
Investment companies	2.7
Preferred stocks	0.4
Asset-backed securities	0.3

TOP TEN HOLDINGS (% OF NET ASSETS)

iShares Core S&P 500 ETF	1.5
Apple, Inc.	1.1
NVIDIA Corp.	1.1
Microsoft Corp.	0.9
Amazon.com, Inc.	0.8
Alphabet, Inc. Class A	0.7
iShares Core MSCI EAFE ETF	0.7
Colgate-Palmolive Co.	0.7
Sompo Holdings, Inc.	0.7
Citigroup, Inc.	0.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4304 03-25

Semi-Annual Shareholder Report

Diversified Income Builder Fund

March 31, 2025

EKSCX

Class C

This semi-annual shareholder report contains important information about Diversified Income Builder Fund for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$80	1.59%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$336,110,990
# of portfolio holdings	435
Portfolio turnover rate	45%
Total advisory fees paid	$495,867

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Corporate bonds and notes	36.4
Common stocks	35.3
Yankee corporate bonds and notes	11.5
Foreign corporate bonds and notes	6.1
Municipal obligations	3.8
Loans	3.5
Investment companies	2.7
Preferred stocks	0.4
Asset-backed securities	0.3

TOP TEN HOLDINGS (% OF NET ASSETS)

iShares Core S&P 500 ETF	1.5
Apple, Inc.	1.1
NVIDIA Corp.	1.1
Microsoft Corp.	0.9
Amazon.com, Inc.	0.8
Alphabet, Inc. Class A	0.7
iShares Core MSCI EAFE ETF	0.7
Colgate-Palmolive Co.	0.7
Sompo Holdings, Inc.	0.7
Citigroup, Inc.	0.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0424 03-25

Semi-Annual Shareholder Report

Diversified Income Builder Fund

March 31, 2025

EKSRX

Class R6

This semi-annual shareholder report contains important information about Diversified Income Builder Fund for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$21	0.42%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$336,110,990
# of portfolio holdings	435
Portfolio turnover rate	45%
Total advisory fees paid	$495,867

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Corporate bonds and notes	36.4
Common stocks	35.3
Yankee corporate bonds and notes	11.5
Foreign corporate bonds and notes	6.1
Municipal obligations	3.8
Loans	3.5
Investment companies	2.7
Preferred stocks	0.4
Asset-backed securities	0.3

TOP TEN HOLDINGS (% OF NET ASSETS)

iShares Core S&P 500 ETF	1.5
Apple, Inc.	1.1
NVIDIA Corp.	1.1
Microsoft Corp.	0.9
Amazon.com, Inc.	0.8
Alphabet, Inc. Class A	0.7
iShares Core MSCI EAFE ETF	0.7
Colgate-Palmolive Co.	0.7
Sompo Holdings, Inc.	0.7
Citigroup, Inc.	0.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4806 03-25

Semi-Annual Shareholder Report

Diversified Income Builder Fund

March 31, 2025

EKSYX

Institutional Class

This semi-annual shareholder report contains important information about Diversified Income Builder Fund for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$26	0.52%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$336,110,990
# of portfolio holdings	435
Portfolio turnover rate	45%
Total advisory fees paid	$495,867

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Corporate bonds and notes	36.4
Common stocks	35.3
Yankee corporate bonds and notes	11.5
Foreign corporate bonds and notes	6.1
Municipal obligations	3.8
Loans	3.5
Investment companies	2.7
Preferred stocks	0.4
Asset-backed securities	0.3

TOP TEN HOLDINGS (% OF NET ASSETS)

iShares Core S&P 500 ETF	1.5
Apple, Inc.	1.1
NVIDIA Corp.	1.1
Microsoft Corp.	0.9
Amazon.com, Inc.	0.8
Alphabet, Inc. Class A	0.7
iShares Core MSCI EAFE ETF	0.7
Colgate-Palmolive Co.	0.7
Sompo Holdings, Inc.	0.7
Citigroup, Inc.	0.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4700 03-25

Semi-Annual Shareholder Report

March 31, 2025

Income Plus Fund

Administrator Class

WSIDX

This semi-annual shareholder report contains important information about Income Plus Fund for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund consolidated costs for the past 6 months?

The table explains the consolidated costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	CONSOLIDATED COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$33	0.66%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$156,634,796
# of portfolio holdings	367
Consolidated Portfolio turnover rate	247%
Consolidated Total advisory fees paid	$189,363

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

GNMA, 6.50%, 4-15-2055	10.2
FNMA, 6.00%, 4-15-2055	6.0
FNMA, 6.50%, 4-15-2055	5.9
GNMA, 6.00%, 4-15-2055	5.7
U.S. Treasury Notes, 4.13%, 2-28-2027	4.5
U.K. Gilts, 3.25%, 1-31-2033	3.7
U.S. Treasury Notes, 4.13%, 10-31-2026	3.4
U.S. Treasury Notes, 4.63%, 2-15-2035	2.4
GNMA, 5.50%, 4-15-2055	1.8
Brazil, 10.00%, 1-1-2027	1.5

CREDIT QUALITY

(% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	5.9
AA/Aa	39.1
A/A	7.1
BBB/Baa	21.4
BB/Ba	11.5
B/B	8.5
CCC/Caa and below	1.8
Not rated	4.7
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service.The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

PORTFOLIO ALLOCATION

(% OF LONG-TERM INVESTMENT)

Agency securities	24.5
Corporate bonds and notes	23.2
U.S. Treasury securities	10.6
Foreign corporate bonds and notes	10.3
Yankee corporate bonds and notes	8.8
Foreign government bonds	8.1
Asset-backed securities	6.6
Non-agency mortgage-backed securities	3.1
Yankee government bonds	2.7
Investment companies	1.0
Loans	1.0
Common stocks	0.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3773 03-25

Semi-Annual Shareholder Report

March 31, 2025

Income Plus Fund

Class A

WSIAX

This semi-annual shareholder report contains important information about Income Plus Fund for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund consolidated costs for the past 6 months?

The table explains the consolidated costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	CONSOLIDATED COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$36	0.71%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$156,634,796
# of portfolio holdings	367
Consolidated Portfolio turnover rate	247%
Consolidated Total advisory fees paid	$189,363

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

GNMA, 6.50%, 4-15-2055	10.2
FNMA, 6.00%, 4-15-2055	6.0
FNMA, 6.50%, 4-15-2055	5.9
GNMA, 6.00%, 4-15-2055	5.7
U.S. Treasury Notes, 4.13%, 2-28-2027	4.5
U.K. Gilts, 3.25%, 1-31-2033	3.7
U.S. Treasury Notes, 4.13%, 10-31-2026	3.4
U.S. Treasury Notes, 4.63%, 2-15-2035	2.4
GNMA, 5.50%, 4-15-2055	1.8
Brazil, 10.00%, 1-1-2027	1.5

CREDIT QUALITY

(% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	5.9
AA/Aa	39.1
A/A	7.1
BBB/Baa	21.4
BB/Ba	11.5
B/B	8.5
CCC/Caa and below	1.8
Not rated	4.7
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service.The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

PORTFOLIO ALLOCATION

(% OF LONG-TERM INVESTMENT)

Agency securities	24.5
Corporate bonds and notes	23.2
U.S. Treasury securities	10.6
Foreign corporate bonds and notes	10.3
Yankee corporate bonds and notes	8.8
Foreign government bonds	8.1
Asset-backed securities	6.6
Non-agency mortgage-backed securities	3.1
Yankee government bonds	2.7
Investment companies	1.0
Loans	1.0
Common stocks	0.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3365 03-25

Semi-Annual Shareholder Report

March 31, 2025

Income Plus Fund

Class C

WSICX

This semi-annual shareholder report contains important information about Income Plus Fund for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund consolidated costs for the past 6 months?

The table explains the consolidated costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	CONSOLIDATED COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$73	1.46%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$156,634,796
# of portfolio holdings	367
Consolidated Portfolio turnover rate	247%
Consolidated Total advisory fees paid	$189,363

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

GNMA, 6.50%, 4-15-2055	10.2
FNMA, 6.00%, 4-15-2055	6.0
FNMA, 6.50%, 4-15-2055	5.9
GNMA, 6.00%, 4-15-2055	5.7
U.S. Treasury Notes, 4.13%, 2-28-2027	4.5
U.K. Gilts, 3.25%, 1-31-2033	3.7
U.S. Treasury Notes, 4.13%, 10-31-2026	3.4
U.S. Treasury Notes, 4.63%, 2-15-2035	2.4
GNMA, 5.50%, 4-15-2055	1.8
Brazil, 10.00%, 1-1-2027	1.5

CREDIT QUALITY

(% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	5.9
AA/Aa	39.1
A/A	7.1
BBB/Baa	21.4
BB/Ba	11.5
B/B	8.5
CCC/Caa and below	1.8
Not rated	4.7
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service.The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

PORTFOLIO ALLOCATION

(% OF LONG-TERM INVESTMENT)

Agency securities	24.5
Corporate bonds and notes	23.2
U.S. Treasury securities	10.6
Foreign corporate bonds and notes	10.3
Yankee corporate bonds and notes	8.8
Foreign government bonds	8.1
Asset-backed securities	6.6
Non-agency mortgage-backed securities	3.1
Yankee government bonds	2.7
Investment companies	1.0
Loans	1.0
Common stocks	0.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3557 03-25

Semi-Annual Shareholder Report

March 31, 2025

Income Plus Fund

Institutional Class

WSINX

This semi-annual shareholder report contains important information about Income Plus Fund for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund consolidated costs for the past 6 months?

The table explains the consolidated costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	CONSOLIDATED COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$20	0.39%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$156,634,796
# of portfolio holdings	367
Consolidated Portfolio turnover rate	247%
Consolidated Total advisory fees paid	$189,363

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

GNMA, 6.50%, 4-15-2055	10.2
FNMA, 6.00%, 4-15-2055	6.0
FNMA, 6.50%, 4-15-2055	5.9
GNMA, 6.00%, 4-15-2055	5.7
U.S. Treasury Notes, 4.13%, 2-28-2027	4.5
U.K. Gilts, 3.25%, 1-31-2033	3.7
U.S. Treasury Notes, 4.13%, 10-31-2026	3.4
U.S. Treasury Notes, 4.63%, 2-15-2035	2.4
GNMA, 5.50%, 4-15-2055	1.8
Brazil, 10.00%, 1-1-2027	1.5

CREDIT QUALITY

(% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	5.9
AA/Aa	39.1
A/A	7.1
BBB/Baa	21.4
BB/Ba	11.5
B/B	8.5
CCC/Caa and below	1.8
Not rated	4.7
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service.The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

PORTFOLIO ALLOCATION

(% OF LONG-TERM INVESTMENT)

Agency securities	24.5
Corporate bonds and notes	23.2
U.S. Treasury securities	10.6
Foreign corporate bonds and notes	10.3
Yankee corporate bonds and notes	8.8
Foreign government bonds	8.1
Asset-backed securities	6.6
Non-agency mortgage-backed securities	3.1
Yankee government bonds	2.7
Investment companies	1.0
Loans	1.0
Common stocks	0.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3173 03-25

Semi-Annual Shareholder Report

Index Asset Allocation Fund

March 31, 2025

WFAIX

Administrator Class

This semi-annual shareholder report contains important information about Index Asset Allocation Fund for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$44	0.90%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$1,231,213,756
# of portfolio holdings	626
Portfolio turnover rate	11%
Total advisory fees paid	$3,904,122

What did the Fund invest in?

ALLOCATION (% OF TOTAL INVESTMENTS)

Fund	Neutral Allocation	Effective Allocation
Stock Funds	60.0	56.0
Bond Funds	40.0	47.0
Effective Cash	0.0	(3.0)

TOP TEN HOLDINGS (% OF NET ASSETS)

Apple, Inc.	4.2
Microsoft Corp.	3.5
NVIDIA Corp.	3.3
Amazon.com, Inc.	2.3
U.S. Treasury Bonds, 6.13%, 8-15-2029	1.9
U.S. Treasury Notes, 1.38%, 10-31-2028	1.8
U.S. Treasury Bonds, 6.75%, 8-15-2026	1.7
U.S. Treasury Notes, 1.38%, 11-15-2031	1.6
Meta Platforms, Inc. Class A	1.6
U.S. Treasury Notes, 0.63%, 5-15-2030	1.4

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0461 03-25

Semi-Annual Shareholder Report

Index Asset Allocation Fund

March 31, 2025

SFAAX

Class A

This semi-annual shareholder report contains important information about Index Asset Allocation Fund for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$52	1.06%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$1,231,213,756
# of portfolio holdings	626
Portfolio turnover rate	11%
Total advisory fees paid	$3,904,122

What did the Fund invest in?

ALLOCATION (% OF TOTAL INVESTMENTS)

Fund	Neutral Allocation	Effective Allocation
Stock Funds	60.0	56.0
Bond Funds	40.0	47.0
Effective Cash	0.0	(3.0)

TOP TEN HOLDINGS (% OF NET ASSETS)

Apple, Inc.	4.2
Microsoft Corp.	3.5
NVIDIA Corp.	3.3
Amazon.com, Inc.	2.3
U.S. Treasury Bonds, 6.13%, 8-15-2029	1.9
U.S. Treasury Notes, 1.38%, 10-31-2028	1.8
U.S. Treasury Bonds, 6.75%, 8-15-2026	1.7
U.S. Treasury Notes, 1.38%, 11-15-2031	1.6
Meta Platforms, Inc. Class A	1.6
U.S. Treasury Notes, 0.63%, 5-15-2030	1.4

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0458 03-25

Semi-Annual Shareholder Report

Index Asset Allocation Fund

March 31, 2025

WFALX

Class C

This semi-annual shareholder report contains important information about Index Asset Allocation Fund for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$89	1.82%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$1,231,213,756
# of portfolio holdings	626
Portfolio turnover rate	11%
Total advisory fees paid	$3,904,122

What did the Fund invest in?

ALLOCATION (% OF TOTAL INVESTMENTS)

Fund	Neutral Allocation	Effective Allocation
Stock Funds	60.0	56.0
Bond Funds	40.0	47.0
Effective Cash	0.0	(3.0)

TOP TEN HOLDINGS (% OF NET ASSETS)

Apple, Inc.	4.2
Microsoft Corp.	3.5
NVIDIA Corp.	3.3
Amazon.com, Inc.	2.3
U.S. Treasury Bonds, 6.13%, 8-15-2029	1.9
U.S. Treasury Notes, 1.38%, 10-31-2028	1.8
U.S. Treasury Bonds, 6.75%, 8-15-2026	1.7
U.S. Treasury Notes, 1.38%, 11-15-2031	1.6
Meta Platforms, Inc. Class A	1.6
U.S. Treasury Notes, 0.63%, 5-15-2030	1.4

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0460 03-25

Semi-Annual Shareholder Report

Index Asset Allocation Fund

March 31, 2025

WFATX

Institutional Class

This semi-annual shareholder report contains important information about Index Asset Allocation Fund for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$37	0.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$1,231,213,756
# of portfolio holdings	626
Portfolio turnover rate	11%
Total advisory fees paid	$3,904,122

What did the Fund invest in?

ALLOCATION (% OF TOTAL INVESTMENTS)

Fund	Neutral Allocation	Effective Allocation
Stock Funds	60.0	56.0
Bond Funds	40.0	47.0
Effective Cash	0.0	(3.0)

TOP TEN HOLDINGS (% OF NET ASSETS)

Apple, Inc.	4.2
Microsoft Corp.	3.5
NVIDIA Corp.	3.3
Amazon.com, Inc.	2.3
U.S. Treasury Bonds, 6.13%, 8-15-2029	1.9
U.S. Treasury Notes, 1.38%, 10-31-2028	1.8
U.S. Treasury Bonds, 6.75%, 8-15-2026	1.7
U.S. Treasury Notes, 1.38%, 11-15-2031	1.6
Meta Platforms, Inc. Class A	1.6
U.S. Treasury Notes, 0.63%, 5-15-2030	1.4

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4712 03-25

Semi-Annual Shareholder Report

Opportunity Fund

March 31, 2025

WOFDX

Administrator Class

This semi-annual shareholder report contains important information about Opportunity Fund for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$47	0.97%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$1,756,506,238
# of portfolio holdings	54
Portfolio turnover rate	12%
Total advisory fees paid	$6,769,475

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	28.0
Financials	13.8
Industrials	13.7
Consumer discretionary	12.3
Communication services	8.4
Health care	7.9
Real estate	7.3
Materials	5.6
Consumer staples	3.0

TOP TEN HOLDINGS (% OF NET ASSETS)

Amazon.com, Inc.	5.6
Apple, Inc.	5.3
Alphabet, Inc. Class C	4.4
Meta Platforms, Inc. Class A	3.8
Mastercard, Inc. Class A	3.4
Microsoft Corp.	3.0
Texas Instruments, Inc.	2.8
Salesforce, Inc.	2.8
Teledyne Technologies, Inc.	2.5
Intercontinental Exchange, Inc.	2.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3606 03-25

Semi-Annual Shareholder Report

Opportunity Fund

March 31, 2025

SOPVX

Class A

This semi-annual shareholder report contains important information about Opportunity Fund for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$55	1.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$1,756,506,238
# of portfolio holdings	54
Portfolio turnover rate	12%
Total advisory fees paid	$6,769,475

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	28.0
Financials	13.8
Industrials	13.7
Consumer discretionary	12.3
Communication services	8.4
Health care	7.9
Real estate	7.3
Materials	5.6
Consumer staples	3.0

TOP TEN HOLDINGS (% OF NET ASSETS)

Amazon.com, Inc.	5.6
Apple, Inc.	5.3
Alphabet, Inc. Class C	4.4
Meta Platforms, Inc. Class A	3.8
Mastercard, Inc. Class A	3.4
Microsoft Corp.	3.0
Texas Instruments, Inc.	2.8
Salesforce, Inc.	2.8
Teledyne Technologies, Inc.	2.5
Intercontinental Exchange, Inc.	2.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3002 03-25

Semi-Annual Shareholder Report

Opportunity Fund

March 31, 2025

WFOPX

Class C

This semi-annual shareholder report contains important information about Opportunity Fund for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$91	1.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$1,756,506,238
# of portfolio holdings	54
Portfolio turnover rate	12%
Total advisory fees paid	$6,769,475

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	28.0
Financials	13.8
Industrials	13.7
Consumer discretionary	12.3
Communication services	8.4
Health care	7.9
Real estate	7.3
Materials	5.6
Consumer staples	3.0

TOP TEN HOLDINGS (% OF NET ASSETS)

Amazon.com, Inc.	5.6
Apple, Inc.	5.3
Alphabet, Inc. Class C	4.4
Meta Platforms, Inc. Class A	3.8
Mastercard, Inc. Class A	3.4
Microsoft Corp.	3.0
Texas Instruments, Inc.	2.8
Salesforce, Inc.	2.8
Teledyne Technologies, Inc.	2.5
Intercontinental Exchange, Inc.	2.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3539 03-25

Semi-Annual Shareholder Report

Opportunity Fund

March 31, 2025

WOFRX

Class R6

This semi-annual shareholder report contains important information about Opportunity Fund for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$35	0.72%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$1,756,506,238
# of portfolio holdings	54
Portfolio turnover rate	12%
Total advisory fees paid	$6,769,475

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	28.0
Financials	13.8
Industrials	13.7
Consumer discretionary	12.3
Communication services	8.4
Health care	7.9
Real estate	7.3
Materials	5.6
Consumer staples	3.0

TOP TEN HOLDINGS (% OF NET ASSETS)

Amazon.com, Inc.	5.6
Apple, Inc.	5.3
Alphabet, Inc. Class C	4.4
Meta Platforms, Inc. Class A	3.8
Mastercard, Inc. Class A	3.4
Microsoft Corp.	3.0
Texas Instruments, Inc.	2.8
Salesforce, Inc.	2.8
Teledyne Technologies, Inc.	2.5
Intercontinental Exchange, Inc.	2.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4823 03-25

Semi-Annual Shareholder Report

Opportunity Fund

March 31, 2025

WOFNX

Institutional Class

This semi-annual shareholder report contains important information about Opportunity Fund for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$36	0.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$1,756,506,238
# of portfolio holdings	54
Portfolio turnover rate	12%
Total advisory fees paid	$6,769,475

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	28.0
Financials	13.8
Industrials	13.7
Consumer discretionary	12.3
Communication services	8.4
Health care	7.9
Real estate	7.3
Materials	5.6
Consumer staples	3.0

TOP TEN HOLDINGS (% OF NET ASSETS)

Amazon.com, Inc.	5.6
Apple, Inc.	5.3
Alphabet, Inc. Class C	4.4
Meta Platforms, Inc. Class A	3.8
Mastercard, Inc. Class A	3.4
Microsoft Corp.	3.0
Texas Instruments, Inc.	2.8
Salesforce, Inc.	2.8
Teledyne Technologies, Inc.	2.5
Intercontinental Exchange, Inc.	2.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4140 03-25

Semi-Annual Shareholder Report

Special Mid Cap Value Fund

March 31, 2025

WFMDX

Administrator Class

This semi-annual shareholder report contains important information about Special Mid Cap Value Fund for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$51	1.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$12,936,938,572
# of portfolio holdings	68
Portfolio turnover rate	12%
Total advisory fees paid	$44,752,826

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	23.2
Financials	19.9
Health care	9.8
Real estate	9.2
Materials	8.3
Utilities	7.6
Consumer staples	7.2
Energy	5.7
Information technology	4.8
Consumer discretionary	4.3

TOP TEN HOLDINGS (% OF NET ASSETS)

AerCap Holdings NV	3.4
American Electric Power Co., Inc.	3.1
Keurig Dr Pepper, Inc.	3.1
Arch Capital Group Ltd.	3.0
Brown & Brown, Inc.	2.9
L3Harris Technologies, Inc.	2.9
Republic Services, Inc. Class A	2.8
Graphic Packaging Holding Co.	2.6
CBRE Group, Inc. Class A	2.5
Labcorp Holdings, Inc.	2.5

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3704 03-25

Semi-Annual Shareholder Report

Special Mid Cap Value Fund

March 31, 2025

WFPAX

Class A

This semi-annual shareholder report contains important information about Special Mid Cap Value Fund for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$54	1.11%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$12,936,938,572
# of portfolio holdings	68
Portfolio turnover rate	12%
Total advisory fees paid	$44,752,826

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	23.2
Financials	19.9
Health care	9.8
Real estate	9.2
Materials	8.3
Utilities	7.6
Consumer staples	7.2
Energy	5.7
Information technology	4.8
Consumer discretionary	4.3

TOP TEN HOLDINGS (% OF NET ASSETS)

AerCap Holdings NV	3.4
American Electric Power Co., Inc.	3.1
Keurig Dr Pepper, Inc.	3.1
Arch Capital Group Ltd.	3.0
Brown & Brown, Inc.	2.9
L3Harris Technologies, Inc.	2.9
Republic Services, Inc. Class A	2.8
Graphic Packaging Holding Co.	2.6
CBRE Group, Inc. Class A	2.5
Labcorp Holdings, Inc.	2.5

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3323 03-25

Semi-Annual Shareholder Report

Special Mid Cap Value Fund

March 31, 2025

WFPCX

Class C

This semi-annual shareholder report contains important information about Special Mid Cap Value Fund for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$90	1.87%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$12,936,938,572
# of portfolio holdings	68
Portfolio turnover rate	12%
Total advisory fees paid	$44,752,826

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	23.2
Financials	19.9
Health care	9.8
Real estate	9.2
Materials	8.3
Utilities	7.6
Consumer staples	7.2
Energy	5.7
Information technology	4.8
Consumer discretionary	4.3

TOP TEN HOLDINGS (% OF NET ASSETS)

AerCap Holdings NV	3.4
American Electric Power Co., Inc.	3.1
Keurig Dr Pepper, Inc.	3.1
Arch Capital Group Ltd.	3.0
Brown & Brown, Inc.	2.9
L3Harris Technologies, Inc.	2.9
Republic Services, Inc. Class A	2.8
Graphic Packaging Holding Co.	2.6
CBRE Group, Inc. Class A	2.5
Labcorp Holdings, Inc.	2.5

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3535 03-25

Semi-Annual Shareholder Report

Special Mid Cap Value Fund

March 31, 2025

WFPRX

Class R6

This semi-annual shareholder report contains important information about Special Mid Cap Value Fund for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$34	0.70%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$12,936,938,572
# of portfolio holdings	68
Portfolio turnover rate	12%
Total advisory fees paid	$44,752,826

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	23.2
Financials	19.9
Health care	9.8
Real estate	9.2
Materials	8.3
Utilities	7.6
Consumer staples	7.2
Energy	5.7
Information technology	4.8
Consumer discretionary	4.3

TOP TEN HOLDINGS (% OF NET ASSETS)

AerCap Holdings NV	3.4
American Electric Power Co., Inc.	3.1
Keurig Dr Pepper, Inc.	3.1
Arch Capital Group Ltd.	3.0
Brown & Brown, Inc.	2.9
L3Harris Technologies, Inc.	2.9
Republic Services, Inc. Class A	2.8
Graphic Packaging Holding Co.	2.6
CBRE Group, Inc. Class A	2.5
Labcorp Holdings, Inc.	2.5

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4662 03-25

Semi-Annual Shareholder Report

Special Mid Cap Value Fund

March 31, 2025

WFMIX

Institutional Class

This semi-annual shareholder report contains important information about Special Mid Cap Value Fund for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$39	0.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$12,936,938,572
# of portfolio holdings	68
Portfolio turnover rate	12%
Total advisory fees paid	$44,752,826

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	23.2
Financials	19.9
Health care	9.8
Real estate	9.2
Materials	8.3
Utilities	7.6
Consumer staples	7.2
Energy	5.7
Information technology	4.8
Consumer discretionary	4.3

TOP TEN HOLDINGS (% OF NET ASSETS)

AerCap Holdings NV	3.4
American Electric Power Co., Inc.	3.1
Keurig Dr Pepper, Inc.	3.1
Arch Capital Group Ltd.	3.0
Brown & Brown, Inc.	2.9
L3Harris Technologies, Inc.	2.9
Republic Services, Inc. Class A	2.8
Graphic Packaging Holding Co.	2.6
CBRE Group, Inc. Class A	2.5
Labcorp Holdings, Inc.	2.5

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3138 03-25

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Allspring Diversified Income Builder Fund
Long Form Financial Statements
Semi-Annual Report
March 31, 2025

Allspring Diversified Income Builder Fund | 1

Portfolio of investments—March 31, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Asset-backed securities: 0.26%
Frontier Issuer LLC Series 2024-1 Class C144A	11.16%	6-20-2054	$196,350	$220,484
Uniti Fiber ABS Issuer LLC Series 2025-1A Class B144A	6.37	4-20-2055	380,000	385,787
Ziply Fiber Issuer LLC Series 2024-1A Class C144A	11.17	4-20-2054	245,000	262,889
Total asset-backed securities (Cost $841,279)				869,160

	Shares
Common stocks: 33.09%
Communication services: 3.31%
Diversified telecommunication services: 1.62%
AT&T, Inc.#	68,938	1,949,566
Orange SA	138,338	1,792,049
Telenor ASA	120,453	1,721,149
		5,462,764
Interactive media & services: 1.27%
Alphabet, Inc. Class A#	15,930	2,463,415
Meta Platforms, Inc. Class A#	3,118	1,797,091
		4,260,506
Wireless telecommunication services: 0.42%
SK Telecom Co. Ltd.	37,076	1,396,562
Consumer discretionary: 3.31%
Automobiles: 1.49%
BYD Co. Ltd. Class H	29,500	1,493,777
General Motors Co.#	21,695	1,020,316
Honda Motor Co. Ltd.	142,700	1,291,374
Stellantis NV	23,393	262,378
Tesla, Inc.†#	3,700	958,892
		5,026,737
Broadline retail: 1.04%
Amazon.com, Inc.†#	13,424	2,554,050
JD.com, Inc. Class A	45,900	944,234
		3,498,284
Household durables: 0.27%
Haier Smart Home Co. Ltd. Class H	277,600	894,848
Specialty retail: 0.25%
Gap, Inc.#	40,728	839,404
Textiles, apparel & luxury goods: 0.26%
Deckers Outdoor Corp.†#	7,805	872,677
Consumer staples: 2.06%
Beverages: 0.53%
Coca-Cola HBC AG	39,286	1,779,253
The accompanying notes are an integral part of these financial statements.
2 | Allspring Diversified Income Builder Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Shares	Value
Consumer staples distribution & retail: 0.66%
Walmart, Inc.#	25,146	$2,207,567
Food products: 0.18%
Pilgrim’s Pride Corp.	11,425	622,777
Household products: 0.69%
Colgate-Palmolive Co.#	24,624	2,307,269
Energy: 2.07%
Independent power and renewable electricity producers: 0.46%
Enviva Equity‡†	103,033	1,545,495
Oil, gas & consumable fuels: 1.61%
ConocoPhillips#	15,631	1,641,568
Devon Energy Corp.#	29,024	1,085,497
Diamondback Energy, Inc.#	9,060	1,448,513
Shell PLC	33,679	1,225,925
		5,401,503
Financials: 7.43%
Banks: 2.81%
CaixaBank SA	165,293	1,287,588
China Construction Bank Corp. Class H	1,558,000	1,380,645
Citigroup, Inc.#	31,370	2,226,956
DBS Group Holdings Ltd.	36,500	1,253,458
PNC Financial Services Group, Inc.#	5,325	935,975
Svenska Handelsbanken AB Class A	39,312	444,285
UniCredit SpA	34,069	1,912,364
		9,441,271
Capital markets: 1.19%
3i Group PLC	35,186	1,654,467
Ares Capital Corp. BDC#	65,928	1,460,964
Plus500 Ltd.	24,696	875,365
		3,990,796
Consumer finance: 0.40%
SLM Corp.#	45,735	1,343,237
Insurance: 2.66%
Aviva PLC	173,132	1,247,778
BB Seguridade Participacoes SA	236,700	1,671,619
DB Insurance Co. Ltd.	13,730	829,397
Power Corp. of Canada	44,396	1,569,694
SCOR SE	45,777	1,322,030
Sompo Holdings, Inc.	75,600	2,302,109
		8,942,627
Mortgage real estate investment trusts (REITs): 0.37%
Ladder Capital Corp. Class A#	109,437	1,248,676
The accompanying notes are an integral part of these financial statements.
Allspring Diversified Income Builder Fund | 3

Portfolio of investments—March 31, 2025 (unaudited)

	Shares	Value
Health care: 3.13%
Biotechnology: 1.11%
AbbVie, Inc.#	9,369	$1,962,993
Gilead Sciences, Inc.#	15,854	1,776,441
		3,739,434
Health care equipment & supplies: 0.29%
Lantheus Holdings, Inc.†#	10,087	984,491
Pharmaceuticals: 1.73%
Eli Lilly & Co.#	1,722	1,422,217
Organon & Co.#	85,865	1,278,530
Pfizer, Inc.#	49,984	1,266,594
Roche Holding AG	5,579	1,836,203
		5,803,544
Industrials: 2.08%
Building products: 0.58%
Owens Corning#	5,860	836,925
Trane Technologies PLC#	3,305	1,113,521
		1,950,446
Electrical equipment: 0.31%
Signify NV144A	48,757	1,058,615
Industrial conglomerates: 0.88%
Hitachi Ltd.	77,100	1,810,262
Siemens AG	4,935	1,139,719
		2,949,981
Trading companies & distributors: 0.31%
Applied Industrial Technologies, Inc.#	4,567	1,029,128
Information technology: 7.30%
Communications equipment: 0.40%
Arista Networks, Inc.†#	17,347	1,344,046
Electronic equipment, instruments & components: 0.31%
TD SYNNEX Corp.#	10,062	1,046,046
Semiconductors & semiconductor equipment: 2.69%
Broadcom, Inc.#	10,710	1,793,175
KLA Corp.#	2,187	1,486,723
NVIDIA Corp.#	34,374	3,725,454
Taiwan Semiconductor Manufacturing Co. Ltd. ADR#	12,251	2,033,666
		9,039,018
Software: 2.13%
InterDigital, Inc.#	10,052	2,078,251
The accompanying notes are an integral part of these financial statements.
4 | Allspring Diversified Income Builder Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Shares	Value
Software(continued)
Microsoft Corp.#	8,338	$3,130,002
SAP SE	7,329	1,963,802
		7,172,055
Technology hardware, storage & peripherals: 1.77%
Apple, Inc.#	17,098	3,797,979
Dell Technologies, Inc. Class C#	13,285	1,210,928
Seagate Technology Holdings PLC#	10,910	926,804
		5,935,711
Materials: 0.30%
Metals & mining: 0.30%
Alrosa PJSC (Acquired 5-6-2021, cost $65,232)♦†˃	42,660	0
Fortescue Ltd.	105,211	1,018,340
		1,018,340
Real estate: 1.36%
Health care REITs: 0.46%
Omega Healthcare Investors, Inc.#	40,189	1,530,397
Retail REITs: 0.32%
Simon Property Group, Inc.#	6,417	1,065,735
Specialized REITs: 0.58%
VICI Properties, Inc. Class A#	60,079	1,959,777
Utilities: 0.73%
Gas utilities: 0.39%
UGI Corp.#	39,874	1,318,633
Multi-utilities: 0.34%
Engie SA	58,896	1,147,637
Investment Companies: 0.01%
Resolute Topco, Inc.‡†	5,151	46,359
Total common stocks (Cost $89,432,234)		111,221,646

	Interest rate	Maturity date	Principal
Corporate bonds and notes: 34.14%
Basic materials: 0.62%
Chemicals: 0.49%
Celanese U.S. Holdings LLC	6.50%	4-15-2030	$545,000	541,066
Chemours Co.144A	8.00	1-15-2033	495,000	462,866
SCIH Salt Holdings, Inc.144A	6.63	5-1-2029	650,000	623,839
				1,627,771
Iron/steel: 0.13%
Cleveland-Cliffs, Inc.144A	7.00	3-15-2032	460,000	441,401
The accompanying notes are an integral part of these financial statements.
Allspring Diversified Income Builder Fund | 5

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Communications: 4.37%
Advertising: 0.53%
Clear Channel Outdoor Holdings, Inc.144A	5.13%	8-15-2027	$230,000	$222,290
Clear Channel Outdoor Holdings, Inc.144A	9.00	9-15-2028	660,000	677,862
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	4.63	3-15-2030	225,000	205,706
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	7.38	2-15-2031	650,000	676,986
				1,782,844
Internet: 0.29%
Arches Buyer, Inc.144A	6.13	12-1-2028	335,000	294,213
Cablevision Lightpath LLC144A	5.63	9-15-2028	375,000	343,778
Match Group Holdings II LLC144A	5.63	2-15-2029	360,000	352,642
				990,633
Media: 2.11%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25	1-15-2034	775,000	637,438
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.50	8-15-2030	1,700,000	1,547,522
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.00	2-1-2028	475,000	460,978
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.38	6-1-2029	400,000	387,042
CSC Holdings LLC144A	3.38	2-15-2031	865,000	618,799
CSC Holdings LLC144A	5.50	4-15-2027	760,000	703,621
Directv Financing LLC/Directv Financing Co-Obligor, Inc.144A	5.88	8-15-2027	135,000	130,821
DISH DBS Corp.144A	5.75	12-1-2028	210,000	177,103
DISH Network Corp.144A	11.75	11-15-2027	1,220,000	1,284,753
Paramount Global (3 Month LIBOR+3.90%)±	6.25	2-28-2057	415,000	396,683
Sirius XM Radio LLC144A	4.13	7-1-2030	835,000	741,682
				7,086,442
Telecommunications: 1.44%
CommScope LLC144A	8.25	3-1-2027	450,000	426,106
EchoStar Corp. (PIK at 6.75%)¥	6.75	11-30-2030	1,470,000	1,333,788
Level 3 Financing, Inc.144A	3.63	1-15-2029	525,000	389,812
Level 3 Financing, Inc.144A	3.88	10-15-2030	175,000	132,090
Level 3 Financing, Inc.144A	10.50	4-15-2029	1,080,000	1,188,000
Lumen Technologies, Inc.144A	10.00	10-15-2032	417,375	416,670
Viasat, Inc.144A	5.63	4-15-2027	475,000	455,789
Windstream Services LLC/Windstream Escrow Finance Corp.144A	8.25	10-1-2031	495,000	503,963
				4,846,218
Consumer, cyclical: 5.24%
Airlines: 0.11%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.144A	5.50	4-20-2026	135,417	135,046
American Airlines, Inc./AAdvantage Loyalty IP Ltd.144A	5.75	4-20-2029	225,000	220,159
				355,205
The accompanying notes are an integral part of these financial statements.
6 | Allspring Diversified Income Builder Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Auto parts & equipment: 0.21%
Adient Global Holdings Ltd.144A	7.50%	2-15-2033	$380,000	$355,796
ZF North America Capital, Inc.144A	6.88	4-23-2032	390,000	361,814
				717,610
Entertainment: 1.19%
CCM Merger, Inc.144A	6.38	5-1-2026	1,460,000	1,462,127
Churchill Downs, Inc.144A	6.75	5-1-2031	525,000	529,136
Cinemark USA, Inc.144A	7.00	8-1-2032	1,325,000	1,337,501
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada’s Wonderland Co.144A	6.63	5-1-2032	675,000	680,584
				4,009,348
Home builders: 0.26%
LGI Homes, Inc.144A	8.75	12-15-2028	570,000	594,042
Tri Pointe Homes, Inc.	5.70	6-15-2028	270,000	268,840
				862,882
Housewares: 0.13%
Newell Brands, Inc.	6.38	5-15-2030	460,000	447,503
Leisure time: 0.85%
NCL Corp. Ltd.144A	5.88	2-15-2027	405,000	404,447
NCL Corp. Ltd.144A	6.75	2-1-2032	280,000	276,585
NCL Corp. Ltd.144A	7.75	2-15-2029	330,000	343,931
NCL Corp. Ltd.144A	8.13	1-15-2029	210,000	220,885
Sabre Global, Inc.144A	10.75	11-15-2029	909,000	915,615
Viking Cruises Ltd.144A	7.00	2-15-2029	690,000	692,316
				2,853,779
Lodging: 0.15%
Genting New York LLC/GENNY Capital, Inc.144A	7.25	10-1-2029	490,000	499,378
Retail: 2.34%
Carvana Co. (PIK at 13.00%)144A¥	9.00	6-1-2030	1,090,000	1,153,878
FirstCash, Inc.144A	4.63	9-1-2028	405,000	386,764
FirstCash, Inc.144A	6.88	3-1-2032	705,000	713,779
Group 1 Automotive, Inc.144A	6.38	1-15-2030	430,000	430,924
Lithia Motors, Inc.144A	4.38	1-15-2031	505,000	457,542
Macy’s Retail Holdings LLC144A	6.13	3-15-2032	755,000	689,917
Michaels Cos., Inc.144A	7.88	5-1-2029	570,000	302,377
PetSmart, Inc./PetSmart Finance Corp.144A	7.75	2-15-2029	930,000	854,093
Saks Global Enterprises LLC144A	11.00	12-15-2029	610,000	494,160
Sally Holdings LLC/Sally Capital, Inc.	6.75	3-1-2032	370,000	370,698
Sonic Automotive, Inc.144A	4.63	11-15-2029	260,000	239,394
Sonic Automotive, Inc.144A	4.88	11-15-2031	495,000	444,406
Staples, Inc.144A	10.75	9-1-2029	385,000	347,824
The accompanying notes are an integral part of these financial statements.
Allspring Diversified Income Builder Fund | 7

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Retail(continued)
Victra Holdings LLC/Victra Finance Corp.144A	8.75%	9-15-2029	$415,000	$428,063
Walgreens Boots Alliance, Inc.	8.13	8-15-2029	545,000	556,497
				7,870,316
Consumer, non-cyclical: 5.30%
Commercial services: 1.86%
Allied Universal Holdco LLC144A	7.88	2-15-2031	500,000	506,375
Block, Inc.144A	6.50	5-15-2032	545,000	550,494
CoreCivic, Inc.	8.25	4-15-2029	1,230,000	1,302,664
GEO Group, Inc.	8.63	4-15-2029	430,000	451,736
GEO Group, Inc.	10.25	4-15-2031	650,000	706,535
Grand Canyon University	5.13	10-1-2028	1,000,000	945,358
Service Corp. International	5.75	10-15-2032	660,000	648,606
Sotheby’s/Bidfair Holdings, Inc.144A	5.88	6-1-2029	795,000	697,970
Veritiv Operating Co.144A	10.50	11-30-2030	440,000	465,883
				6,275,621
Food: 0.45%
B&G Foods, Inc.144A	8.00	9-15-2028	785,000	788,725
Lamb Weston Holdings, Inc.144A	4.38	1-31-2032	500,000	456,729
Performance Food Group, Inc.144A	6.13	9-15-2032	260,000	258,430
				1,503,884
Healthcare-services: 2.53%
CHS/Community Health Systems, Inc.144A	5.25	5-15-2030	355,000	292,891
CHS/Community Health Systems, Inc.144A	6.00	1-15-2029	475,000	422,110
CHS/Community Health Systems, Inc.144A	10.88	1-15-2032	475,000	467,956
Concentra Escrow Issuer Corp.144A	6.88	7-15-2032	525,000	534,191
DaVita, Inc.144A	6.88	9-1-2032	1,240,000	1,246,957
Eastern Maine Healthcare Systems	5.02	7-1-2036	1,000,000	922,564
IQVIA, Inc.144A	6.50	5-15-2030	490,000	498,708
MPH Acquisition Holdings LLC144A	5.75	12-31-2030	235,163	170,493
MPH Acquisition Holdings LLC (PIK at 0.75%)144A¥	6.75	3-31-2031	396,993	238,021
MPH Acquisition Holdings LLC (PIK at 5.00%)144A¥	11.50	12-31-2030	207,685	180,364
Pediatrix Medical Group, Inc.144A	5.38	2-15-2030	390,000	374,244
Star Parent, Inc.144A	9.00	10-1-2030	875,000	862,448
Surgery Center Holdings, Inc.144A	7.25	4-15-2032	430,000	425,220
Tenet Healthcare Corp.	6.75	5-15-2031	960,000	973,715
Toledo Hospital	6.02	11-15-2048	1,000,000	887,500
				8,497,382
Household products/wares: 0.09%
Central Garden & Pet Co.	4.13	10-15-2030	345,000	313,656
Pharmaceuticals: 0.37%
AdaptHealth LLC144A	5.13	3-1-2030	400,000	364,467
Endo Finance Holdings, Inc.144A	8.50	4-15-2031	840,000	875,722
				1,240,189
The accompanying notes are an integral part of these financial statements.
8 | Allspring Diversified Income Builder Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Energy: 5.26%
Energy-alternate sources: 0.20%
Enviva Partners LP/Enviva Partners Finance Corp.144A♦†	6.50%	1-15-2026	$2,460,000	$0
TerraForm Power Operating LLC144A	5.00	1-31-2028	710,000	687,167
				687,167
Oil & gas: 1.46%
Aethon United BR LP/Aethon United Finance Corp.144A	7.50	10-1-2029	375,000	381,430
California Resources Corp.144A	8.25	6-15-2029	450,000	457,321
Encino Acquisition Partners Holdings LLC144A	8.50	5-1-2028	885,000	899,733
Encino Acquisition Partners Holdings LLC144A	8.75	5-1-2031	350,000	371,918
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.00	2-1-2031	700,000	652,222
Hilcorp Energy I LP/Hilcorp Finance Co.144A	8.38	11-1-2033	220,000	225,450
Kimmeridge Texas Gas LLC144A	8.50	2-15-2030	381,000	380,779
Kraken Oil & Gas Partners LLC144A	7.63	8-15-2029	370,000	361,225
Murphy Oil Corp.	6.00	10-1-2032	305,000	293,385
Nabors Industries Ltd.144A	7.50	1-15-2028	285,000	262,340
Nabors Industries, Inc.144A	8.88	8-15-2031	335,000	290,878
Nabors Industries, Inc.144A	9.13	1-31-2030	315,000	315,105
				4,891,786
Oil & gas services: 0.62%
Archrock Partners LP/Archrock Partners Finance Corp.144A	6.63	9-1-2032	320,000	321,257
Bristow Group, Inc.144A	6.88	3-1-2028	1,245,000	1,232,278
Oceaneering International, Inc.	6.00	2-1-2028	545,000	539,228
				2,092,763
Pipelines: 2.98%
Antero Midstream Partners LP/Antero Midstream Finance Corp.144A	6.63	2-1-2032	570,000	579,512
Buckeye Partners LP	5.85	11-15-2043	425,000	375,756
Buckeye Partners LP144A	6.88	7-1-2029	260,000	264,298
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	5.50	6-15-2031	475,000	455,694
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	7.50	12-15-2033	955,000	1,006,244
Energy Transfer LP (5 Year Treasury Constant Maturity+4.02%)±	8.00	5-15-2054	155,000	163,114
Energy Transfer LP Series H (5 Year Treasury Constant Maturity+5.69%)ʊ±	6.50	11-15-2026	275,000	274,676
Harvest Midstream I LP144A	7.50	9-1-2028	730,000	737,302
Harvest Midstream I LP144A	7.50	5-15-2032	295,000	303,163
Hess Midstream Operations LP144A	5.50	10-15-2030	225,000	220,310
Hess Midstream Operations LP144A	6.50	6-1-2029	145,000	147,883
Kinetik Holdings LP144A	5.88	6-15-2030	705,000	697,657
Prairie Acquiror LP144A	9.00	8-1-2029	725,000	737,969
Rockies Express Pipeline LLC144A	6.75	3-15-2033	45,000	45,754
Rockies Express Pipeline LLC144A	6.88	4-15-2040	855,000	834,670
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	12-31-2030	930,000	882,283
Venture Global Calcasieu Pass LLC144A	6.25	1-15-2030	445,000	451,654
Venture Global LNG, Inc.144A	8.38	6-1-2031	945,000	958,496
The accompanying notes are an integral part of these financial statements.
Allspring Diversified Income Builder Fund | 9

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pipelines(continued)
Venture Global LNG, Inc.144A	9.88%	2-1-2032	$355,000	$377,040
Venture Global LNG, Inc. (5 Year Treasury Constant Maturity+5.44%)144Aʊ±	9.00	9-30-2029	515,000	488,729
				10,002,204
Financial: 5.24%
Banks: 0.18%
Citigroup, Inc. Series X (5 Year Treasury Constant Maturity+3.42%)ʊ±	3.88	2-18-2026	630,000	615,434
Diversified financial services: 2.14%
Aircastle Ltd. Series A (5 Year Treasury Constant Maturity+4.41%)144Aʊ±	5.25	6-15-2026	820,000	804,604
Encore Capital Group, Inc.144A	9.25	4-1-2029	575,000	602,210
EZCORP, Inc.144A	7.38	4-1-2032	205,000	207,984
Jane Street Group/JSG Finance, Inc.144A	6.13	11-1-2032	120,000	118,078
Jane Street Group/JSG Finance, Inc.144A	7.13	4-30-2031	515,000	529,049
Jefferies Finance LLC/JFIN Co-Issuer Corp.144A	5.00	8-15-2028	485,000	455,970
Jefferies Finance LLC/JFIN Co-Issuer Corp.144A	6.63	10-15-2031	425,000	420,493
Jefferson Capital Holdings LLC144A	9.50	2-15-2029	425,000	451,078
Nationstar Mortgage Holdings, Inc.144A	6.50	8-1-2029	570,000	577,865
Nationstar Mortgage Holdings, Inc.144A	7.13	2-1-2032	610,000	633,647
Navient Corp.	11.50	3-15-2031	470,000	524,961
OneMain Finance Corp.	7.88	3-15-2030	710,000	735,896
PRA Group, Inc.144A	5.00	10-1-2029	410,000	377,625
United Wholesale Mortgage LLC144A	5.50	4-15-2029	780,000	752,012
				7,191,472
Insurance: 1.06%
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer144A	7.38	10-1-2032	835,000	838,667
AmWINS Group, Inc.144A	4.88	6-30-2029	305,000	287,526
AmWINS Group, Inc.144A	6.38	2-15-2029	315,000	317,401
BroadStreet Partners, Inc.144A	5.88	4-15-2029	525,000	504,499
HUB International Ltd.144A	5.63	12-1-2029	365,000	353,051
HUB International Ltd.144A	7.25	6-15-2030	125,000	128,751
HUB International Ltd.144A	7.38	1-31-2032	755,000	768,728
Panther Escrow Issuer LLC144A	7.13	6-1-2031	350,000	356,626
				3,555,249
REITs: 1.86%
Blackstone Mortgage Trust, Inc.144A	7.75	12-1-2029	230,000	236,734
Brandywine Operating Partnership LP	8.88	4-12-2029	735,000	769,844
Iron Mountain, Inc.144A	4.50	2-15-2031	335,000	307,090
Iron Mountain, Inc.144A	5.25	7-15-2030	1,230,000	1,179,364
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	7.00	7-15-2031	725,000	744,126
MPT Operating Partnership LP/MPT Finance Corp.144A	8.50	2-15-2032	380,000	387,104
Service Properties Trust	8.38	6-15-2029	295,000	294,870
The accompanying notes are an integral part of these financial statements.
10 | Allspring Diversified Income Builder Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
REITs(continued)
Service Properties Trust144A	8.63%	11-15-2031	$1,035,000	$1,091,836
Starwood Property Trust, Inc.144A	6.50	7-1-2030	505,000	505,257
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC144A	6.00	1-15-2030	135,000	116,822
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC144A	10.50	2-15-2028	569,000	604,444
				6,237,491
Industrial: 3.76%
Aerospace/defense: 0.58%
Spirit AeroSystems, Inc.144A	9.75	11-15-2030	775,000	855,479
TransDigm, Inc.144A	6.63	3-1-2032	1,090,000	1,103,891
				1,959,370
Building materials: 0.79%
Builders FirstSource, Inc.144A	6.38	3-1-2034	455,000	451,501
Camelot Return Merger Sub, Inc.144A	8.75	8-1-2028	655,000	539,556
EMRLD Borrower LP/Emerald Co-Issuer, Inc.144A	6.63	12-15-2030	725,000	725,321
JELD-WEN, Inc.144A	7.00	9-1-2032	465,000	412,530
Quikrete Holdings, Inc.144A	6.38	3-1-2032	185,000	186,175
Quikrete Holdings, Inc.144A	6.75	3-1-2033	325,000	323,521
				2,638,604
Electrical components & equipment: 0.36%
Energizer Holdings, Inc.144A	4.38	3-31-2029	500,000	465,550
WESCO Distribution, Inc.144A	6.63	3-15-2032	725,000	735,454
				1,201,004
Environmental control: 0.11%
Clean Harbors, Inc.144A	6.38	2-1-2031	380,000	384,065
Hand/machine tools: 0.50%
Werner FinCo LP/Werner FinCo, Inc.144A	11.50	6-15-2028	475,000	515,401
Werner FinCo LP/Werner FinCo, Inc. (PIK at 5.75%)144A¥	14.50	10-15-2028	1,127,058	1,155,234
				1,670,635
Machinery-diversified: 0.17%
Chart Industries, Inc.144A	7.50	1-1-2030	230,000	238,544
Chart Industries, Inc.144A	9.50	1-1-2031	315,000	336,276
				574,820
Packaging & containers: 0.51%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC144A	6.00	6-15-2027	600,000	591,652
Clydesdale Acquisition Holdings, Inc.144A	6.88	1-15-2030	245,000	246,858
Clydesdale Acquisition Holdings, Inc.144A	8.75	4-15-2030	370,000	375,234
Mauser Packaging Solutions Holding Co.144A	7.88	4-15-2027	170,000	166,600
Sealed Air Corp./Sealed Air Corp. U.S.144A	7.25	2-15-2031	305,000	315,721
				1,696,065
The accompanying notes are an integral part of these financial statements.
Allspring Diversified Income Builder Fund | 11

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation: 0.13%
Genesee & Wyoming, Inc.144A	6.25%	4-15-2032	$435,000	$434,658
Trucking & leasing: 0.61%
AerCap Global Aviation Trust (U.S. SOFR 3 Month+4.56%)144A±	6.50	6-15-2045	400,000	399,841
Fortress Transportation & Infrastructure Investors LLC144A	5.50	5-1-2028	560,000	548,866
Fortress Transportation & Infrastructure Investors LLC144A	7.00	5-1-2031	790,000	802,658
Fortress Transportation & Infrastructure Investors LLC144A	7.00	6-15-2032	310,000	314,357
				2,065,722
Technology: 2.15%
Computers: 0.32%
Diebold Nixdorf, Inc.144A	7.75	3-31-2030	120,000	124,388
Insight Enterprises, Inc.144A	6.63	5-15-2032	295,000	297,308
Seagate HDD Cayman	8.50	7-15-2031	635,000	674,409
				1,096,105
Office/business equipment: 0.15%
Zebra Technologies Corp.144A	6.50	6-1-2032	490,000	495,902
Semiconductors: 0.08%
Entegris, Inc.144A	5.95	6-15-2030	265,000	263,652
Software: 1.60%
AthenaHealth Group, Inc.144A	6.50	2-15-2030	1,060,000	994,292
Cloud Software Group, Inc.144A	6.50	3-31-2029	530,000	515,195
Cloud Software Group, Inc.144A	8.25	6-30-2032	915,000	930,308
Cloud Software Group, Inc.144A	9.00	9-30-2029	1,165,000	1,161,959
Ellucian Holdings, Inc.144A	6.50	12-1-2029	385,000	378,620
Rocket Software, Inc.144A	9.00	11-28-2028	650,000	670,294
SS&C Technologies, Inc.144A	6.50	6-1-2032	720,000	727,784
				5,378,452
Utilities: 2.20%
Electric: 2.20%
AES Corp. (5 Year Treasury Constant Maturity+2.89%)±	6.95	7-15-2055	600,000	571,760
AES Corp. (5 Year Treasury Constant Maturity+3.20%)±	7.60	1-15-2055	495,000	499,509
Edison International (5 Year Treasury Constant Maturity+3.86%)±	8.13	6-15-2053	420,000	409,584
EUSHI Finance, Inc. (5 Year Treasury Constant Maturity+3.14%)±	7.63	12-15-2054	730,000	759,577
Pattern Energy Operations LP/Pattern Energy Operations, Inc.144A	4.50	8-15-2028	670,000	623,343
PG&E Corp.	5.25	7-1-2030	595,000	571,195
PG&E Corp. (5 Year Treasury Constant Maturity+3.88%)±	7.38	3-15-2055	870,000	855,081
Sempra (5 Year Treasury Constant Maturity+2.87%)±	4.13	4-1-2052	825,000	775,227
Vistra Corp. (5 Year Treasury Constant Maturity+5.74%)144Aʊ±	7.00	12-15-2026	445,000	450,606
Vistra Corp. Series C (5 Year Treasury Constant Maturity+5.05%)144Aʊ±	8.88	1-15-2029	420,000	449,085
The accompanying notes are an integral part of these financial statements.
12 | Allspring Diversified Income Builder Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal		Value
Electric(continued)
Vistra Operations Co. LLC144A	7.75%	10-15-2031		$620,000	$649,295
XPLR Infrastructure Operating Partners LP144A	7.25	1-15-2029		780,000	767,303
					7,381,565
Total corporate bonds and notes (Cost $114,942,179)					114,736,247
Foreign corporate bonds and notes: 5.71%
Financial: 5.71%
Banks: 4.39%
ABN AMRO Bank NV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.90%)ʊ±	4.75	9-22-2027	EUR	1,300,000	1,384,604
AIB Group PLC (EURIBOR ICE Swap Rate 11:00am+4.39%)ʊ±	7.13	10-30-2029	EUR	1,000,000	1,131,969
BAWAG Group AG (EURIBOR ICE Swap Rate 11:00am+5.05%)ʊ±	7.25	9-18-2029	EUR	800,000	884,179
CaixaBank SA (EURIBOR ICE Swap Rate 11:00am+5.14%)ʊ±	8.25	3-13-2029	EUR	800,000	949,039
Commerzbank AG (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+6.36%)ʊ±	6.13	10-9-2025	EUR	600,000	653,646
Credit Agricole SA (EURIBOR ICE Swap Rate 11:00am+4.44%)ʊ±	7.25	9-23-2028	EUR	1,300,000	1,490,031
Deutsche Bank AG (EURIBOR ICE Swap Rate 11:00am+5.11%)ʊ±	7.38	10-30-2031	EUR	600,000	656,086
Intesa Sanpaolo SpA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+5.85%)ʊ±	5.50	3-1-2028	EUR	1,200,000	1,300,796
Investec PLC (UK Gilts 5 Year+6.57%)ʊ±	10.50	8-28-2029	GBP	500,000	701,869
KBC Group NV (EURIBOR ICE Swap Rate 11:00am+3.99%)ʊ±	6.25	9-17-2031	EUR	1,000,000	1,099,027
Lloyds Banking Group PLC (UK Gilts 5 Year+5.88%)ʊ±	8.50	9-27-2027	GBP	1,000,000	1,332,434
NatWest Group PLC (UK Gilts 5 Year+3.29%)ʊ±	7.50	2-28-2032	GBP	1,000,000	1,252,416
Unicaja Banco SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+5.02%)ʊ±	4.88	11-18-2026	EUR	600,000	639,048
UniCredit SpA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+4.61%)ʊ±	4.45	12-3-2027	EUR	1,200,000	1,275,765
					14,750,909
Insurance: 0.78%
Achmea BV (EURIBOR ICE Swap Rate 11:00am+3.74%)ʊ±	6.13	1-28-2035	EUR	250,000	262,313
ASR Nederland NV (EURIBOR ICE Swap Rate 11:00am+4.03%)ʊ±	6.63	12-27-2031	EUR	900,000	1,001,148
Aviva PLC (UK Gilts 5 Year+4.65%)ʊ±	6.88	12-15-2031	GBP	750,000	942,816
SCOR SE (EURIBOR ICE Swap Rate 11:00am+3.86%)ʊ±	6.00	6-20-2034	EUR	400,000	425,569
					2,631,846
Savings & loans: 0.54%
Coventry Building Society (UK Gilts 5 Year+4.73%)ʊ±	8.75	6-11-2029	GBP	400,000	534,575
Nationwide Building Society (UK Gilts 5 Year+3.85%)ʊ±	7.50	12-20-2030	GBP	1,000,000	1,282,061
					1,816,636
Total foreign corporate bonds and notes (Cost $18,752,080)					19,199,391
The accompanying notes are an integral part of these financial statements.
Allspring Diversified Income Builder Fund | 13

Portfolio of investments—March 31, 2025 (unaudited)

	Shares	Value
Investment companies: 2.56%
Exchange-traded funds: 2.56%
iShares Core MSCI EAFE ETF	32,350	$2,447,277
iShares Core MSCI Emerging Markets ETF	18,250	984,953
iShares Core S&P 500 ETF	9,200	5,169,480
Total investment companies (Cost $9,101,455)		8,601,710

	Interest rate	Maturity date	Principal
Loans: 3.34%
Communications: 0.93%
Internet: 0.16%
Cablevision Lightpath LLC (U.S. SOFR 3 Month+3.00%)±	7.32%	11-30-2027	$550,000	548,900
Media: 0.42%
CSC Holdings LLC (U.S. SOFR 1 Month+4.50%)±	8.82	1-18-2028	612,967	591,770
Directv Financing LLC (U.S. SOFR 3 Month+5.25%)±	9.80	8-2-2029	643,681	633,221
Hubbard Radio LLC (U.S. SOFR 1 Month+4.50%)±	8.83	9-30-2027	284,401	194,340
				1,419,331
Telecommunications: 0.35%
CommScope, Inc. (U.S. SOFR 1 Month+5.25%)±	9.57	12-17-2029	1,160,000	1,154,200
Consumer, cyclical: 0.95%
Airlines: 0.09%
SkyMiles IP Ltd. (U.S. SOFR 3 Month+3.75%)±	8.04	10-20-2027	252,345	254,585
Vista Management Holding, Inc. (U.S. SOFR 3 Month+3.75%)‡±	8.05	3-26-2031	35,000	34,738
				289,323
Auto parts & equipment: 0.15%
First Brands Group LLC (U.S. SOFR 3 Month+5.00%)±	9.55	3-30-2027	555,020	514,087
Entertainment: 0.21%
Crown Finance U.S., Inc. (U.S. SOFR 1 Month+5.25%)±	9.57	12-2-2031	723,187	718,537
Housewares: 0.17%
American Greetings Corp. (U.S. SOFR 1 Month+5.75%)±	10.07	10-30-2029	587,135	587,623
Retail: 0.33%
Chinos Intermediate 2 LLC (U.S. SOFR 3 Month+6.00%)±	10.29	9-26-2031	215,000	213,387
Petco Health & Wellness Co., Inc. (U.S. SOFR 3 Month+3.25%)±	7.81	3-3-2028	705,000	640,669
PetSmart, Inc. (U.S. SOFR 1 Month+3.75%)±	8.17	2-11-2028	243,110	238,754
				1,092,810
Consumer, non-cyclical: 0.51%
Commercial services: 0.18%
GEO Group, Inc. (U.S. SOFR 1 Month+5.25%)±	9.58	4-13-2029	255,000	257,422
Hertz Corp. (U.S. SOFR 1 Month+3.50%)±	7.94	6-30-2028	434,057	333,139
				590,561
The accompanying notes are an integral part of these financial statements.
14 | Allspring Diversified Income Builder Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Healthcare-services: 0.33%
LifePoint Health, Inc. (U.S. SOFR 3 Month+3.50%)±	7.82%	5-19-2031	$134,326	$128,977
Modivcare Inc. (U.S. SOFR 3 Month+8.50%)‡±	12.79	1-9-2026	183,553	153,267
Modivcare, Inc. (U.S. SOFR 3 Month+4.75%)±	9.05	7-1-2031	1,067,297	782,681
MPH Acquisition Holdings LLC (U.S. SOFR 3 Month+3.75%)±	8.04	12-31-2030	50,157	49,593
				1,114,518
Energy: 0.08%
Pipelines: 0.08%
Prairie Acquiror LP (U.S. SOFR 1 Month+4.25%)±	8.57	8-1-2029	267,307	267,141
Financial: 0.39%
Insurance: 0.32%
Asurion LLC (U.S. SOFR 1 Month+3.25%)±	7.69	7-31-2027	273,575	271,181
Asurion LLC (U.S. SOFR 1 Month+5.25%)±	9.69	1-31-2028	659,029	622,315
Truist Insurance Holdings LLC (U.S. SOFR 3 Month+4.75%)±	9.05	5-6-2032	184,211	185,478
				1,078,974
REITs: 0.07%
Blackstone Mortgage Trust, Inc. (U.S. SOFR 1 Month+3.75%)‡±	8.07	12-11-2028	234,412	233,533
Industrial: 0.22%
Building materials: 0.22%
CP Atlas Buyer, Inc. (U.S. SOFR 1 Month+3.75%)±	8.17	11-23-2027	575,000	530,582
Quikrete Holdings, Inc. (U.S. SOFR 1 Month+2.25%)±	6.57	2-10-2032	215,000	212,366
				742,948
Technology: 0.26%
Computers: 0.11%
McAfee Corp. (U.S. SOFR 1 Month+3.00%)±	7.32	3-1-2029	379,050	361,140
Software: 0.15%
Genesys Cloud Services, Inc. (U.S. SOFR 1 Month+2.50%)±	6.82	1-30-2032	315,000	311,261
Rocket Software, Inc. (U.S. SOFR 1 Month+4.25%)±	8.57	11-28-2028	183,150	182,487
				493,748
Total loans (Cost $11,781,245)				11,207,374
Municipal obligations: 3.56%
California: 0.55%
Education revenue: 0.32%
California PFA EEC, Inc. Series B144A	5.00	6-15-2031	990,000	946,703
California School Finance Authority Fenton Charter Public Schools Series B144A	4.25	7-1-2025	140,000	140,188
				1,086,891
Tobacco revenue: 0.23%
Golden State Tobacco Securitization Corp. Series A-1	4.21	6-1-2050	1,000,000	754,821
				1,841,712
The accompanying notes are an integral part of these financial statements.
Allspring Diversified Income Builder Fund | 15

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Colorado: 0.13%
Health revenue: 0.13%
Denver Health & Hospital Authority Series B	5.15%	12-1-2026	$445,000	$445,139
Florida: 0.46%
Education revenue: 0.14%
Florida Higher Educational Facilities Financial Authority Jacksonville University Series A-2144A	5.43	6-1-2027	465,000	466,242
Water & sewer revenue: 0.32%
Charlotte County IDA MSKP Town & Country Utility LLC Series B144A	5.00	10-1-2036	1,180,000	1,068,116
				1,534,358
Georgia: 0.06%
Health revenue: 0.06%
Development Authority of Cobb County Presbyterian Village Austell, Inc. Series B144A	5.75	12-1-2028	200,000	197,194
Guam: 0.17%
Airport revenue: 0.17%
Antonio B Won Pat International Airport Authority Series A	4.46	10-1-2043	675,000	572,189
Illinois: 0.37%
GO revenue: 0.37%
Chicago Board of Education Series E	6.04	12-1-2029	1,255,000	1,244,404
Indiana: 0.14%
Health revenue: 0.14%
County of Knox Good Samaritan Hospital Obligated Group Series B	5.90	4-1-2034	480,000	473,481
Iowa: 0.35%
Housing revenue: 0.35%
City of Coralville Series C	5.00	5-1-2030	1,200,000	1,182,825
Louisiana: 0.15%
Health revenue: 0.15%
Louisiana Local Government Environmental Facilities & CDA Glen Retirement System Obligated Group Series B	5.75	1-1-2029	525,000	511,936
New Jersey: 0.28%
Education revenue: 0.28%
New Jersey Educational Facilities Authority Georgian Court University A New Jersey Non Profit Corp. Series H	4.25	7-1-2028	1,000,000	952,420
New York: 0.07%
Health revenue: 0.04%
Jefferson County Civic Facility Development Corp. Samaritan Medical Center Obligated Group Series B	4.25	11-1-2028	150,000	144,809
The accompanying notes are an integral part of these financial statements.
16 | Allspring Diversified Income Builder Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.03%
New York State Energy Research & Development Authority Series A	4.81%	4-1-2034	$105,000	$104,082
				248,891
Oklahoma: 0.15%
Health revenue: 0.15%
Oklahoma Development Finance Authority OU Medicine Obligated Group Series C	5.45	8-15-2028	500,000	491,301
Texas: 0.49%
Industrial development revenue: 0.49%
Port of Beaumont IDA Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series B144A	4.10	1-1-2028	700,000	635,114
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series B144A	10.00	7-1-2026	1,000,000	1,027,216
				1,662,330
Wisconsin: 0.19%
Education revenue: 0.19%
PFA Burrell College of Osteopathic Medicine LLC144A	5.13	6-1-2028	635,000	622,236
Total municipal obligations (Cost $12,602,293)				11,980,416

	Dividend rate	Shares
Preferred stocks: 0.38%
Energy: 0.38%
Oil, gas & consumable fuels: 0.38%
Petroleo Brasileiro SA	0.12	194,412	1,265,997
Total preferred stocks (Cost $1,428,048)			1,265,997

	Interest rate		Principal
Yankee corporate bonds and notes: 10.83%
Communications: 1.41%
Internet: 0.44%
Rakuten Group, Inc.144A	9.75	4-15-2029	$690,000	749,146
Rakuten Group, Inc. (5 Year Treasury Constant Maturity+4.25%)144Aʊ±	8.13	12-15-2029	755,000	745,535
				1,494,681
Media: 0.38%
Virgin Media Secured Finance PLC144A	4.50	8-15-2030	850,000	747,677
VZ Secured Financing BV144A	5.00	1-15-2032	605,000	525,699
				1,273,376
The accompanying notes are an integral part of these financial statements.
Allspring Diversified Income Builder Fund | 17

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Telecommunications: 0.59%
Rogers Communications, Inc. (5 Year Treasury Constant Maturity+2.62%)±	7.13%	4-15-2055	$900,000	$896,946
Telecom Italia Capital SA	7.20	7-18-2036	365,000	366,733
Zegona Finance PLC144A	8.63	7-15-2029	665,000	704,318
				1,967,997
Consumer, cyclical: 0.67%
Airlines: 0.32%
Air Canada Pass-Through Trust Series 2020-1 Class C144A	10.50	7-15-2026	500,000	532,500
Latam Airlines Group SA144A	7.88	4-15-2030	540,000	535,342
				1,067,842
Entertainment: 0.23%
Banijay Entertainment SASU144A	8.13	5-1-2029	755,000	775,812
Leisure time: 0.12%
Carnival Corp.144A	6.13	2-15-2033	430,000	423,735
Consumer, non-cyclical: 1.24%
Cosmetics/Personal Care: 0.23%
Opal Bidco SAS144A%%	6.50	3-31-2032	215,000	215,000
Perrigo Finance Unlimited Co.	6.13	9-30-2032	555,000	546,042
				761,042
Pharmaceuticals: 1.01%
1261229 BC Ltd.144A%%	10.00	4-15-2032	1,135,000	1,128,034
Bausch Health Cos., Inc.144A	6.13	2-1-2027	1,370,000	1,389,180
Bausch Health Cos., Inc.144A	11.00	9-30-2028	215,000	204,788
Teva Pharmaceutical Finance Netherlands III BV	8.13	9-15-2031	600,000	668,718
				3,390,720
Energy: 1.04%
Oil & gas: 0.40%
Baytex Energy Corp.144A	8.50	4-30-2030	295,000	299,564
Borr IHC Ltd./Borr Finance LLC144A	10.00	11-15-2028	662,683	630,248
Saturn Oil & Gas, Inc.144A	9.63	6-15-2029	425,000	411,020
				1,340,832
Pipelines: 0.64%
Enbridge, Inc. (5 Year Treasury Constant Maturity+4.42%)±	7.63	1-15-2083	725,000	759,375
Northriver Midstream Finance LP144A	6.75	7-15-2032	625,000	630,829
South Bow Canadian Infrastructure Holdings Ltd. (5 Year Treasury Constant Maturity+3.95%)144A±	7.63	3-1-2055	755,000	765,914
				2,156,118
Financial: 5.72%
Banks: 5.12%
Banco Bilbao Vizcaya Argentaria SA (5 Year Treasury Constant Maturity+5.10%)ʊ±	9.38	3-19-2029	900,000	977,197
The accompanying notes are an integral part of these financial statements.
18 | Allspring Diversified Income Builder Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
Banco del Estado de Chile (5 Year Treasury Constant Maturity+3.23%)144Aʊ±	7.95%	5-2-2029	$450,000	$471,551
Banco Santander SA (5 Year Treasury Constant Maturity+5.31%)ʊ±	9.63	11-21-2028	1,215,000	1,333,891
Bancolombia SA (5 Year Treasury Constant Maturity+4.32%)±	8.63	12-24-2034	305,000	322,376
Barclays PLC (USD SOFR ICE Swap Rate 11:00am NY 5 Year+5.78%)ʊ±	9.63	12-15-2029	1,400,000	1,535,591
BNP Paribas SA (5 Year Treasury Constant Maturity+3.73%)144Aʊ±	8.00	8-22-2031	330,000	342,861
BNP Paribas SA (5 Year Treasury Constant Maturity+4.35%)ʊ±	8.50	8-14-2028	1,400,000	1,464,155
Danske Bank AS (7 Year Treasury Constant Maturity+4.13%)ʊ±	7.00	6-26-2025	800,000	801,504
HSBC Holdings PLC (5 Year Treasury Constant Maturity+3.65%)ʊ±	4.60	12-17-2030	1,500,000	1,326,260
ING Groep NV (5 Year Treasury Constant Maturity+3.51%)ʊ±	4.88	5-16-2029	1,000,000	917,505
Nordea Bank Abp (5 Year Treasury Constant Maturity+2.60%)ʊ±	3.75	3-1-2029	1,200,000	1,064,668
Skandinaviska Enskilda Banken AB (5 Year Treasury Constant Maturity+3.46%)ʊ±	5.13	5-13-2025	1,000,000	999,840
Societe Generale SA (USD ICE Swap Rate 11:00am NY 5 Year+5.87%)144Aʊ±	8.00	9-29-2025	1,300,000	1,307,433
Standard Chartered PLC (5 Year Treasury Constant Maturity+3.81%)ʊ±	4.75	1-14-2031	1,000,000	883,659
Svenska Handelsbanken AB (5 Year Treasury Constant Maturity+4.05%)ʊ±	4.75	3-1-2031	1,000,000	898,780
UBS Group AG (5 Year Treasury Constant Maturity+3.40%)144Aʊ±	4.88	2-12-2027	790,000	766,314
UBS Group AG (5 Year Treasury Constant Maturity+3.40%)ʊ±	4.88	2-12-2027	1,600,000	1,552,029
UBS Group AG (USD SOFR ICE Swap Rate 11:00am NY 5 Year+4.16%)144Aʊ±	7.75	4-12-2031	245,000	254,910
				17,220,524
Diversified financial services: 0.50%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (5 Year Treasury Constant Maturity+2.72%)±	6.95	3-10-2055	185,000	189,354
GGAM Finance Ltd.144A	5.88	3-15-2030	725,000	715,495
Global Aircraft Leasing Co. Ltd.144A	8.75	9-1-2027	360,000	365,915
Julius Baer Group Ltd. (5 Year Treasury Constant Maturity+3.09%)ʊ±	7.50	8-19-2030	400,000	397,388
				1,668,152
Insurance: 0.10%
Allianz SE (5 Year Treasury Constant Maturity+2.17%)ʊ±	3.20	10-30-2027	400,000	348,495
Industrial: 0.52%
Aerospace/defense: 0.19%
Bombardier, Inc.144A	8.75	11-15-2030	625,000	658,937
Electronics: 0.17%
Sensata Technologies BV144A	5.88	9-1-2030	580,000	559,671
The accompanying notes are an integral part of these financial statements.
Allspring Diversified Income Builder Fund | 19

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Machinery-diversified: 0.01%
TK Elevator Holdco GmbH144A	7.63%	7-15-2028	$45,000	$45,038
Packaging & containers: 0.15%
Trivium Packaging Finance BV144A	8.50	8-15-2027	500,000	497,433
Utilities: 0.23%
Electric: 0.23%
Algonquin Power & Utilities Corp. (5 Year Treasury Constant Maturity+3.25%)±	4.75	1-18-2082	800,000	761,999
Total yankee corporate bonds and notes (Cost $36,237,538)				36,412,404

		Yield	Shares
Short-term investments: 4.92%
Investment companies: 4.92%
Allspring Government Money Market Fund Select Class♠∞##		4.27	16,550,091	16,550,091
Total short-term investments (Cost $16,550,091)				16,550,091
Total investments in securities (Cost $311,668,442)	98.79%			332,044,436
Other assets and liabilities, net	1.21			4,066,554
Total net assets	100.00%			$336,110,990

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
†	Non-income-earning security
‡	Security is valued using significant unobservable inputs.
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
˃
Restricted security as to resale, excluding Rule 144A securities. The Fund held restricted securities with an aggregate current value of $0 (original an aggregate cost of $65,232), representing 0.00% of its net assets as of period end.

±	Variable rate investment. The rate shown is the rate in effect at period end.
¥
A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both.
The rate shown is the rate in effect at period end.

ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
%%	The security is purchased on a when-issued basis.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.

Abbreviations:
ADR	American depositary receipt
BDC	Business Development Company
CDA	Community Development Authority
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	Great British pound
GO	General obligation
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
PFA	Public Finance Authority
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
The accompanying notes are an integral part of these financial statements.
20 | Allspring Diversified Income Builder Fund

Portfolio of investments—March 31, 2025 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$14,205,284	$86,802,772	$(84,457,965)	$0	$0	$16,550,091	16,550,091	$373,214
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	13,478,391	EUR	12,400,000	Citibank N.A.	4-22-2025	$78,211	$0
USD	6,098,245	GBP	4,720,000	Citibank N.A.	4-22-2025	13,737	0
						$91,948	$0
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Volatility Index	166	4-16-2025	$3,561,015	$3,460,021	$0	$(100,994)
MEFF Madrid IBEX 35 Index	47	4-17-2025	6,735,606	6,667,777	0	(67,829)
Ultra 10-Year U.S. Treasury Notes	309	6-18-2025	34,774,644	35,264,625	489,981	0
FTSE 100 Index	30	6-20-2025	3,354,077	3,329,613	0	(24,464)
MSCI Emerging Markets Index	180	6-20-2025	10,214,720	9,997,200	0	(217,520)
Short
E-Mini S&P 500 Index	(106)	6-20-2025	(30,168,101)	(29,962,225)	205,876	0
MSCI EAFE Index	(55)	6-20-2025	(6,878,103)	(6,644,825)	233,278	0
					$929,135	$(410,807)
Written options
Description	Counterparty	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Call
iShares MSCI EAFE ETF	Morgan Stanley Co.	(980)	$(8,820,000)	$90.00	4-4-2025	$0
iShares MSCI Emerging Markets ETF	Morgan Stanley Co.	(724)	(3,475,200)	48.00	4-4-2025	(1)
Russell 2000 Index	Morgan Stanley Co.	(22)	(4,873,000)	2,215.00	4-4-2025	(605)
S&P 500 Index	Morgan Stanley Co.	(1)	(602,500)	6,025.00	4-4-2025	(10)
S&P 500 Index	Morgan Stanley Co.	(20)	(12,460,000)	6,230.00	4-4-2025	(150)
						$(766)
The accompanying notes are an integral part of these financial statements.
Allspring Diversified Income Builder Fund | 21

Statement of assets and liabilities—March 31, 2025 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $295,118,351)	$315,494,345
Investments in affiliated securities, at value (cost $16,550,091)	16,550,091
Cash	32,603
Cash at broker segregated for futures contracts	4,683,000
Foreign currency, at value (cost $193,426)	193,139
Receivable for dividends and interest	3,811,870
Receivable for investments sold	1,055,298
Receivable for Fund shares sold	128,002
Receivable for daily variation margin on open futures contracts	97,994
Unrealized gains on forward foreign currency contracts	91,948
Prepaid expenses and other assets	115,040
Total assets	342,253,330
Liabilities
Payable for investments purchased	3,923,129
Payable for when-issued transactions	1,359,069
Payable for daily variation margin on open futures contracts	321,157
Payable for Fund shares redeemed	246,018
Management fee payable	82,300
Administration fees payable	44,468
Shareholder servicing fees payable	39,370
Distribution fee payable	21,721
Trustees’ fees and expenses payable	6,515
Written options, at value (premiums received $38,555)	766
Accrued expenses and other liabilities	97,827
Total liabilities	6,142,340
Total net assets	$336,110,990
Net assets consist of
Paid-in capital	$359,699,052
Total distributable loss	(23,588,062)
Total net assets	$336,110,990
The accompanying notes are an integral part of these financial statements.
22 | Allspring Diversified Income Builder Fund

Statement of assets and liabilities—March 31, 2025 (unaudited)
Statement of assets and liabilities
Computation of net asset value and offering price per share
Net assets–Class A	$148,132,605
Shares outstanding–Class A1	24,480,039
Net asset value per share–Class A	$6.05
Maximum offering price per share – Class A2	$6.42
Net assets–Class C	$33,500,917
Shares outstanding–Class C1	5,516,571
Net asset value per share–Class C	$6.07
Net assets–Class R6	$46,741,911
Shares outstanding–Class R6[1]	7,968,694
Net asset value per share–Class R6	$5.87
Net assets–Administrator Class	$1,689,713
Shares outstanding–Administrator Class[1]	288,054
Net asset value per share–Administrator Class	$5.87
Net assets–Institutional Class	$106,045,844
Shares outstanding–Institutional Class[1]	18,099,381
Net asset value per share–Institutional Class	$5.86
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Diversified Income Builder Fund | 23

Statement of operations—six months ended March 31, 2025 (unaudited)
Statement of operations
Investment income
Interest (net of foreign withholding taxes of $192)	$7,648,453
Dividends (net of foreign withholdings taxes of $205,943)	2,184,441
Income from affiliated securities	373,214
Total investment income	10,206,108
Expenses
Management fee	941,868
Administration fees
Class A	145,424
Class C	39,684
Class R6	7,315
Administrator Class	1,180
Institutional Class	69,424
Shareholder servicing fees
Class A	181,695
Class C	49,469
Administrator Class	2,266
Distribution fee
Class C	148,459
Custody and accounting fees	17,527
Professional fees	43,758
Registration fees	70,051
Shareholder report expenses	22,584
Trustees’ fees and expenses	8,307
Other fees and expenses	21,346
Total expenses	1,770,357
Less: Fee waivers and/or expense reimbursements
Fund-level	(446,001)
Class A	(13,758)
Class R6	(1,644)
Administrator Class	(55)
Institutional Class	(3,955)
Net expenses	1,304,944
Net investment income	8,901,164
The accompanying notes are an integral part of these financial statements.
24 | Allspring Diversified Income Builder Fund

Statement of operations—six months ended March 31, 2025 (unaudited)
Statement of operations
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	$1,526,517
Foreign currency and foreign currency translations	382,477
Forward foreign currency contracts	(79,375)
Futures contracts	(2,026,280)
Written options	107,345
Net realized losses on investments	(89,316)
Net change in unrealized gains (losses) on
Unaffiliated securities	(4,236,227)
Foreign currency and foreign currency translations	(14,228)
Forward foreign currency contracts	110,340
Futures contracts	517,494
Written options	359,831
Unfunded loan commitments	(2,085)
Net change in unrealized gains (losses) on investments	(3,264,875)
Net realized and unrealized gains (losses) on investments	(3,354,191)
Net increase in net assets resulting from operations	$5,546,973
The accompanying notes are an integral part of these financial statements.
Allspring Diversified Income Builder Fund | 25

Statement of changes in net assets
Statement of changes in net assets
	Six months ended March 31, 2025 (unaudited)		Year ended September 30, 2024
Operations
Net investment income		$8,901,164		$17,993,226
Net realized gains (losses) on investments		(89,316)		15,088,031
Net change in unrealized gains (losses) on investments		(3,264,875)		30,383,628
Net increase in net assets resulting from operations		5,546,973		63,464,885
Distributions to shareholders from
Net investment income and net realized gains
Class A		(3,994,752)		(7,440,881)
Class C		(945,204)		(2,223,504)
Class R6		(1,487,593)		(2,932,729)
Administrator Class		(51,332)		(102,392)
Institutional Class		(3,205,086)		(6,212,196)
Total distributions to shareholders		(9,683,967)		(18,911,702)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	2,164,190	13,256,924	2,210,349	12,964,736
Class C	276,188	1,692,438	365,757	2,146,941
Class R6	142,447	844,790	980,987	5,546,494
Administrator Class	9,643	57,013	176,847	1,041,571
Institutional Class	1,782,098	10,539,035	4,965,366	27,888,036
		26,390,200		49,587,778
Reinvestment of distributions
Class A	605,433	3,680,015	1,164,562	6,797,603
Class C	152,245	927,852	368,827	2,154,985
Class R6	252,325	1,487,267	513,459	2,912,273
Administrator Class	8,710	51,332	17,994	102,054
Institutional Class	491,032	2,889,929	989,469	5,590,666
		9,036,395		17,557,581
Payment for shares redeemed
Class A	(1,956,372)	(11,951,822)	(5,232,684)	(30,330,257)
Class C	(2,211,394)	(13,582,404)	(3,483,570)	(20,347,129)
Class R6	(989,979)	(5,850,152)	(2,004,455)	(11,319,036)
Administrator Class	(179,616)	(1,063,532)	(101,501)	(575,861)
Institutional Class	(2,244,460)	(13,275,536)	(9,337,854)	(52,357,810)
		(45,723,446)		(114,930,093)
Net decrease in net assets resulting from capital share transactions		(10,296,851)		(47,784,734)
Total decrease in net assets		(14,433,845)		(3,231,551)
Net assets
Beginning of period		350,544,835		353,776,386
End of period		$336,110,990		$350,544,835
The accompanying notes are an integral part of these financial statements.
26 | Allspring Diversified Income Builder Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2025 (unaudited)	Year ended September 30
Class A		2024	2023	2022	2021	2020
Net asset value, beginning of period	$6.12	$5.39	$5.14	$6.42	$5.95	$6.06
Net investment income	0.16 [1]	0.30 [1]	0.25 [1]	0.21 [1]	0.19 [1]	0.21
Net realized and unrealized gains (losses) on investments	(0.06)	0.74	0.26	(1.27)	0.49	(0.12)
Total from investment operations	0.10	1.04	0.51	(1.06)	0.68	0.09
Distributions to shareholders from
Net investment income	(0.17)	(0.31)	(0.26)	(0.22)	(0.21)	(0.20)
Net asset value, end of period	$6.05	$6.12	$5.39	$5.14	$6.42	$5.95
Total return[2]	1.62%	19.67%	9.95%	(16.86)%	11.58%	1.59%
Ratios to average net assets (annualized)
Gross expenses	1.11%	1.08%*	1.18%	1.13%	1.08%	1.07%
Net expenses	0.83%	0.84%*	0.84%	0.85%	0.85%	0.85%
Net investment income	5.15%	5.09%*	4.56%	3.38%	3.07%	3.50%
Supplemental data
Portfolio turnover rate	45%	67%	45%	86%	87%	39%
Net assets, end of period (000s omitted)	$148,133	$144,904	$137,643	$156,487	$218,615	$213,551

*	Ratios include dividends on securities sold short in the amount of 0.00%.
[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
Allspring Diversified Income Builder Fund | 27

Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2025 (unaudited)	Year ended September 30
Class C		2024	2023	2022	2021	2020
Net asset value, beginning of period	$6.15	$5.41	$5.15	$6.44	$5.97	$6.07
Net investment income	0.13 [1]	0.25 [1]	0.21 [1]	0.17	0.15	0.17
Net realized and unrealized gains (losses) on investments	(0.06)	0.75	0.26	(1.28)	0.48	(0.11)
Total from investment operations	0.07	1.00	0.47	(1.11)	0.63	0.06
Distributions to shareholders from
Net investment income	(0.15)	(0.26)	(0.21)	(0.18)	(0.16)	(0.16)
Net asset value, end of period	$6.07	$6.15	$5.41	$5.15	$6.44	$5.97
Total return[2]	1.07%	18.88%	9.28%	(17.61)%	10.70%	0.98%
Ratios to average net assets (annualized)
Gross expenses	1.85%	1.83%*	1.93%	1.87%	1.83%	1.82%
Net expenses	1.59%	1.59%*	1.60%	1.60%	1.60%	1.60%
Net investment income	4.32%	4.29%*	3.80%	2.61%	2.31%	2.75%
Supplemental data
Portfolio turnover rate	45%	67%	45%	86%	87%	39%
Net assets, end of period (000s omitted)	$33,501	$44,857	$54,373	$68,612	$103,956	$115,929

*	Ratios include dividends on securities sold short in the amount of 0.00%.
[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
28 | Allspring Diversified Income Builder Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2025 (unaudited)	Year ended September 30
Class R6		2024	2023	2022	2021	2020
Net asset value, beginning of period	$5.94	$5.24	$5.00	$6.26	$5.81	$5.91
Net investment income	0.16 [1]	0.31 [1]	0.26 [1]	0.24	0.23	0.22
Net realized and unrealized gains (losses) on investments	(0.05)	0.72	0.26	(1.25)	0.46	(0.09)
Total from investment operations	0.11	1.03	0.52	(1.01)	0.69	0.13
Distributions to shareholders from
Net investment income	(0.18)	(0.33)	(0.28)	(0.25)	(0.24)	(0.23)
Net asset value, end of period	$5.87	$5.94	$5.24	$5.00	$6.26	$5.81
Total return[2]	1.88%	20.18%	10.52%	(16.61)%	11.99%	2.25%
Ratios to average net assets (annualized)
Gross expenses	0.69%	0.66%*	0.76%	0.70%	0.65%	0.64%
Net expenses	0.42%	0.42%*	0.42%	0.42%	0.42%	0.42%
Net investment income	5.53%	5.52%*	4.99%	3.83%	3.52%	3.89%
Supplemental data
Portfolio turnover rate	45%	67%	45%	86%	87%	39%
Net assets, end of period (000s omitted)	$46,742	$50,876	$47,557	$51,102	$47,544	$2,605

*	Ratios include dividends on securities sold short in the amount of 0.00%.
[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Diversified Income Builder Fund | 29

Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2025 (unaudited)	Year ended September 30
Administrator Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$5.94	$5.24	$5.00	$6.26	$5.81	$5.91
Net investment income	0.15 [1]	0.29 [1]	0.24 [1]	0.21 [1]	0.19 [1]	0.21 [1]
Net realized and unrealized gains (losses) on investments	(0.05)	0.72	0.26	(1.24)	0.48	(0.10)
Total from investment operations	0.10	1.01	0.50	(1.03)	0.67	0.11
Distributions to shareholders from
Net investment income	(0.17)	(0.31)	(0.26)	(0.23)	(0.22)	(0.21)
Net asset value, end of period	$5.87	$5.94	$5.24	$5.00	$6.26	$5.81
Total return[2]	1.70%	19.76%	10.09%	(16.91)%	11.61%	1.89%
Ratios to average net assets (annualized)
Gross expenses	1.04%	1.01%*	1.11%	1.04%	1.00%	0.99%
Net expenses	0.77%	0.77%*	0.77%	0.77%	0.77%	0.77%
Net investment income	5.16%	5.14%*	4.62%	3.43%	3.15%	3.57%
Supplemental data
Portfolio turnover rate	45%	67%	45%	86%	87%	39%
Net assets, end of period (000s omitted)	$1,690	$2,670	$1,866	$4,722	$7,486	$7,868

*	Ratios include dividends on securities sold short in the amount of 0.00%.
[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
30 | Allspring Diversified Income Builder Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2025 (unaudited)	Year ended September 30
Institutional Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$5.93	$5.24	$5.00	$6.26	$5.80	$5.91
Net investment income	0.16 [1]	0.30 [1]	0.26 [1]	0.22 [1]	0.21	0.22 [1]
Net realized and unrealized gains (losses) on investments	(0.05)	0.72	0.25	(1.24)	0.48	(0.11)
Total from investment operations	0.11	1.02	0.51	(1.02)	0.69	0.11
Distributions to shareholders from
Net investment income	(0.18)	(0.33)	(0.27)	(0.24)	(0.23)	(0.22)
Net asset value, end of period	$5.86	$5.93	$5.24	$5.00	$6.26	$5.80
Total return[2]	1.84%	19.87%	10.41%	(16.69)%	12.08%	1.98%
Ratios to average net assets (annualized)
Gross expenses	0.79%	0.76%*	0.85%	0.79%	0.75%	0.74%
Net expenses	0.52%	0.52%*	0.52%	0.52%	0.52%	0.52%
Net investment income	5.44%	5.37%*	4.87%	3.67%	3.40%	3.83%
Supplemental data
Portfolio turnover rate	45%	67%	45%	86%	87%	39%
Net assets, end of period (000s omitted)	$106,046	$107,238	$112,338	$148,499	$249,764	$254,963

*	Ratios include dividends on securities sold short in the amount of 0.00%.
[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Diversified Income Builder Fund | 31

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Diversified Income Builder Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On March 31, 2025, such fair value pricing was used in pricing certain foreign securities.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Options that are listed on a foreign or domestic exchange or market are valued at the closing mid-price. Non-listed options and swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade
32 | Allspring Diversified Income Builder Fund

Notes to financial statements (unaudited)
and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of assets and liabilities.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values and is subject to interest rate risk and equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of assets and liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of operations.
Options
The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.
The Fund may also purchase call or put options. Premiums paid are included in the Statement of assets and liabilities as investments, the values of which are subsequently adjusted based on the current market values of the options. Premiums paid for purchased options that expire are recognized as realized
Allspring Diversified Income Builder Fund | 33

Notes to financial statements (unaudited)
losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.
Options traded on an exchange are regulated and terms of the options are standardized. The Fund is subject to equity price risk. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the over-the-counter market or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.
The Fund entered into centrally cleared swaps. In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Upon entering into a centrally cleared swap, the Fund is required to deposit an initial margin with the broker in the form of cash or securities. Securities deposited as initial margin are designated in the Portfolio of investments and cash deposited is shown as cash segregated for centrally cleared swaps in the Statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). The variation margin is recorded as an unrealized gain (or loss) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of assets and liabilities. Payments received from (paid to) the counterparty are recorded as realized gains (losses) in the Statement of operations when the contract is closed.
Credit default swaps
The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).
The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.
By entering into credit default swap contracts, the Fund is exposed to credit risk. In addition, certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date.
Interest earned on cash balances held at the custodian is recorded as interest income.
Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
34 | Allspring Diversified Income Builder Fund

Notes to financial statements (unaudited)
Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of March 31, 2025, the aggregate cost of all investments for federal income tax purposes was $313,252,572 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$30,062,652
Gross unrealized losses	(10,661,278)
Net unrealized gains	$19,401,374
As of September 30, 2024, the Fund had capital loss carryforwards which consisted of $34,403,078 in short-term capital losses and $9,622,347 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Diversified Income Builder Fund | 35

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Asset-backed securities	$0	$869,160	$0	$869,160
Common stocks
Communication services	6,210,072	4,909,760	0	11,119,832
Consumer discretionary	6,245,339	4,886,611	0	11,131,950
Consumer staples	5,137,613	1,779,253	0	6,916,866
Energy	4,175,578	1,225,925	1,545,495	6,946,998
Financials	11,332,486	13,634,121	0	24,966,607
Health care	8,691,266	1,836,203	0	10,527,469
Industrials	2,979,574	4,008,596	0	6,988,170
Information technology	22,573,074	1,963,802	0	24,536,876
Investment Companies	0	0	46,359	46,359
Materials	0	1,018,340	0	1,018,340
Real estate	4,555,909	0	0	4,555,909
Utilities	1,318,633	1,147,637	0	2,466,270
Corporate bonds and notes	0	114,736,247	0	114,736,247
Foreign corporate bonds and notes	0	19,199,391	0	19,199,391
Investment companies	8,601,710	0	0	8,601,710
Loans	0	10,785,836	421,538	11,207,374
Municipal obligations	0	11,980,416	0	11,980,416
Preferred stocks
Energy	1,265,997	0	0	1,265,997
Yankee corporate bonds and notes	0	36,412,404	0	36,412,404
Short-term investments
Investment companies	16,550,091	0	0	16,550,091
	99,637,342	230,393,702	2,013,392	332,044,436
Forward foreign currency contracts	0	91,948	0	91,948
Futures contracts	929,135	0	0	929,135
Total assets	$100,566,477	$230,485,650	$2,013,392	$333,065,519
Liabilities
Futures contracts	$410,807	$0	$0	$410,807
Written options	765	1	0	766
Total liabilities	$411,572	$1	$0	$411,573
Futures contracts and forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of investments. For futures contracts, the current day’s variation margin is reported on the Statement of assets and liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
	Balance, beginning of period	Net Purchases	Net Sales/ Settlements	Accrued Discounts (Premiums)	Realized Gains (Losses)	Net Change in Unrealized gains (losses)	Transfers into Level 3	Transfers out of Level 3	Balance, end of period
Investments in:
Common stocks	$0	$644,811	$0	$0	$0	$900,684	$46,359	$0	$1,591,854
Loans	740,097	653,192	(767,969)	3,044	(3,069)	9,631	0	(213,388)	421,538
	740,097	1,298,003	(767,969)	3,044	(3,069)	910,315	46,359	(213,388)	2,013,392
36 | Allspring Diversified Income Builder Fund

Notes to financial statements (unaudited)

Net Change in Unrealized Gains (Losses) on Investments Held at March 31, 2025
Investments in:
Common stocks	$900,684
Loans	(20,528)
880,156
The investment types categorized above were valued using indicative broker quotes. These indicative broker quotes are considered Level 3 inputs. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.550%
Next $500 million	0.525
Next $2 billion	0.500
Next $2 billion	0.475
Next $5 billion	0.440
Over $10 billion	0.430
For the six months ended March 31, 2025, the management fee was equivalent to an annual rate of 0.55% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring
Allspring Diversified Income Builder Fund | 37

Notes to financial statements (unaudited)
Funds Management has contractually committed through January 31, 2026 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of March 31, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.84%
Class C	1.59
Class R6	0.42
Administrator Class	0.77
Institutional Class	0.52
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended March 31, 2025, Allspring Funds Distributor received $3,904 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended March 31, 2025.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended March 31, 2025.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended March 31, 2025 were $145,657,527 and $163,290,811, respectively.
6.
DERIVATIVE TRANSACTIONS
During the six months ended March 31, 2025, the Fund entered into futures contracts and written options for economic hedging purposes. The Fund also entered into forward foreign currency contracts for economic hedging purposes.
The volume of the Fund’s derivative activity during the six months ended March 31, 2025 was as follows:
Forward foreign currency contracts
Average contract amounts to buy	$2,112,703
Average contract amounts to sell	18,990,965
Futures contracts
Average notional balance on long futures	$43,914,361
Average notional balance on short futures	5,292,315
Written options
Average number of contracts written	5,837
A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined in the following tables.
38 | Allspring Diversified Income Builder Fund

Notes to financial statements (unaudited)
The fair value of derivative instruments as of March 31, 2025 by primary risk type was as follows for the Fund:
	Interest rate risk	Equity risk	Foreign currency risk	Total
Asset derivatives
Forward foreign currency contracts	$0	$0	$91,948	$91,948
Futures contracts	489,981 *	439,154 *	0	929,135
	$489,981	$439,154	$91,948	$1,021,083
Liability derivatives
Futures contracts	$0	$410,807 *	$0	$410,807
Written options	0	766	0	766
	$0	$411,573	$0	$411,573

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of investments. For futures contracts, only the current day’s variation margin as of March 31, 2025 is reported separately on the Statement of assets and liabilities.

The effect of derivative instruments on the Statement of operations for the six months ended March 31, 2025 was as follows:
	INTEREST RATE RISK	Equity risk	Foreign currency risk	TOTAL
Net realized gains (losses) on derivatives
Forward foreign currency contracts	$0	$0	$(79,375)	$(79,375)
Futures contracts	(1,979,775)	(46,505)	0	(2,026,280)
Written options	0	107,345	0	107,345
	$(1,979,775)	$60,840	$(79,375)	$(1,998,310)
Net change in unrealized gains (losses) on derivatives
Forward foreign currency contracts	$0	$0	$110,340	$110,340
Futures contracts	489,147	28,347	0	517,494
Written options	0	359,831	0	359,831
	$489,147	$388,178	$110,340	$987,665
For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statement of assets and liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of assets and liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of assets and liabilities to the net amounts by counterparty, including any collateral exposure, for OTC derivatives is as follows:
Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Citibank N.A.	$91,948	$0	$0	$91,948

Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Morgan Stanley Co.	$766	$0	$(766)	$0

[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.
Allspring Diversified Income Builder Fund | 39

Notes to financial statements (unaudited)
7.
BANK BORROWINGS
The Fund, together with certain other registered Allspring funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended March 31, 2025, there were no borrowings by the Fund under the agreement.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.
OPERATING SEGMENTS
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
40 | Allspring Diversified Income Builder Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Diversified Income Builder Fund | 41

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

42 | Allspring Diversified Income Builder Fund

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS4304 03-25

Allspring Diversified Capital Builder Fund
Long Form Financial Statements
Semi-Annual Report
March 31, 2025

Allspring Diversified Capital Builder Fund | 1

Portfolio of investments—March 31, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 81.08%
Consumer discretionary: 0.25%
Distributors: 0.25%
Genuine Parts Co.	30,000	$3,574,200
Energy: 16.99%
Energy equipment & services: 4.82%
Baker Hughes Co. Class A	750,000	32,962,500
Schlumberger NV	880,000	36,784,000
		69,746,500
Oil, gas & consumable fuels: 12.17%
Cheniere Energy, Inc.	195,000	45,123,000
Devon Energy Corp.	700,000	26,180,000
EOG Resources, Inc.	180,000	23,083,200
EQT Corp.	110,000	5,877,300
ONEOK, Inc.	320,000	31,750,400
Targa Resources Corp.	220,000	44,103,400
		176,117,300
Health care: 3.63%
Biotechnology: 2.20%
BioMarin Pharmaceutical, Inc.†	100,000	7,069,000
Neurocrine Biosciences, Inc.†	195,000	21,567,000
Sarepta Therapeutics, Inc.†	50,000	3,191,000
		31,827,000
Health care equipment & supplies: 0.79%
Becton Dickinson & Co.	10,000	2,290,600
Boston Scientific Corp.†	90,000	9,079,200
		11,369,800
Health care providers & services: 0.23%
McKesson Corp.	5,000	3,364,950
Life sciences tools & services: 0.24%
IQVIA Holdings, Inc.†	20,000	3,526,000
Pharmaceuticals: 0.17%
Eli Lilly & Co.	3,000	2,477,730
Industrials: 18.93%
Aerospace & defense: 2.98%
Curtiss-Wright Corp.	93,000	29,506,110
HEICO Corp.	35,000	9,351,650
L3Harris Technologies, Inc.	20,000	4,186,200
		43,043,960
The accompanying notes are an integral part of these financial statements.
2 | Allspring Diversified Capital Builder Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Shares	Value
Commercial services & supplies: 2.50%
Cintas Corp.	90,000	$18,497,700
Clean Harbors, Inc.†	90,000	17,739,000
		36,236,700
Construction & engineering: 0.44%
Dycom Industries, Inc.†	8,000	1,218,720
Quanta Services, Inc.	20,000	5,083,600
		6,302,320
Electrical equipment: 5.65%
AMETEK, Inc.	145,000	24,960,300
Eaton Corp. PLC	45,000	12,232,350
Emerson Electric Co.	315,000	34,536,600
Regal Rexnord Corp.	25,000	2,846,250
Vertiv Holdings Co. Class A	100,000	7,220,000
		81,795,500
Machinery: 4.75%
Crane Co.	64,000	9,803,520
Flowserve Corp.	160,000	7,814,400
IDEX Corp.	20,000	3,619,400
ITT, Inc.	95,000	12,270,200
Oshkosh Corp.	20,000	1,881,600
Parker-Hannifin Corp.	17,000	10,333,450
Timken Co.	320,000	22,998,400
		68,720,970
Professional services: 2.61%
Leidos Holdings, Inc.	280,000	37,783,200
Information technology: 35.37%
Communications equipment: 1.36%
Motorola Solutions, Inc.	45,000	19,701,450
Electronic equipment, instruments & components: 7.17%
Amphenol Corp. Class A	640,000	41,977,600
Crane NXT Co.	90,000	4,626,000
Jabil, Inc.	145,000	19,730,150
Teledyne Technologies, Inc.†	75,000	37,328,250
		103,662,000
IT services: 2.75%
International Business Machines Corp.	160,000	39,785,600
Semiconductors & semiconductor equipment: 16.64%
Advanced Micro Devices, Inc.†	410,000	42,123,400
Broadcom, Inc.	350,000	58,600,500
Marvell Technology, Inc.	560,000	34,479,200
Micron Technology, Inc.	630,000	54,740,700
The accompanying notes are an integral part of these financial statements.
Allspring Diversified Capital Builder Fund | 3

Portfolio of investments—March 31, 2025 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment(continued)
NVIDIA Corp.	460,000	$49,854,800
Synaptics, Inc.†	15,000	955,800
		240,754,400
Software: 7.45%
Adobe, Inc.†	55,000	21,094,150
ANSYS, Inc.†	45,000	14,245,200
Autodesk, Inc.†	45,000	11,781,000
Microsoft Corp.	110,000	41,292,900
Synopsys, Inc.†	45,000	19,298,250
		107,711,500
Materials: 2.73%
Chemicals: 1.21%
Eastman Chemical Co.	80,000	7,048,800
Westlake Corp.	105,000	10,503,150
		17,551,950
Containers & packaging: 0.62%
AptarGroup, Inc.	60,000	8,902,800
Metals & mining: 0.90%
ATI, Inc.†	250,000	13,007,500
Real estate: 0.64%
Specialized REITs: 0.64%
Equinix, Inc.	3,000	2,446,050
Iron Mountain, Inc.	80,000	6,883,200
		9,329,250
Utilities: 2.54%
Electric utilities: 0.07%
NRG Energy, Inc.	10,000	954,600
Gas utilities: 0.37%
Atmos Energy Corp.	35,000	5,410,300
Independent power and renewable electricity producers: 1.42%
Vistra Corp.	175,000	20,552,000
Multi-utilities: 0.68%
CMS Energy Corp.	130,000	9,764,300
Total common stocks (Cost $841,863,438)		1,172,973,780
The accompanying notes are an integral part of these financial statements.
4 | Allspring Diversified Capital Builder Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 17.28%
Basic materials: 1.47%
Iron/steel: 1.47%
ATI, Inc.	7.25%	8-15-2030	$6,532,000	$6,732,795
Cleveland-Cliffs, Inc.144A	6.75	4-15-2030	15,000,000	14,522,762
				21,255,557
Consumer, cyclical: 0.38%
Retail: 0.38%
Genuine Parts Co.	6.88	11-1-2033	5,000,000	5,550,162
Consumer, non-cyclical: 4.56%
Commercial services: 0.70%
AMN Healthcare, Inc.144A	4.00	4-15-2029	1,000,000	901,075
AMN Healthcare, Inc.144A	4.63	10-1-2027	1,000,000	961,237
Valvoline, Inc.144A	3.63	6-15-2031	9,495,000	8,253,484
				10,115,796
Food: 0.94%
Post Holdings, Inc.144A	4.50	9-15-2031	8,435,000	7,639,501
Post Holdings, Inc.144A	6.25	2-15-2032	4,000,000	4,023,478
Post Holdings, Inc.144A	6.38	3-1-2033	2,000,000	1,966,631
				13,629,610
Healthcare-products: 0.35%
Hologic, Inc.144A	3.25	2-15-2029	5,440,000	5,018,202
Healthcare-services: 2.08%
Charles River Laboratories International, Inc.144A	4.00	3-15-2031	9,200,000	8,233,368
DaVita, Inc.144A	4.63	6-1-2030	10,550,000	9,712,031
Encompass Health Corp.	4.63	4-1-2031	5,500,000	5,154,666
IQVIA, Inc.144A	6.50	5-15-2030	6,884,000	7,006,336
				30,106,401
Household products/wares: 0.49%
ACCO Brands Corp.144A	4.25	3-15-2029	2,000,000	1,806,726
Spectrum Brands, Inc.144A	3.88	3-15-2031	6,200,000	5,281,055
				7,087,781
Financial: 1.76%
REITs: 1.76%
Iron Mountain, Inc.144A	4.50	2-15-2031	12,350,000	11,321,089
Iron Mountain, Inc.144A	6.25	1-15-2033	5,000,000	4,951,809
SBA Communications Corp.	3.13	2-1-2029	10,000,000	9,126,578
				25,399,476
The accompanying notes are an integral part of these financial statements.
Allspring Diversified Capital Builder Fund | 5

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial: 5.11%
Aerospace/defense: 0.87%
TransDigm, Inc.	4.63%	1-15-2029	$9,000,000	$8,545,251
TransDigm, Inc.144A	6.63	3-1-2032	4,000,000	4,050,978
				12,596,229
Electrical components & equipment: 0.21%
WESCO Distribution, Inc.144A	6.38	3-15-2033	3,000,000	3,015,145
Electronics: 0.57%
TTM Technologies, Inc.144A	4.00	3-1-2029	8,890,000	8,192,259
Engineering & construction: 0.63%
Dycom Industries, Inc.144A	4.50	4-15-2029	9,720,000	9,087,061
Environmental control: 1.10%
Clean Harbors, Inc.144A	6.38	2-1-2031	14,500,000	14,655,106
Stericycle, Inc.144A	3.88	1-15-2029	1,310,000	1,280,293
				15,935,399
Machinery-diversified: 0.77%
ESAB Corp.144A	6.25	4-15-2029	11,015,000	11,175,752
Packaging & containers: 0.96%
Ball Corp.	2.88	8-15-2030	7,000,000	6,101,324
Sealed Air Corp.144A	5.00	4-15-2029	5,000,000	4,856,102
Sealed Air Corp./Sealed Air Corp. U.S.144A	6.13	2-1-2028	3,000,000	3,004,320
				13,961,746
Technology: 1.68%
Computers: 0.97%
Gartner, Inc.144A	3.63	6-15-2029	4,350,000	4,096,191
Seagate HDD Cayman	3.13	7-15-2029	1,500,000	1,347,270
Seagate HDD Cayman	4.09	6-1-2029	3,488,000	3,284,385
Seagate HDD Cayman	8.50	7-15-2031	5,000,000	5,310,306
				14,038,152
Semiconductors: 0.71%
Synaptics, Inc.144A	4.00	6-15-2029	11,185,000	10,253,694
Utilities: 2.32%
Electric: 2.32%
NRG Energy, Inc.144A	5.25	6-15-2029	1,000,000	974,535
NRG Energy, Inc.144A	6.25	11-1-2034	14,000,000	13,781,736
Vistra Operations Co. LLC144A	4.38	5-1-2029	12,000,000	11,394,613
Vistra Operations Co. LLC144A	7.75	10-15-2031	7,000,000	7,330,748
				33,481,632
Total corporate bonds and notes (Cost $259,259,170)				249,900,054
The accompanying notes are an integral part of these financial statements.
6 | Allspring Diversified Capital Builder Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Yankee corporate bonds and notes: 0.40%
Basic materials: 0.22%
Chemicals: 0.22%
Methanex Corp.	5.25%	12-15-2029	$3,293,000	$3,162,684
Industrial: 0.18%
Electronics: 0.18%
Sensata Technologies BV144A	4.00	4-15-2029	2,880,000	2,647,020
Total yankee corporate bonds and notes (Cost $6,268,143)				5,809,704

		Yield	Shares
Short-term investments: 1.07%
Investment companies: 1.07%
Allspring Government Money Market Fund Select Class♠∞		4.27	15,426,334	15,426,334
Total short-term investments (Cost $15,426,334)				15,426,334
Total investments in securities (Cost $1,122,817,085)	99.83%			1,444,109,872
Other assets and liabilities, net	0.17			2,531,564
Total net assets	100.00%			$1,446,641,436

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,654,794	$136,313,222	$(122,541,682)	$0	$0	$15,426,334	15,426,334	$122,531
The accompanying notes are an integral part of these financial statements.
Allspring Diversified Capital Builder Fund | 7

Statement of assets and liabilities—March 31, 2025 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $1,107,390,751)	$1,428,683,538
Investments in affiliated securities, at value (cost $15,426,334)	15,426,334
Cash	16
Receivable for dividends and interest	4,609,172
Receivable for Fund shares sold	699,335
Prepaid expenses and other assets	151,324
Total assets	1,449,569,719
Liabilities
Payable for Fund shares redeemed	1,660,490
Management fee payable	759,346
Administration fees payable	216,211
Shareholder servicing fees payable	186,768
Distribution fee payable	75,241
Trustees’ fees and expenses payable	2,290
Accrued expenses and other liabilities	27,937
Total liabilities	2,928,283
Total net assets	$1,446,641,436
Net assets consist of
Paid-in capital	$1,058,014,107
Total distributable earnings	388,627,329
Total net assets	$1,446,641,436
Computation of net asset value and offering price per share
Net assets–Class A	$733,918,899
Shares outstanding–Class A1	57,938,932
Net asset value per share–Class A	$12.67
Maximum offering price per share – Class A2	$13.44
Net assets–Class C	$114,083,714
Shares outstanding–Class C1	9,081,328
Net asset value per share–Class C	$12.56
Net assets–Administrator Class	$8,380,083
Shares outstanding–Administrator Class[1]	661,018
Net asset value per share–Administrator Class	$12.68
Net assets–Institutional Class	$590,258,740
Shares outstanding–Institutional Class[1]	47,059,567
Net asset value per share–Institutional Class	$12.54
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
8 | Allspring Diversified Capital Builder Fund

Statement of operations—six months ended March 31, 2025 (unaudited)
Statement of operations
Investment income
Interest	$6,839,464
Dividends	6,581,372
Income from affiliated securities	122,531
Total investment income	13,543,367
Expenses
Management fee	4,758,428
Administration fees
Class A	797,541
Class C	135,020
Administrator Class	6,172
Institutional Class	423,989
Shareholder servicing fees
Class A	996,926
Class C	168,775
Administrator Class	11,870
Distribution fee
Class C	506,324
Custody and accounting fees	23,824
Professional fees	28,789
Registration fees	75,332
Shareholder report expenses	38,800
Trustees’ fees and expenses	11,308
Other fees and expenses	23,975
Total expenses	8,007,073
Less: Fee waivers and/or expense reimbursements
Class A	(26,774)
Class C	(11)
Administrator Class	(117)
Net expenses	7,980,171
Net investment income	5,563,196
Realized and unrealized gains (losses) on investments
Net realized gains on investments	74,008,749
Net change in unrealized gains (losses) on investments	(158,335,838)
Net realized and unrealized gains (losses) on investments	(84,327,089)
Net decrease in net assets resulting from operations	$(78,763,893)
The accompanying notes are an integral part of these financial statements.
Allspring Diversified Capital Builder Fund | 9

Statement of changes in net assets
Statement of changes in net assets
	Six months ended March 31, 2025 (unaudited)		Year ended September 30, 2024
Operations
Net investment income		$5,563,196		$8,163,774
Net realized gains on investments		74,008,749		72,873,243
Net change in unrealized gains (losses) on investments		(158,335,838)		293,483,296
Net increase (decrease) in net assets resulting from operations		(78,763,893)		374,520,313
Distributions to shareholders from
Net investment income and net realized gains
Class A		(39,029,623)		(36,792,729)
Class C		(6,370,059)		(5,986,522)
Administrator Class		(482,786)		(538,916)
Institutional Class		(33,189,225)		(23,341,499)
Total distributions to shareholders		(79,071,693)		(66,659,666)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	3,145,660	44,337,635	6,511,330	82,229,398
Class C	962,645	13,427,226	2,295,375	29,292,969
Administrator Class	71,973	1,018,545	381,476	4,849,025
Institutional Class	6,119,053	85,210,573	19,879,539	250,576,773
		143,993,979		366,948,165
Reinvestment of distributions
Class A	2,676,047	37,261,446	3,057,299	35,030,112
Class C	447,587	6,190,126	523,170	5,886,415
Administrator Class	34,499	480,991	46,847	537,223
Institutional Class	2,163,643	29,812,238	1,846,063	21,209,679
		73,744,801		62,663,429
Payment for shares redeemed
Class A	(3,684,010)	(51,228,324)	(6,718,383)	(84,564,975)
Class C	(2,281,980)	(31,651,794)	(2,551,979)	(32,096,294)
Administrator Class	(134,649)	(1,876,358)	(493,567)	(6,310,280)
Institutional Class	(6,318,072)	(85,173,143)	(6,914,272)	(85,814,956)
		(169,929,619)		(208,786,505)
Net increase in net assets resulting from capital share transactions		47,809,161		220,825,089
Total increase (decrease) in net assets		(110,026,425)		528,685,736
Net assets
Beginning of period		1,556,667,861		1,027,982,125
End of period		$1,446,641,436		$1,556,667,861
The accompanying notes are an integral part of these financial statements.
10 | Allspring Diversified Capital Builder Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2025 (unaudited)	Year ended September 30
Class A		2024	2023	2022	2021	2020
Net asset value, beginning of period	$14.02	$11.01	$10.29	$12.64	$10.88	$10.71
Net investment income	0.04 [1]	0.07 [1]	0.11	0.10 [1]	0.09	0.11
Net realized and unrealized gains (losses) on investments	(0.70)	3.63	1.89	(1.50)	1.87	0.63
Total from investment operations	(0.66)	3.70	2.00	(1.40)	1.96	0.74
Distributions to shareholders from
Net investment income	(0.04)	(0.07)	(0.11)	(0.10)	(0.10)	(0.13)
Net realized gains	(0.65)	(0.62)	(1.17)	(0.85)	(0.10)	(0.44)
Total distributions to shareholders	(0.69)	(0.69)	(1.28)	(0.95)	(0.20)	(0.57)
Net asset value, end of period	$12.67	$14.02	$11.01	$10.29	$12.64	$10.88
Total return[2]	(5.08)%	35.05%	20.16%	(12.45)%	18.18%	7.26%
Ratios to average net assets (annualized)
Gross expenses	1.07%	1.08%	1.11%	1.11%	1.11%	1.11%
Net expenses	1.07%	1.07%	1.11%	1.10%	1.11%	1.11%
Net investment income	0.63%	0.57%	0.99%	0.77%	0.76%	1.09%
Supplemental data
Portfolio turnover rate	12%	30%	38%	19%	28%	44%
Net assets, end of period (000s omitted)	$733,919	$782,252	$583,064	$534,863	$657,696	$601,951

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
Allspring Diversified Capital Builder Fund | 11

Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2025 (unaudited)	Year ended September 30
Class C		2024	2023	2022	2021	2020
Net asset value, beginning of period	$13.91	$10.96	$10.24	$12.58	$10.86	$10.69
Net investment income (loss)	(0.01)[1]	(0.02)[1]	0.02	0.00 [1,2]	0.00 [1,2]	0.03
Net realized and unrealized gains (losses) on investments	(0.69)	3.59	1.89	(1.48)	1.86	0.63
Total from investment operations	(0.70)	3.57	1.91	(1.48)	1.86	0.66
Distributions to shareholders from
Net investment income	0.00	0.00	(0.02)	(0.01)	(0.04)	(0.05)
Net realized gains	(0.65)	(0.62)	(1.17)	(0.85)	(0.10)	(0.44)
Total distributions to shareholders	(0.65)	(0.62)	(1.19)	(0.86)	(0.14)	(0.49)
Net asset value, end of period	$12.56	$13.91	$10.96	$10.24	$12.58	$10.86
Total return[3]	(5.44)%	33.96%	19.36%	(13.12)%	17.25%	6.44%
Ratios to average net assets (annualized)
Gross expenses	1.82%	1.83%	1.86%	1.85%	1.86%	1.86%
Net expenses	1.82%	1.83%	1.86%	1.85%	1.86%	1.86%
Net investment income (loss)	(0.13)%	(0.18)%	0.24%	0.02%	0.01%	0.34%
Supplemental data
Portfolio turnover rate	12%	30%	38%	19%	28%	44%
Net assets, end of period (000s omitted)	$114,084	$138,491	$106,152	$100,367	$127,209	$121,947

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
12 | Allspring Diversified Capital Builder Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2025 (unaudited)	Year ended September 30
Administrator Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$14.03	$11.02	$10.30	$12.64	$10.89	$10.72
Net investment income	0.05 [1]	0.08 [1]	0.11	0.11 [1]	0.10 [1]	0.12 [1]
Net realized and unrealized gains (losses) on investments	(0.70)	3.63	1.89	(1.49)	1.86	0.63
Total from investment operations	(0.65)	3.71	2.00	(1.38)	1.96	0.75
Distributions to shareholders from
Net investment income	(0.05)	(0.08)	(0.11)	(0.11)	(0.11)	(0.14)
Net realized gains	(0.65)	(0.62)	(1.17)	(0.85)	(0.10)	(0.44)
Total distributions to shareholders	(0.70)	(0.70)	(1.28)	(0.96)	(0.21)	(0.58)
Net asset value, end of period	$12.68	$14.03	$11.02	$10.30	$12.64	$10.89
Total return[2]	(5.05)%	35.14%	20.24%	(12.30)%	18.17%	7.33%
Ratios to average net assets (annualized)
Gross expenses	1.00%	1.01%	1.03%	1.03%	1.03%	1.03%
Net expenses	1.00%	1.01%	1.03%	1.03%	1.03%	1.03%
Net investment income	0.70%	0.64%	1.07%	0.86%	0.84%	1.19%
Supplemental data
Portfolio turnover rate	12%	30%	38%	19%	28%	44%
Net assets, end of period (000s omitted)	$8,380	$9,669	$8,314	$7,489	$8,234	$6,429

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Diversified Capital Builder Fund | 13

Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2025 (unaudited)	Year ended September 30
Institutional Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$13.89	$10.91	$10.20	$12.54	$10.79	$10.64
Net investment income	0.07 [1]	0.11 [1]	0.14	0.13 [1]	0.13	0.14
Net realized and unrealized gains (losses) on investments	(0.70)	3.60	1.88	(1.48)	1.86	0.62
Total from investment operations	(0.63)	3.71	2.02	(1.35)	1.99	0.76
Distributions to shareholders from
Net investment income	(0.07)	(0.11)	(0.14)	(0.14)	(0.14)	(0.17)
Net realized gains	(0.65)	(0.62)	(1.17)	(0.85)	(0.10)	(0.44)
Total distributions to shareholders	(0.72)	(0.73)	(1.31)	(0.99)	(0.24)	(0.61)
Net asset value, end of period	$12.54	$13.89	$10.91	$10.20	$12.54	$10.79
Total return[2]	(4.98)%	35.50%	20.62%	(12.19)%	18.51%	7.48%
Ratios to average net assets (annualized)
Gross expenses	0.75%	0.76%	0.78%	0.78%	0.78%	0.78%
Net expenses	0.75%	0.76%	0.78%	0.77%	0.78%	0.78%
Net investment income	0.95%	0.89%	1.32%	1.10%	1.09%	1.42%
Supplemental data
Portfolio turnover rate	12%	30%	38%	19%	28%	44%
Net assets, end of period (000s omitted)	$590,259	$626,256	$330,452	$290,545	$358,519	$319,229

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
14 | Allspring Diversified Capital Builder Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Diversified Capital Builder Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased.  If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income quarterly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Allspring Diversified Capital Builder Fund | 15

Notes to financial statements (unaudited)
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of March 31, 2025, the aggregate cost of all investments for federal income tax purposes was $1,122,836,023 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$365,106,509
Gross unrealized losses	(43,832,660)
Net unrealized gains	$321,273,849
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Consumer discretionary	$3,574,200	$0	$0	$3,574,200
Energy	245,863,800	0	0	245,863,800
Health care	52,565,480	0	0	52,565,480
Industrials	273,882,650	0	0	273,882,650
Information technology	511,614,950	0	0	511,614,950
Materials	39,462,250	0	0	39,462,250
Real estate	9,329,250	0	0	9,329,250
Utilities	36,681,200	0	0	36,681,200
Corporate bonds and notes	0	249,900,054	0	249,900,054
Yankee corporate bonds and notes	0	5,809,704	0	5,809,704
Short-term investments
Investment companies	15,426,334	0	0	15,426,334
Total assets	$1,188,400,114	$255,709,758	$0	$1,444,109,872
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
16 | Allspring Diversified Capital Builder Fund

Notes to financial statements (unaudited)
At March 31, 2025, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.650%
Next $500 million	0.600
Next $2 billion	0.550
Next $2 billion	0.525
Next $5 billion	0.490
Over $10 billion	0.480
For the six months ended March 31, 2025, the management fee was equivalent to an annual rate of 0.60% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through January 31, 2026 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of March 31, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	1.11%
Class C	1.86
Administrator Class	1.05
Institutional Class	0.78
Allspring Diversified Capital Builder Fund | 17

Notes to financial statements (unaudited)
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended March 31, 2025, Allspring Funds Distributor received $30,978 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended March 31, 2025.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended March 31, 2025.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended March 31, 2025 were $183,804,524 and $221,471,284, respectively.
6.
BANK BORROWINGS
The Fund, together with certain other registered Allspring funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended March 31, 2025, there were no borrowings by the Fund under the agreement.
7.
CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.
OPERATING SEGMENTS
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation
18 | Allspring Diversified Capital Builder Fund

Notes to financial statements (unaudited)
decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
Allspring Diversified Capital Builder Fund | 19

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

20 | Allspring Diversified Capital Builder Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

Allspring Diversified Capital Builder Fund | 21

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS4324 03-25

Allspring Common Stock Fund
Long Form Financial Statements
Semi-Annual Report
March 31, 2025

Allspring Common Stock Fund | 1

Portfolio of investments—March 31, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 97.95%
Communication services: 0.29%
Interactive media & services: 0.29%
Bumble, Inc. Class A†	429,532	$1,864,169
Consumer discretionary: 9.88%
Automobile components: 0.67%
Gentherm, Inc.†	162,233	4,338,110
Diversified consumer services: 1.02%
Service Corp. International	82,838	6,643,607
Hotels, restaurants & leisure: 1.45%
Planet Fitness, Inc. Class A†	97,370	9,406,916
Household durables: 1.17%
Mohawk Industries, Inc.†	66,377	7,578,926
Specialty retail: 5.57%
AutoNation, Inc.†	51,139	8,280,427
Burlington Stores, Inc.†	44,875	10,695,059
National Vision Holdings, Inc.†	716,985	9,163,068
Revolve Group, Inc.†	371,822	7,990,455
		36,129,009
Consumer staples: 1.33%
Household products: 1.33%
Church & Dwight Co., Inc.	78,628	8,656,157
Financials: 19.83%
Banks: 6.49%
Ameris Bancorp	138,470	7,971,718
Pinnacle Financial Partners, Inc.	87,338	9,261,321
Prosperity Bancshares, Inc.	113,484	8,099,353
Webster Financial Corp.	175,312	9,037,334
Wintrust Financial Corp.	68,666	7,722,178
		42,091,904
Capital markets: 2.40%
Cboe Global Markets, Inc.	26,407	5,975,640
Raymond James Financial, Inc.	68,979	9,581,873
		15,557,513
Financial services: 1.32%
Essent Group Ltd.	148,137	8,550,468
Insurance: 9.62%
Arch Capital Group Ltd.	124,233	11,948,730
Axis Capital Holdings Ltd.	117,750	11,803,260
First American Financial Corp.	124,071	8,142,780
HCI Group, Inc.	56,061	8,365,983
The accompanying notes are an integral part of these financial statements.
2 | Allspring Common Stock Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Shares	Value
Insurance(continued)
Reinsurance Group of America, Inc.	59,315	$11,679,123
Unum Group	129,076	10,514,531
		62,454,407
Health care: 11.45%
Health care equipment & supplies: 4.70%
Align Technology, Inc.†	41,718	6,627,322
Haemonetics Corp.†	114,766	7,293,379
Integer Holdings Corp.†	74,222	8,758,938
LivaNova PLC†	198,394	7,792,916
		30,472,555
Health care providers & services: 2.71%
HealthEquity, Inc.†	133,891	11,831,948
Humana, Inc.	21,695	5,740,497
		17,572,445
Health care technology: 0.38%
Schrodinger, Inc.†	125,740	2,482,107
Life sciences tools & services: 3.66%
Azenta, Inc.†	202,751	7,023,295
Bio-Rad Laboratories, Inc. Class A†	41,835	10,189,332
Bruker Corp.	156,482	6,531,559
		23,744,186
Industrials: 19.26%
Aerospace & defense: 2.04%
Melrose Industries PLC	2,149,157	13,266,344
Building products: 3.23%
AAON, Inc.	96,587	7,546,342
Carlisle Cos., Inc.	39,406	13,417,743
		20,964,085
Commercial services & supplies: 1.44%
Republic Services, Inc. Class A	38,603	9,348,103
Construction & engineering: 1.60%
API Group Corp.†	290,527	10,389,246
Electrical equipment: 2.91%
Allient, Inc.	244,294	5,369,582
Atkore, Inc.	52,974	3,177,910
Regal Rexnord Corp.	90,457	10,298,530
		18,846,022
Marine transportation: 1.32%
Kirby Corp.†	84,927	8,578,476
The accompanying notes are an integral part of these financial statements.
Allspring Common Stock Fund | 3

Portfolio of investments—March 31, 2025 (unaudited)

	Shares	Value
Professional services: 3.28%
TransUnion	111,492	$9,252,721
WNS Holdings Ltd.†	195,537	12,023,570
		21,276,291
Trading companies & distributors: 3.44%
Air Lease Corp. Class A	297,570	14,375,607
Herc Holdings, Inc.	59,058	7,929,717
		22,305,324
Information technology: 18.02%
Electronic equipment, instruments & components: 3.36%
Littelfuse, Inc.	47,745	9,393,351
Teledyne Technologies, Inc.†	24,948	12,416,869
		21,810,220
IT services: 1.69%
Okta, Inc.†	104,042	10,947,299
Semiconductors & semiconductor equipment: 4.25%
Allegro MicroSystems, Inc.†	268,963	6,759,040
Marvell Technology, Inc.	176,335	10,856,946
ON Semiconductor Corp.†	244,258	9,938,858
		27,554,844
Software: 8.72%
CCC Intelligent Solutions Holdings, Inc.†	1,030,251	9,303,167
Dynatrace, Inc.†	230,587	10,872,177
PagerDuty, Inc.†	476,992	8,714,644
Q2 Holdings, Inc.†	99,410	7,953,794
QXO, Inc.†	622,780	8,432,441
Riskified Ltd. Class A†	677,020	3,127,833
SPS Commerce, Inc.†	61,547	8,169,133
		56,573,189
Materials: 9.27%
Chemicals: 3.19%
Ashland, Inc.	134,695	7,986,067
Westlake Corp.	127,181	12,721,915
		20,707,982
Containers & packaging: 3.40%
Crown Holdings, Inc.	117,427	10,481,534
International Paper Co.	216,656	11,558,598
		22,040,132
Metals & mining: 1.29%
Commercial Metals Co.	181,822	8,365,630
Paper & forest products: 1.39%
Louisiana-Pacific Corp.	98,535	9,063,249
The accompanying notes are an integral part of these financial statements.
4 | Allspring Common Stock Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Shares	Value
Real estate: 8.62%
Industrial REITs: 1.62%
Terreno Realty Corp.	165,741	$10,478,146
Residential REITs: 3.95%
American Homes 4 Rent Class A	200,650	7,586,576
Mid-America Apartment Communities, Inc.	43,708	7,324,587
Sun Communities, Inc.	83,259	10,710,438
		25,621,601
Specialized REITs: 3.05%
CubeSmart	206,498	8,819,530
SBA Communications Corp. Class A	49,915	10,981,799
		19,801,329
Total common stocks (Cost $512,021,735)		635,479,991
Investment companies: 1.28%
Exchange-traded funds: 1.28%
SPDR S&P Biotech ETF	102,204	8,288,745
Total investment companies (Cost $5,312,826)		8,288,745

		Yield
Short-term investments: 0.79%
Investment companies: 0.79%
Allspring Government Money Market Fund Select Class♠∞		4.27%	5,143,100	5,143,100
Total short-term investments (Cost $5,143,100)				5,143,100
Total investments in securities (Cost $522,477,661)	100.02%			648,911,836
Other assets and liabilities, net	(0.02)			(153,922)
Total net assets	100.00%			$648,757,914

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$4,265,814	$107,830,674	$(106,953,388)	$0	$0	$5,143,100	5,143,100	$135,554
The accompanying notes are an integral part of these financial statements.
Allspring Common Stock Fund | 5

Statement of assets and liabilities—March 31, 2025 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $517,334,561)	$643,768,736
Investments in affiliated securities, at value (cost $5,143,100)	5,143,100
Cash	500
Foreign currency, at value (cost $71)	71
Receivable for dividends	666,813
Receivable for Fund shares sold	20,842
Prepaid expenses and other assets	82,481
Total assets	649,682,543
Liabilities
Management fee payable	424,994
Shareholder servicing fees payable	235,159
Administration fees payable	109,558
Payable for Fund shares redeemed	109,084
Trustees’ fees and expenses payable	5,144
Distribution fee payable	367
Accrued expenses and other liabilities	40,323
Total liabilities	924,629
Total net assets	$648,757,914
Net assets consist of
Paid-in capital	$533,547,932
Total distributable earnings	115,209,982
Total net assets	$648,757,914
Computation of net asset value and offering price per share
Net assets–Class A	$603,208,065
Shares outstanding–Class A1	38,378,068
Net asset value per share–Class A	$15.72
Maximum offering price per share – Class A2	$16.68
Net assets–Class C	$689,379
Shares outstanding–Class C1	105,630
Net asset value per share–Class C	$6.53
Net assets–Class R6	$6,523,168
Shares outstanding–Class R6[1]	363,471
Net asset value per share–Class R6	$17.95
Net assets–Administrator Class	$1,007,609
Shares outstanding–Administrator Class[1]	59,303
Net asset value per share–Administrator Class	$16.99
Net assets–Institutional Class	$37,329,693
Shares outstanding–Institutional Class[1]	2,095,883
Net asset value per share–Institutional Class	$17.81
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
6 | Allspring Common Stock Fund

Statement of operations—six months ended March 31, 2025 (unaudited)
Statement of operations
Investment income
Dividends	$4,415,411
Income from affiliated securities	135,554
Interest	500
Total investment income	4,551,465
Expenses
Management fee	2,944,207
Administration fees
Class A	692,455
Class C	843
Class R6	951
Administrator Class	761
Institutional Class	33,195
Shareholder servicing fees
Class A	865,569
Class C	1,050
Administrator Class	1,458
Distribution fee
Class C	2,702
Custody and accounting fees	16,853
Professional fees	25,691
Registration fees	42,843
Shareholder report expenses	19,128
Trustees’ fees and expenses	9,607
Other fees and expenses	18,892
Total expenses	4,676,205
Less: Fee waivers and/or expense reimbursements
Fund-level	(70,209)
Class A	(207,330)
Administrator Class	(463)
Institutional Class	(19,911)
Net expenses	4,378,292
Net investment income	173,173
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	10,354,323
Foreign currency and foreign currency translations	329
Net realized gains on investments	10,354,652
Net change in unrealized gains (losses) on
Unaffiliated securities	(87,171,812)
Foreign currency and foreign currency translations	(2,161)
Net change in unrealized gains (losses) on investments	(87,173,973)
Net realized and unrealized gains (losses) on investments	(76,819,321)
Net decrease in net assets resulting from operations	$(76,646,148)
The accompanying notes are an integral part of these financial statements.
Allspring Common Stock Fund | 7

Statement of changes in net assets
Statement of changes in net assets
	Six months ended March 31, 2025 (unaudited)		Year ended September 30, 2024
Operations
Net investment income (loss)		$173,173		$(1,838,363)
Net realized gains on investments		10,354,652		48,078,870
Net change in unrealized gains (losses) on investments		(87,173,973)		108,726,647
Net increase (decrease) in net assets resulting from operations		(76,646,148)		154,967,154
Distributions to shareholders from
Net investment income and net realized gains
Class A		(41,978,446)		(25,647,705)
Class C		(114,745)		(87,239)
Class R6		(325,254)		(201,162)
Administrator Class		(66,931)		(37,933)
Institutional Class		(2,810,180)		(2,465,513)
Total distributions to shareholders		(45,295,556)		(28,439,552)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	182,033	3,197,639	245,876	4,188,714
Class C	5,912	50,299	12,027	94,309
Class R6	119,465	2,385,198	79,172	1,522,437
Administrator Class	1,034	19,826	4,096	77,381
Institutional Class	156,897	3,118,303	263,165	5,072,291
		8,771,265		10,955,132
Reinvestment of distributions
Class A	2,183,359	39,540,624	1,496,401	24,256,663
Class C	15,218	114,745	11,493	84,361
Class R6	15,743	325,248	10,913	199,591
Administrator Class	3,233	63,307	2,062	35,933
Institutional Class	136,780	2,805,360	135,423	2,460,641
		42,849,284		27,037,189
Payment for shares redeemed
Class A	(3,352,383)	(59,528,849)	(5,570,716)	(95,517,303)
Class C	(32,114)	(256,034)	(51,477)	(413,853)
Class R6	(48,683)	(977,334)	(170,722)	(3,310,178)
Administrator Class	(5,815)	(105,796)	(22,454)	(397,809)
Institutional Class	(980,604)	(19,426,641)	(1,857,001)	(35,576,838)
		(80,294,654)		(135,215,981)
Net decrease in net assets resulting from capital share transactions		(28,674,105)		(97,223,660)
Total increase (decrease) in net assets		(150,615,809)		29,303,942
Net assets
Beginning of period		799,373,723		770,069,781
End of period		$648,757,914		$799,373,723
The accompanying notes are an integral part of these financial statements.
8 | Allspring Common Stock Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2025 (unaudited)	Year ended September 30
Class A		2024	2023	2022	2021	2020
Net asset value, beginning of period	$18.62	$15.89	$16.31	$24.46	$17.88	$21.07
Net investment loss	0.00 [1,2]	(0.05)[1]	(0.05)[1]	(0.12)	(0.12)	(0.03)
Net realized and unrealized gains (losses) on investments	(1.80)	3.39	2.34	(3.79)	7.75	(0.52)
Total from investment operations	(1.80)	3.34	2.29	(3.91)	7.63	(0.55)
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	0.00	(0.00)[2]
Net realized gains	(1.10)	(0.61)	(2.71)	(4.24)	(1.05)	(2.64)
Total distributions to shareholders	(1.10)	(0.61)	(2.71)	(4.24)	(1.05)	(2.64)
Net asset value, end of period	$15.72	$18.62	$15.89	$16.31	$24.46	$17.88
Total return[3]	(10.45)%	21.60%	14.48%	(20.08)%	43.77%	(3.48)%
Ratios to average net assets (annualized)
Gross expenses	1.27%	1.26%	1.27%	1.26%	1.25%	1.27%
Net expenses	1.19%	1.21%	1.23%	1.23%	1.23%	1.23%
Net investment income (loss)	0.02%	(0.27)%	(0.30)%	(0.58)%	(0.50)%	(0.14)%
Supplemental data
Portfolio turnover rate	23%	46%	36%	40%	48%	61%
Net assets, end of period (000s omitted)	$603,208	$733,100	$686,143	$684,178	$945,399	$722,547

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
Allspring Common Stock Fund | 9

Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2025 (unaudited)	Year ended September 30
Class C		2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.38	$7.52	$9.05	$15.45	$11.70	$14.72
Net investment loss	(0.03)[1]	(0.08)[1]	(0.08)[1]	(0.14)[1]	(0.18)[1]	(0.11)[1]
Payment from affiliate	0.00	0.00	0.00	0.00	0.00	0.05
Net realized and unrealized gains (losses) on investments	(0.72)	1.55	1.26	(2.02)	4.98	(0.32)
Total from investment operations	(0.75)	1.47	1.18	(2.16)	4.80	(0.38)
Distributions to shareholders from
Net realized gains	(1.10)	(0.61)	(2.71)	(4.24)	(1.05)	(2.64)
Net asset value, end of period	$6.53	$8.38	$7.52	$9.05	$15.45	$11.70
Total return[2]	(10.72)%	20.72%	13.64%	(20.56)%	42.64%	(3.88)%[3]
Ratios to average net assets (annualized)
Gross expenses	1.91%	1.94%	1.95%	1.88%	1.99%	2.01%
Net expenses	1.90%	1.94%	1.95%	1.88%	1.99%	2.01%
Net investment loss	(0.71)%	(0.99)%	(1.02)%	(1.23)%	(1.26)%	(0.92)%
Supplemental data
Portfolio turnover rate	23%	46%	36%	40%	48%	61%
Net assets, end of period (000s omitted)	$689	$977	$1,087	$1,314	$2,405	$3,020

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[3]	During the year ended September 30, 2020, the Fund received a payment from an affiliate which had a 0.39% impact on the total return.
The accompanying notes are an integral part of these financial statements.
10 | Allspring Common Stock Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2025 (unaudited)	Year ended September 30
Class R6		2024	2023	2022	2021	2020
Net asset value, beginning of period	$21.08	$17.84	$17.94	$26.41	$19.16	$22.39
Net investment income (loss)	0.04 [1]	0.02 [1]	0.02 [1]	(0.04)[1]	(0.02)[1]	0.05 [1]
Net realized and unrealized gains (losses) on investments	(2.07)	3.83	2.59	(4.19)	8.32	(0.56)
Total from investment operations	(2.03)	3.85	2.61	(4.23)	8.30	(0.51)
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	0.00	(0.08)
Net realized gains	(1.10)	(0.61)	(2.71)	(4.24)	(1.05)	(2.64)
Total distributions to shareholders	(1.10)	(0.61)	(2.71)	(4.24)	(1.05)	(2.72)
Net asset value, end of period	$17.95	$21.08	$17.84	$17.94	$26.41	$19.16
Total return[2]	(10.32)%	22.11%	15.00%	(19.77)%	44.37%	(3.10)%
Ratios to average net assets (annualized)
Gross expenses	0.85%	0.84%	0.84%	0.83%	0.82%	0.84%
Net expenses	0.83%	0.83%	0.83%	0.83%	0.82%	0.83%
Net investment income (loss)	0.40%	0.12%	0.09%	(0.17)%	(0.09)%	0.27%
Supplemental data
Portfolio turnover rate	23%	46%	36%	40%	48%	61%
Net assets, end of period (000s omitted)	$6,523	$5,837	$6,378	$27,209	$35,280	$27,628

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Common Stock Fund | 11

Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2025 (unaudited)	Year ended September 30
Administrator Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$20.04	$17.03	$17.28	$25.63	$18.67	$21.56
Net investment income (loss)	0.01 [1]	(0.03)[1]	(0.03)[1]	(0.10)[1]	(0.09)[1]	0.00 [1,2]
Payment from affiliate	0.00	0.00	0.00	0.00	0.00	0.32
Net realized and unrealized gains (losses) on investments	(1.96)	3.65	2.49	(4.01)	8.10	(0.54)
Total from investment operations	(1.95)	3.62	2.46	(4.11)	8.01	(0.22)
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	0.00	(0.03)
Net realized gains	(1.10)	(0.61)	(2.71)	(4.24)	(1.05)	(2.64)
Total distributions to shareholders	(1.10)	(0.61)	(2.71)	(4.24)	(1.05)	(2.67)
Net asset value, end of period	$16.99	$20.04	$17.03	$17.28	$25.63	$18.67
Total return[3]	(10.46)%	21.80%	14.59%	(19.87)%[4]	43.96%	(1.68)%[5]
Ratios to average net assets (annualized)
Gross expenses	1.20%	1.19%	1.19%	1.17%	1.17%	1.17%
Net expenses	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%
Net investment income (loss)	0.11%	(0.16)%	(0.18)%	(0.45)%	(0.36)%	0.01%
Supplemental data
Portfolio turnover rate	23%	46%	36%	40%	48%	61%
Net assets, end of period (000s omitted)	$1,008	$1,219	$1,314	$1,813	$2,918	$2,239

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[4]	During the year ended September 30, 2022, the Fund received payments from a service provider which had a 0.09% impact on the total return.
[5]	During the year ended September 30, 2020, the Fund received a payment from an affiliate which had a 1.69% impact on the total return.
The accompanying notes are an integral part of these financial statements.
12 | Allspring Common Stock Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2025 (unaudited)	Year ended September 30
Institutional Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$20.93	$17.72	$17.85	$26.30	$19.09	$22.32
Net investment income (loss)	0.04 [1]	0.02 [1]	0.02 [1]	(0.04)[1]	(0.03)[1]	0.05 [1]
Net realized and unrealized gains (losses) on investments	(2.06)	3.80	2.56	(4.17)	8.29	(0.56)
Total from investment operations	(2.02)	3.82	2.58	(4.21)	8.26	(0.51)
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	0.00	(0.08)
Net realized gains	(1.10)	(0.61)	(2.71)	(4.24)	(1.05)	(2.64)
Total distributions to shareholders	(1.10)	(0.61)	(2.71)	(4.24)	(1.05)	(2.72)
Net asset value, end of period	$17.81	$20.93	$17.72	$17.85	$26.30	$19.09
Total return[2]	(10.35)%	22.09%	14.89%	(19.78)%	44.32%	(3.13)%
Ratios to average net assets (annualized)
Gross expenses	0.95%	0.94%	0.94%	0.93%	0.92%	0.94%
Net expenses	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment income (loss)	0.35%	0.10%	0.09%	(0.20)%	(0.14)%	0.24%
Supplemental data
Portfolio turnover rate	23%	46%	36%	40%	48%	61%
Net assets, end of period (000s omitted)	$37,330	$58,240	$75,148	$74,701	$98,202	$126,279

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Common Stock Fund | 13

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Common Stock Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On March 31, 2025, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date.
14 | Allspring Common Stock Fund

Notes to financial statements (unaudited)
Interest earned on cash balances held at the custodian is recorded as interest income.
Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of March 31, 2025, the aggregate cost of all investments for federal income tax purposes was $543,355,758 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$172,655,577
Gross unrealized losses	(67,099,499)
Net unrealized gains	$105,556,078
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Common Stock Fund | 15

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$1,864,169	$0	$0	$1,864,169
Consumer discretionary	64,096,568	0	0	64,096,568
Consumer staples	8,656,157	0	0	8,656,157
Financials	128,654,292	0	0	128,654,292
Health care	74,271,293	0	0	74,271,293
Industrials	111,707,547	13,266,344	0	124,973,891
Information technology	116,885,552	0	0	116,885,552
Materials	60,176,993	0	0	60,176,993
Real estate	55,901,076	0	0	55,901,076
Investment companies	8,288,745	0	0	8,288,745
Short-term investments
Investment companies	5,143,100	0	0	5,143,100
Total assets	$635,645,492	$13,266,344	$0	$648,911,836
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At March 31, 2025, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.800%
Next $500 million	0.750
Next $1 billion	0.700
Next $2 billion	0.675
Next $1 billion	0.650
Next $5 billion	0.640
Over $10 billion	0.630
For the six months ended March 31, 2025, the management fee was equivalent to an annual rate of 0.78% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As
16 | Allspring Common Stock Fund

Notes to financial statements (unaudited)
compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through January 31, 2026 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of March 31, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	1.25%
Class C	2.00
Class R6	0.83
Administrator Class	1.10
Institutional Class	0.85
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended March 31, 2025, Allspring Funds Distributor received $128 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended March 31, 2025.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended March 31, 2025.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended March 31, 2025 were $172,751,472 and $248,439,834, respectively.
6.
BANK BORROWINGS
The Fund, together with certain other registered Allspring funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
Allspring Common Stock Fund | 17

Notes to financial statements (unaudited)
For the six months ended March 31, 2025, there were no borrowings by the Fund under the agreement.
7.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
8.
OPERATING SEGMENTS
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
18 | Allspring Common Stock Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Common Stock Fund | 19

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

20 | Allspring Common Stock Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS3301 03-25

Allspring SMID Cap Growth Fund
Long Form Financial Statements
Semi-Annual Report
March 31, 2025

Allspring SMID Cap Growth Fund | 1

Portfolio of investments—March 31, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.95%
Communication services: 3.63%
Entertainment: 3.63%
Liberty Media Corp.-Liberty Live Class C†	230,663	$15,717,377
TKO Group Holdings, Inc. Class A	106,587	16,287,559
		32,004,936
Consumer discretionary: 14.33%
Broadline retail: 2.28%
Global-E Online Ltd.†	208,095	7,418,587
MercadoLibre, Inc.†	6,507	12,694,311
		20,112,898
Hotels, restaurants & leisure: 6.17%
DraftKings, Inc. Class A†	290,631	9,651,855
Dutch Bros, Inc. Class A†	209,321	12,923,479
Hyatt Hotels Corp. Class A	81,574	9,992,815
Viking Holdings Ltd.†	266,387	10,588,883
Wingstop, Inc.	50,357	11,359,532
		54,516,564
Household durables: 1.41%
Taylor Morrison Home Corp. Class A†	208,203	12,500,508
Specialty retail: 4.47%
Burlington Stores, Inc.†	47,160	11,239,643
Carvana Co. Class A†	54,037	11,298,056
Chewy, Inc. Class A†	223,578	7,268,521
Floor & Decor Holdings, Inc. Class A†	119,633	9,626,867
		39,433,087
Financials: 8.84%
Capital markets: 4.83%
Morningstar, Inc.	55,862	16,751,338
Robinhood Markets, Inc. Class A†	237,709	9,893,449
Tradeweb Markets, Inc. Class A	108,079	16,045,408
		42,690,195
Financial services: 4.01%
Equitable Holdings, Inc.	418,065	21,777,006
Toast, Inc. Class A†	410,420	13,613,631
		35,390,637
Health care: 22.10%
Biotechnology: 6.66%
ADMA Biologics, Inc.†	466,070	9,246,829
Ascendis Pharma AS ADR†	55,621	8,669,089
Insmed, Inc.†	123,712	9,437,988
Natera, Inc.†	146,827	20,762,806
The accompanying notes are an integral part of these financial statements.
2 | Allspring SMID Cap Growth Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Shares	Value
Biotechnology(continued)
Neurocrine Biosciences, Inc.†	64,188	$7,099,193
Vaxcyte, Inc.†	94,591	3,571,756
		58,787,661
Health care equipment & supplies: 5.95%
Glaukos Corp.†	85,995	8,463,628
Inspire Medical Systems, Inc.†	72,687	11,577,585
iRhythm Technologies, Inc.†	143,636	15,035,817
Penumbra, Inc.†	65,436	17,498,241
		52,575,271
Health care providers & services: 6.43%
GeneDx Holdings Corp. Class A†	38,855	3,441,193
HealthEquity, Inc.†	185,681	16,408,630
Option Care Health, Inc.†	356,195	12,449,015
RadNet, Inc.†	296,690	14,751,427
Tenet Healthcare Corp.†	71,936	9,675,392
		56,725,657
Life sciences tools & services: 1.91%
Bio-Techne Corp.	119,724	7,019,418
Repligen Corp.†	77,081	9,807,787
		16,827,205
Pharmaceuticals: 1.15%
Teva Pharmaceutical Industries Ltd. ADR†	662,854	10,188,066
Industrials: 22.68%
Aerospace & defense: 2.13%
Axon Enterprise, Inc.†	11,137	5,857,505
Curtiss-Wright Corp.	40,694	12,910,985
		18,768,490
Building products: 1.05%
AAON, Inc.	118,398	9,250,436
Commercial services & supplies: 5.66%
Casella Waste Systems, Inc. Class A†	215,414	24,020,815
RB Global, Inc.	158,514	15,898,954
Tetra Tech, Inc.	342,847	10,028,275
		49,948,044
Construction & engineering: 3.36%
Construction Partners, Inc. Class A†	235,471	16,923,301
EMCOR Group, Inc.	34,479	12,744,473
		29,667,774
Ground transportation: 1.65%
Saia, Inc.†	41,730	14,581,714
The accompanying notes are an integral part of these financial statements.
Allspring SMID Cap Growth Fund | 3

Portfolio of investments—March 31, 2025 (unaudited)

	Shares	Value
Machinery: 3.24%
ESAB Corp.	113,301	$13,199,566
RBC Bearings, Inc.†	47,989	15,441,421
		28,640,987
Professional services: 1.32%
Parsons Corp.†	197,412	11,688,764
Trading companies & distributors: 4.27%
Applied Industrial Technologies, Inc.	66,969	15,090,794
SiteOne Landscape Supply, Inc.†	90,383	10,976,112
Watsco, Inc.	22,876	11,627,871
		37,694,777
Information technology: 21.98%
Electronic equipment, instruments & components: 2.90%
Novanta, Inc.†	98,672	12,617,189
Teledyne Technologies, Inc.†	26,026	12,953,400
		25,570,589
IT services: 1.82%
Globant SA†	68,934	8,114,911
Wix.com Ltd.†	48,874	7,985,034
		16,099,945
Semiconductors & semiconductor equipment: 3.58%
Entegris, Inc.	98,252	8,595,085
Impinj, Inc.†	66,642	6,044,429
Monolithic Power Systems, Inc.	15,758	9,139,325
Onto Innovation, Inc.†	64,349	7,808,108
		31,586,947
Software: 12.65%
CCC Intelligent Solutions Holdings, Inc.†	721,914	6,518,883
Clearwater Analytics Holdings, Inc. Class A†	434,207	11,636,748
Commvault Systems, Inc.†	113,177	17,854,803
CyberArk Software Ltd.†	41,524	14,035,112
Descartes Systems Group, Inc.†	130,333	13,141,476
Monday.com Ltd.†	53,543	13,019,516
Procore Technologies, Inc.†	244,132	16,117,595
Samsara, Inc. Class A†	253,920	9,732,754
Tyler Technologies, Inc.†	16,618	9,661,539
		111,718,426
Technology hardware, storage & peripherals: 1.03%
Pure Storage, Inc. Class A†	205,902	9,115,281
The accompanying notes are an integral part of these financial statements.
4 | Allspring SMID Cap Growth Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Shares	Value
Materials: 3.04%
Metals & mining: 3.04%
ATI, Inc.†	161,118	$8,382,969
Carpenter Technology Corp.	101,904	18,462,967
		26,845,936
Real estate: 1.46%
Real estate management & development: 1.46%
Jones Lang LaSalle, Inc.†	51,890	12,864,050
Utilities: 0.89%
Independent power and renewable electricity producers: 0.89%
Talen Energy Corp.†	39,274	7,841,840
Total common stocks (Cost $727,961,326)		873,636,685

		Yield
Short-term investments: 1.25%
Investment companies: 1.25%
Allspring Government Money Market Fund Select Class♠∞		4.27%	11,029,222	11,029,222
Total short-term investments (Cost $11,029,222)				11,029,222
Total investments in securities (Cost $738,990,548)	100.20%			884,665,907
Other assets and liabilities, net	(0.20)			(1,767,114)
Total net assets	100.00%			$882,898,793

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$3,714,757	$181,028,859	$(173,714,394)	$0	$0	$11,029,222	11,029,222	$177,044
The accompanying notes are an integral part of these financial statements.
Allspring SMID Cap Growth Fund | 5

Statement of assets and liabilities—March 31, 2025 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $727,961,326)	$873,636,685
Investments in affiliated securities, at value (cost $11,029,222)	11,029,222
Cash	32
Receivable for Fund shares sold	881,718
Receivable for dividends	62,814
Prepaid expenses and other assets	85,976
Total assets	885,696,447
Liabilities
Payable for Fund shares redeemed	1,956,503
Management fee payable	570,511
Administration fees payable	108,086
Shareholder servicing fees payable	84,855
Trustees’ fees and expenses payable	4,062
Distribution fee payable	1,367
Accrued expenses and other liabilities	72,270
Total liabilities	2,797,654
Total net assets	$882,898,793
Net assets consist of
Paid-in capital	$678,308,103
Total distributable earnings	204,590,690
Total net assets	$882,898,793
Computation of net asset value and offering price per share
Net assets–Class A	$335,808,682
Shares outstanding–Class A1	14,636,639
Net asset value per share–Class A	$22.94
Maximum offering price per share – Class A2	$24.34
Net assets–Class C	$2,088,050
Shares outstanding–Class C1	133,972
Net asset value per share–Class C	$15.59
Net assets–Class R6	$165,489,568
Shares outstanding–Class R6[1]	5,854,566
Net asset value per share–Class R6	$28.27
Net assets–Administrator Class	$44,539,692
Shares outstanding–Administrator Class[1]	1,798,579
Net asset value per share–Administrator Class	$24.76
Net assets–Institutional Class	$334,972,801
Shares outstanding–Institutional Class[1]	12,079,623
Net asset value per share–Institutional Class	$27.73
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
6 | Allspring SMID Cap Growth Fund

Statement of operations—six months ended March 31, 2025 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $14,941)	$964,554
Income from affiliated securities	177,044
Interest	32
Total investment income	1,141,630
Expenses
Management fee	4,139,093
Administration fees
Class A	399,522
Class C	2,539
Class R6	33,983
Administrator Class	33,531
Institutional Class	257,688
Shareholder servicing fees
Class A	499,350
Class C	3,172
Administrator Class	64,435
Distribution fee
Class C	9,481
Custody and accounting fees	18,482
Professional fees	23,125
Registration fees	38,193
Shareholder report expenses	33,839
Trustees’ fees and expenses	10,092
Interest expense	4,488
Other fees and expenses	37,587
Total expenses	5,608,600
Less: Fee waivers and/or expense reimbursements
Fund-level	(209,462)
Class A	(74,944)
Class C	(4)
Administrator Class	(7)
Net expenses	5,324,183
Net investment loss	(4,182,553)
Realized and unrealized gains (losses) on investments
Net realized gains on investments	80,693,593
Net change in unrealized gains (losses) on investments	(170,784,290)
Net realized and unrealized gains (losses) on investments	(90,090,697)
Net decrease in net assets resulting from operations	$(94,273,250)
The accompanying notes are an integral part of these financial statements.
Allspring SMID Cap Growth Fund | 7

Statement of changes in net assets
Statement of changes in net assets
	Six months ended March 31, 2025 (unaudited)		Year ended September 30, 2024
Operations
Net investment loss		$(4,182,553)		$(7,046,425)
Net realized gains on investments		80,693,593		157,405,177
Net change in unrealized gains (losses) on investments		(170,784,290)		156,534,358
Net increase (decrease) in net assets resulting from operations		(94,273,250)		306,893,110
Distributions to shareholders from
Net investment income and net realized gains
Class A		(36,981,041)		0
Class C		(336,902)		0
Class R6		(18,398,144)		0
Administrator Class		(4,404,183)		0
Institutional Class		(30,894,971)		0
Total distributions to shareholders		(91,015,241)		0
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	171,390	4,624,025	444,049	10,770,592
Class C	8,467	161,667	13,647	246,450
Class R6	323,815	10,591,457	1,480,279	44,494,152
Administrator Class	108,171	3,085,210	353,172	8,648,190
Institutional Class	1,077,149	35,094,928	2,045,572	60,215,008
		53,557,287		124,374,392
Reinvestment of distributions
Class A	1,321,112	35,987,085	0	0
Class C	17,618	326,822	0	0
Class R6	538,339	18,045,142	0	0
Administrator Class	149,526	4,396,056	0	0
Institutional Class	836,068	27,506,624	0	0
		86,261,729		0
Payment for shares redeemed
Class A	(1,563,836)	(41,467,854)	(3,751,114)	(92,194,209)
Class C	(27,407)	(512,667)	(83,886)	(1,459,188)
Class R6	(2,659,638)	(86,531,156)	(4,949,079)	(144,842,709)
Administrator Class	(239,977)	(7,097,261)	(697,639)	(18,484,856)
Institutional Class	(2,019,935)	(65,573,940)	(6,597,714)	(195,353,494)
		(201,182,878)		(452,334,456)
Net decrease in net assets resulting from capital share transactions		(61,363,862)		(327,960,064)
Total decrease in net assets		(246,652,353)		(21,066,954)
Net assets
Beginning of period		1,129,551,146		1,150,618,100
End of period		$882,898,793		$1,129,551,146
The accompanying notes are an integral part of these financial statements.
8 | Allspring SMID Cap Growth Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2025 (unaudited)	Year ended September 30
Class A		2024	2023	2022	2021	2020
Net asset value, beginning of period	$27.92	$21.43	$19.73	$47.48	$39.95	$33.24
Net investment loss	(0.13)[1]	(0.20)[1]	(0.17)[1]	(0.30)[1]	(0.53)	(0.31)
Net realized and unrealized gains (losses) on investments	(2.26)	6.69	2.16	(14.84)	10.51	11.37
Total from investment operations	(2.39)	6.49	1.99	(15.14)	9.98	11.06
Distributions to shareholders from
Net realized gains	(2.59)	0.00	(0.29)	(12.61)	(2.45)	(4.35)
Net asset value, end of period	$22.94	$27.92	$21.43	$19.73	$47.48	$39.95
Total return[2]	(10.04)%	30.28%	10.08%	(42.03)%	25.48%	37.49%
Ratios to average net assets (annualized)
Gross expenses	1.25%	1.24%	1.24%	1.21%	1.19%	1.21%
Net expenses	1.17%	1.18%	1.20%	1.19%	1.18%	1.19%
Net investment loss	(0.96)%	(0.82)%	(0.77)%	(1.08)%	(1.08)%	(0.91)%
Supplemental data
Portfolio turnover rate	38%	64%	52%	58%	51%	53%
Net assets, end of period (000s omitted)	$335,809	$410,614	$386,119	$414,018	$875,257	$762,758

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
Allspring SMID Cap Growth Fund | 9

Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2025 (unaudited)	Year ended September 30
Class C		2024	2023	2022	2021	2020
Net asset value, beginning of period	$19.81	$15.33	$14.30	$38.31	$32.88	$28.27
Net investment loss	(0.16)[1]	(0.28)[1]	(0.24)[1]	(0.42)[1]	(0.70)[1]	(0.45)[1]
Net realized and unrealized gains (losses) on investments	(1.47)	4.76	1.56	(10.98)	8.58	9.41
Total from investment operations	(1.63)	4.48	1.32	(11.40)	7.88	8.96
Distributions to shareholders from
Net realized gains	(2.59)	0.00	(0.29)	(12.61)	(2.45)	(4.35)
Net asset value, end of period	$15.59	$19.81	$15.33	$14.30	$38.31	$32.88
Total return[2]	(10.33)%	29.22%	9.28%	(42.48)%	24.52%	36.54%
Ratios to average net assets (annualized)
Gross expenses	2.00%	1.98%	1.98%	1.94%	1.94%	1.96%
Net expenses	1.96%	1.96%	1.97%	1.94%	1.94%	1.96%
Net investment loss	(1.75)%	(1.59)%	(1.54)%	(1.84)%	(1.84)%	(1.66)%
Supplemental data
Portfolio turnover rate	38%	64%	52%	58%	51%	53%
Net assets, end of period (000s omitted)	$2,088	$2,681	$3,151	$3,622	$17,909	$28,509

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
10 | Allspring SMID Cap Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2025 (unaudited)	Year ended September 30
Class R6		2024	2023	2022	2021	2020
Net asset value, beginning of period	$33.77	$25.83	$23.63	$54.02	$44.98	$36.76
Net investment loss	(0.10)[1]	(0.12)[1]	(0.09)[1]	(0.22)[1]	(0.35)[1]	(0.18)[1]
Net realized and unrealized gains (losses) on investments	(2.81)	8.06	2.58	(17.56)	11.84	12.75
Total from investment operations	(2.91)	7.94	2.49	(17.78)	11.49	12.57
Distributions to shareholders from
Net realized gains	(2.59)	0.00	(0.29)	(12.61)	(2.45)	(4.35)
Net asset value, end of period	$28.27	$33.77	$25.83	$23.63	$54.02	$44.98
Total return[2]	(9.83)%	30.74%	10.58%	(41.80)%	26.01%	38.06%
Ratios to average net assets (annualized)
Gross expenses	0.83%	0.82%	0.81%	0.78%	0.76%	0.78%
Net expenses	0.79%	0.79%	0.79%	0.78%	0.76%	0.78%
Net investment loss	(0.58)%	(0.42)%	(0.36)%	(0.66)%	(0.66)%	(0.50)%
Supplemental data
Portfolio turnover rate	38%	64%	52%	58%	51%	53%
Net assets, end of period (000s omitted)	$165,490	$258,437	$287,218	$353,183	$771,279	$597,851

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring SMID Cap Growth Fund | 11

Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2025 (unaudited)	Year ended September 30
Administrator Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$29.94	$22.97	$21.12	$49.83	$41.79	$34.55
Net investment loss	(0.13)[1]	(0.20)[1]	(0.16)[1]	(0.30)[1]	(0.49)[1]	(0.29)[1]
Net realized and unrealized gains (losses) on investments	(2.46)	7.17	2.30	(15.80)	10.98	11.88
Total from investment operations	(2.59)	6.97	2.14	(16.10)	10.49	11.59
Distributions to shareholders from
Net realized gains	(2.59)	0.00	(0.29)	(12.61)	(2.45)	(4.35)
Net asset value, end of period	$24.76	$29.94	$22.97	$21.12	$49.83	$41.79
Total return[2]	(10.03)%	30.34%	10.18%	(41.98)%	25.58%	37.61%
Ratios to average net assets (annualized)
Gross expenses	1.18%	1.16%	1.12%	1.09%	1.11%	1.13%
Net expenses	1.14%	1.14%	1.11%	1.09%	1.11%	1.13%
Net investment loss	(0.93)%	(0.77)%	(0.69)%	(0.98)%	(1.01)%	(0.84)%
Supplemental data
Portfolio turnover rate	38%	64%	52%	58%	51%	53%
Net assets, end of period (000s omitted)	$44,540	$53,313	$48,826	$70,724	$189,022	$374,366

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
12 | Allspring SMID Cap Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2025 (unaudited)	Year ended September 30
Institutional Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$33.19	$25.41	$23.27	$53.45	$44.57	$36.50
Net investment loss	(0.11)[1]	(0.15)[1]	(0.12)[1]	(0.25)[1]	(0.40)[1]	(0.21)[1]
Net realized and unrealized gains (losses) on investments	(2.76)	7.93	2.55	(17.32)	11.73	12.63
Total from investment operations	(2.87)	7.78	2.43	(17.57)	11.33	12.42
Distributions to shareholders from
Net realized gains	(2.59)	0.00	(0.29)	(12.61)	(2.45)	(4.35)
Net asset value, end of period	$27.73	$33.19	$25.41	$23.27	$53.45	$44.57
Total return[2]	(9.89)%	30.62%	10.49%	(41.88)%	25.91%	37.91%
Ratios to average net assets (annualized)
Gross expenses	0.93%	0.92%	0.91%	0.88%	0.86%	0.88%
Net expenses	0.89%	0.89%	0.89%	0.88%	0.86%	0.88%
Net investment loss	(0.68)%	(0.52)%	(0.46)%	(0.76)%	(0.76)%	(0.58)%
Supplemental data
Portfolio turnover rate	38%	64%	52%	58%	51%	53%
Net assets, end of period (000s omitted)	$334,973	$404,506	$425,304	$517,465	$1,090,159	$908,157

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring SMID Cap Growth Fund | 13

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring SMID Cap Growth Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of March 31, 2025, the aggregate cost of all investments for federal income tax purposes was $756,585,643 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$197,060,951
Gross unrealized losses	(68,980,687)
Net unrealized gains	$128,080,264
14 | Allspring SMID Cap Growth Fund

Notes to financial statements (unaudited)
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$32,004,936	$0	$0	$32,004,936
Consumer discretionary	126,563,057	0	0	126,563,057
Financials	78,080,832	0	0	78,080,832
Health care	195,103,860	0	0	195,103,860
Industrials	200,240,986	0	0	200,240,986
Information technology	194,091,188	0	0	194,091,188
Materials	26,845,936	0	0	26,845,936
Real estate	12,864,050	0	0	12,864,050
Utilities	7,841,840	0	0	7,841,840
Short-term investments
Investment companies	11,029,222	0	0	11,029,222
Total assets	$884,665,907	$0	$0	$884,665,907
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At March 31, 2025, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds
Allspring SMID Cap Growth Fund | 15

Notes to financial statements (unaudited)
Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.800%
Next $500 million	0.750
Next $1 billion	0.700
Next $2 billion	0.675
Next $1 billion	0.650
Next $5 billion	0.640
Over $10 billion	0.630
For the six months ended March 31, 2025, the management fee was equivalent to an annual rate of 0.77% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.45% and declining to 0.35% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through January 31, 2026 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of March 31, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	1.21%
Class C	1.96
Class R6	0.79
Administrator Class	1.14
Institutional Class	0.89
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended March 31, 2025, Allspring Funds Distributor received $756 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended March 31, 2025.
16 | Allspring SMID Cap Growth Fund

Notes to financial statements (unaudited)
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended March 31, 2025.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended March 31, 2025 were $407,117,523 and $572,088,418, respectively.
6.
BANK BORROWINGS
The Fund, together with certain other registered Allspring funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
During the six months ended March 31, 2025, the Fund had average borrowings outstanding of $197,268 at an average rate of 4.54% and paid interest in the amount of $4,488.
7.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
8.
OPERATING SEGMENTS
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
Allspring SMID Cap Growth Fund | 17

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

18 | Allspring SMID Cap Growth Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

Allspring SMID Cap Growth Fund | 19

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS3321 03-25

Allspring Mid Cap Growth Fund
Long Form Financial Statements
Semi-Annual Report
March 31, 2025

Allspring Mid Cap Growth Fund | 1

Portfolio of investments—March 31, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 99.26%
Communication services: 11.27%
Entertainment: 10.33%
Live Nation Entertainment, Inc.†	109,158	$14,253,852
Nintendo Co. Ltd. ADR	557,143	9,566,145
Roblox Corp. Class A†	265,762	15,491,267
Spotify Technology SA†	11,242	6,183,437
TKO Group Holdings, Inc. Class A	69,364	10,599,513
		56,094,214
Media: 0.94%
Trade Desk, Inc. Class A†	93,526	5,117,743
Consumer discretionary: 12.81%
Broadline retail: 2.04%
MercadoLibre, Inc.†	5,676	11,073,138
Hotels, restaurants & leisure: 6.22%
DoorDash, Inc. Class A†	51,587	9,428,556
DraftKings, Inc. Class A†	287,636	9,552,392
Hilton Worldwide Holdings, Inc.	34,944	7,951,507
Viking Holdings Ltd.†	172,782	6,868,084
		33,800,539
Household durables: 1.30%
PulteGroup, Inc.	68,583	7,050,333
Specialty retail: 3.25%
Burlington Stores, Inc.†	47,319	11,277,537
Carvana Co. Class A†	30,549	6,387,185
		17,664,722
Financials: 13.85%
Capital markets: 7.03%
LPL Financial Holdings, Inc.	16,676	5,455,387
Morningstar, Inc.	30,771	9,227,300
Robinhood Markets, Inc. Class A†	288,467	12,005,996
Tradeweb Markets, Inc. Class A	77,643	11,526,880
		38,215,563
Financial services: 5.21%
Adyen NV ADR†	462,599	7,063,887
Affirm Holdings, Inc.†	78,116	3,530,062
Equitable Holdings, Inc.	208,026	10,836,074
Toast, Inc. Class A†	207,138	6,870,768
		28,300,791
Insurance: 1.61%
Allstate Corp.	42,135	8,724,894
The accompanying notes are an integral part of these financial statements.
2 | Allspring Mid Cap Growth Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Shares	Value
Health care: 13.71%
Biotechnology: 4.86%
Alnylam Pharmaceuticals, Inc.†	35,969	$9,712,349
Argenx SE ADR†	8,282	4,901,826
Natera, Inc.†	83,373	11,789,776
		26,403,951
Health care equipment & supplies: 4.39%
DexCom, Inc.†	112,968	7,714,585
Inspire Medical Systems, Inc.†	45,470	7,242,462
Penumbra, Inc.†	33,279	8,899,137
		23,856,184
Health care providers & services: 1.24%
RadNet, Inc.†	135,855	6,754,711
Life sciences tools & services: 2.14%
Bio-Techne Corp.	81,817	4,796,931
Repligen Corp.†	53,648	6,826,171
		11,623,102
Pharmaceuticals: 1.08%
Teva Pharmaceutical Industries Ltd. ADR†	380,008	5,840,723
Industrials: 19.44%
Aerospace & defense: 3.59%
Axon Enterprise, Inc.†	22,861	12,023,743
Curtiss-Wright Corp.	23,659	7,506,291
		19,530,034
Commercial services & supplies: 6.04%
RB Global, Inc.	89,299	8,956,690
Rollins, Inc.	211,402	11,422,050
Waste Connections, Inc.	63,620	12,417,988
		32,796,728
Construction & engineering: 0.73%
EMCOR Group, Inc.	10,731	3,966,499
Electrical equipment: 1.66%
Vertiv Holdings Co. Class A	124,886	9,016,769
Ground transportation: 1.68%
Saia, Inc.†	26,077	9,112,086
Machinery: 1.82%
RBC Bearings, Inc.†	30,700	9,878,339
Professional services: 0.84%
Parsons Corp.†	76,836	4,549,460
The accompanying notes are an integral part of these financial statements.
Allspring Mid Cap Growth Fund | 3

Portfolio of investments—March 31, 2025 (unaudited)

	Shares	Value
Trading companies & distributors: 3.08%
Applied Industrial Technologies, Inc.	45,280	$10,203,395
SiteOne Landscape Supply, Inc.†	53,764	6,529,100
		16,732,495
Information technology: 22.83%
Electronic equipment, instruments & components: 2.15%
Novanta, Inc.†	42,804	5,473,347
Teledyne Technologies, Inc.†	12,442	6,192,508
		11,665,855
IT services: 3.06%
Cloudflare, Inc. Class A†	54,861	6,182,286
Gartner, Inc.†	24,860	10,434,737
		16,617,023
Semiconductors & semiconductor equipment: 2.98%
Monolithic Power Systems, Inc.	19,878	11,528,842
Onto Innovation, Inc.†	38,287	4,645,745
		16,174,587
Software: 14.64%
AppLovin Corp. Class A†	72,953	19,330,356
Crowdstrike Holdings, Inc. Class A†	14,839	5,231,935
Fair Isaac Corp.†	3,036	5,598,870
Monday.com Ltd.†	27,497	6,686,170
Palantir Technologies, Inc. Class A†	225,070	18,995,908
Procore Technologies, Inc.†	114,658	7,569,721
Samsara, Inc. Class A†	170,404	6,531,585
Tyler Technologies, Inc.†	16,494	9,589,447
		79,533,992
Materials: 3.13%
Construction materials: 1.82%
Vulcan Materials Co.	42,280	9,863,924
Metals & mining: 1.31%
Carpenter Technology Corp.	39,313	7,122,729
Utilities: 2.22%
Independent power and renewable electricity producers: 2.22%
Vistra Corp.	102,918	12,086,690
Total common stocks (Cost $459,291,857)		539,167,818
The accompanying notes are an integral part of these financial statements.
4 | Allspring Mid Cap Growth Fund

Portfolio of investments—March 31, 2025 (unaudited)

		Yield	Shares	Value
Short-term investments: 0.69%
Investment companies: 0.69%
Allspring Government Money Market Fund Select Class♠∞		4.27%	3,718,796	$3,718,796
Total short-term investments (Cost $3,718,796)				3,718,796
Total investments in securities (Cost $463,010,653)	99.95%			542,886,614
Other assets and liabilities, net	0.05			289,935
Total net assets	100.00%			$543,176,549

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$4,789,725	$73,765,042	$(74,835,971)	$0	$0	$3,718,796	3,718,796	$79,890
The accompanying notes are an integral part of these financial statements.
Allspring Mid Cap Growth Fund | 5

Statement of assets and liabilities—March 31, 2025 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $459,291,857)	$539,167,818
Investments in affiliated securities, at value (cost $3,718,796)	3,718,796
Cash	5
Receivable for investments sold	1,704,809
Receivable for dividends	133,348
Receivable for Fund shares sold	25,550
Prepaid expenses and other assets	147,401
Total assets	544,897,727
Liabilities
Payable for investments purchased	814,069
Management fee payable	323,479
Shareholder servicing fees payable	261,622
Payable for Fund shares redeemed	178,017
Administration fees payable	94,060
Trustees’ fees and expenses payable	5,552
Distribution fee payable	231
Accrued expenses and other liabilities	44,148
Total liabilities	1,721,178
Total net assets	$543,176,549
Net assets consist of
Paid-in capital	$425,159,053
Total distributable earnings	118,017,496
Total net assets	$543,176,549
Computation of net asset value and offering price per share
Net assets–Class A	$510,005,878
Shares outstanding–Class A1	11,891,590
Net asset value per share–Class A	$42.89
Maximum offering price per share – Class A2	$45.51
Net assets–Class C	$347,025
Shares outstanding–Class C1	10,963
Net asset value per share–Class C	$31.65
Net assets–Class R6	$2,468,439
Shares outstanding–Class R6[1]	47,102
Net asset value per share–Class R6	$52.41
Net assets–Administrator Class	$1,632,783
Shares outstanding–Administrator Class[1]	34,532
Net asset value per share–Administrator Class	$47.28
Net assets–Institutional Class	$28,722,424
Shares outstanding–Institutional Class[1]	552,696
Net asset value per share–Institutional Class	$51.97
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
6 | Allspring Mid Cap Growth Fund

Statement of operations—six months ended March 31, 2025 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $9,589)	$773,799
Income from affiliated securities	79,890
Interest	14
Total investment income	853,703
Expenses
Management fee	2,358,430
Administration fees
Class A	591,656
Class C	566
Class R6	798
Administrator Class	1,261
Institutional Class	22,049
Shareholder servicing fees
Class A	739,570
Class C	707
Administrator Class	1,871
Distribution fee
Class C	2,105
Custody and accounting fees	3,558
Professional fees	25,103
Registration fees	74,695
Shareholder report expenses	21,969
Trustees’ fees and expenses	9,155
Other fees and expenses	21,447
Total expenses	3,874,940
Less: Fee waivers and/or expense reimbursements
Fund-level	(63,294)
Class A	(228,942)
Class C	(100)
Institutional Class	(9,107)
Net expenses	3,573,497
Net investment loss	(2,719,794)
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	48,653,444
Foreign currency and foreign currency translations	(107)
Net realized gains on investments	48,653,337
Net change in unrealized gains (losses) on investments	(92,497,302)
Net realized and unrealized gains (losses) on investments	(43,843,965)
Net decrease in net assets resulting from operations	$(46,563,759)
The accompanying notes are an integral part of these financial statements.
Allspring Mid Cap Growth Fund | 7

Statement of changes in net assets
Statement of changes in net assets
	Six months ended March 31, 2025 (unaudited)		Year ended September 30, 2024
Operations
Net investment loss		$(2,719,794)		$(4,894,355)
Net realized gains on investments		48,653,337		65,032,717
Net change in unrealized gains (losses) on investments		(92,497,302)		119,039,393
Net increase (decrease) in net assets resulting from operations		(46,563,759)		179,177,755
Distributions to shareholders from
Net investment income and net realized gains
Class A		(58,092,029)		(13,133,463)
Class C		(80,513)		(20,718)
Class R6		(287,524)		(1,220,732)
Administrator Class		(180,360)		(66,556)
Institutional Class		(2,855,090)		(591,818)
Total distributions to shareholders		(61,495,516)		(15,033,287)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	59,008	2,938,727	76,505	3,442,175
Class C	1,632	65,519	1,370	50,005
Class R6	7,449	467,804	59,562	3,152,815
Administrator Class	1,938	114,233	21,922	1,041,268
Institutional Class	87,587	5,390,862	158,417	8,710,962
		8,977,145		16,397,225
Reinvestment of distributions
Class A	1,069,466	54,671,124	293,587	12,389,381
Class C	2,129	80,513	602	19,562
Class R6	4,579	285,765	24,178	1,220,262
Administrator Class	3,174	178,900	1,437	66,252
Institutional Class	45,304	2,804,335	11,499	576,313
		58,020,637		14,271,770
Payment for shares redeemed
Class A	(566,499)	(28,670,911)	(1,419,970)	(64,576,545)
Class C	(8,536)	(323,423)	(7,972)	(271,908)
Class R6	(105,216)	(7,128,705)	(1,142,389)	(65,784,173)
Administrator Class	(5,091)	(287,299)	(45,155)	(2,264,271)
Institutional Class	(92,929)	(5,593,383)	(223,597)	(12,376,763)
		(42,003,721)		(145,273,660)
Net increase (decrease) in net assets resulting from capital share transactions		24,994,061		(114,604,665)
Total increase (decrease) in net assets		(83,065,214)		49,539,803
Net assets
Beginning of period		626,241,763		576,701,960
End of period		$543,176,549		$626,241,763
The accompanying notes are an integral part of these financial statements.
8 | Allspring Mid Cap Growth Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2025 (unaudited)	Year ended September 30
Class A		2024	2023	2022	2021	2020
Net asset value, beginning of period	$51.51	$39.62	$35.92	$76.01	$64.21	$49.98
Net investment loss	(0.22)[1]	(0.38)[1]	(0.32)[1]	(0.55)	(0.77)[1]	(0.41)[1]
Net realized and unrealized gains (losses) on investments	(3.19)	13.36	4.02	(28.31)	19.17	17.93
Total from investment operations	(3.41)	12.98	3.70	(28.86)	18.40	17.52
Distributions to shareholders from
Net realized gains	(5.21)	(1.09)	0.00	(11.23)	(6.60)	(3.29)
Net asset value, end of period	$42.89	$51.51	$39.62	$35.92	$76.01	$64.21
Total return[2]	(8.22)%	33.36%	10.27%	(44.27)%	29.90%	37.19%
Ratios to average net assets (annualized)
Gross expenses	1.24%	1.23%	1.25%	1.23%	1.21%	1.24%
Net expenses	1.15%	1.16%	1.17%	1.16%	1.17%	1.16%
Net investment loss	(0.88)%	(0.83)%	(0.80)%	(1.03)%	(1.06)%	(0.79)%
Supplemental data
Portfolio turnover rate	41%	57%	49%	46%	41%	62%
Net assets, end of period (000s omitted)	$510,006	$583,572	$490,533	$490,694	$990,030	$813,725

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
Allspring Mid Cap Growth Fund | 9

Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2025 (unaudited)	Year ended September 30
Class C		2024	2023	2022	2021	2020
Net asset value, beginning of period	$39.41	$30.78	$28.12	$62.41	$54.11	$42.93
Net investment loss	(0.32)[1]	(0.56)[1]	(0.48)[1]	(0.75)[1]	(1.10)[1]	(0.68)[1]
Net realized and unrealized gains (losses) on investments	(2.23)	10.28	3.14	(22.31)	16.00	15.15
Total from investment operations	(2.55)	9.72	2.66	(23.06)	14.90	14.47
Distributions to shareholders from
Net realized gains	(5.21)	(1.09)	0.00	(11.23)	(6.60)	(3.29)
Net asset value, end of period	$31.65	$39.41	$30.78	$28.12	$62.41	$54.11
Total return[2]	(8.59)%	32.32%	9.46%	(44.71)%	28.92%	36.13%
Ratios to average net assets (annualized)
Gross expenses	1.98%	1.97%	1.99%	1.96%	1.96%	1.98%
Net expenses	1.93%	1.93%	1.93%	1.93%	1.93%	1.93%
Net investment loss	(1.67)%	(1.60)%	(1.57)%	(1.80)%	(1.82)%	(1.55)%
Supplemental data
Portfolio turnover rate	41%	57%	49%	46%	41%	62%
Net assets, end of period (000s omitted)	$347	$620	$669	$943	$2,509	$2,224

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
10 | Allspring Mid Cap Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2025 (unaudited)	Year ended September 30
Class R6		2024	2023	2022	2021	2020
Net asset value, beginning of period	$61.78	$47.16	$42.59	$87.70	$72.94	$56.15
Net investment loss	(0.16)[1]	(0.25)[1]	(0.20)[1]	(0.40)[1]	(0.57)[1]	(0.25)[1]
Net realized and unrealized gains (losses) on investments	(4.00)	15.96	4.77	(33.48)	21.93	20.33
Total from investment operations	(4.16)	15.71	4.57	(33.88)	21.36	20.08
Distributions to shareholders from
Net realized gains	(5.21)	(1.09)	0.00	(11.23)	(6.60)	(3.29)
Net asset value, end of period	$52.41	$61.78	$47.16	$42.59	$87.70	$72.94
Total return[2]	(8.06)%	33.82%	10.70%	(44.07)%	30.41%	37.69%
Ratios to average net assets (annualized)
Gross expenses	0.82%	0.81%	0.83%	0.80%	0.78%	0.81%
Net expenses	0.80%	0.80%	0.80%	0.79%	0.78%	0.80%
Net investment loss	(0.51)%	(0.47)%	(0.43)%	(0.66)%	(0.68)%	(0.43)%
Supplemental data
Portfolio turnover rate	41%	57%	49%	46%	41%	62%
Net assets, end of period (000s omitted)	$2,468	$8,668	$56,539	$51,082	$94,430	$71,641

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Mid Cap Growth Fund | 11

Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2025 (unaudited)	Year ended September 30
Administrator Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$56.29	$43.18	$39.12	$81.70	$68.54	$53.10
Net investment loss	(0.23)[1]	(0.38)[1]	(0.32)[1]	(0.58)[1]	(0.79)[1]	(0.40)[1]
Net realized and unrealized gains (losses) on investments	(3.57)	14.58	4.38	(30.77)	20.55	19.13
Total from investment operations	(3.80)	14.20	4.06	(31.35)	19.76	18.73
Distributions to shareholders from
Net realized gains	(5.21)	(1.09)	0.00	(11.23)	(6.60)	(3.29)
Net asset value, end of period	$47.28	$56.29	$43.18	$39.12	$81.70	$68.54
Total return[2]	(8.22)%	33.44%	10.38%	(44.25)%	30.00%	37.29%
Ratios to average net assets (annualized)
Gross expenses	1.12%	1.11%	1.14%	1.12%	1.13%	1.15%
Net expenses	1.10%	1.10%	1.10%	1.09%	1.10%	1.10%
Net investment loss	(0.83)%	(0.77)%	(0.74)%	(0.98)%	(1.00)%	(0.72)%
Supplemental data
Portfolio turnover rate	41%	57%	49%	46%	41%	62%
Net assets, end of period (000s omitted)	$1,633	$1,942	$2,431	$3,146	$10,818	$4,205

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
12 | Allspring Mid Cap Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2025 (unaudited)	Year ended September 30
Institutional Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$61.32	$46.84	$42.33	$87.27	$72.66	$55.97
Net investment loss	(0.18)[1]	(0.28)[1]	(0.23)[1]	(0.44)[1]	(0.62)[1]	(0.28)[1]
Net realized and unrealized gains (losses) on investments	(3.96)	15.85	4.74	(33.27)	21.83	20.26
Total from investment operations	(4.14)	15.57	4.51	(33.71)	21.21	19.98
Distributions to shareholders from
Net realized gains	(5.21)	(1.09)	0.00	(11.23)	(6.60)	(3.29)
Net asset value, end of period	$51.97	$61.32	$46.84	$42.33	$87.27	$72.66
Total return[2]	(8.09)%	33.75%	10.65%	(44.11)%	30.31%	37.63%
Ratios to average net assets (annualized)
Gross expenses	0.92%	0.91%	0.92%	0.90%	0.88%	0.91%
Net expenses	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment loss	(0.58)%	(0.52)%	(0.49)%	(0.72)%	(0.74)%	(0.48)%
Supplemental data
Portfolio turnover rate	41%	57%	49%	46%	41%	62%
Net assets, end of period (000s omitted)	$28,722	$31,440	$26,530	$35,710	$78,349	$67,735

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Mid Cap Growth Fund | 13

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Mid Cap Growth Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
14 | Allspring Mid Cap Growth Fund

Notes to financial statements (unaudited)
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of March 31, 2025, the aggregate cost of all investments for federal income tax purposes was $464,976,687 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$120,805,979
Gross unrealized losses	(42,896,052)
Net unrealized gains	$77,909,927
As of September 30, 2024, the Fund had a qualified late-year ordinary loss of $2,381,153 which was recognized on the first day of the current fiscal year.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$61,211,957	$0	$0	$61,211,957
Consumer discretionary	69,588,732	0	0	69,588,732
Financials	75,241,248	0	0	75,241,248
Health care	74,478,671	0	0	74,478,671
Industrials	105,582,410	0	0	105,582,410
Information technology	123,991,457	0	0	123,991,457
Materials	16,986,653	0	0	16,986,653
Utilities	12,086,690	0	0	12,086,690
Short-term investments
Investment companies	3,718,796	0	0	3,718,796
Total assets	$542,886,614	$0	$0	$542,886,614
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At March 31, 2025, the Fund did not have any transfers into/out of Level 3.
Allspring Mid Cap Growth Fund | 15

Notes to financial statements (unaudited)
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.750%
Next $500 million	0.725
Next $1 billion	0.700
Next $2 billion	0.675
Next $1 billion	0.650
Next $5 billion	0.640
Next $2 billion	0.630
Next $4 billion	0.620
Over $16 billion	0.610
For the six months ended March 31, 2025, the management fee was equivalent to an annual rate of 0.74% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through January 31, 2026 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of March 31, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	1.18%
Class C	1.93
Class R6	0.80
Administrator Class	1.10
Institutional Class	0.85
16 | Allspring Mid Cap Growth Fund

Notes to financial statements (unaudited)
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended March 31, 2025, Allspring Funds Distributor received $1,142 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended March 31, 2025.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended March 31, 2025.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended March 31, 2025 were $256,319,628 and $297,938,648, respectively.
6.
BANK BORROWINGS
The Fund, together with certain other registered Allspring funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended March 31, 2025, there were no borrowings by the Fund under the agreement.
7.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
8.
OPERATING SEGMENTS
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
Allspring Mid Cap Growth Fund | 17

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

18 | Allspring Mid Cap Growth Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

Allspring Mid Cap Growth Fund | 19

This page is intentionally left blank.

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS3018 03-25

Allspring Special Mid Cap Value Fund
Long Form Financial Statements
Semi-Annual Report
March 31, 2025

Allspring Special Mid Cap Value Fund | 1

Portfolio of investments—March 31, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 97.27%
Consumer discretionary: 4.21%
Automobile components: 1.01%
Aptiv PLC†	2,191,330	$130,384,135
Hotels, restaurants & leisure: 0.88%
Yum China Holdings, Inc.	2,198,350	114,446,101
Household durables: 1.23%
D.R. Horton, Inc.	1,247,300	158,569,249
Specialty retail: 0.78%
Foot Locker, Inc.†	3,748,350	52,851,735
RH†	204,750	47,995,448
		100,847,183
Textiles, apparel & luxury goods: 0.31%
PVH Corp.	631,700	40,833,088
Consumer staples: 6.98%
Beverages: 3.07%
Keurig Dr Pepper, Inc.	11,599,214	396,925,103
Household products: 3.91%
Church & Dwight Co., Inc.	2,347,950	258,485,816
Reynolds Consumer Products, Inc.	10,387,100	247,836,206
		506,322,022
Energy: 5.55%
Energy equipment & services: 1.46%
Baker Hughes Co. Class A	4,284,300	188,294,985
Oil, gas & consumable fuels: 4.09%
EOG Resources, Inc.	1,539,550	197,431,892
EQT Corp.	3,703,600	197,883,348
Valero Energy Corp.	1,015,850	134,163,309
		529,478,549
Financials: 19.34%
Banks: 3.01%
Fifth Third Bancorp	6,207,750	243,343,800
Regions Financial Corp.	6,713,450	145,883,268
		389,227,068
Capital markets: 2.20%
Jefferies Financial Group, Inc.	5,311,650	284,545,091
Pershing Square Tontine Holdings Ltd.♦†	7,483,000	7
		284,545,098
Financial services: 1.62%
Euronet Worldwide, Inc.†	1,965,950	210,061,758
The accompanying notes are an integral part of these financial statements.
2 | Allspring Special Mid Cap Value Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Shares	Value
Insurance: 10.24%
Allstate Corp.	1,268,400	$262,647,588
Arch Capital Group Ltd.	4,021,550	386,792,679
Axis Capital Holdings Ltd.	627,250	62,875,540
Brown & Brown, Inc.	3,065,900	381,397,960
Loews Corp.	2,519,050	231,525,885
		1,325,239,652
Mortgage real estate investment trusts (REITs): 2.27%
Annaly Capital Management, Inc.	14,430,599	293,085,466
Health care: 9.54%
Health care equipment & supplies: 2.82%
Alcon AG	2,055,850	195,161,840
Zimmer Biomet Holdings, Inc.	1,502,550	170,058,609
		365,220,449
Health care providers & services: 3.55%
Humana, Inc.	537,900	142,328,340
Labcorp Holdings, Inc.	1,362,100	317,015,154
		459,343,494
Life sciences tools & services: 3.17%
Charles River Laboratories International, Inc.†	1,472,164	221,590,125
ICON PLC ADR†	607,800	106,358,922
Qiagen NV	2,029,589	81,487,999
		409,437,046
Industrials: 22.53%
Aerospace & defense: 3.27%
L3Harris Technologies, Inc.	1,801,150	376,998,707
Standardaero, Inc.†	1,727,000	46,007,280
		423,005,987
Building products: 2.11%
Carlisle Cos., Inc.	803,300	273,523,650
Commercial services & supplies: 2.77%
Republic Services, Inc. Class A	1,481,750	358,820,580
Construction & engineering: 1.10%
API Group Corp.†	3,991,766	142,745,555
Ground transportation: 3.30%
Canadian Pacific Kansas City Ltd.	2,990,800	209,984,068
CSX Corp.	3,334,800	98,143,164
Knight-Swift Transportation Holdings, Inc.	2,722,900	118,418,921
		426,546,153
Machinery: 2.04%
Donaldson Co., Inc.	792,200	53,124,932
The accompanying notes are an integral part of these financial statements.
Allspring Special Mid Cap Value Fund | 3

Portfolio of investments—March 31, 2025 (unaudited)

	Shares	Value
Machinery(continued)
Gates Industrial Corp. PLC†	9,674,227	$178,102,519
Toro Co.	444,200	32,315,550
		263,543,001
Professional services: 3.34%
Booz Allen Hamilton Holding Corp. Class A	457,400	47,834,892
Dun & Bradstreet Holdings, Inc.	14,835,246	132,627,099
Jacobs Solutions, Inc.	2,075,700	250,931,373
		431,393,364
Trading companies & distributors: 4.60%
AerCap Holdings NV	4,356,994	445,154,077
WESCO International, Inc.	965,200	149,895,560
		595,049,637
Information technology: 4.67%
IT services: 1.75%
Amdocs Ltd.	2,465,950	225,634,425
Semiconductors & semiconductor equipment: 2.40%
ON Semiconductor Corp.†	3,482,550	141,704,959
Teradyne, Inc.	2,040,400	168,537,040
		310,241,999
Software: 0.52%
Informatica, Inc. Class A†	3,867,900	67,494,855
Materials: 8.14%
Chemicals: 1.53%
Ashland, Inc.	1,428,300	84,683,907
RPM International, Inc.	984,300	113,863,824
		198,547,731
Construction materials: 2.08%
Vulcan Materials Co.	1,151,050	268,539,965
Containers & packaging: 3.44%
AptarGroup, Inc.	743,200	110,276,016
Graphic Packaging Holding Co.	12,907,300	335,073,508
		445,349,524
Metals & mining: 1.09%
Freeport-McMoRan, Inc.	3,725,850	141,060,681
Real estate: 8.90%
Office REITs: 1.78%
BXP, Inc.	3,423,300	230,011,527
Real estate management & development: 2.52%
CBRE Group, Inc. Class A†	2,490,200	325,668,356
The accompanying notes are an integral part of these financial statements.
4 | Allspring Special Mid Cap Value Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Shares	Value
Specialized REITs: 4.60%
CubeSmart	3,780,100	$161,448,071
Gaming & Leisure Properties, Inc.	4,441,500	226,072,350
Weyerhaeuser Co.	7,114,950	208,325,736
		595,846,157
Utilities: 7.41%
Electric utilities: 5.38%
American Electric Power Co., Inc.	3,643,000	398,070,610
FirstEnergy Corp.	7,354,550	297,270,911
		695,341,521
Water utilities: 2.03%
American Water Works Co., Inc.	1,782,050	262,888,016
Total common stocks (Cost $9,763,616,980)		12,583,513,130

	Expiration date
Rights: 0.00%
Financials: 0.00%
Capital markets: 0.00%
Pershing Square Holdings Ltd.♦†	9-23-2033	2,255,595	0
Total rights (Cost $0)			0
Warrants: 0.00%
Financials: 0.00%
Capital markets: 0.00%
Pershing Square Holdings Ltd.♦†	7-24-2027	769,690	0
Total warrants (Cost $4,560,928)			0

		Yield
Short-term investments: 2.55%
Investment companies: 2.55%
Allspring Government Money Market Fund Select Class♠∞		4.27%	329,979,290	329,979,290
Total short-term investments (Cost $329,979,290)				329,979,290
Total investments in securities (Cost $10,098,157,198)	99.82%			12,913,492,420
Other assets and liabilities, net	0.18			23,446,152
Total net assets	100.00%			$12,936,938,572

†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
The accompanying notes are an integral part of these financial statements.
Allspring Special Mid Cap Value Fund | 5

Portfolio of investments—March 31, 2025 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$662,433,599	$1,102,034,447	$(1,434,488,756)	$0	$0	$329,979,290	329,979,290	$9,627,340
Transactions with issuers that were no longer affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Common stocks
Euronet Worldwide, Inc.†	$240,806,403	$0	$(45,545,560)	$1,299,866	$13,501,049	$210,061,758	1,965,950	$0

†	Non-income-earning security
The accompanying notes are an integral part of these financial statements.
6 | Allspring Special Mid Cap Value Fund

Statement of assets and liabilities—March 31, 2025 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $9,768,177,908)	$12,583,513,130
Investments in affiliated securities, at value (cost $329,979,290)	329,979,290
Cash	834
Receivable for dividends	28,734,617
Receivable for Fund shares sold	16,172,359
Prepaid expenses and other assets	834,543
Total assets	12,959,234,773
Liabilities
Payable for Fund shares redeemed	11,962,537
Management fee payable	7,273,863
Payable for investments purchased	1,404,689
Administration fees payable	1,237,202
Shareholder servicing fees payable	361,548
Distribution fee payable	49,608
Accrued expenses and other liabilities	6,754
Total liabilities	22,296,201
Total net assets	$12,936,938,572
Net assets consist of
Paid-in capital	$9,761,807,038
Total distributable earnings	3,175,131,534
Total net assets	$12,936,938,572
Computation of net asset value and offering price per share
Net assets–Class A	$1,357,863,545
Shares outstanding–Class A1	30,131,992
Net asset value per share–Class A	$45.06
Maximum offering price per share – Class A2	$47.81
Net assets–Class C	$76,635,362
Shares outstanding–Class C1	1,826,019
Net asset value per share–Class C	$41.97
Net assets–Class R6	$3,413,211,681
Shares outstanding–Class R6[1]	72,803,252
Net asset value per share–Class R6	$46.88
Net assets–Administrator Class	$256,087,378
Shares outstanding–Administrator Class[1]	5,524,760
Net asset value per share–Administrator Class	$46.35
Net assets–Institutional Class	$7,833,140,606
Shares outstanding–Institutional Class[1]	167,400,868
Net asset value per share–Institutional Class	$46.79
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Special Mid Cap Value Fund | 7

Statement of operations—six months ended March 31, 2025 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $275,367)	$150,360,442
Income from affiliated securities	9,627,340
Interest	14,338
Total investment income	160,002,120
Expenses
Management fee	44,752,826
Administration fees
Class A	1,451,960
Class C	86,420
Class R6	555,806
Administrator Class	186,094
Institutional Class	5,310,800
Shareholder servicing fees
Class A	1,814,950
Class C	107,931
Administrator Class	357,196
Distribution fee
Class C	323,777
Custody and accounting fees	200,059
Professional fees	73,223
Registration fees	185,767
Shareholder report expenses	460,516
Trustees’ fees and expenses	35,189
Other fees and expenses	163,382
Total expenses	56,065,896
Less: Fee waivers and/or expense reimbursements
Class A	(55,721)
Administrator Class	(295)
Net expenses	56,009,880
Net investment income	103,992,240
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	399,731,036
Foreign currency and foreign currency translations	570
Net realized gains on investments	399,731,606
Net change in unrealized gains (losses) on
Unaffiliated securities	(1,290,130,031)
Foreign currency and foreign currency translations	(2,526)
Net change in unrealized gains (losses) on investments	(1,290,132,557)
Net realized and unrealized gains (losses) on investments	(890,400,951)
Net decrease in net assets resulting from operations	$(786,408,711)
The accompanying notes are an integral part of these financial statements.
8 | Allspring Special Mid Cap Value Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended March 31, 2025 (unaudited)		Year ended September 30, 2024
Operations
Net investment income		$103,992,240		$157,809,293
Net realized gains on investments		399,731,606		828,323,074
Net change in unrealized gains (losses) on investments		(1,290,132,557)		2,059,255,377
Net increase (decrease) in net assets resulting from operations		(786,408,711)		3,045,387,744
Distributions to shareholders from
Net investment income and net realized gains
Class A		(107,057,874)		(72,575,389)
Class C		(6,168,177)		(4,859,037)
Class R6		(284,398,053)		(180,956,781)
Administrator Class		(21,102,378)		(16,081,852)
Institutional Class		(605,419,621)		(390,251,708)
Total distributions to shareholders		(1,024,146,103)		(664,724,767)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	2,494,829	120,457,179	4,882,582	227,755,761
Class C	122,751	5,497,368	179,228	7,681,803
Class R6	9,328,743	474,598,906	16,743,128	808,040,769
Administrator Class	307,224	15,439,248	776,405	37,300,168
Institutional Class	24,035,297	1,189,880,001	49,147,245	2,385,408,261
		1,805,872,702		3,466,186,762
Reinvestment of distributions
Class A	2,073,812	99,452,698	1,562,560	67,331,371
Class C	130,647	5,834,281	115,958	4,623,250
Class R6	5,290,808	263,842,791	3,705,131	166,003,927
Administrator Class	425,779	20,999,898	361,867	16,007,557
Institutional Class	11,677,455	581,229,204	8,381,897	374,702,181
		971,358,872		628,668,286
Payment for shares redeemed
Class A	(4,145,596)	(200,613,395)	(9,940,435)	(458,881,439)
Class C	(424,881)	(19,164,876)	(982,343)	(42,171,459)
Class R6	(12,494,736)	(616,525,533)	(22,102,537)	(1,049,235,535)
Administrator Class	(1,181,704)	(58,960,588)	(2,369,943)	(111,325,969)
Institutional Class	(27,379,267)	(1,361,428,681)	(55,944,959)	(2,666,758,504)
		(2,256,693,073)		(4,328,372,906)
The accompanying notes are an integral part of these financial statements.
Allspring Special Mid Cap Value Fund | 9

Statement of changes in net assets
Statement of changes in net assets
	Six months ended March 31, 2025 (unaudited)		Year ended September 30, 2024
	Shares		Shares
Net asset value of shares issued in acquisition
Class A	0	$0	2,119,683	$96,889,975
Class C	0	0	27,382	1,172,263
Class R6	0	0	283,445	13,434,335
Administrator Class	0	0	216,950	10,179,714
Institutional Class	0	0	1,445,839	68,416,152
		0		190,092,439
Net increase (decrease) in net assets resulting from capital share transactions		520,538,501		(43,425,419)
Total increase (decrease) in net assets		(1,290,016,313)		2,337,237,558
Net assets
Beginning of period		14,226,954,885		11,889,717,327
End of period		$12,936,938,572		$14,226,954,885
The accompanying notes are an integral part of these financial statements.
10 | Allspring Special Mid Cap Value Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2025 (unaudited)	Year ended September 30
Class A		2024	2023	2022	2021	2020
Net asset value, beginning of period	$51.52	$42.93	$40.97	$49.22	$35.33	$39.63
Net investment income	0.29 [1]	0.44 [1]	0.37	0.22	0.13	0.18
Net realized and unrealized gains (losses) on investments	(3.08)	10.55	5.32	(3.63)	13.91	(2.85)
Total from investment operations	(2.79)	10.99	5.69	(3.41)	14.04	(2.67)
Distributions to shareholders from
Net investment income	(0.48)	(0.45)	(0.32)	(0.11)	(0.15)	(0.23)
Net realized gains	(3.19)	(1.95)	(3.41)	(4.73)	0.00	(1.40)
Total distributions to shareholders	(3.67)	(2.40)	(3.73)	(4.84)	(0.15)	(1.63)
Net asset value, end of period	$45.06	$51.52	$42.93	$40.97	$49.22	$35.33
Total return[2]	(5.79)%	26.73%	13.89%	(8.32)%	39.83%	(7.22)%
Ratios to average net assets (annualized)
Gross expenses	1.12%	1.12%	1.13%	1.12%	1.13%	1.14%
Net expenses	1.11%	1.11%	1.13%	1.12%	1.13%	1.14%
Net investment income	1.22%	0.96%	0.94%	0.55%	0.17%	0.56%
Supplemental data
Portfolio turnover rate	12%	19%	27%	24%	38%	51%
Net assets, end of period (000s omitted)	$1,357,864	$1,530,576	$1,334,415	$1,098,924	$1,131,411	$969,508

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
Allspring Special Mid Cap Value Fund | 11

Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2025 (unaudited)	Year ended September 30
Class C		2024	2023	2022	2021	2020
Net asset value, beginning of period	$48.04	$40.05	$38.43	$46.68	$33.63	$37.85
Net investment income (loss)	0.10 [1]	0.09 [1]	0.03	(0.11)	(0.25)[1]	(0.11)
Net realized and unrealized gains (losses) on investments	(2.86)	9.85	5.00	(3.41)	13.30	(2.71)
Total from investment operations	(2.76)	9.94	5.03	(3.52)	13.05	(2.82)
Distributions to shareholders from
Net investment income	(0.12)	0.00	0.00	0.00	0.00	0.00
Net realized gains	(3.19)	(1.95)	(3.41)	(4.73)	0.00	(1.40)
Total distributions to shareholders	(3.31)	(1.95)	(3.41)	(4.73)	0.00	(1.40)
Net asset value, end of period	$41.97	$48.04	$40.05	$38.43	$46.68	$33.63
Total return[2]	(6.14)%	25.81%	13.03%	(9.03)%	38.80%	(7.89)%
Ratios to average net assets (annualized)
Gross expenses	1.87%	1.87%	1.88%	1.87%	1.88%	1.89%
Net expenses	1.87%	1.87%	1.88%	1.87%	1.88%	1.89%
Net investment income (loss)	0.45%	0.20%	0.17%	(0.22)%	(0.58)%	(0.19)%
Supplemental data
Portfolio turnover rate	12%	19%	27%	24%	38%	51%
Net assets, end of period (000s omitted)	$76,635	$95,952	$106,431	$108,314	$132,741	$110,318

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
12 | Allspring Special Mid Cap Value Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2025 (unaudited)	Year ended September 30
Class R6		2024	2023	2022	2021	2020
Net asset value, beginning of period	$53.55	$44.53	$42.36	$50.72	$36.39	$40.76
Net investment income	0.41 [1]	0.66 [1]	0.59	0.46	0.29	0.36
Net realized and unrealized gains (losses) on investments	(3.21)	10.94	5.49	(3.79)	14.36	(2.94)
Total from investment operations	(2.80)	11.60	6.08	(3.33)	14.65	(2.58)
Distributions to shareholders from
Net investment income	(0.68)	(0.63)	(0.50)	(0.30)	(0.32)	(0.39)
Net realized gains	(3.19)	(1.95)	(3.41)	(4.73)	0.00	(1.40)
Total distributions to shareholders	(3.87)	(2.58)	(3.91)	(5.03)	(0.32)	(1.79)
Net asset value, end of period	$46.88	$53.55	$44.53	$42.36	$50.72	$36.39
Total return[2]	(5.59)%	27.24%	14.38%	(7.93)%	40.44%	(6.84)%
Ratios to average net assets (annualized)
Gross expenses	0.70%	0.70%	0.70%	0.69%	0.70%	0.71%
Net expenses	0.70%	0.70%	0.70%	0.69%	0.70%	0.71%
Net investment income	1.64%	1.38%	1.37%	0.96%	0.60%	0.99%
Supplemental data
Portfolio turnover rate	12%	19%	27%	24%	38%	51%
Net assets, end of period (000s omitted)	$3,413,212	$3,784,977	$3,208,044	$2,537,407	$2,925,693	$2,103,895

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Special Mid Cap Value Fund | 13

Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2025 (unaudited)	Year ended September 30
Administrator Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$52.91	$44.02	$41.90	$50.22	$36.02	$40.35
Net investment income	0.32 [1]	0.48 [1]	0.46	0.39	0.23	0.24 [1]
Net realized and unrealized gains (losses) on investments	(3.18)	10.83	5.40	(3.85)	14.13	(2.93)
Total from investment operations	(2.86)	11.31	5.86	(3.46)	14.36	(2.69)
Distributions to shareholders from
Net investment income	(0.51)	(0.47)	(0.33)	(0.13)	(0.16)	(0.24)
Net realized gains	(3.19)	(1.95)	(3.41)	(4.73)	0.00	(1.40)
Total distributions to shareholders	(3.70)	(2.42)	(3.74)	(4.86)	(0.16)	(1.64)
Net asset value, end of period	$46.35	$52.91	$44.02	$41.90	$50.22	$36.02
Total return[2]	(5.77)%	26.81%	13.99%	(8.26)%	39.96%	(7.15)%
Ratios to average net assets (annualized)
Gross expenses	1.05%	1.05%	1.05%	1.04%	1.05%	1.06%
Net expenses	1.05%	1.05%	1.05%	1.04%	1.05%	1.06%
Net investment income	1.27%	1.02%	1.00%	0.60%	0.25%	0.65%
Supplemental data
Portfolio turnover rate	12%	19%	27%	24%	38%	51%
Net assets, end of period (000s omitted)	$256,087	$316,031	$307,586	$293,286	$389,512	$324,727

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
14 | Allspring Special Mid Cap Value Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2025 (unaudited)	Year ended September 30
Institutional Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$53.43	$44.43	$42.28	$50.63	$36.33	$40.70
Net investment income	0.38 [1]	0.61 [1]	0.56	0.42	0.24	0.32
Net realized and unrealized gains (losses) on investments	(3.20)	10.93	5.45	(3.78)	14.35	(2.94)
Total from investment operations	(2.82)	11.54	6.01	(3.36)	14.59	(2.62)
Distributions to shareholders from
Net investment income	(0.63)	(0.59)	(0.45)	(0.26)	(0.29)	(0.35)
Net realized gains	(3.19)	(1.95)	(3.41)	(4.73)	0.00	(1.40)
Total distributions to shareholders	(3.82)	(2.54)	(3.86)	(4.99)	(0.29)	(1.75)
Net asset value, end of period	$46.79	$53.43	$44.43	$42.28	$50.63	$36.33
Total return[2]	(5.64)%	27.14%	14.24%	(8.01)%	40.30%	(6.93)%
Ratios to average net assets (annualized)
Gross expenses	0.80%	0.80%	0.80%	0.79%	0.80%	0.81%
Net expenses	0.80%	0.80%	0.80%	0.79%	0.80%	0.81%
Net investment income	1.54%	1.28%	1.26%	0.86%	0.50%	0.89%
Supplemental data
Portfolio turnover rate	12%	19%	27%	24%	38%	51%
Net assets, end of period (000s omitted)	$7,833,141	$8,499,419	$6,933,240	$6,208,455	$7,209,810	$5,197,362

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Special Mid Cap Value Fund | 15

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Special Mid Cap Value Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Options that are listed on a foreign or domestic exchange or market are valued at the closing mid-price. Non-listed options are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Options
The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.
The Fund may also purchase call or put options. Premiums paid are included in the Statement of assets and liabilities as investments, the values of which are subsequently adjusted based on the current market values of the options. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.
Options traded on an exchange are regulated and terms of the options are standardized. The Fund is subject to equity price risk. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
16 | Allspring Special Mid Cap Value Fund

Notes to financial statements (unaudited)
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of March 31, 2025, the aggregate cost of all investments for federal income tax purposes was $10,116,737,849 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$3,605,349,538
Gross unrealized losses	(808,594,967)
Net unrealized gains	$2,796,754,571
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Special Mid Cap Value Fund | 17

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Consumer discretionary	$545,079,756	$0	$0	$545,079,756
Consumer staples	903,247,125	0	0	903,247,125
Energy	717,773,534	0	0	717,773,534
Financials	2,502,159,035	7	0	2,502,159,042
Health care	1,234,000,989	0	0	1,234,000,989
Industrials	2,914,627,927	0	0	2,914,627,927
Information technology	603,371,279	0	0	603,371,279
Materials	1,053,497,901	0	0	1,053,497,901
Real estate	1,151,526,040	0	0	1,151,526,040
Utilities	958,229,537	0	0	958,229,537
Rights
Financials	0	0	0	0
Warrants
Financials	0	0	0	0
Short-term investments
Investment companies	329,979,290	0	0	329,979,290
Total assets	$12,913,492,413	$7	$0	$12,913,492,420
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At March 31, 2025, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.750%
Next $500 million	0.725
Next $1 billion	0.700
Next $2 billion	0.675
Next $1 billion	0.650
Next $5 billion	0.640
Next $2 billion	0.630
Next $4 billion	0.620
Over $16 billion	0.610
For the six months ended March 31, 2025, the management fee was equivalent to an annual rate of 0.65% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.
18 | Allspring Special Mid Cap Value Fund

Notes to financial statements (unaudited)
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through January 31, 2026 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of March 31, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	1.15%
Class C	1.90
Class R6	0.73
Administrator Class	1.08
Institutional Class	0.83
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended March 31, 2025, Allspring Funds Distributor received $17,988 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended March 31, 2025.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended March 31, 2025.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended March 31, 2025 were $1,656,944,430 and $1,745,454,410, respectively.
Allspring Special Mid Cap Value Fund | 19

Notes to financial statements (unaudited)
6.
ACQUISITION
After the close of business on February 23, 2024, the Fund acquired the net assets of Allspring C&B Mid Cap Value Fund. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. Shareholders holding Class A, Class C, Class R6, Administrator Class and Institutional Class shares of Allspring C&B Mid Cap Value Fund received Class A, Class C, Class R6, Administrator Class and Institutional Class shares, respectively, of the Fund in the reorganization. The acquisition was accomplished by a tax-free exchange of all of the shares of Allspring C&B Mid Cap Value Fund for 4,093,299 shares of the Fund valued at $190,092,439 at an exchange ratio of 0.66, 0.61, 0.65, 0.66 and 0.65 for Class A, Class C, Class R6, Administrator Class and Institutional Class shares, respectively. The investment portfolio of Allspring C&B Mid Cap Value Fund with a fair value of $197,862,214, identified cost of $184,956,851 and unrealized gains (losses) of $12,905,363 at February 23, 2024 was the principal asset acquired by the Fund. The aggregate net assets of Allspring C&B Mid Cap Value Fund and the Fund immediately prior to the acquisition were $190,092,439 and $12,652,366,791, respectively. The aggregate net assets of the Fund immediately after the acquisition were $12,842,459,230. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Allspring C&B Mid Cap Value Fund was carried forward to align with ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed October 1, 2023, the beginning of the annual reporting period for the Fund, the pro forma results of operations for the year ended September 30, 2024 would have been as follows:
Net investment income	$158,453,596
Net realized and unrealized gains (losses) on investments	2,966,884,022
Net increase in net assets resulting from operations	$3,125,337,618
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Allspring C&B Mid Cap Value Fund that have been included in the Fund’s Statement of operations since February 24, 2024.
7.
BANK BORROWINGS
The Fund, together with certain other registered Allspring funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended March 31, 2025, there were no borrowings by the Fund under the agreement.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.
OPERATING SEGMENTS
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
20 | Allspring Special Mid Cap Value Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Special Mid Cap Value Fund | 21

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

22 | Allspring Special Mid Cap Value Fund

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS3323 03-25

Allspring Opportunity Fund
Long Form Financial Statements
Semi-Annual Report
March 31, 2025

Allspring Opportunity Fund | 1

Portfolio of investments—March 31, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.03%
Communication services: 8.23%
Interactive media & services: 8.23%
Alphabet, Inc. Class C	495,943	$77,481,175
Meta Platforms, Inc. Class A	116,392	67,083,693
		144,564,868
Consumer discretionary: 12.09%
Broadline retail: 5.58%
Amazon.com, Inc.†	515,596	98,097,295
Hotels, restaurants & leisure: 2.02%
DraftKings, Inc. Class A†	278,209	9,239,321
Starbucks Corp.	267,268	26,216,318
		35,455,639
Specialty retail: 4.49%
Burlington Stores, Inc.†	110,369	26,304,244
Home Depot, Inc.	94,638	34,683,881
Ulta Beauty, Inc.†	48,841	17,902,180
		78,890,305
Consumer staples: 2.96%
Consumer staples distribution & retail: 1.49%
Sysco Corp.	349,603	26,234,209
Household products: 1.47%
Church & Dwight Co., Inc.	234,119	25,774,161
Financials: 13.56%
Capital markets: 6.08%
Charles Schwab Corp.	473,853	37,093,213
Intercontinental Exchange, Inc.	225,640	38,922,900
S&P Global, Inc.	60,459	30,719,218
		106,735,331
Consumer finance: 1.27%
Capital One Financial Corp.	124,276	22,282,687
Financial services: 3.35%
Mastercard, Inc. Class A	107,413	58,875,213
Insurance: 2.86%
Marsh & McLennan Cos., Inc.	103,840	25,340,075
Unum Group	306,509	24,968,223
		50,308,298
The accompanying notes are an integral part of these financial statements.
2 | Allspring Opportunity Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Shares	Value
Health care: 7.73%
Health care equipment & supplies: 1.81%
Align Technology, Inc.†	79,062	$12,559,789
Medtronic PLC	215,379	19,353,957
		31,913,746
Health care providers & services: 2.16%
UnitedHealth Group, Inc.	72,373	37,905,359
Life sciences tools & services: 3.76%
Agilent Technologies, Inc.	185,127	21,656,156
Bio-Rad Laboratories, Inc. Class A†	70,803	17,244,779
Thermo Fisher Scientific, Inc.	54,491	27,114,722
		66,015,657
Industrials: 13.46%
Aerospace & defense: 3.77%
HEICO Corp. Class A	165,478	34,910,894
Melrose Industries PLC	5,078,775	31,350,327
		66,261,221
Building products: 2.38%
AAON, Inc.	73,576	5,748,493
Carlisle Cos., Inc.	106,217	36,166,888
		41,915,381
Commercial services & supplies: 1.89%
Republic Services, Inc. Class A	137,036	33,184,638
Electrical equipment: 1.72%
Regal Rexnord Corp.	264,836	30,151,579
Professional services: 1.92%
TransUnion	239,974	19,915,442
WNS Holdings Ltd.†	224,588	13,809,916
		33,725,358
Trading companies & distributors: 1.78%
Air Lease Corp. Class A	647,326	31,272,319
Information technology: 27.40%
Electronic equipment, instruments & components: 3.98%
Amphenol Corp. Class A	386,760	25,367,588
Teledyne Technologies, Inc.†	89,518	44,554,004
		69,921,592
Semiconductors & semiconductor equipment: 6.09%
Marvell Technology, Inc.	614,119	37,811,307
ON Semiconductor Corp.†	479,373	19,505,687
Texas Instruments, Inc.	276,697	49,722,451
		107,039,445
The accompanying notes are an integral part of these financial statements.
Allspring Opportunity Fund | 3

Portfolio of investments—March 31, 2025 (unaudited)

	Shares	Value
Software: 12.04%
Dynatrace, Inc.†	466,994	$22,018,767
Microsoft Corp.	138,293	51,913,809
Palo Alto Networks, Inc.†	101,005	17,235,493
QXO, Inc.†	1,522,510	20,614,785
Salesforce, Inc.	184,584	49,534,962
ServiceNow, Inc.†	22,525	17,933,054
Workday, Inc. Class A†	137,867	32,196,081
		211,446,951
Technology hardware, storage & peripherals: 5.29%
Apple, Inc.	417,866	92,820,575
Materials: 5.46%
Chemicals: 3.88%
Ashland, Inc.	356,403	21,131,134
Sherwin-Williams Co.	64,130	22,393,555
Westlake Corp.	244,880	24,495,346
		68,020,035
Containers & packaging: 1.58%
International Paper Co.	520,985	27,794,550
Real estate: 7.14%
Industrial REITs: 1.67%
Prologis, Inc.	262,547	29,350,129
Real estate management & development: 1.75%
CoStar Group, Inc.†	387,063	30,667,002
Residential REITs: 1.72%
Sun Communities, Inc.	234,828	30,208,274
Specialized REITs: 2.00%
American Tower Corp.	161,452	35,131,955
Total common stocks (Cost $984,779,503)		1,721,963,772

		Yield
Short-term investments: 2.04%
Investment companies: 2.04%
Allspring Government Money Market Fund Select Class♠∞		4.27%	35,761,679	35,761,679
Total short-term investments (Cost $35,761,679)				35,761,679
Total investments in securities (Cost $1,020,541,182)	100.07%			1,757,725,451
Other assets and liabilities, net	(0.07)			(1,219,213)
Total net assets	100.00%			$1,756,506,238

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

The accompanying notes are an integral part of these financial statements.
4 | Allspring Opportunity Fund

Portfolio of investments—March 31, 2025 (unaudited)

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$36,958,073	$146,839,971	$(148,036,365)	$0	$0	$35,761,679	35,761,679	$651,520
The accompanying notes are an integral part of these financial statements.
Allspring Opportunity Fund | 5

Statement of assets and liabilities—March 31, 2025 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $984,779,503)	$1,721,963,772
Investments in affiliated securities, at value (cost $35,761,679)	35,761,679
Cash	103
Foreign currency, at value (cost $109)	109
Receivable for dividends	1,661,173
Receivable for Fund shares sold	21,080
Prepaid expenses and other assets	141,277
Total assets	1,759,549,193
Liabilities
Management fee payable	1,040,698
Shareholder servicing fees payable	1,022,759
Payable for Fund shares redeemed	633,386
Administration fees payable	289,739
Trustees’ fees and expenses payable	1,611
Distribution fee payable	735
Accrued expenses and other liabilities	54,027
Total liabilities	3,042,955
Total net assets	$1,756,506,238
Net assets consist of
Paid-in capital	$973,168,687
Total distributable earnings	783,337,551
Total net assets	$1,756,506,238
Computation of net asset value and offering price per share
Net assets–Class A	$1,483,671,444
Shares outstanding–Class A1	31,626,080
Net asset value per share–Class A	$46.91
Maximum offering price per share – Class A2	$49.77
Net assets–Class C	$1,201,066
Shares outstanding–Class C1	30,024
Net asset value per share–Class C	$40.00
Net assets–Class R6	$406,424
Shares outstanding–Class R6[1]	7,061
Net asset value per share–Class R6	$57.56
Net assets–Administrator Class	$243,280,069
Shares outstanding–Administrator Class[1]	4,413,337
Net asset value per share–Administrator Class	$55.12
Net assets–Institutional Class	$27,947,235
Shares outstanding–Institutional Class[1]	486,232
Net asset value per share–Institutional Class	$57.48
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
6 | Allspring Opportunity Fund

Statement of operations—six months ended March 31, 2025 (unaudited)
Statement of operations
Investment income
Dividends	$9,787,357
Income from affiliated securities	651,520
Interest	248
Total investment income	10,439,125
Expenses
Management fee	6,969,398
Administration fees
Class A	1,636,344
Class C	1,393
Class R6	53
Administrator Class	174,728
Institutional Class	20,244
Shareholder servicing fees
Class A	2,045,431
Class C	1,741
Administrator Class	333,282
Distribution fee
Class C	4,901
Custody and accounting fees	31,750
Professional fees	26,639
Registration fees	66,890
Shareholder report expenses	33,512
Trustees’ fees and expenses	13,214
Other fees and expenses	36,432
Total expenses	11,395,952
Less: Fee waivers and/or expense reimbursements
Fund-level	(199,923)
Class A	(248,124)
Class R6	(53)
Administrator Class	(169,957)
Institutional Class	(15,670)
Net expenses	10,762,225
Net investment loss	(323,100)
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	52,967,355
Foreign currency and foreign currency translations	2,797
Net realized gains on investments	52,970,152
Net change in unrealized gains (losses) on
Unaffiliated securities	(163,722,255)
Foreign currency and foreign currency translations	(3,784)
Net change in unrealized gains (losses) on investments	(163,726,039)
Net realized and unrealized gains (losses) on investments	(110,755,887)
Net decrease in net assets resulting from operations	$(111,078,987)
The accompanying notes are an integral part of these financial statements.
Allspring Opportunity Fund | 7

Statement of changes in net assets
Statement of changes in net assets
	Six months ended March 31, 2025 (unaudited)		Year ended September 30, 2024
Operations
Net investment loss		$(323,100)		$(443,884)
Net realized gains on investments		52,970,152		171,791,165
Net change in unrealized gains (losses) on investments		(163,726,039)		294,762,805
Net increase (decrease) in net assets resulting from operations		(111,078,987)		466,110,086
Distributions to shareholders from
Net investment income and net realized gains
Class A		(145,152,925)		(60,356,131)
Class C		(140,674)		(67,168)
Class R6		(23,084)		(8,935)
Administrator Class		(20,603,316)		(8,509,577)
Institutional Class		(2,317,822)		(992,927)
Total distributions to shareholders		(168,237,821)		(69,934,738)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	96,726	5,017,988	164,200	7,960,413
Class C	2,913	126,316	1,258	54,120
Class R6	2,415	154,433	1,907	105,621
Administrator Class	12,007	762,593	26,873	1,572,814
Institutional Class	38,781	2,420,862	187,859	10,901,614
		8,482,192		20,594,582
Reinvestment of distributions
Class A	2,669,945	140,599,330	1,278,860	58,622,947
Class C	3,125	140,674	1,652	66,111
Class R6	358	23,084	162	8,935
Administrator Class	308,621	19,088,225	148,123	7,860,908
Institutional Class	35,925	2,315,341	17,989	989,756
		162,166,654		67,548,657
Payment for shares redeemed
Class A	(1,744,295)	(91,076,233)	(3,164,427)	(155,570,046)
Class C	(6,508)	(288,106)	(8,347)	(352,941)
Class R6	(1,019)	(65,541)	(75)	(4,156)
Administrator Class	(242,953)	(14,874,861)	(397,752)	(22,526,454)
Institutional Class	(84,610)	(5,376,166)	(226,202)	(13,057,758)
		(111,680,907)		(191,511,355)
Net increase (decrease) in net assets resulting from capital share transactions		58,967,939		(103,368,116)
Total increase (decrease) in net assets		(220,348,869)		292,807,232
Net assets
Beginning of period		1,976,855,107		1,684,047,875
End of period		$1,756,506,238		$1,976,855,107
The accompanying notes are an integral part of these financial statements.
8 | Allspring Opportunity Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2025 (unaudited)	Year ended September 30
Class A		2024	2023	2022	2021	2020
Net asset value, beginning of period	$54.52	$44.06	$40.84	$57.30	$45.64	$43.37
Net investment income (loss)	(0.02)[1]	(0.03)[1]	(0.08)[1]	(0.22)	(0.20)	0.01
Payment from affiliate	0.00	0.00	0.00	0.00	0.00	0.00 [2]
Net realized and unrealized gains (losses) on investments	(2.76)	12.39	7.61	(9.64)	14.95	4.85
Total from investment operations	(2.78)	12.36	7.53	(9.86)	14.75	4.86
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.02)	(0.10)
Net realized gains	(4.83)	(1.90)	(4.31)	(6.60)	(3.07)	(2.49)
Total distributions to shareholders	(4.83)	(1.90)	(4.31)	(6.60)	(3.09)	(2.59)
Net asset value, end of period	$46.91	$54.52	$44.06	$40.84	$57.30	$45.64
Total return[3]	(6.06)%	28.88%	19.42%	(20.07)%	33.63%	11.62%[4]
Ratios to average net assets (annualized)
Gross expenses	1.19%	1.19%	1.20%	1.19%	1.20%	1.21%
Net expenses	1.14%	1.15%	1.17%	1.16%	1.17%	1.16%
Net investment income (loss)	(0.06)%	(0.05)%	(0.18)%	(0.43)%	(0.37)%	0.04%
Supplemental data
Portfolio turnover rate	12%	20%	26%	22%	29%	43%
Net assets, end of period (000s omitted)	$1,483,671	$1,668,461	$1,424,188	$1,309,459	$1,782,585	$1,453,975

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[4]	During the year ended September 30, 2020, the Fund received a payment from an affiliate which had an impact of less than 0.005% to the total return.
The accompanying notes are an integral part of these financial statements.
Allspring Opportunity Fund | 9

Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2025 (unaudited)	Year ended September 30
Class C		2024	2023	2022	2021	2020
Net asset value, beginning of period	$47.33	$38.76	$36.63	$52.32	$42.19	$40.02
Net investment loss	(0.18)[1]	(0.34)[1]	(0.35)[1]	(0.50)[1]	(0.55)[1]	(0.28)[1]
Payment from affiliate	0.00	0.00	0.00	0.00	0.00	0.54
Net realized and unrealized gains (losses) on investments	(2.32)	10.81	6.79	(8.59)	13.75	4.40
Total from investment operations	(2.50)	10.47	6.44	(9.09)	13.20	4.66
Distributions to shareholders from
Net realized gains	(4.83)	(1.90)	(4.31)	(6.60)	(3.07)	(2.49)
Net asset value, end of period	$40.00	$47.33	$38.76	$36.63	$52.32	$42.19
Total return[2]	(6.42)%	27.92%	18.60%	(20.55)%[3]	32.65%	12.13%[4]
Ratios to average net assets (annualized)
Gross expenses	1.89%	1.89%	1.90%	1.85%	1.92%	1.94%
Net expenses	1.89%	1.89%	1.89%	1.84%	1.91%	1.92%
Net investment loss	(0.82)%	(0.79)%	(0.90)%	(1.11)%	(1.12)%	(0.71)%
Supplemental data
Portfolio turnover rate	12%	20%	26%	22%	29%	43%
Net assets, end of period (000s omitted)	$1,201	$1,443	$1,393	$1,450	$2,073	$2,268

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[3]	During the year ended September 30, 2022, the Fund received payments from a service provider which had a 0.09% impact on the total return.
[4]	During the year ended September 30, 2020, the Fund received a payment from an affiliate which had a 1.44% impact on the total return.
The accompanying notes are an integral part of these financial statements.
10 | Allspring Opportunity Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2025 (unaudited)	Year ended September 30
Class R6		2024	2023	2022	2021	2020[1]
Net asset value, beginning of period	$65.72	$52.53	$47.73	$65.66	$51.83	$46.84
Net investment income	0.12 [2]	0.23 [2]	0.16 [2]	0.01 [2]	0.04	0.04
Net realized and unrealized gains (losses) on investments	(3.45)	14.86	8.95	(11.34)	17.06	4.95
Total from investment operations	(3.33)	15.09	9.11	(11.33)	17.10	4.99
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.20)	0.00
Net realized gains	(4.83)	(1.90)	(4.31)	(6.60)	(3.07)	0.00
Total distributions to shareholders	(4.83)	(1.90)	(4.31)	(6.60)	(3.27)	0.00
Net asset value, end of period	$57.56	$65.72	$52.53	$47.73	$65.66	$51.83
Total return[3]	(5.86)%	29.44%	19.96%	(19.72)%	34.23%	10.65%
Ratios to average net assets (annualized)
Gross expenses	0.77%	0.77%	0.79%	0.75%	0.76%	0.76%
Net expenses	0.72%	0.72%	0.73%	0.72%	0.72%	0.72%
Net investment income	0.39%	0.38%	0.31%	0.01%	0.08%	0.25%
Supplemental data
Portfolio turnover rate	12%	20%	26%	22%	29%	43%
Net assets, end of period (000s omitted)	$406	$349	$174	$28	$35	$28

[1]	For the period from May 29, 2020 (commencement of class operations) to September 30, 2020
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Opportunity Fund | 11

Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2025 (unaudited)	Year ended September 30
Administrator Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$63.20	$50.72	$46.33	$64.07	$50.68	$47.85
Net investment income (loss)	0.03 [1]	0.07 [1]	(0.00)[1,2]	(0.14)[1]	(0.10)	0.18
Net realized and unrealized gains (losses) on investments	(3.28)	14.31	8.70	(11.00)	16.65	5.30
Total from investment operations	(3.25)	14.38	8.70	(11.14)	16.55	5.48
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.09)	(0.16)
Net realized gains	(4.83)	(1.90)	(4.31)	(6.60)	(3.07)	(2.49)
Total distributions to shareholders	(4.83)	(1.90)	(4.31)	(6.60)	(3.16)	(2.65)
Net asset value, end of period	$55.12	$63.20	$50.72	$46.33	$64.07	$50.68
Total return[3]	(5.97)%	29.08%	19.63%	(19.91)%	33.87%	11.85%
Ratios to average net assets (annualized)
Gross expenses	1.12%	1.12%	1.12%	1.11%	1.12%	1.13%
Net expenses	0.97%	0.98%	0.99%	0.97%	0.98%	0.97%
Net investment income (loss)	0.10%	0.11%	(0.00)%	(0.24)%	(0.18)%	0.22%
Supplemental data
Portfolio turnover rate	12%	20%	26%	22%	29%	43%
Net assets, end of period (000s omitted)	$243,280	$274,035	$231,186	$209,340	$281,217	$225,604

[1]	Calculated based upon average shares outstanding
[2]	Amount is more than $(0.005).
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
12 | Allspring Opportunity Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2025 (unaudited)	Year ended September 30
Institutional Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$65.64	$52.48	$47.70	$65.64	$51.83	$48.89
Net investment income (loss)	0.10 [1]	0.21 [1]	0.13 [1]	(0.01)[1]	0.03 [1]	0.34
Net realized and unrealized gains (losses) on investments	(3.43)	14.85	8.96	(11.33)	17.04	5.37
Total from investment operations	(3.33)	15.06	9.09	(11.34)	17.07	5.71
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.19)	(0.28)
Net realized gains	(4.83)	(1.90)	(4.31)	(6.60)	(3.07)	(2.49)
Total distributions to shareholders	(4.83)	(1.90)	(4.31)	(6.60)	(3.26)	(2.77)
Net asset value, end of period	$57.48	$65.64	$52.48	$47.70	$65.64	$51.83
Total return[2]	(5.87)%	29.41%	19.93%	(19.76)%	34.20%	12.09%
Ratios to average net assets (annualized)
Gross expenses	0.87%	0.87%	0.87%	0.86%	0.87%	0.88%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income (loss)	0.33%	0.35%	0.24%	(0.01)%	0.05%	0.44%
Supplemental data
Portfolio turnover rate	12%	20%	26%	22%	29%	43%
Net assets, end of period (000s omitted)	$27,947	$32,567	$27,107	$23,437	$29,303	$24,710

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Opportunity Fund | 13

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Opportunity Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On March 31, 2025, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date.
14 | Allspring Opportunity Fund

Notes to financial statements (unaudited)
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of March 31, 2025, the aggregate cost of all investments for federal income tax purposes was $1,026,974,824 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$781,463,923
Gross unrealized losses	(50,713,296)
Net unrealized gains	$730,750,627
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Opportunity Fund | 15

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$144,564,868	$0	$0	$144,564,868
Consumer discretionary	212,443,239	0	0	212,443,239
Consumer staples	52,008,370	0	0	52,008,370
Financials	238,201,529	0	0	238,201,529
Health care	135,834,762	0	0	135,834,762
Industrials	205,160,169	31,350,327	0	236,510,496
Information technology	481,228,563	0	0	481,228,563
Materials	95,814,585	0	0	95,814,585
Real estate	125,357,360	0	0	125,357,360
Short-term investments
Investment companies	35,761,679	0	0	35,761,679
Total assets	$1,726,375,124	$31,350,327	$0	$1,757,725,451
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At March 31, 2025, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.750%
Next $500 million	0.725
Next $1 billion	0.700
Next $2 billion	0.675
Next $1 billion	0.650
Next $5 billion	0.640
Next $2 billion	0.630
Next $4 billion	0.620
Over $16 billion	0.610
For the six months ended March 31, 2025, the management fee was equivalent to an annual rate of 0.72% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As
16 | Allspring Opportunity Fund

Notes to financial statements (unaudited)
compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through January 31, 2026 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of March 31, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	1.17%
Class C	1.92
Class R6	0.72
Administrator Class	1.00
Institutional Class	0.75
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended March 31, 2025, Allspring Funds Distributor received $1,167 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended March 31, 2025.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended March 31, 2025.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended March 31, 2025 were $220,523,271 and $329,589,670, respectively.
6.
BANK BORROWINGS
The Fund, together with certain other registered Allspring funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
Allspring Opportunity Fund | 17

Notes to financial statements (unaudited)
For the six months ended March 31, 2025, there were no borrowings by the Fund under the agreement.
7.
CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.
OPERATING SEGMENTS
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
18 | Allspring Opportunity Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Opportunity Fund | 19

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

20 | Allspring Opportunity Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS3002 03-25

Allspring Income Plus Fund
Long Form Financial Statements
Semi-Annual Report
March 31, 2025

Allspring Income Plus Fund | 1

Portfolio of investments—March 31, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 30.74%
FNMA%%	6.00%	4-15-2055	$9,330,000	$9,475,940
FNMA%%	6.50	4-15-2055	8,985,000	9,264,609
GNMA%%	5.00	4-15-2055	1,520,000	1,494,984
GNMA%%	5.50	4-15-2055	2,890,000	2,895,939
GNMA%%	6.00	4-15-2055	8,840,000	8,971,637
GNMA%%	6.50	4-15-2055	15,680,000	16,050,799
Total agency securities (Cost $48,039,623)				48,153,908
Asset-backed securities: 8.30%
ACHM Trust Series 2023-HE2 Class A144A±±	7.50	10-25-2038	364,411	372,209
AFN ABSPROP001 LLC Series 2019-1A Class A2144A	4.46	5-20-2049	686,380	609,455
Aqua Finance Trust Series 2019-A Class A144A	3.14	7-16-2040	90,621	87,111
Aqua Finance Trust Series 2021-A Class A144A	1.54	7-17-2046	247,740	226,284
BHG Securitization Trust Series 2021-A Class A144A	1.42	11-17-2033	122,279	119,839
Bojangles Issuer LLC Series 2024-1A Class A2144A	6.58	11-20-2054	700,000	702,814
Centersquare Issuer LLC Series 2025-1A Class A2144A	5.50	3-26-2055	780,000	765,188
Coinstar Funding LLC Series 2017-1A Class A2144A##	5.22	4-25-2047	1,028,587	943,019
Commonbond Student Loan Trust Series 2018-CGS Class C144A	4.35	2-25-2046	66,652	58,210
Driven Brands Funding LLC Series 2019-2A Class A2144A	3.98	10-20-2049	323,601	318,116
FIGRE Trust Series 2023-HE1 Class A144A	5.85	3-25-2053	439,475	442,329
FIGRE Trust Series 2023-HE2 Class A144A±±	6.51	5-25-2053	296,065	301,624
Five Guys Holdings, Inc. Series 2023-1A Class A2144A	7.55	1-26-2054	179,550	186,235
FREED Mortgage Trust Series 2022-HE1 Class A144A±±	7.00	10-25-2037	308,092	312,937
FS Rialto Issuer LLC Series 2021-FL3 Class B (U.S. SOFR 1 Month+1.91%)144A±##	6.23	11-16-2036	1,000,000	995,053
Jimmy Johns Funding LLC Series 2017-1A Class A2II144A	4.85	7-30-2047	231,075	228,248
Jonah Energy ABS I LLC Series 2022-1 Class A1144A	7.20	12-10-2037	418,539	420,896
Laurel Road Prime Student Loan Trust Series 2017-C Class C144A	3.29	11-25-2042	295,202	289,064
MNR ABS Issuer I LLC‡	8.12	12-15-2038	213,274	215,940
NBC Funding LLC Series 2024-1A Class A2144A##	6.75	7-30-2054	900,475	915,079
New Economy Assets - Phase 1 Sponsor LLC Series 2021-1 Class B1144A##	2.41	10-20-2061	1,500,000	1,371,111
NMEF Funding LLC Series 2025-A Class B144A	5.18	7-15-2032	445,000	445,174
Octane Receivables Trust Series 2023-1A Class A144A	5.87	5-21-2029	40,234	40,374
Octane Receivables Trust Series 2023-1A Class B144A	5.96	7-20-2029	160,000	161,461
SMB Private Education Loan Trust Series 2015-C Class C144A##	4.50	9-17-2046	970,000	950,025
SoFi Professional Loan Program LLC Series 2017-E Class B144A	3.49	11-26-2040	143,469	141,607
Starwood LLC Series 2025-SIF5A Class A (U.S. SOFR 3 Month+1.55%)144A±%%	5.80	4-15-2037	875,000	875,000
Store Master Funding I-VII XIV XIX XX XXIV Series 2023-1A Class A1144A	6.19	6-20-2053	495,417	501,856
Total asset-backed securities (Cost $13,137,043)				12,996,258
The accompanying notes are an integral part of these consolidated financial statements.
2 | Allspring Income Plus Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Shares	Value
Common stocks: 0.16%
Consumer staples: 0.00%
Consumer staples distribution & retail: 0.00%
Casino Guichard Perrachon SA†	1,285	$842
Energy: 0.16%
Independent power and renewable electricity producers: 0.16%
Enviva Equity‡†	16,752	251,280
Financials: 0.00%
Financial services: 0.00%
Unifin Financiera SAB de CV♦†	78,042	0
Total common stocks (Cost $531,900)		252,122

	Interest rate	Maturity date	Principal
Corporate bonds and notes: 29.12%
Basic materials: 0.64%
Chemicals: 0.48%
LYB International Finance III LLC	5.50%	3-1-2034	$760,000	754,845
Iron/steel: 0.16%
Cleveland-Cliffs, Inc.144A	7.00	3-15-2032	260,000	249,488
Communications: 2.87%
Advertising: 0.04%
Clear Channel Outdoor Holdings, Inc.144A	9.00	9-15-2028	55,000	56,489
Internet: 0.68%
Arches Buyer, Inc.144A	6.13	12-1-2028	245,000	215,171
Booking Holdings, Inc.	4.13	5-12-2033	245,000	274,210
Cablevision Lightpath LLC144A	5.63	9-15-2028	190,000	174,180
MercadoLibre, Inc.	3.13	1-14-2031	445,000	394,338
				1,057,899
Media: 1.77%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25	1-15-2034	655,000	538,737
Charter Communications Operating LLC/Charter Communications Operating Capital	3.90	6-1-2052	145,000	93,761
Charter Communications Operating LLC/Charter Communications Operating Capital	4.40	12-1-2061	485,000	322,051
Charter Communications Operating LLC/Charter Communications Operating Capital	6.10	6-1-2029	265,000	273,626
CSC Holdings LLC144A	5.50	4-15-2027	170,000	157,389
DISH Network Corp.144A	11.75	11-15-2027	205,000	215,881
News Corp.144A	5.13	2-15-2032	725,000	691,409
Paramount Global (3 Month LIBOR+3.90%)±	6.25	2-28-2057	510,000	487,490
				2,780,344
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Income Plus Fund | 3

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Telecommunications: 0.38%
EchoStar Corp. (PIK at 6.75%)¥	6.75%	11-30-2030	$300,000	$272,202
Level 3 Financing, Inc.144A	3.75	7-15-2029	60,000	43,648
Level 3 Financing, Inc.144A	4.50	4-1-2030	120,000	96,000
Level 3 Financing, Inc.144A	10.75	12-15-2030	170,000	187,850
				599,700
Consumer, cyclical: 4.01%
Airlines: 0.37%
U.S. Airways Pass-Through Trust Series 2013-1 Class A	3.95	11-15-2025	341,056	338,726
United Airlines Pass-Through Trust Series 2020-1 Class B	4.88	1-15-2026	182,400	182,070
United Airlines Pass-Through Trust Series 2020-1 Class A	5.88	10-15-2027	55,408	56,425
				577,221
Apparel: 0.11%
Crocs, Inc.144A	4.13	8-15-2031	190,000	167,551
Auto manufacturers: 0.89%
Ford Motor Co.	3.25	2-12-2032	255,000	210,156
Ford Motor Co.	6.10	8-19-2032	245,000	240,224
Ford Motor Credit Co. LLC	5.11	5-3-2029	695,000	669,967
Hyundai Capital America144A	5.30	3-19-2027	265,000	267,860
				1,388,207
Entertainment: 0.51%
Warnermedia Holdings, Inc.	4.28	3-15-2032	315,000	277,527
Warnermedia Holdings, Inc.	5.14	3-15-2052	715,000	521,233
				798,760
Leisure time: 0.31%
Sabre Global, Inc.144A	10.75	11-15-2029	484,000	487,522
Lodging: 0.40%
Las Vegas Sands Corp.	6.20	8-15-2034	630,000	631,714
Retail: 0.91%
FirstCash, Inc.144A	6.88	3-1-2032	450,000	455,604
Kohl’s Corp.	4.63	5-1-2031	375,000	261,713
Macy’s Retail Holdings LLC144A	6.13	3-15-2032	340,000	310,691
Michaels Cos., Inc.144A	7.88	5-1-2029	215,000	114,055
Saks Global Enterprises LLC144A	11.00	12-15-2029	280,000	226,828
Victra Holdings LLC/Victra Finance Corp.144A	8.75	9-15-2029	55,000	56,731
				1,425,622
Toys/games/hobbies: 0.51%
Hasbro, Inc.	6.05	5-14-2034	230,000	236,077
Mattel, Inc.144A	5.88	12-15-2027	570,000	571,473
				807,550
The accompanying notes are an integral part of these consolidated financial statements.
4 | Allspring Income Plus Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer, non-cyclical: 2.75%
Agriculture: 0.11%
BAT Capital Corp.	6.25%	8-15-2055	$170,000	$169,651
Commercial services: 1.26%
GEO Group, Inc.	8.63	4-15-2029	430,000	451,736
GEO Group, Inc.	10.25	4-15-2031	125,000	135,872
Global Payments, Inc.	4.88	3-17-2031	595,000	671,307
Global Payments, Inc.	5.95	8-15-2052	155,000	149,975
Hertz Corp.144A	12.63	7-15-2029	215,000	194,141
Toll Road Investors Partnership II LP Series 1999-B (NPFGC Insured)144A¤	0.00	2-15-2027	200,000	177,561
Upbound Group, Inc.144A	6.38	2-15-2029	200,000	189,094
				1,969,686
Food: 0.53%
Mars, Inc.144A##	4.80	3-1-2030	820,000	824,690
Healthcare-services: 0.63%
CHS/Community Health Systems, Inc.144A	10.88	1-15-2032	220,000	216,738
DaVita, Inc.144A	6.88	9-1-2032	350,000	351,963
Pediatrix Medical Group, Inc.144A	5.38	2-15-2030	80,000	76,768
Star Parent, Inc.144A	9.00	10-1-2030	300,000	295,697
UnitedHealth Group, Inc.	5.63	7-15-2054	50,000	49,080
				990,246
Pharmaceuticals: 0.22%
AdaptHealth LLC144A	5.13	3-1-2030	130,000	118,452
Viatris, Inc.	3.85	6-22-2040	310,000	225,355
				343,807
Energy: 3.92%
Energy-alternate sources: 0.12%
Enviva Partners LP/Enviva Partners Finance Corp.144A♦†	6.50	1-15-2026	400,000	0
TerraForm Power Operating LLC144A	4.75	1-15-2030	209,000	194,113
				194,113
Oil & gas: 1.97%
APA Corp.144A	5.25	2-1-2042	93,000	77,784
BP Capital Markets America, Inc.	5.23	11-17-2034	640,000	643,289
California Resources Corp.144A	8.25	6-15-2029	150,000	152,440
ConocoPhillips Co.	5.50	1-15-2055	355,000	343,082
ConocoPhillips Co.	5.65	1-15-2065	70,000	67,562
Coterra Energy, Inc.	5.40	2-15-2035	120,000	118,099
Encino Acquisition Partners Holdings LLC144A	8.50	5-1-2028	105,000	106,748
Encino Acquisition Partners Holdings LLC144A	8.75	5-1-2031	105,000	111,575
Expand Energy Corp.	5.38	3-15-2030	440,000	436,783
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.00	2-1-2031	165,000	153,738
Hilcorp Energy I LP/Hilcorp Finance Co.144A	8.38	11-1-2033	15,000	15,372
Nabors Industries, Inc.144A	8.88	8-15-2031	155,000	134,585
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Income Plus Fund | 5

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil & gas(continued)
Nabors Industries, Inc.144A	9.13%	1-31-2030	$220,000	$220,073
Occidental Petroleum Corp.	6.13	1-1-2031	495,000	508,771
				3,089,901
Oil & gas services: 0.22%
Bristow Group, Inc.144A	6.88	3-1-2028	190,000	188,058
Oceaneering International, Inc.	6.00	2-1-2028	155,000	153,359
				341,417
Pipelines: 1.61%
Buckeye Partners LP	5.85	11-15-2043	60,000	53,048
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	7.50	12-15-2033	400,000	421,464
Energy Transfer LP (5 Year Treasury Constant Maturity+4.02%)±	8.00	5-15-2054	70,000	73,664
Energy Transfer LP Series H (5 Year Treasury Constant Maturity+5.69%)ʊ±	6.50	11-15-2026	285,000	284,664
ONEOK, Inc.	5.05	4-1-2045	60,000	51,954
Prairie Acquiror LP144A	9.00	8-1-2029	410,000	417,335
Rockies Express Pipeline LLC144A	6.88	4-15-2040	90,000	87,860
South Bow USA Infrastructure Holdings LLC144A	5.03	10-1-2029	285,000	282,791
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	12-31-2030	285,000	270,377
Venture Global LNG, Inc.144A	8.38	6-1-2031	150,000	152,142
Venture Global LNG, Inc. (5 Year Treasury Constant Maturity+5.44%)144Aʊ±	9.00	9-30-2029	440,000	417,555
				2,512,854
Financial: 8.53%
Banks: 2.68%
Bank of America Corp. (U.S. SOFR+1.74%)±	5.52	10-25-2035	185,000	181,513
Bank of America Corp. (U.S. SOFR+1.91%)±	5.43	8-15-2035	425,000	416,131
Bank of America Corp. Series DD (U.S. SOFR 3 Month+4.81%)ʊ±	6.30	3-10-2026	185,000	187,163
Goldman Sachs Group, Inc. Series T (5 Year Treasury Constant Maturity+2.97%)ʊ±	3.80	5-10-2026	320,000	312,014
JPMorgan Chase & Co. (U.S. SOFR+1.55%)±	5.53	11-29-2045	255,000	252,468
JPMorgan Chase & Co. (U.S. SOFR+1.75%)±	4.57	6-14-2030	285,000	283,378
Morgan Stanley (U.S. SOFR+1.29%)±	2.94	1-21-2033	695,000	609,615
Morgan Stanley (U.S. SOFR+1.71%)±	5.52	11-19-2055	400,000	390,759
Santander Holdings USA, Inc. (U.S. SOFR+1.88%)±	5.74	3-20-2031	450,000	453,303
Santander Holdings USA, Inc. (U.S. SOFR+3.28%)±	7.66	11-9-2031	155,000	170,755
U.S. Bancorp (U.S. SOFR+2.26%)±	5.84	6-12-2034	305,000	314,733
Wells Fargo & Co. (U.S. SOFR+2.06%)±	6.49	10-23-2034	585,000	631,090
				4,202,922
Diversified financial services: 1.47%
Aircastle Ltd.144A	5.95	2-15-2029	430,000	442,214
Charles Schwab Corp. (U.S. SOFR+2.01%)±	6.14	8-24-2034	410,000	436,375
The accompanying notes are an integral part of these consolidated financial statements.
6 | Allspring Income Plus Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Diversified financial services(continued)
Citadel LP144A	6.38%	1-23-2032	$540,000	$554,068
Computershare U.S., Inc.	1.13	10-7-2031	440,000	408,055
PRA Group, Inc.144A	5.00	10-1-2029	495,000	455,913
				2,296,625
Insurance: 1.85%
BroadStreet Partners, Inc.144A	5.88	4-15-2029	450,000	432,428
CNO Financial Group, Inc.	6.45	6-15-2034	715,000	745,626
Guardian Life Insurance Co. of America144A	4.85	1-24-2077	135,000	115,294
MetLife, Inc.##	6.40	12-15-2036	950,000	963,544
PartnerRe Finance B LLC (5 Year Treasury Constant Maturity+3.82%)±	4.50	10-1-2050	90,000	83,620
Pine Street Trust III144A	6.22	5-15-2054	385,000	394,191
Prudential Financial, Inc. (5 Year Treasury Constant Maturity+3.04%)±	3.70	10-1-2050	185,000	166,939
				2,901,642
Investment Companies: 0.94%
Ares Capital Corp. BDC	2.88	6-15-2028	265,000	246,652
Blue Owl Capital Corp. BDC	2.63	1-15-2027	745,000	709,398
Golub Capital Private Credit Fund BDC144A	5.88	5-1-2030	515,000	509,933
				1,465,983
REITs: 1.59%
Brandywine Operating Partnership LP	8.30	3-15-2028	315,000	326,247
EPR Properties	3.75	8-15-2029	430,000	403,128
Essential Properties LP	2.95	7-15-2031	560,000	485,606
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	7.00	7-15-2031	475,000	487,531
Piedmont Operating Partnership LP	9.25	7-20-2028	315,000	347,093
WEA Finance LLC/Westfield U.K. & Europe Finance PLC144A	4.75	9-17-2044	535,000	439,663
				2,489,268
Industrial: 1.84%
Building materials: 0.64%
Camelot Return Merger Sub, Inc.144A	8.75	8-1-2028	320,000	263,600
JELD-WEN, Inc.144A	7.00	9-1-2032	340,000	301,634
Quikrete Holdings, Inc.144A	6.75	3-1-2033	450,000	447,953
				1,013,187
Engineering & construction: 0.47%
MasTec, Inc.144A	4.50	8-15-2028	750,000	732,506
Packaging & containers: 0.26%
Clydesdale Acquisition Holdings, Inc.144A	8.75	4-15-2030	400,000	405,658
Transportation: 0.47%
J.B. Hunt Transport Services, Inc.	4.90	3-15-2030	730,000	734,504
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Income Plus Fund | 7

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal		Value
Technology: 2.49%
Computers: 1.06%
Booz Allen Hamilton, Inc.	5.95%	4-15-2035		$405,000	$403,949
Dell International LLC/EMC Corp.%%	4.75	4-1-2028		135,000	135,617
Kyndryl Holdings, Inc.	4.10	10-15-2041		645,000	499,955
Leidos, Inc.	5.50	3-15-2035		230,000	229,269
NetApp, Inc.	5.70	3-17-2035		395,000	394,338
					1,663,128
Semiconductors: 0.85%
Entegris, Inc.144A	4.75	4-15-2029		265,000	255,468
Foundry JV Holdco LLC144A	5.90	1-25-2033		390,000	396,857
Foundry JV Holdco LLC144A	6.30	1-25-2039		535,000	554,092
Intel Corp.	5.60	2-21-2054		135,000	122,768
					1,329,185
Software: 0.58%
AthenaHealth Group, Inc.144A	6.50	2-15-2030		535,000	501,837
Cloud Software Group, Inc.144A	8.25	6-30-2032		230,000	233,848
Cloud Software Group, Inc.144A	9.00	9-30-2029		170,000	169,556
					905,241
Utilities: 2.07%
Electric: 2.07%
Dominion Energy, Inc. (5 Year Treasury Constant Maturity+2.21%)±	6.63	5-15-2055		265,000	263,138
Duke Energy Corp.	3.10	6-15-2028		200,000	216,577
Duke Energy Corp.	3.85	6-15-2034		235,000	248,266
EUSHI Finance, Inc. (5 Year Treasury Constant Maturity+3.14%)±	7.63	12-15-2054		210,000	218,508
Evergy, Inc. (5 Year Treasury Constant Maturity+2.56%)±	6.65	6-1-2055		255,000	250,822
Oglethorpe Power Corp.	4.25	4-1-2046		310,000	245,845
PG&E Corp. (5 Year Treasury Constant Maturity+3.88%)±	7.38	3-15-2055		550,000	540,569
Sempra (5 Year Treasury Constant Maturity+2.35%)±	6.63	4-1-2055		735,000	717,613
Southern California Edison Co.	5.90	3-1-2055		335,000	322,585
Southern Co. Series B (5 Year Treasury Constant Maturity+3.73%)±	4.00	1-15-2051		225,000	222,141
					3,246,064
Total corporate bonds and notes (Cost $45,585,445)					45,605,190
Foreign corporate bonds and notes: 13.00%
Basic materials: 0.15%
Mining: 0.15%
Anglo American Capital PLC	4.75	9-21-2032	EUR	205,000	233,285
Communications: 3.03%
Internet: 0.35%
United Group BV144A	6.50	10-31-2031	EUR	505,000	549,366
The accompanying notes are an integral part of these consolidated financial statements.
8 | Allspring Income Plus Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal		Value
Media: 0.19%
Tele Columbus AG (PIK at 10.00%)144A¥	10.00%	1-1-2029	EUR	339,095	$300,233
Telecommunications: 2.49%
British Telecommunications PLC (UK Gilts 5 Year+3.82%)±	8.38	12-20-2083	GBP	295,000	405,843
Chorus Ltd.	3.63	9-7-2029	EUR	295,000	323,401
Eutelsat SA	1.50	10-13-2028	EUR	300,000	253,583
Fibercop SpA	1.63	1-18-2029	EUR	395,000	384,938
Koninklijke KPN NV	3.88	7-3-2031	EUR	300,000	334,421
Lorca Telecom Bondco SA	4.00	9-18-2027	EUR	400,000	431,687
Telecom Italia SpA	1.63	1-18-2029	EUR	200,000	199,229
Telefonica Emisiones SA	4.18	11-21-2033	EUR	400,000	441,800
VMED O2 U.K. Financing I PLC	5.63	4-15-2032	EUR	390,000	418,966
Vodafone Group PLC (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.48%)±	3.00	8-27-2080	EUR	260,000	261,814
Zegona Finance PLC144A	6.75	7-15-2029	EUR	390,000	444,901
					3,900,583
Consumer, cyclical: 1.82%
Auto manufacturers: 0.14%
BMW International Investment BV	3.50	1-22-2033	EUR	200,000	214,341
Entertainment: 1.07%
888 Acquisitions Ltd.144A	7.56	7-15-2027	EUR	320,000	343,853
Cirsa Finance International Sarl144A	10.38	11-30-2027	EUR	427,500	487,206
Motion Finco Sarl	7.38	6-15-2030	EUR	350,000	374,074
Universal Music Group NV	4.00	6-13-2031	EUR	420,000	467,578
					1,672,711
Leisure time: 0.32%
TUI Cruises GmbH144A	5.00	5-15-2030	EUR	214,000	232,555
TUI Cruises GmbH	5.00	5-15-2030	EUR	250,000	271,677
					504,232
Lodging: 0.29%
AccorInvest Group SA	6.38	10-15-2029	EUR	415,000	461,598
Consumer, non-cyclical: 2.13%
Biotechnology: 0.33%
Cidron Aida Finco Sarl	5.00	4-1-2028	EUR	475,000	516,896
Commercial services: 0.54%
Nexi SpA	2.13	4-30-2029	EUR	250,000	255,119
Transurban Finance Co. Pty. Ltd.	4.23	4-26-2033	EUR	100,000	111,145
Verisure Holding AB	5.50	5-15-2030	EUR	113,000	125,111
Verisure Holding AB144A	9.25	10-15-2027	EUR	28,000	31,693
Worldline SA	4.13	9-12-2028	EUR	300,000	322,812
					845,880
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Income Plus Fund | 9

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal		Value
Food: 0.56%
Flora Food Management BV	6.88%	7-2-2029	EUR	250,000	$274,055
Iceland Bondco PLC144A	4.38	5-15-2028	GBP	400,000	470,798
Market Bidco Finco PLC	5.50	11-4-2027	GBP	100,000	123,362
					868,215
Healthcare-services: 0.49%
Ephios Subco 3 Sarl	7.88	1-31-2031	EUR	200,000	230,390
Eurofins Scientific SE (3 Month EURIBOR+4.24%)ʊ±	6.75	4-24-2028	EUR	475,000	541,260
					771,650
Pharmaceuticals: 0.21%
Bayer AG (EURIBOR ICE Swap Rate 11:00am+2.65%)±	2.38	11-12-2079	EUR	300,000	323,254
Energy: 0.54%
Oil & gas: 0.26%
Wintershall Dea Finance 2 BV Series NC8 (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.32%)ʊ±	3.00	7-20-2028	EUR	400,000	402,221
Oil & gas services: 0.28%
OEG Finance PLC	7.25	9-27-2029	EUR	400,000	446,095
Financial: 2.77%
Banks: 1.43%
ABN AMRO Bank NV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.90%)ʊ±	4.75	9-22-2027	EUR	400,000	426,032
BAWAG Group AG (EURIBOR ICE Swap Rate 11:00am+5.05%)ʊ±	7.25	9-18-2029	EUR	200,000	221,045
CaixaBank SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.55%)±	6.25	2-23-2033	EUR	400,000	462,394
Deutsche Bank AG (3 Month EURIBOR+2.95%)±	5.00	9-5-2030	EUR	200,000	228,503
KBC Group NV (EURIBOR ICE Swap Rate 11:00am+4.93%)ʊ±	8.00	9-5-2028	EUR	200,000	235,524
Raiffeisen Bank International AG (EURIBOR ICE Swap Rate 11:00am+1.60%)±	1.38	6-17-2033	EUR	200,000	198,839
Raiffeisen Bank International AG (EURIBOR ICE Swap Rate 11:00am+5.20%)±	7.38	12-20-2032	EUR	400,000	466,026
					2,238,363
Diversified financial services: 0.27%
Sherwood Financing PLC	4.50	11-15-2026	EUR	395,000	424,391
Insurance: 0.65%
AXA SA	3.63	1-10-2033	EUR	400,000	441,904
NN Group NV (3 Month EURIBOR+4.20%)±	5.25	3-1-2043	EUR	205,000	234,461
Sampo Oyj (3 Month EURIBOR+3.60%)±	2.50	9-3-2052	EUR	355,000	345,363
					1,021,728
The accompanying notes are an integral part of these consolidated financial statements.
10 | Allspring Income Plus Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal		Value
Real estate: 0.27%
Castellum AB (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.45%)ʊ±	3.13%	12-2-2026	EUR	400,000	$419,178
REITs: 0.15%
Unibail-Rodamco-Westfield SE (EURIBOR ICE Swap Rate 11:00am+4.00%)ʊ±	7.25	7-3-2028	EUR	200,000	234,993
Government securities: 0.42%
Multi-national: 0.42%
Asian Development Bank	6.20	10-6-2026	INR	18,450,000	215,571
Banque Ouest Africaine de Developpement	2.75	1-22-2033	EUR	485,000	446,552
					662,123
Industrial: 0.11%
Machinery-diversified: 0.11%
Nova Alexandre III SAS (3 Month EURIBOR+5.25%)144A±	8.04	7-15-2029	EUR	160,000	175,837
Technology: 0.58%
Computers: 0.45%
Almaviva-The Italian Innovation Co. SpA144A	5.00	10-30-2030	EUR	213,000	232,631
Teleperformance SE	5.75	11-22-2031	EUR	400,000	462,640
					695,271
Software: 0.13%
Asmodee Group AB	5.75	12-15-2029	EUR	186,667	209,344
Utilities: 1.45%
Electric: 0.77%
Electricite de France SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+4.86%)ʊ±	7.50	9-6-2028	EUR	400,000	474,092
Engie SA	2.13	3-30-2032	EUR	400,000	398,102
Engie SA	3.63	3-6-2031	EUR	300,000	328,663
					1,200,857
Gas: 0.38%
APA Infrastructure Ltd.	2.00	7-15-2030	EUR	595,000	597,318
Water: 0.30%
Holding d’Infrastructures des Metiers de l’Environnement	4.88	10-24-2029	EUR	431,000	474,326
Total foreign corporate bonds and notes (Cost $20,131,607)					20,364,289
Foreign government bonds: 10.19%
Australia: 0.89%
Australia##	2.75	11-21-2028	AUD	2,305,000	1,392,664
Brazil: 1.46%
Brazil##	10.00	1-1-2027	BRL	14,000,000	2,284,018
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Income Plus Fund | 11

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal		Value
Colombia: 0.98%
Colombia TES##	7.75%	9-18-2030	COP	7,500,000,000	$1,537,477
Indonesia: 0.95%
Indonesia##	6.50	6-15-2025	IDR	13,500,000,000	815,046
Indonesia##	6.88	4-15-2029	IDR	11,000,000,000	666,909
					1,481,955
South Africa: 0.75%
Republic of South Africa##	8.00	1-31-2030	ZAR	22,505,000	1,175,454
United Kingdom: 5.16%
U.K. Gilts##	3.25	1-31-2033	GBP	4,925,000	5,838,793
U.K. Gilts##	4.13	7-22-2029	GBP	1,750,000	2,252,396
					8,091,189
Total foreign government bonds (Cost $16,219,043)					15,962,757

	Shares
Investment companies: 1.24%
Exchange-traded funds: 1.24%
SPDR Portfolio High Yield Bond ETF	82,759	1,938,216
Total investment companies (Cost $1,898,602)		1,938,216

			Principal
Loans: 1.23%
Communications: 0.11%
Media: 0.02%
Directv Financing LLC (U.S. SOFR 3 Month+5.00%)±	9.55	8-2-2027	$26,051	26,054
Telecommunications: 0.09%
CommScope, Inc. (U.S. SOFR 1 Month+5.25%)±	9.57	12-17-2029	150,000	149,250
Consumer, cyclical: 0.70%
Airlines: 0.02%
Vista Management Holding, Inc. (U.S. SOFR 3 Month+3.75%)‡±	8.05	3-26-2031	35,000	34,737
Auto parts & equipment: 0.11%
First Brands Group LLC (U.S. SOFR 3 Month+5.00%)±	9.55	3-30-2027	182,487	169,029
Entertainment: 0.32%
Crown Finance U.S., Inc. (U.S. SOFR 1 Month+5.25%)±	9.57	12-2-2031	493,762	490,588
Housewares: 0.10%
American Greetings Corp. (U.S. SOFR 1 Month+5.75%)±	10.07	10-30-2029	155,634	155,763
Retail: 0.15%
Petco Health & Wellness Co., Inc. (U.S. SOFR 3 Month+3.25%)±	7.81	3-3-2028	260,000	236,275
The accompanying notes are an integral part of these consolidated financial statements.
12 | Allspring Income Plus Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Financial: 0.13%
Insurance: 0.13%
Asurion LLC (U.S. SOFR 1 Month+5.25%)±	9.69%	1-31-2028	$215,000	$203,022
Industrial: 0.26%
Building materials: 0.26%
CP Atlas Buyer, Inc. (U.S. SOFR 1 Month+3.75%)±	8.17	11-23-2027	440,000	406,010
Technology: 0.03%
Software: 0.03%
Rocket Software, Inc. (U.S. SOFR 1 Month+4.25%)±	8.57	11-28-2028	49,275	49,097
Total loans (Cost $1,974,762)				1,919,825
Municipal obligations: 0.02%
Illinois: 0.02%
GO revenue: 0.02%
City of Chicago Series E	6.05	1-1-2029	30,000	30,534
Total municipal obligations (Cost $30,586)				30,534
Non-agency mortgage-backed securities: 3.87%
ACHM Trust Series 2025-HE1 Class A144A±±	5.92	3-25-2055	615,000	615,008
Brean Asset-Backed Securities Trust Series 2021-RM2 Class A144A±±	1.75	10-25-2061	766,382	725,886
BX Trust Series 2022-CLS Class C144A	6.79	10-13-2027	750,000	729,818
Hudson’s Bay Simon JV Trust Series 2015-HB10 Class A10144A	4.15	8-5-2034	535,000	527,052
JPMorgan Mortgage Trust Series 2017-6 Class B5144A±±	3.78	12-25-2048	403,007	325,729
MFA Trust Series 2020-NQM3 Class M1144A±±##	2.65	1-26-2065	1,000,000	904,705
MFA Trust Series 2021-NQM1 Class A1144A±±	1.15	4-25-2065	56,924	52,983
SFAVE Commercial Mortgage Securities Trust Series 2015- 5AVE Class D144A±±	4.39	1-5-2043	700,000	569,546
SREIT Trust Series 2021-PALM Class B (U.S. SOFR 1 Month+0.92%)144A±	5.24	10-15-2034	750,000	743,437
TRK Trust Series 2021-INV2 Class A2144A±±	2.12	11-25-2056	626,001	547,499
Verus Securitization Trust Series 2021-2 Class A1144A±±	1.03	2-25-2066	63,896	56,641
VM Master Issuer LLC Series 2022-1 Class B144A±±	6.88	5-24-2025	275,190	267,251
Total non-agency mortgage-backed securities (Cost $6,414,877)				6,065,555
U.S. Treasury securities: 13.36%
U.S. Treasury Bonds##	3.00	2-15-2049	135,000	102,089
U.S. Treasury Bonds##	4.25	8-15-2054	1,335,000	1,260,115
U.S. Treasury Bonds##	4.50	11-15-2054	1,265,000	1,246,420
U.S. Treasury Bonds##	4.63	11-15-2044	195,000	195,244
U.S. Treasury Bonds##	4.63	5-15-2054	1,610,000	1,615,220
U.S. Treasury Notes##	4.13	10-31-2026	5,370,000	5,383,425
U.S. Treasury Notes##	4.13	2-28-2027	7,000,000	7,026,523
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Income Plus Fund | 13

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Notes##	4.25%	1-31-2030	$340,000	$344,356
U.S. Treasury Notes##	4.63	2-15-2035	3,630,000	3,750,244
Total U.S. Treasury securities (Cost $20,783,619)				20,923,636

	Expiration date	Shares
Warrants: 0.00%
Consumer staples: 0.00%
Consumer staples distribution & retail: 0.00%
Casino Guichard Perrachon SA†	4-27-2029	128,399	69
Total warrants (Cost $0)			69

		Maturity date	Principal
Yankee corporate bonds and notes: 11.13%
Basic materials: 0.43%
Chemicals: 0.24%
Braskem Netherlands Finance BV144A	7.25	2-13-2033	$400,000	370,740
Mining: 0.19%
Rio Tinto Finance USA PLC	5.88	3-14-2065	295,000	298,358
Communications: 0.30%
Telecommunications: 0.30%
Rogers Communications, Inc. (5 Year Treasury Constant Maturity+2.62%)±	7.13	4-15-2055	470,000	468,405
Consumer, cyclical: 0.53%
Leisure time: 0.53%
Carnival Corp.144A	6.13	2-15-2033	230,000	226,649
Royal Caribbean Cruises Ltd.144A	6.00	2-1-2033	600,000	599,626
				826,275
Consumer, non-cyclical: 0.90%
Beverages: 0.36%
Coca-Cola Icecek AS144A	4.50	1-20-2029	595,000	565,177
Pharmaceuticals: 0.54%
1261229 BC Ltd.144A%%	10.00	4-15-2032	585,000	581,410
Bausch Health Cos., Inc.144A	6.13	2-1-2027	115,000	116,610
Bausch Health Cos., Inc.144A	11.00	9-30-2028	150,000	142,875
				840,895
Energy: 1.65%
Oil & gas: 1.12%
Borr IHC Ltd./Borr Finance LLC144A	10.00	11-15-2028	417,073	396,660
BP Capital Markets PLC (5 Year Treasury Constant Maturity+4.40%)ʊ±	4.88	3-22-2030	675,000	645,648
The accompanying notes are an integral part of these consolidated financial statements.
14 | Allspring Income Plus Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil & gas(continued)
Eni SpA144A	5.95%	5-15-2054	$390,000	$381,427
TotalEnergies Capital SA	5.43	9-10-2064	355,000	334,295
				1,758,030
Pipelines: 0.53%
Enbridge, Inc.	5.95	4-5-2054	70,000	69,649
Enbridge, Inc. Series 20-A (5 Year Treasury Constant Maturity+5.31%)±	5.75	7-15-2080	785,000	759,068
				828,717
Financial: 6.15%
Banks: 4.81%
Banco Industrial SA (5 Year Treasury Constant Maturity+4.44%)144A±	4.88	1-29-2031	300,000	296,700
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity+4.07%)144Aʊ±	8.38	5-20-2031	650,000	644,336
Banco Nacional de Comercio Exterior SNC (5 Year Treasury Constant Maturity+2.00%)144A±	2.72	8-11-2031	385,000	361,121
Bancolombia SA (5 Year Treasury Constant Maturity+4.32%)±	8.63	12-24-2034	145,000	153,260
Bank of Ireland Group PLC (U.S. SOFR+1.62%)144A±	5.60	3-20-2030	300,000	307,200
Barclays PLC (U.S. SOFR+1.59%)±	5.79	2-25-2036	630,000	633,440
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero (5 Year Treasury Constant Maturity+4.31%)144A±	5.88	9-13-2034	300,000	288,773
BNP Paribas SA (5 Year Treasury Constant Maturity+4.90%)144Aʊ±	7.75	8-16-2029	505,000	520,153
Commonwealth Bank of Australia (1 Year Treasury Constant Maturity+1.32%)144A±	5.93	3-14-2046	385,000	381,084
Credit Agricole SA (5 Year USD Swap Rate+6.19%)144Aʊ±	8.13	12-23-2025	440,000	447,480
Danske Bank AS (1 Year Treasury Constant Maturity+1.75%)144A±	4.30	4-1-2028	770,000	764,476
Lloyds Banking Group PLC (5 Year Treasury Constant Maturity+4.82%)ʊ±	6.75	6-27-2026	415,000	416,347
National Australia Bank Ltd. (5 Year Treasury Constant Maturity+1.70%)144A±##	3.35	1-12-2037	925,000	811,114
NatWest Group PLC (5 Year Treasury Constant Maturity+5.63%)ʊ±	6.00	12-29-2025	740,000	738,814
UBS Group AG (1 Year Treasury Constant Maturity+1.77%)144A±	5.70	2-8-2035	540,000	553,735
UBS Group AG (5 Year Treasury Constant Maturity+3.40%)144Aʊ±	4.88	2-12-2027	230,000	223,104
				7,541,137
Diversified financial services: 0.79%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (5 Year Treasury Constant Maturity+2.72%)±	6.95	3-10-2055	535,000	547,592
Global Aircraft Leasing Co. Ltd.144A	8.75	9-1-2027	250,000	254,107
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Income Plus Fund | 15

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Diversified financial services(continued)
Macquarie Airfinance Holdings Ltd.144A	6.40%	3-26-2029	$405,000	$418,617
Unifin Financiera SAB de CV144A	9.88	1-28-2029	600,000	22,500
				1,242,816
Insurance: 0.55%
Intact Financial Corp.144A	5.46	9-22-2032	425,000	428,802
RenaissanceRe Holdings Ltd.	5.80	4-1-2035	415,000	425,031
				853,833
Government securities: 0.15%
Multi-national: 0.15%
African Export-Import Bank144A	3.80	5-17-2031	260,000	230,526
Industrial: 0.26%
Engineering & construction: 0.07%
CIMIC Finance USA Pty. Ltd.144A	7.00	3-25-2034	100,000	106,403
Trucking & leasing: 0.19%
SMBC Aviation Capital Finance DAC144A	5.45	5-3-2028	295,000	300,312
Technology: 0.28%
Semiconductors: 0.28%
SK Hynix, Inc.144A	5.50	1-16-2027	440,000	445,686
Utilities: 0.48%
Electric: 0.48%
Comision Federal de Electricidad144A	3.35	2-9-2031	260,000	221,418
Comision Federal de Electricidad144A	3.88	7-26-2033	650,000	535,336
				756,754
Total yankee corporate bonds and notes (Cost $17,790,638)				17,434,064
Yankee government bonds: 3.35%
Argentina: 0.25%
Provincia de Cordoba144Aøø##	6.88	12-10-2025	84,826	84,402
Provincia de Cordoba144Aøø##	6.88	2-1-2029	332,619	312,599
				397,001
Benin: 0.46%
Benin144A##	7.96	2-13-2038	770,000	719,372
Colombia: 0.40%
Colombia##	7.50	2-2-2034	325,000	321,327
Colombia##	8.00	11-14-2035	295,000	296,328
				617,655
Dominican Republic: 0.42%
Dominican Republic144A##	4.50	1-30-2030	250,000	233,500
The accompanying notes are an integral part of these consolidated financial statements.
16 | Allspring Income Plus Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Dominican Republic(continued)
Dominican Republic144A##	4.88%	9-23-2032	$200,000	$181,440
Dominican Republic144A##	7.05	2-3-2031	235,000	243,049
				657,989
Israel: 0.20%
Israel##	5.75	3-12-2054	335,000	307,395
Ivory Coast: 0.18%
Ivory Coast144A##	8.25	1-30-2037	300,000	288,009
Mexico: 0.30%
Mexico##	6.35	2-9-2035	475,000	475,812
Oman: 0.20%
Oman144A##	6.25	1-25-2031	300,000	311,591
Panama: 0.55%
Panama##	2.25	9-29-2032	600,000	436,887
Panama##	4.50	1-19-2063	710,000	431,041
				867,928
Peru: 0.39%
Corp. Financiera de Desarrollo SA144A##	5.95	4-30-2029	595,000	610,524
Total yankee government bonds (Cost $5,281,063)				5,253,276

		Yield
Short-term investments: 5.35%
U.S. Treasury securities: 5.35%
U.S. Treasury Bills☼		3.70	4-8-2025	3,400,000	3,397,193
U.S. Treasury Bills☼		4.06	4-24-2025	5,000,000	4,986,473
					8,383,666
Total short-term investments (Cost $8,383,696)					8,383,666
Total investments in securities (Cost $206,202,504)	131.06%				205,283,365
Other assets and liabilities, net	(31.06)				(48,648,569)
Total net assets	100.00%				$156,634,796

The accompanying notes are an integral part of these consolidated financial statements.
Allspring Income Plus Fund | 17

Portfolio of investments—March 31, 2025 (unaudited)

%%	The security is purchased on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

##	All or a portion of this security is segregated as collateral for when-issued securities.
±	Variable rate investment. The rate shown is the rate in effect at period end.
‡	Security is valued using significant unobservable inputs.
†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
¥
A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both.
The rate shown is the rate in effect at period end.

¤	The security is issued in zero coupon form with no periodic interest payments.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
☼	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:
AUD	Australian dollar
BDC	Business Development Company
BRL	Brazilian real
COP	Colombian peso
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
GO	General obligation
IDR	Indonesian rupiah
INR	Indian rupee
LIBOR	London Interbank Offered Rate
NPFGC	National Public Finance Guarantee Corporation
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
ZAR	South African rand
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Investments in affiliates no longer held at end of period
Allspring Government Money Market Fund Select Class	$15,122,046	$84,140,878	$(99,262,924)	$0	$0	$0	0	$164,475
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	4,188,629	MYR	18,675,000	Morgan Stanley, Inc.	4-2-2025	$0	$(19,822)
USD	1,081,980	MYR	4,750,000	Morgan Stanley, Inc.	4-2-2025	11,557	0
MYR	6,500,000	USD	1,455,760	Morgan Stanley, Inc.	4-2-2025	9,028	0
MYR	8,000,000	USD	1,841,752	Morgan Stanley, Inc.	4-2-2025	0	(38,935)
MYR	2,000,000	USD	457,164	Morgan Stanley, Inc.	4-2-2025	0	(6,460)
MYR	6,925,000	USD	1,568,943	Morgan Stanley, Inc.	4-2-2025	0	(8,379)
USD	1,412,262	AUD	2,245,000	Morgan Stanley, Inc.	6-30-2025	8,431	0
USD	2,318,458	BRL	13,435,000	Morgan Stanley, Inc.	6-30-2025	8,476	0
The accompanying notes are an integral part of these consolidated financial statements.
18 | Allspring Income Plus Fund

Portfolio of investments—March 31, 2025 (unaudited)

Forward foreign currency contracts (continued)
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	21,292,736	EUR	19,619,000	Citibank N.A.	6-30-2025	$0	$(27,891)
USD	195,588	EUR	180,000	Citibank N.A.	6-30-2025	0	(24)
USD	9,006,431	GBP	6,973,000	Citibank N.A.	6-30-2025	0	(246)
USD	155,371	GBP	120,000	Citibank N.A.	6-30-2025	373	0
USD	1,171,395	ZAR	21,470,000	Morgan Stanley, Inc.	6-30-2025	8,768	0
						$46,633	$(101,757)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Ultra Long Term U.S. Treasury Bond	30	6-18-2025	$3,728,627	$3,667,500	$0	$(61,127)
5-Year U.S. Treasury Notes	32	6-30-2025	3,447,225	3,461,000	13,775	0
Short
10-Year Euro BUND Index	(43)	6-6-2025	(6,109,494)	(5,990,065)	119,429	0
2-Year Euro SCHATZ	(41)	6-6-2025	(4,747,147)	(4,741,667)	5,480	0
5-Year Euro-BOBL Futures	(42)	6-6-2025	(5,394,863)	(5,349,384)	45,479	0
Ultra 10-Year U.S. Treasury Notes	(142)	6-18-2025	(16,138,041)	(16,205,750)	0	(67,709)
					$184,163	$(128,836)
Centrally cleared credit default swap contracts
Reference index	Fixed rate received	Payment frequency	Maturity date	Notional amount		Value	Premiums paid (received)	Unrealized gains	Unrealized losses
Buy Protection
Markit CDX Emerging Markets Index S42	5.00%	Quarterly	6-20-2029	USD	1,400,000	$81,895	$95,303	$0	$(13,408)
Markit iTraxx Europe Crossover S42	5.00	Quarterly	12-20-2029	EUR	2,244,674	175,765	126,332	49,433	0
Sell Protection
Markit CDX Emerging Markets Index S42	1.00	Quarterly	12-20-2029	USD	750,000	(20,419)	(19,102)	0	(1,317)
								$49,433	$(14,725)
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Income Plus Fund | 19

Statement of assets and liabilities—March 31, 2025 (unaudited)
Consolidated financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $206,202,504)	$205,283,365
Cash	294,642
Cash at broker segregated for futures contracts	1,459,000
Segregated cash for forward foreign currency contracts	310,000
Segregated cash for swap contracts	297,917
Segregated cash for when-issued securities	14,000
Foreign currency, at value (cost $100,483)	9,478
Receivable for interest	1,888,023
Receivable for Fund shares sold	378,768
Receivable for investments sold	274,836
Unrealized gains on forward foreign currency contracts	46,633
Receivable for daily variation margin on open futures contracts	16,061
Prepaid expenses and other assets	149,453
Total assets	210,422,176
Liabilities
Payable for when-issued transactions	49,781,037
Payable for Fund shares redeemed	3,319,850
Payable for investments purchased	489,426
Unrealized losses on forward foreign currency contracts	101,757
Payable for daily variation margin on open futures contracts	14,313
Administration fees payable	11,527
Management fee payable	9,938
Payable for daily variation margin on centrally cleared swap contracts	9,788
Trustees’ fees and expenses payable	5,293
Shareholder servicing fees payable	3,224
Distribution fee payable	452
Contingent tax liability	13
Accrued expenses and other liabilities	40,762
Total liabilities	53,787,380
Total net assets	$156,634,796
Net assets consist of
Paid-in capital	$169,851,872
Total distributable loss	(13,217,076)
Total net assets	$156,634,796
The accompanying notes are an integral part of these consolidated financial statements.
20 | Allspring Income Plus Fund

Statement of assets and liabilities—March 31, 2025 (unaudited)
Statement of assets and liabilities
Computation of net asset value and offering price per share
Net assets–Class A	$14,027,965
Shares outstanding–Class A1	1,591,080
Net asset value per share–Class A	$8.82
Maximum offering price per share – Class A2	$9.19
Net assets–Class C	$727,498
Shares outstanding–Class C1	81,969
Net asset value per share–Class C	$8.88
Net assets–Administrator Class	$474,801
Shares outstanding–Administrator Class[1]	53,287
Net asset value per share–Administrator Class	$8.91
Net assets–Institutional Class	$141,404,532
Shares outstanding–Institutional Class[1]	16,082,210
Net asset value per share–Institutional Class	$8.79
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/96 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Income Plus Fund | 21

Consolidated Statement of operations — six months ended March 31, 2025 (unaudited)
Consolidated statement of operations
Investment income
Interest (net of foreign withholding taxes of $8,427)	$6,033,781
Dividends	164,590
Income from affiliated securities	164,475
Total investment income	6,362,846
Expenses
Management fee	600,104
Administration fees
Class A	10,684
Class C	583
Administrator Class	200
Institutional Class	85,275
Shareholder servicing fees
Class A	17,806
Class C	970
Administrator Class	501
Distribution fee
Class C	2,892
Custody and accounting fees	15,461
Professional fees	42,103
Registration fees	72,568
Shareholder report expenses	13,047
Trustees’ fees and expenses	9,686
Other fees and expenses	13,073
Total expenses	884,953
Less: Fee waivers and/or expense reimbursements
Fund-level	(410,741)
Class A	(1,045)
Class C	(8)
Administrator Class	(53)
Net expenses	473,106
Net investment income	5,889,740
The accompanying notes are an integral part of these consolidated financial statements.
22 | Allspring Income Plus Fund

Consolidated Statement of operations — six months ended March 31, 2025 (unaudited)
Consolidated statement of operations
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	$(5,065,346)
Foreign currency and foreign currency translations	6,949
Forward foreign currency contracts	3,940,044
Futures contracts	1,590,139
Swap contracts	88,127
Net realized gains on investments	559,913
Net change in unrealized gains (losses) on
Unaffiliated securities (net of deferred foreign capital gains tax of $13)	(4,220,803)
Foreign currency and foreign currency translations	(122,879)
Forward foreign currency contracts	74,573
Futures contracts	194,739
Swap contracts	19,062
Net change in unrealized gains (losses) on investments	(4,055,308)
Net realized and unrealized gains (losses) on investments	(3,495,395)
Net increase in net assets resulting from operations	$2,394,345
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Income Plus Fund | 23

Consolidated statement of changes in net assets
Consolidated statement of changes in net assets
	Six months ended March 31, 2025 (unaudited)		Year ended September 30, 2024
Operations
Net investment income		$5,889,740		$11,824,239
Net realized gains (losses) on investments		559,913		(4,183,297)
Net change in unrealized gains (losses) on investments		(4,055,308)		18,462,718
Net increase in net assets resulting from operations		2,394,345		26,103,660
Distributions to shareholders from
Net investment income and net realized gains
Class A		(451,323)		(884,260)
Class C		(21,442)		(51,604)
Administrator Class		(13,178)		(31,219)
Institutional Class		(7,166,851)		(11,813,181)
Total distributions to shareholders		(7,652,794)		(12,780,264)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	113,378	1,003,618	618,530	5,404,379
Class C	1,861	16,513	24,561	214,868
Administrator Class	28,047	247,903	5,357	47,398
Institutional Class	7,583,602	67,093,517	16,234,174	141,287,853
		68,361,551		146,954,498
Reinvestment of distributions
Class A	50,974	449,780	102,103	882,378
Class C	2,412	21,429	5,951	51,604
Administrator Class	1,477	13,178	3,596	31,219
Institutional Class	788,364	6,936,675	1,359,579	11,784,431
		7,421,062		12,749,632
Payment for shares redeemed
Class A	(302,410)	(2,686,549)	(915,549)	(7,986,862)
Class C	(20,228)	(180,282)	(79,811)	(700,375)
Administrator Class	(20,232)	(180,831)	(67,173)	(588,234)
Institutional Class	(19,830,020)	(174,491,190)	(6,763,910)	(58,923,788)
		(177,538,852)		(68,199,259)
Net increase (decrease) in net assets resulting from capital share transactions		(101,756,239)		91,504,871
Total increase (decrease) in net assets		(107,014,688)		104,828,267
Net assets
Beginning of period		263,649,484		158,821,217
End of period		$156,634,796		$263,649,484
The accompanying notes are an integral part of these consolidated financial statements.
24 | Allspring Income Plus Fund

Consolidated financial highlights
Consolidated financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2025 (unaudited)	Year ended September 30
Class A		2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.98	$8.43	$8.38	$10.12	$9.64	$9.50
Net investment income	0.22 [1]	0.43 [1]	0.38 [1]	0.28 [1]	0.27	0.29
Net realized and unrealized gains (losses) on investments	(0.10)	0.60	0.05	(1.41)	0.51	0.14
Total from investment operations	0.12	1.03	0.43	(1.13)	0.78	0.43
Distributions to shareholders from
Net investment income	(0.28)	(0.48)	(0.38)	(0.36)	(0.30)	(0.29)
Net realized gains	0.00	0.00	0.00	(0.25)	0.00	0.00
Total distributions to shareholders	(0.28)	(0.48)	(0.38)	(0.61)	(0.30)	(0.29)
Net asset value, end of period	$8.82	$8.98	$8.43	$8.38	$10.12	$9.64
Total return[2]	1.41%	12.64%	5.14%	(11.77)%	8.18%	4.60%
Ratios to average net assets (annualized)
Gross expenses	1.08%	1.02%	1.09%	1.07%	1.07%	1.08%
Net expenses	0.71%	0.71%	0.81%	0.90%	0.90%	0.90%
Net investment income	4.86%	4.98%	4.44%	3.09%	3.00%	3.43%
Supplemental data
Portfolio turnover rate	247%	350%	182%	113%	128%	88%
Net assets, end of period (000s omitted)	$14,028	$15,534	$16,212	$13,960	$2,667	$1,662

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these consolidated financial statements.
Allspring Income Plus Fund | 25

Consolidated financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2025 (unaudited)	Year ended September 30
Class C		2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.04	$8.48	$8.42	$10.16	$9.68	$9.49
Net investment income	0.18 [1]	0.37 [1]	0.32 [1]	0.21 [1]	0.22	0.23
Payment from affiliate	0.00	0.00	0.00	0.00	0.00	0.07
Net realized and unrealized gains (losses) on investments	(0.09)	0.61	0.05	(1.41)	0.49	0.12
Total from investment operations	0.09	0.98	0.37	(1.20)	0.71	0.42
Distributions to shareholders from
Net investment income	(0.25)	(0.42)	(0.31)	(0.29)	(0.23)	(0.23)
Net realized gains	0.00	0.00	0.00	(0.25)	0.00	0.00
Total distributions to shareholders	(0.25)	(0.42)	(0.31)	(0.54)	(0.23)	(0.23)
Net asset value, end of period	$8.88	$9.04	$8.48	$8.42	$10.16	$9.68
Total return[2]	1.03%	11.83%	4.45%	(12.38)%[3]	7.36%	4.45%[4]
Ratios to average net assets (annualized)
Gross expenses	1.82%	1.77%	1.83%	1.77%	1.82%	1.83%
Net expenses	1.46%	1.46%	1.56%	1.63%	1.65%	1.65%
Net investment income	4.11%	4.21%	3.68%	2.30%	2.23%	2.67%
Supplemental data
Portfolio turnover rate	247%	350%	182%	113%	128%	88%
Net assets, end of period (000s omitted)	$727	$885	$1,248	$1,059	$1,290	$647

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[3]	During the year ended September 30, 2022, the Fund received payments from a service provider which had a 0.10% impact on the total return.
[4]	During the year ended September 30, 2020, the Fund received a payment from an affiliate which had a 0.79% impact on the total return.
The accompanying notes are an integral part of these consolidated financial statements.
26 | Allspring Income Plus Fund

Consolidated financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2025 (unaudited)	Year ended September 30
Administrator Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.07	$8.51	$8.45	$10.20	$9.71	$9.56
Net investment income	0.22 [1]	0.44 [1]	0.38 [1]	0.29 [1]	0.29 [1]	0.34 [1]
Net realized and unrealized gains (losses) on investments	(0.09)	0.61	0.06	(1.43)	0.51	0.11
Total from investment operations	0.13	1.05	0.44	(1.14)	0.80	0.45
Distributions to shareholders from
Net investment income	(0.29)	(0.49)	(0.38)	(0.36)	(0.31)	(0.30)
Net realized gains	0.00	0.00	0.00	(0.25)	0.00	0.00
Total distributions to shareholders	(0.29)	(0.49)	(0.38)	(0.61)	(0.31)	(0.30)
Net asset value, end of period	$8.91	$9.07	$8.51	$8.45	$10.20	$9.71
Total return[2]	1.42%	12.68%	5.24%	(11.77)%	8.31%	4.72%
Ratios to average net assets (annualized)
Gross expenses	1.05%	0.98%	1.01%	1.01%	1.00%	1.02%
Net expenses	0.66%	0.66%	0.72%	0.75%	0.75%	0.75%
Net investment income	4.94%	5.02%	4.46%	2.97%	2.83%	3.61%
Supplemental data
Portfolio turnover rate	247%	350%	182%	113%	128%	88%
Net assets, end of period (000s omitted)	$475	$399	$869	$1,921	$7,215	$40

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Income Plus Fund | 27

Consolidated financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2025 (unaudited)	Year ended September 30
Institutional Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.96	$8.41	$8.36	$10.10	$9.63	$9.49
Net investment income	0.23 [1]	0.46 [1]	0.40 [1]	0.32	0.33	0.36
Net realized and unrealized gains (losses) on investments	(0.10)	0.60	0.06	(1.43)	0.47	0.10
Total from investment operations	0.13	1.06	0.46	(1.11)	0.80	0.46
Distributions to shareholders from
Net investment income	(0.30)	(0.51)	(0.41)	(0.38)	(0.33)	(0.32)
Net realized gains	0.00	0.00	0.00	(0.25)	0.00	0.00
Total distributions to shareholders	(0.30)	(0.51)	(0.41)	(0.63)	(0.33)	(0.32)
Net asset value, end of period	$8.79	$8.96	$8.41	$8.36	$10.10	$9.63
Total return[2]	1.46%	13.04%	5.50%	(11.53)%	8.43%	4.96%
Ratios to average net assets (annualized)
Gross expenses	0.75%	0.70%	0.76%	0.74%	0.74%	0.75%
Net expenses	0.39%	0.39%	0.50%	0.60%	0.60%	0.60%
Net investment income	5.18%	5.29%	4.74%	3.33%	3.34%	3.72%
Supplemental data
Portfolio turnover rate	247%	350%	182%	113%	128%	88%
Net assets, end of period (000s omitted)	$141,405	$246,831	$140,492	$141,671	$163,806	$149,722

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these consolidated financial statements.
28 | Allspring Income Plus Fund

Notes to consolidated financial statements (unaudited)
Notes to consolidated financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These consolidated financial statements report on the Allspring Income Plus Fund (the “Fund”) which is a diversified series of the Trust.
2.
INVESTMENT IN SUBSIDIARY
The Fund invested, through October 22, 2024 (the “liquidation date”) in Income Plus Special Investments (Cayman) Ltd. (the “Subsidiary”), a wholly owned subsidiary incorporated on July 11, 2019, under the laws of the Cayman Islands as an exempted segregated portfolio company with limited liability. The Fund was the sole shareholder of the Subsidiary. The financial statements of the Fund include the consolidated financial results of the Subsidiary for each of the periods presented through the liquidation date. Accordingly, all interfund balances and transactions between the Fund and the Subsidiary have been eliminated through the liquidation date.
The Subsidiary was liquidated on October 22, 2024 after all assets and liabilities of the Subsidiary were transferred to the Fund upon redemption of its interest in the Subsidiary. After elimination of interfund balances between the Fund and the Subsidiary, there was no change to the net assets of the Fund as a result of the liquidation.
3.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the consolidated financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On March 31, 2025, such fair value pricing was used in pricing certain foreign securities.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports
Allspring Income Plus Fund | 29

Notes to consolidated financial statements (unaudited)
of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of assets and liabilities.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of assets and liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Consolidated statement of operations.
30 | Allspring Income Plus Fund

Notes to consolidated financial statements (unaudited)
Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the over-the-counter market or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.
The Fund entered into centrally cleared swaps. In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Upon entering into a centrally cleared swap, the Fund is required to deposit an initial margin with the broker in the form of cash or securities. Securities deposited as initial margin are designated in the Portfolio of investments and cash deposited is shown as cash segregated for centrally cleared swaps in the Statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). The variation margin is recorded as an unrealized gain (or loss) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of assets and liabilities. Payments received from (paid to) the counterparty are recorded as realized gains (losses) in the Consolidated statement of operations when the contract is closed.
Credit default swaps
The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).
The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.
By entering into credit default swap contracts, the Fund is exposed to credit risk. In addition, certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Dividend income is recognized on the ex-dividend date.
Interest earned on cash balances held at the custodian is recorded as interest income.
Income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Allspring Income Plus Fund | 31

Notes to consolidated financial statements (unaudited)
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Subsidiary was classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code through the liquidation date. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of March 31, 2025, the aggregate cost of all investments for federal income tax purposes was $209,669,808 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$2,465,089
Gross unrealized losses	(6,816,621)
Net unrealized losses	$(4,351,532)
As of September 30, 2024, the Fund had capital loss carryforwards which consisted of $2,406,869 in short-term capital losses and $7,061,909 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
4.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
32 | Allspring Income Plus Fund

Notes to consolidated financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$48,153,908	$0	$48,153,908
Asset-backed securities	0	12,780,318	215,940	12,996,258
Common stocks
Consumer staples	0	842	0	842
Energy	0	0	251,280	251,280
Financials	0	0	0	0
Corporate bonds and notes	0	45,605,190	0	45,605,190
Foreign corporate bonds and notes	0	20,364,289	0	20,364,289
Foreign government bonds	0	15,962,757	0	15,962,757
Investment companies	1,938,216	0	0	1,938,216
Loans	0	1,885,088	34,737	1,919,825
Municipal obligations	0	30,534	0	30,534
Non-agency mortgage-backed securities	0	6,065,555	0	6,065,555
U.S. Treasury securities	20,923,636	0	0	20,923,636
Warrants
Consumer staples	0	69	0	69
Yankee corporate bonds and notes	0	17,434,064	0	17,434,064
Yankee government bonds	0	5,253,276	0	5,253,276
Short-term investments
U.S. Treasury securities	8,383,666	0	0	8,383,666
	31,245,518	173,535,890	501,957	205,283,365
Forward foreign currency contracts	0	46,633	0	46,633
Futures contracts	184,163	0	0	184,163
Swap contracts	0	49,433	0	49,433
Total assets	$31,429,681	$173,631,956	$501,957	$205,563,594
Liabilities
Forward foreign currency contracts	$0	$101,757	$0	$101,757
Futures contracts	128,836	0	0	128,836
Swap contracts	0	14,725	0	14,725
Total liabilities	$128,836	$116,482	$0	$245,318
Futures contracts, forward foreign currency contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of investments. For futures contracts and centrally cleared swap contracts, the current day’s variation margin is reported on the Statement of assets and liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At March 31, 2025, the Fund did not have any transfers into/out of Level 3.
5.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds
Allspring Income Plus Fund | 33

Notes to consolidated financial statements (unaudited)
Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.525%
Next $500 million	0.500
Next $2 billion	0.475
Next $2 billion	0.450
Next $5 billion	0.415
Over $10 billion	0.405
For the six months ended March 31, 2025, the management fee was equivalent to an annual rate of 0.525% of the Fund’s average daily net assets.
The Subsidiary, through its liquidation date, had a separate advisory contract with Allspring Funds Management to manage the investment and reinvestment of its assets in conformity with its investment objectives and restrictions. Under this agreement, the Subsidiary did not pay Allspring Funds Management a fee for its services.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.30% and declining to 0.15% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through January 31, 2026 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of March 31, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.71%
Class C	1.46
Administrator Class	0.66
Institutional Class	0.39
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended March 31, 2025, Allspring Funds Distributor received $333 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended March 31, 2025.
34 | Allspring Income Plus Fund

Notes to consolidated financial statements (unaudited)
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended March 31, 2025.
6.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the six months ended March 31, 2025 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$561,522,321	$104,125,627	$592,045,338	$182,861,534
7.
DERIVATIVE TRANSACTIONS
During the six months ended March 31, 2025, the Fund entered into futures contracts and forward foreign currency contracts for hedging purpose and entered into swap contracts as a substitute for taking a position in the underlying security or basket of securities or to potentially enhance the Fund’s total return.
The volume of the Fund’s derivative activity during the six months ended March 31, 2025 was as follows:
Forward foreign currency contracts
Average contract amounts to buy	$17,010,988
Average contract amounts to sell	78,706,646
Futures contracts
Average notional balance on long futures	$18,951,107
Average notional balance on short futures	49,801,519
Swap contracts
Average notional balance	$8,272,103
The credit default swap transactions may contain provisions for early termination in the event the net assets of the Fund declines below specific levels identified by the counterparty. If these levels are triggered, the counterparty may terminate the transaction and seek payment or request full collateralization of the derivative transactions in net liability positions.
A summary of the location of derivative instruments on the consolidated financial statements by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of March 31, 2025 by primary risk type on the Statement of assets and liabilities was as follows for the Fund:
Allspring Income Plus Fund | 35

Notes to consolidated financial statements (unaudited)
	Interest rate risk	Credit risk	Foreign currency risk	Total
Asset derivatives
Forward foreign currency contracts	$0	$0	$46,633	$46,633
Futures contracts	184,163 *	0	0	184,163
Swap contracts	0	49,433 *	0	49,433
	$184,163	$49,433	$46,633	$280,229
Liability derivatives
Forward foreign currency contracts	$0	$0	$101,757	$101,757
Futures contracts	128,836 *	0	0	128,836
Swap contracts	0	14,725 *	0	14,725
	$128,836	$14,725	$101,757	$245,318

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of investments. For futures contracts and centrally cleared swap contracts, only the current day’s variation margin as of March 31, 2025 is reported separately on the Statement of assets and liabilities.

The effect of derivative instruments on the Consolidated statement of operations for the six months ended March 31, 2025 was as follows:
	INTEREST RATE RISK	Credit risk	Foreign currency risk	TOTAL
Net realized gains (losses) on derivatives
Forward foreign currency contracts	$0	$0	$3,940,044	$3,940,044
Futures contracts	1,590,139	0	0	1,590,139
Swap contracts	0	88,127	0	88,127
	$1,590,139	$88,127	$3,940,044	$5,618,310
Net change in unrealized gains (losses) on derivatives
Forward foreign currency contracts	$0	$0	$74,573	$74,573
Futures contracts	194,739	0	0	194,739
Swap contracts	0	19,062	0	19,062
	$194,739	$19,062	$74,573	$288,374
For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statement of assets and liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of assets and liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of assets and liabilities to the net amounts by counterparty, including any collateral exposure, for OTC derivatives is as follows:
Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Citibank N.A.	$373	$(373)	$0	$0
Morgan Stanley, Inc.	46,260	(46,260)	0	0
36 | Allspring Income Plus Fund

Notes to consolidated financial statements (unaudited)

Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Citibank N.A.	$28,161	$(373)	$(27,788)	$0
Morgan Stanley, Inc.	73,596	(46,260)	0	27,336

[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.
8.
BANK BORROWINGS
The Fund, together with certain other registered Allspring funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended March 31, 2025, there were no borrowings by the Fund under the agreement.
9.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10.OPERATING SEGMENTS
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s consolidated financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Consolidated statement of operations.
Allspring Income Plus Fund | 37

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

38 | Allspring Income Plus Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Consolidated statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

Allspring Income Plus Fund | 39

This page is intentionally left blank.

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS3365 03-25

Allspring Index Asset Allocation Fund
Long Form Financial Statements
Semi-Annual Report
March 31, 2025

Allspring Index Asset Allocation Fund | 1

Portfolio of investments—March 31, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 0.00%
FNMA Series 2002-T1 Class A4	9.50%	11-25-2031	$11,035	$12,062
Total agency securities (Cost $11,035)				12,062

	Shares
Common stocks: 59.67%
Communication services: 5.49%
Diversified telecommunication services: 0.50%
AT&T, Inc.	110,902	3,136,309
Verizon Communications, Inc.	65,039	2,950,169
		6,086,478
Entertainment: 0.88%
Electronic Arts, Inc.	3,664	529,521
Live Nation Entertainment, Inc.†	2,423	316,395
Netflix, Inc.†	6,609	6,163,091
Take-Two Interactive Software, Inc.†	2,536	525,586
TKO Group Holdings, Inc. Class A	1,029	157,242
Walt Disney Co.	27,930	2,756,691
Warner Bros Discovery, Inc.†	34,490	370,078
		10,818,604
Interactive media & services: 3.65%
Alphabet, Inc. Class A	90,119	13,936,002
Alphabet, Inc. Class C	73,038	11,410,727
Match Group, Inc.	3,879	121,025
Meta Platforms, Inc. Class A	33,834	19,500,564
		44,968,318
Media: 0.30%
Charter Communications, Inc. Class A†	1,491	549,478
Comcast Corp. Class A	58,270	2,150,163
Fox Corp. Class A	3,366	190,515
Fox Corp. Class B	2,038	107,423
Interpublic Group of Cos., Inc.	5,755	156,306
News Corp. Class A	5,841	158,992
News Corp. Class B	1,726	52,419
Omnicom Group, Inc.	3,036	251,715
Paramount Global Class B	9,192	109,936
		3,726,947
Wireless telecommunication services: 0.16%
T-Mobile U.S., Inc.	7,409	1,976,054
Consumer discretionary: 6.15%
Automobile components: 0.02%
Aptiv PLC†	3,545	210,928
The accompanying notes are an integral part of these financial statements.
2 | Allspring Index Asset Allocation Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Shares	Value
Automobiles: 1.02%
Ford Motor Co.	60,140	$603,204
General Motors Co.	15,373	722,992
Tesla, Inc.†	43,234	11,204,524
		12,530,720
Broadline retail: 2.29%
Amazon.com, Inc.†	145,723	27,725,258
eBay, Inc.	7,400	501,202
		28,226,460
Distributors: 0.05%
Genuine Parts Co.	2,148	255,913
LKQ Corp.	4,016	170,840
Pool Corp.	588	187,190
		613,943
Hotels, restaurants & leisure: 1.25%
Airbnb, Inc. Class A†	6,688	798,948
Booking Holdings, Inc.	511	2,354,131
Caesars Entertainment, Inc.†	3,283	82,075
Carnival Corp.†	16,188	316,152
Chipotle Mexican Grill, Inc. Class A†	20,940	1,051,397
Darden Restaurants, Inc.	1,810	376,046
Domino’s Pizza, Inc.	534	245,346
DoorDash, Inc. Class A†	5,241	957,898
Expedia Group, Inc.	1,905	320,231
Hilton Worldwide Holdings, Inc.	3,717	845,803
Las Vegas Sands Corp.	5,309	205,087
Marriott International, Inc. Class A	3,535	842,037
McDonald’s Corp.	11,072	3,458,561
MGM Resorts International†	3,457	102,465
Norwegian Cruise Line Holdings Ltd.†	6,793	128,795
Royal Caribbean Cruises Ltd.	3,825	785,808
Starbucks Corp.	17,550	1,721,480
Wynn Resorts Ltd.	1,384	115,564
Yum! Brands, Inc.	4,312	678,536
		15,386,360
Household durables: 0.18%
D.R. Horton, Inc.	4,382	557,084
Garmin Ltd.	2,373	515,249
Lennar Corp. Class A	3,608	414,126
Mohawk Industries, Inc.†	809	92,372
NVR, Inc.†	46	333,242
PulteGroup, Inc.	3,128	321,558
		2,233,631
Leisure products: 0.01%
Hasbro, Inc.	2,026	124,579
The accompanying notes are an integral part of these financial statements.
Allspring Index Asset Allocation Fund | 3

Portfolio of investments—March 31, 2025 (unaudited)

	Shares	Value
Specialty retail: 1.15%
AutoZone, Inc.†	259	$987,510
Best Buy Co., Inc.	3,006	221,272
CarMax, Inc.†	2,376	185,138
Home Depot, Inc.	15,347	5,624,522
Lowe’s Cos., Inc.	8,724	2,034,698
O’Reilly Automotive, Inc.†	888	1,272,131
Ross Stores, Inc.	5,097	651,346
TJX Cos., Inc.	17,368	2,115,422
Tractor Supply Co.	8,253	454,740
Ulta Beauty, Inc.†	716	262,443
Williams-Sonoma, Inc.	1,902	300,706
		14,109,928
Textiles, apparel & luxury goods: 0.18%
Deckers Outdoor Corp.†	2,345	262,194
lululemon athletica, Inc.†	1,731	489,977
NIKE, Inc. Class B	18,250	1,158,510
Ralph Lauren Corp. Class A	616	135,976
Tapestry, Inc.	3,198	225,171
		2,271,828
Consumer staples: 3.61%
Beverages: 0.76%
Brown-Forman Corp. Class B	2,814	95,507
Coca-Cola Co.	59,819	4,284,237
Constellation Brands, Inc. Class A	2,401	440,632
Keurig Dr Pepper, Inc.	18,446	631,222
Molson Coors Beverage Co. Class B	2,660	161,914
Monster Beverage Corp.†	10,818	633,069
PepsiCo, Inc.	21,190	3,177,229
		9,423,810
Consumer staples distribution & retail: 1.22%
Costco Wholesale Corp.	6,858	6,486,159
Dollar General Corp.	3,398	298,786
Dollar Tree, Inc.†	3,123	234,444
Kroger Co.	10,285	696,192
Sysco Corp.	7,559	567,227
Target Corp.	7,079	738,765
Walgreens Boots Alliance, Inc.	11,081	123,775
Walmart, Inc.	67,022	5,883,861
		15,029,209
Food products: 0.40%
Archer-Daniels-Midland Co.	7,393	354,938
Bunge Global SA	2,062	157,578
Campbell’s Co.	3,040	121,357
Conagra Brands, Inc.	7,375	196,691
General Mills, Inc.	8,516	509,172
The accompanying notes are an integral part of these financial statements.
4 | Allspring Index Asset Allocation Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Shares	Value
Food products(continued)
Hershey Co.	2,283	$390,462
Hormel Foods Corp.	4,496	139,106
J.M. Smucker Co.	1,644	194,666
Kellanova	4,154	342,663
Kraft Heinz Co.	13,478	410,136
Lamb Weston Holdings, Inc.	2,204	117,473
McCormick & Co., Inc.	3,901	321,091
Mondelez International, Inc. Class A	19,985	1,355,982
Tyson Foods, Inc. Class A	4,422	282,168
		4,893,483
Household products: 0.71%
Church & Dwight Co., Inc.	3,800	418,342
Clorox Co.	1,903	280,217
Colgate-Palmolive Co.	12,538	1,174,810
Kimberly-Clark Corp.	5,124	728,735
Procter & Gamble Co.	36,228	6,173,976
		8,776,080
Personal care products: 0.08%
Estee Lauder Cos., Inc. Class A	3,618	238,788
Kenvue, Inc.	29,621	710,311
		949,099
Tobacco: 0.44%
Altria Group, Inc.	26,185	1,571,624
Philip Morris International, Inc.	24,022	3,813,012
		5,384,636
Energy: 2.18%
Energy equipment & services: 0.15%
Baker Hughes Co. Class A	15,297	672,303
Halliburton Co.	13,412	340,263
Schlumberger NV	21,643	904,677
		1,917,243
Oil, gas & consumable fuels: 2.03%
APA Corp.	5,716	120,150
Chevron Corp.	25,821	4,319,595
ConocoPhillips	19,712	2,070,154
Coterra Energy, Inc.	11,378	328,824
Devon Energy Corp.	10,149	379,573
Diamondback Energy, Inc.	2,887	461,574
EOG Resources, Inc.	8,690	1,114,406
EQT Corp.	9,219	492,571
Expand Energy Corp.	3,249	361,679
Exxon Mobil Corp.	67,253	7,998,399
Hess Corp.	4,270	682,047
Kinder Morgan, Inc.	29,866	852,077
The accompanying notes are an integral part of these financial statements.
Allspring Index Asset Allocation Fund | 5

Portfolio of investments—March 31, 2025 (unaudited)

	Shares	Value
Oil, gas & consumable fuels(continued)
Marathon Petroleum Corp.	4,882	$711,259
Occidental Petroleum Corp.	10,438	515,220
ONEOK, Inc.	9,586	951,123
Phillips 66	6,381	787,926
Targa Resources Corp.	3,369	675,383
Texas Pacific Land Corp.	291	385,572
Valero Energy Corp.	4,891	645,954
Williams Cos., Inc.	18,833	1,125,460
		24,978,946
Financials: 8.76%
Banks: 2.07%
Bank of America Corp.	102,301	4,269,021
Citigroup, Inc.	29,001	2,058,781
Citizens Financial Group, Inc.	6,754	276,711
Fifth Third Bancorp	10,349	405,681
Huntington Bancshares, Inc.	22,460	337,125
JPMorgan Chase & Co.	43,200	10,596,960
KeyCorp	15,390	246,086
M&T Bank Corp.	2,563	458,136
PNC Financial Services Group, Inc.	6,117	1,075,185
Regions Financial Corp.	14,044	305,176
Truist Financial Corp.	20,331	836,621
U.S. Bancorp	24,102	1,017,587
Wells Fargo & Co.	50,813	3,647,865
		25,530,935
Capital markets: 1.92%
Ameriprise Financial, Inc.	1,486	719,387
Bank of New York Mellon Corp.	11,088	929,951
BlackRock, Inc.	2,249	2,128,634
Blackstone, Inc.	11,308	1,580,632
Cboe Global Markets, Inc.	1,617	365,911
Charles Schwab Corp.	26,328	2,060,956
CME Group, Inc.	5,568	1,477,135
FactSet Research Systems, Inc.	588	267,328
Franklin Resources, Inc.	4,789	92,188
Goldman Sachs Group, Inc.	4,821	2,633,664
Intercontinental Exchange, Inc.	8,877	1,531,282
Invesco Ltd.	6,922	105,007
KKR & Co., Inc.	10,430	1,205,812
MarketAxess Holdings, Inc.	583	126,132
Moody’s Corp.	2,392	1,113,930
Morgan Stanley	19,118	2,230,497
MSCI, Inc. Class A	1,200	678,600
Nasdaq, Inc.	6,394	485,049
Northern Trust Corp.	3,028	298,712
Raymond James Financial, Inc.	2,849	395,755
S&P Global, Inc.	4,867	2,472,923
The accompanying notes are an integral part of these financial statements.
6 | Allspring Index Asset Allocation Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Shares	Value
Capital markets(continued)
State Street Corp.	4,457	$399,035
T. Rowe Price Group, Inc.	3,440	316,033
		23,614,553
Consumer finance: 0.35%
American Express Co.	8,575	2,307,104
Capital One Financial Corp.	5,889	1,055,898
Discover Financial Services	3,878	661,974
Synchrony Financial	6,006	317,958
		4,342,934
Financial services: 2.99%
Apollo Global Management, Inc.	6,906	945,708
Berkshire Hathaway, Inc. Class B†	28,319	15,082,133
Corpay, Inc.†	1,077	375,571
Fidelity National Information Services, Inc.	8,184	611,181
Fiserv, Inc.†	8,790	1,941,096
Global Payments, Inc.	3,826	374,642
Jack Henry & Associates, Inc.	1,126	205,607
Mastercard, Inc. Class A	12,582	6,896,446
PayPal Holdings, Inc.†	15,284	997,281
Visa, Inc. Class A	26,626	9,331,348
		36,761,013
Insurance: 1.43%
Aflac, Inc.	7,647	850,270
Allstate Corp.	4,094	847,745
American International Group, Inc.	9,167	796,979
Aon PLC Class A	3,341	1,333,360
Arch Capital Group Ltd.	5,792	557,075
Arthur J Gallagher & Co.	3,930	1,356,793
Assurant, Inc.	792	166,122
Brown & Brown, Inc.	3,667	456,175
Chubb Ltd.	5,757	1,738,556
Cincinnati Financial Corp.	2,416	356,892
Erie Indemnity Co. Class A	385	161,334
Everest Group Ltd.	664	241,251
Globe Life, Inc.	1,297	170,841
Hartford Insurance Group, Inc.	4,443	549,732
Loews Corp.	2,730	250,914
Marsh & McLennan Cos., Inc.	7,588	1,851,700
MetLife, Inc.	8,944	718,114
Principal Financial Group, Inc.	3,251	274,287
Progressive Corp.	9,051	2,561,523
Prudential Financial, Inc.	5,469	610,778
Travelers Cos., Inc.	3,503	926,403
W.R. Berkley Corp.	4,639	330,111
Willis Towers Watson PLC	1,542	521,119
		17,628,074
The accompanying notes are an integral part of these financial statements.
Allspring Index Asset Allocation Fund | 7

Portfolio of investments—March 31, 2025 (unaudited)

	Shares	Value
Health care: 6.67%
Biotechnology: 1.14%
AbbVie, Inc.	27,275	$5,714,658
Amgen, Inc.	8,300	2,585,865
Biogen, Inc.†	2,261	309,395
Gilead Sciences, Inc.	19,255	2,157,523
Incyte Corp.†	2,482	150,285
Moderna, Inc.†	5,232	148,327
Regeneron Pharmaceuticals, Inc.	1,625	1,030,624
Vertex Pharmaceuticals, Inc.†	3,967	1,923,281
		14,019,958
Health care equipment & supplies: 1.47%
Abbott Laboratories	26,797	3,554,622
Align Technology, Inc.†	1,084	172,204
Baxter International, Inc.	7,889	270,040
Becton Dickinson & Co.	4,436	1,016,110
Boston Scientific Corp.†	22,770	2,297,038
Cooper Cos., Inc.†	3,084	260,135
DexCom, Inc.†	6,036	412,198
Edwards Lifesciences Corp.†	9,112	660,438
GE HealthCare Technologies, Inc.	7,065	570,216
Hologic, Inc.†	3,467	214,157
IDEXX Laboratories, Inc.†	1,265	531,237
Insulet Corp.†	1,084	284,669
Intuitive Surgical, Inc.†	5,510	2,728,938
Medtronic PLC	19,811	1,780,216
ResMed, Inc.	2,269	507,916
Solventum Corp.†	2,135	162,345
STERIS PLC	1,518	344,055
Stryker Corp.	5,306	1,975,159
Zimmer Biomet Holdings, Inc.	3,076	348,142
		18,089,835
Health care providers & services: 1.42%
Cardinal Health, Inc.	3,732	514,158
Cencora, Inc.	2,666	741,388
Centene Corp.†	7,662	465,160
Cigna Group	4,230	1,391,670
CVS Health Corp.	19,479	1,319,702
DaVita, Inc.†	680	104,019
Elevance Health, Inc.	3,583	1,558,462
HCA Healthcare, Inc.	2,763	954,755
Henry Schein, Inc.†	1,926	131,912
Humana, Inc.	1,864	493,214
Labcorp Holdings, Inc.	1,289	300,002
McKesson Corp.	1,936	1,302,909
Molina Healthcare, Inc.†	857	282,287
Quest Diagnostics, Inc.	1,715	290,178
The accompanying notes are an integral part of these financial statements.
8 | Allspring Index Asset Allocation Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Shares	Value
Health care providers & services(continued)
UnitedHealth Group, Inc.	14,218	$7,446,677
Universal Health Services, Inc. Class B	907	170,425
		17,466,918
Life sciences tools & services: 0.60%
Agilent Technologies, Inc.	4,408	515,648
Bio-Techne Corp.	2,442	143,174
Charles River Laboratories International, Inc.†	790	118,911
Danaher Corp.	9,888	2,027,040
IQVIA Holdings, Inc.†	2,585	455,735
Mettler-Toledo International, Inc.†	323	381,434
Revvity, Inc.	1,880	198,904
Thermo Fisher Scientific, Inc.	5,910	2,940,816
Waters Corp.†	917	337,979
West Pharmaceutical Services, Inc.	1,119	250,522
		7,370,163
Pharmaceuticals: 2.04%
Bristol-Myers Squibb Co.	31,353	1,912,220
Eli Lilly & Co.	12,173	10,053,802
Johnson & Johnson	37,197	6,168,751
Merck & Co., Inc.	39,083	3,508,090
Pfizer, Inc.	87,554	2,218,618
Viatris, Inc.	18,441	160,621
Zoetis, Inc.	6,918	1,139,049
		25,161,151
Industrials: 5.05%
Aerospace & defense: 1.23%
Axon Enterprise, Inc.†	1,119	588,538
Boeing Co.†	11,589	1,976,504
General Dynamics Corp.	3,920	1,068,514
General Electric Co.	16,582	3,318,887
Howmet Aerospace, Inc.	6,258	811,850
Huntington Ingalls Industries, Inc.	605	123,444
L3Harris Technologies, Inc.	2,909	608,883
Lockheed Martin Corp.	3,237	1,446,000
Northrop Grumman Corp.	2,102	1,076,245
RTX Corp.	20,581	2,726,159
Textron, Inc.	2,821	203,817
TransDigm Group, Inc.	867	1,199,313
		15,148,154
Air freight & logistics: 0.20%
CH Robinson Worldwide, Inc.	1,834	187,801
Expeditors International of Washington, Inc.	2,163	260,101
FedEx Corp.	3,423	834,459
United Parcel Service, Inc. Class B	11,300	1,242,887
		2,525,248
The accompanying notes are an integral part of these financial statements.
Allspring Index Asset Allocation Fund | 9

Portfolio of investments—March 31, 2025 (unaudited)

	Shares	Value
Building products: 0.31%
A.O. Smith Corp.	1,824	$119,217
Allegion PLC	1,343	175,208
Builders FirstSource, Inc.†	1,778	222,143
Carrier Global Corp.	12,477	791,042
Johnson Controls International PLC	10,199	817,042
Lennox International, Inc.	495	277,611
Masco Corp.	3,275	227,743
Trane Technologies PLC	3,465	1,167,428
		3,797,434
Commercial services & supplies: 0.37%
Cintas Corp.	5,300	1,089,309
Copart, Inc.†	13,547	766,625
Republic Services, Inc. Class A	3,136	759,414
Rollins, Inc.	4,339	234,436
Veralto Corp.	3,821	372,356
Waste Management, Inc.	5,643	1,306,411
		4,528,551
Construction & engineering: 0.05%
Quanta Services, Inc.	2,281	579,785
Electrical equipment: 0.44%
AMETEK, Inc.	3,574	615,228
Eaton Corp. PLC	6,106	1,659,794
Emerson Electric Co.	8,712	955,184
GE Vernova, Inc.	4,263	1,301,408
Generac Holdings, Inc.†	921	116,645
Hubbell, Inc. Class B	829	274,324
Rockwell Automation, Inc.	1,747	451,390
		5,373,973
Ground transportation: 0.56%
CSX Corp.	29,794	876,837
J.B. Hunt Transport Services, Inc.	1,227	181,535
Norfolk Southern Corp.	3,498	828,501
Old Dominion Freight Line, Inc.	2,903	480,301
Uber Technologies, Inc.†	32,275	2,351,557
Union Pacific Corp.	9,336	2,205,537
		6,924,268
Industrial conglomerates: 0.27%
3M Co.	8,388	1,231,862
Honeywell International, Inc.	10,046	2,127,240
		3,359,102
Machinery: 0.96%
Caterpillar, Inc.	7,384	2,435,243
Cummins, Inc.	2,124	665,747
The accompanying notes are an integral part of these financial statements.
10 | Allspring Index Asset Allocation Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Shares	Value
Machinery(continued)
Deere & Co.	3,913	$1,836,567
Dover Corp.	2,120	372,442
Fortive Corp.	5,272	385,805
IDEX Corp.	1,170	211,735
Illinois Tool Works, Inc.	4,126	1,023,289
Ingersoll Rand, Inc.	6,224	498,107
Nordson Corp.	838	169,041
Otis Worldwide Corp.	6,126	632,203
PACCAR, Inc.	8,102	788,892
Parker-Hannifin Corp.	1,989	1,209,014
Pentair PLC	2,553	223,336
Snap-on, Inc.	809	272,641
Stanley Black & Decker, Inc.	2,382	183,128
Westinghouse Air Brake Technologies Corp.	2,640	478,764
Xylem, Inc.	3,753	448,333
		11,834,287
Passenger airlines: 0.09%
Delta Air Lines, Inc.	9,913	432,207
Southwest Airlines Co.	9,157	307,492
United Airlines Holdings, Inc.†	5,081	350,843
		1,090,542
Professional services: 0.41%
Automatic Data Processing, Inc.	6,286	1,920,562
Broadridge Financial Solutions, Inc.	1,808	438,368
Dayforce, Inc.†	2,457	143,317
Equifax, Inc.	1,916	466,661
Jacobs Solutions, Inc.	1,893	228,845
Leidos Holdings, Inc.	2,027	273,523
Paychex, Inc.	4,951	763,840
Paycom Software, Inc.	728	159,053
Verisk Analytics, Inc. Class A	2,182	649,407
		5,043,576
Trading companies & distributors: 0.16%
Fastenal Co.	8,859	687,015
United Rentals, Inc.	1,009	632,340
WW Grainger, Inc.	685	676,664
		1,996,019
Information technology: 17.68%
Communications equipment: 0.53%
Arista Networks, Inc.†	15,960	1,236,581
Cisco Systems, Inc.	61,533	3,797,201
F5, Inc.†	891	237,247
Juniper Networks, Inc.	5,115	185,112
Motorola Solutions, Inc.	2,582	1,130,425
		6,586,566
The accompanying notes are an integral part of these financial statements.
Allspring Index Asset Allocation Fund | 11

Portfolio of investments—March 31, 2025 (unaudited)

	Shares	Value
Electronic equipment, instruments & components: 0.34%
Amphenol Corp. Class A	18,711	$1,227,255
CDW Corp.	2,059	329,975
Corning, Inc.	11,910	545,240
Jabil, Inc.	1,692	230,230
Keysight Technologies, Inc.†	2,671	400,036
TE Connectivity PLC	4,610	651,485
Teledyne Technologies, Inc.†	720	358,351
Trimble, Inc.†	3,797	249,273
Zebra Technologies Corp. Class A†	794	224,353
		4,216,198
IT services: 0.71%
Accenture PLC Class A	9,664	3,015,555
Akamai Technologies, Inc.†	2,321	186,840
Cognizant Technology Solutions Corp. Class A	7,642	584,613
EPAM Systems, Inc.†	876	147,904
Gartner, Inc.†	1,187	498,231
GoDaddy, Inc. Class A†	2,182	393,065
International Business Machines Corp.	14,286	3,552,357
VeriSign, Inc.†	1,257	319,115
		8,697,680
Semiconductors & semiconductor equipment: 5.90%
Advanced Micro Devices, Inc.†	25,036	2,572,199
Analog Devices, Inc.	7,665	1,545,801
Applied Materials, Inc.	12,556	1,822,127
Broadcom, Inc.	72,419	12,125,113
Enphase Energy, Inc.†	2,047	127,016
First Solar, Inc.†	1,654	209,115
Intel Corp.	66,898	1,519,254
KLA Corp.	2,053	1,395,629
Lam Research Corp.	19,832	1,441,786
Microchip Technology, Inc.	8,309	402,239
Micron Technology, Inc.	17,214	1,495,724
Monolithic Power Systems, Inc.	739	428,605
NVIDIA Corp.	378,368	41,007,524
NXP Semiconductors NV	3,927	746,366
ON Semiconductor Corp.†	6,511	264,933
QUALCOMM, Inc.	17,088	2,624,888
Skyworks Solutions, Inc.	2,483	160,476
Teradyne, Inc.	2,516	207,822
Texas Instruments, Inc.	14,065	2,527,480
		72,624,097
Software: 5.83%
Adobe, Inc.†	6,725	2,579,239
ANSYS, Inc.†	1,351	427,672
Autodesk, Inc.†	3,322	869,700
Cadence Design Systems, Inc.†	4,237	1,077,596
The accompanying notes are an integral part of these financial statements.
12 | Allspring Index Asset Allocation Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Shares	Value
Software(continued)
Crowdstrike Holdings, Inc. Class A†	3,805	$1,341,567
Fair Isaac Corp.†	377	695,248
Fortinet, Inc.†	9,829	946,139
Gen Digital, Inc.	8,379	222,379
Intuit, Inc.	4,325	2,655,507
Microsoft Corp.	114,854	43,115,043
Oracle Corp.	25,063	3,504,058
Palantir Technologies, Inc. Class A†	31,669	2,672,864
Palo Alto Networks, Inc.†	10,229	1,745,476
PTC, Inc.†	1,859	288,052
Roper Technologies, Inc.	1,657	976,934
Salesforce, Inc.	14,786	3,967,971
ServiceNow, Inc.†	3,183	2,534,114
Synopsys, Inc.†	2,388	1,024,094
Tyler Technologies, Inc.†	661	384,299
Workday, Inc. Class A†	3,306	772,050
		71,800,002
Technology hardware, storage & peripherals: 4.37%
Apple, Inc.	232,089	51,553,930
Dell Technologies, Inc. Class C	4,820	439,343
Hewlett Packard Enterprise Co.	20,292	313,106
HP, Inc.	14,489	401,200
NetApp, Inc.	3,141	275,905
Seagate Technology Holdings PLC	3,271	277,871
Super Micro Computer, Inc.†	7,780	266,387
Western Digital Corp.†	5,374	217,271
		53,745,013
Materials: 1.21%
Chemicals: 0.80%
Air Products & Chemicals, Inc.	3,437	1,013,640
Albemarle Corp.	1,816	130,788
CF Industries Holdings, Inc.	2,689	210,145
Corteva, Inc.	10,592	666,555
Dow, Inc.	10,874	379,720
DuPont de Nemours, Inc.	6,459	482,358
Eastman Chemical Co.	1,779	156,748
Ecolab, Inc.	3,894	987,207
International Flavors & Fragrances, Inc.	3,950	306,560
Linde PLC	7,357	3,425,714
LyondellBasell Industries NV Class A	4,005	281,952
Mosaic Co.	4,908	132,565
PPG Industries, Inc.	3,584	391,910
Sherwin-Williams Co.	3,580	1,250,100
		9,815,962
The accompanying notes are an integral part of these financial statements.
Allspring Index Asset Allocation Fund | 13

Portfolio of investments—March 31, 2025 (unaudited)

	Shares	Value
Construction materials: 0.08%
Martin Marietta Materials, Inc.	944	$451,355
Vulcan Materials Co.	2,040	475,932
		927,287
Containers & packaging: 0.14%
Amcor PLC	22,330	216,601
Avery Dennison Corp.	1,241	220,861
Ball Corp.	4,611	240,095
International Paper Co.	8,146	434,589
Packaging Corp. of America	1,378	272,871
Smurfit WestRock PLC	7,639	344,213
		1,729,230
Metals & mining: 0.19%
Freeport-McMoRan, Inc.	22,203	840,606
Newmont Corp.-U.S. Exchange Traded Shares	17,589	849,197
Nucor Corp.	3,628	436,593
Steel Dynamics, Inc.	2,188	273,675
		2,400,071
Real estate: 1.35%
Health care REITs: 0.19%
Alexandria Real Estate Equities, Inc.	2,380	220,174
Healthpeak Properties, Inc.	10,808	218,538
Ventas, Inc.	6,754	464,405
Welltower, Inc.	9,413	1,442,165
		2,345,282
Hotel & resort REITs: 0.01%
Host Hotels & Resorts, Inc.	10,800	153,468
Industrial REITs: 0.13%
Prologis, Inc.	14,320	1,600,833
Office REITs: 0.01%
BXP, Inc.	2,248	151,043
Real estate management & development: 0.09%
CBRE Group, Inc. Class A†	4,567	597,272
CoStar Group, Inc.†	6,511	515,867
		1,113,139
Residential REITs: 0.18%
AvalonBay Communities, Inc.	2,195	471,091
Camden Property Trust	1,648	201,550
Equity Residential	5,280	377,942
Essex Property Trust, Inc.	993	304,424
Invitation Homes, Inc.	8,802	306,750
The accompanying notes are an integral part of these financial statements.
14 | Allspring Index Asset Allocation Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Shares	Value
Residential REITs(continued)
Mid-America Apartment Communities, Inc.	1,806	$302,650
UDR, Inc.	4,652	210,131
		2,174,538
Retail REITs: 0.17%
Federal Realty Investment Trust	1,191	116,504
Kimco Realty Corp.	10,498	222,977
Realty Income Corp.	13,522	784,411
Regency Centers Corp.	2,522	186,023
Simon Property Group, Inc.	4,738	786,887
		2,096,802
Specialized REITs: 0.57%
American Tower Corp.	7,220	1,571,072
Crown Castle, Inc.	6,714	699,800
Digital Realty Trust, Inc.	4,889	700,545
Equinix, Inc.	1,504	1,226,286
Extra Space Storage, Inc.	3,275	486,305
Iron Mountain, Inc.	4,538	390,449
Public Storage	2,435	728,771
SBA Communications Corp. Class A	1,661	365,437
VICI Properties, Inc. Class A	16,287	531,282
Weyerhaeuser Co.	11,210	328,229
		7,028,176
Utilities: 1.52%
Electric utilities: 0.98%
Alliant Energy Corp.	3,964	255,083
American Electric Power Co., Inc.	8,238	900,166
Constellation Energy Corp.	4,833	974,478
Duke Energy Corp.	11,989	1,462,298
Edison International	5,981	352,401
Entergy Corp.	6,625	566,371
Evergy, Inc.	3,553	244,979
Eversource Energy	5,667	351,977
Exelon Corp.	15,530	715,623
FirstEnergy Corp.	7,925	320,329
NextEra Energy, Inc.	31,771	2,252,246
NRG Energy, Inc.	3,130	298,790
PG&E Corp.	33,891	582,247
Pinnacle West Capital Corp.	1,757	167,354
PPL Corp.	11,407	411,907
Southern Co.	16,928	1,556,530
Xcel Energy, Inc.	8,872	628,049
		12,040,828
Gas utilities: 0.03%
Atmos Energy Corp.	2,452	379,030
The accompanying notes are an integral part of these financial statements.
Allspring Index Asset Allocation Fund | 15

Portfolio of investments—March 31, 2025 (unaudited)

	Shares	Value
Independent power and renewable electricity producers: 0.06%
AES Corp.	10,985	$136,434
Vistra Corp.	5,256	617,264
		753,698
Multi-utilities: 0.41%
Ameren Corp.	4,170	418,668
CenterPoint Energy, Inc.	10,069	364,800
CMS Energy Corp.	4,616	346,708
Consolidated Edison, Inc.	5,353	591,988
Dominion Energy, Inc.	12,978	727,676
DTE Energy Co.	3,202	442,741
NiSource, Inc.	7,261	291,094
Public Service Enterprise Group, Inc.	7,698	633,545
Sempra	9,786	698,329
WEC Energy Group, Inc.	4,908	534,874
		5,050,423
Water utilities: 0.04%
American Water Works Co., Inc.	3,011	444,183
Total common stocks (Cost $168,208,136)		734,697,306

	Interest rate	Maturity date	Principal
Non-agency mortgage-backed securities: 0.00%
Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB4 Class AA (U.S. SOFR 1 Month+0.44%)±	4.76%	12-25-2034	$1,891	1,787
Total non-agency mortgage-backed securities (Cost $1,891)				1,787
U.S. Treasury securities: 37.08%
U.S. Treasury Bonds	1.13	5-15-2040	13,555,000	8,577,244
U.S. Treasury Bonds	1.13	8-15-2040	4,400,000	2,757,391
U.S. Treasury Bonds	1.38	11-15-2040	5,100,000	3,314,203
U.S. Treasury Bonds	1.88	2-15-2041	2,825,000	1,981,914
U.S. Treasury Bonds	1.88	11-15-2051	985,000	566,567
U.S. Treasury Bonds	2.00	11-15-2041	1,700,000	1,194,051
U.S. Treasury Bonds	2.00	8-15-2051	1,500,000	893,320
U.S. Treasury Bonds	2.25	8-15-2046	556,000	373,953
U.S. Treasury Bonds	2.25	2-15-2052	11,040,000	6,964,688
U.S. Treasury Bonds	2.50	2-15-2046	1,960,000	1,393,897
U.S. Treasury Bonds	2.50	5-15-2046	1,949,000	1,381,201
U.S. Treasury Bonds	2.75	8-15-2047	1,864,000	1,363,050
U.S. Treasury Bonds	2.75	11-15-2047	1,853,000	1,351,677
U.S. Treasury Bonds	2.88	8-15-2045	1,430,000	1,095,235
U.S. Treasury Bonds	2.88	11-15-2046	3,221,000	2,433,868
U.S. Treasury Bonds	3.00	5-15-2042	776,000	631,985
U.S. Treasury Bonds	3.00	5-15-2045	1,115,000	874,578
U.S. Treasury Bonds	3.00	11-15-2045	834,000	651,009
U.S. Treasury Bonds	3.00	2-15-2047	1,889,000	1,454,973
The accompanying notes are an integral part of these financial statements.
16 | Allspring Index Asset Allocation Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Bonds	3.00%	5-15-2047	$1,921,000	$1,475,868
U.S. Treasury Bonds	3.00	2-15-2048	2,119,000	1,615,241
U.S. Treasury Bonds	3.00	8-15-2048	2,099,000	1,593,846
U.S. Treasury Bonds	3.00	2-15-2049	5,114,000	3,867,263
U.S. Treasury Bonds	3.13	11-15-2041	846,000	707,137
U.S. Treasury Bonds	3.13	2-15-2042	919,000	765,498
U.S. Treasury Bonds	3.13	5-15-2048	2,283,000	1,777,084
U.S. Treasury Bonds	3.38	5-15-2044	1,432,000	1,204,614
U.S. Treasury Bonds	3.38	11-15-2048	19,141,000	15,536,361
U.S. Treasury Bonds	3.50	2-15-2039	731,000	666,524
U.S. Treasury Bonds	3.63	2-15-2044	1,547,000	1,353,625
U.S. Treasury Bonds	3.63	2-15-2053	615,000	517,969
U.S. Treasury Bonds	3.75	8-15-2041	929,000	846,769
U.S. Treasury Bonds	3.75	11-15-2043	1,660,000	1,482,069
U.S. Treasury Bonds	3.88	8-15-2040	946,000	884,621
U.S. Treasury Bonds	4.25	5-15-2039	681,000	670,838
U.S. Treasury Bonds	4.25	11-15-2040	977,000	952,537
U.S. Treasury Bonds	4.25	2-15-2054	3,100,000	2,920,781
U.S. Treasury Bonds	4.38	2-15-2038	381,000	383,604
U.S. Treasury Bonds	4.38	11-15-2039	757,000	753,185
U.S. Treasury Bonds	4.38	5-15-2040	1,078,000	1,069,957
U.S. Treasury Bonds	4.38	5-15-2041	842,000	830,094
U.S. Treasury Bonds	4.50	5-15-2038	428,000	436,309
U.S. Treasury Bonds	4.50	8-15-2039	721,000	728,238
U.S. Treasury Bonds	4.63	2-15-2040	730,000	745,513
U.S. Treasury Bonds	4.63	5-15-2054	12,450,000	12,490,365
U.S. Treasury Bonds	4.75	2-15-2037	264,000	276,973
U.S. Treasury Bonds	4.75	2-15-2041	1,084,000	1,117,367
U.S. Treasury Bonds	5.00	5-15-2037	375,000	401,514
U.S. Treasury Bonds	5.25	11-15-2028	479,000	500,349
U.S. Treasury Bonds	5.25	2-15-2029	11,599,000	12,188,918
U.S. Treasury Bonds	5.38	2-15-2031	752,000	804,963
U.S. Treasury Bonds	5.50	8-15-2028	369,000	388,430
U.S. Treasury Bonds	6.13	11-15-2027	525,000	554,265
U.S. Treasury Bonds	6.13	8-15-2029	21,093,000	22,939,461
U.S. Treasury Bonds	6.25	5-15-2030	478,000	528,134
U.S. Treasury Bonds	6.38	8-15-2027	224,000	236,758
U.S. Treasury Bonds	6.50	11-15-2026	296,000	309,204
U.S. Treasury Bonds	6.63	2-15-2027	215,000	226,246
U.S. Treasury Bonds	6.75	8-15-2026	20,136,000	20,914,697
U.S. Treasury Notes	0.38	7-31-2027	2,771,000	2,555,273
U.S. Treasury Notes	0.38	9-30-2027	3,141,000	2,880,641
U.S. Treasury Notes	0.50	4-30-2027	2,015,000	1,879,145
U.S. Treasury Notes	0.50	5-31-2027	2,282,000	2,122,260
U.S. Treasury Notes	0.50	6-30-2027	2,520,000	2,337,891
U.S. Treasury Notes	0.50	8-31-2027	2,918,000	2,691,627
U.S. Treasury Notes	0.50	10-31-2027	3,418,000	3,135,614
U.S. Treasury Notes	0.63	3-31-2027	14,431,000	13,528,499
The accompanying notes are an integral part of these financial statements.
Allspring Index Asset Allocation Fund | 17

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Notes	0.63%	11-30-2027	$7,236,000	$6,642,987
U.S. Treasury Notes	0.63	12-31-2027	3,852,000	3,526,536
U.S. Treasury Notes	0.63	5-15-2030	19,975,000	16,899,942
U.S. Treasury Notes	0.63	8-15-2030	11,482,000	9,630,976
U.S. Treasury Notes	0.75	4-30-2026	3,930,000	3,794,077
U.S. Treasury Notes	0.75	5-31-2026	4,136,000	3,982,839
U.S. Treasury Notes	0.75	1-31-2028	4,214,000	3,862,559
U.S. Treasury Notes	0.88	11-15-2030	2,681,000	2,262,513
U.S. Treasury Notes	1.13	2-29-2028	4,178,000	3,863,671
U.S. Treasury Notes	1.13	2-15-2031	7,183,000	6,113,968
U.S. Treasury Notes	1.25	11-30-2026	13,100,000	12,538,133
U.S. Treasury Notes	1.25	3-31-2028	4,152,000	3,845,303
U.S. Treasury Notes	1.25	4-30-2028	4,224,000	3,902,910
U.S. Treasury Notes	1.25	5-31-2028	4,167,000	3,841,616
U.S. Treasury Notes	1.25	9-30-2028	15,145,000	13,837,561
U.S. Treasury Notes	1.25	8-15-2031	7,687,000	6,485,005
U.S. Treasury Notes	1.38	8-31-2026	1,787,000	1,723,897
U.S. Treasury Notes	1.38	10-31-2028	24,085,000	22,062,236
U.S. Treasury Notes	1.38	11-15-2031	23,180,000	19,576,234
U.S. Treasury Notes	1.50	8-15-2026	15,630,000	15,116,530
U.S. Treasury Notes	1.50	1-31-2027	1,873,000	1,793,398
U.S. Treasury Notes	1.50	2-15-2030	4,305,000	3,840,363
U.S. Treasury Notes	1.63	5-15-2026	3,385,000	3,296,276
U.S. Treasury Notes	1.63	10-31-2026	1,800,000	1,736,438
U.S. Treasury Notes	1.63	8-15-2029	2,854,000	2,594,464
U.S. Treasury Notes	1.63	5-15-2031	7,512,000	6,537,494
U.S. Treasury Notes	1.88	7-31-2026	1,828,000	1,778,444
U.S. Treasury Notes	2.00	11-15-2026	3,370,000	3,267,847
U.S. Treasury Notes	2.13	5-31-2026	1,793,000	1,754,408
U.S. Treasury Notes	2.25	2-15-2027	3,350,000	3,249,631
U.S. Treasury Notes	2.25	8-15-2027	3,338,000	3,214,781
U.S. Treasury Notes	2.25	11-15-2027	3,248,000	3,115,796
U.S. Treasury Notes	2.38	4-30-2026	1,812,000	1,780,255
U.S. Treasury Notes	2.38	5-15-2027	3,375,000	3,270,190
U.S. Treasury Notes	2.38	3-31-2029	6,500,000	6,130,059
U.S. Treasury Notes	2.38	5-15-2029	3,295,000	3,102,191
U.S. Treasury Notes	2.63	2-15-2029	3,512,000	3,350,119
U.S. Treasury Notes	2.75	2-15-2028	4,229,000	4,099,487
U.S. Treasury Notes	2.75	8-15-2032	2,430,000	2,221,741
U.S. Treasury Notes	2.88	5-15-2028	4,397,000	4,265,262
U.S. Treasury Notes	2.88	8-15-2028	4,422,000	4,279,321
U.S. Treasury Notes	3.13	11-15-2028	3,621,000	3,525,383
U.S. Treasury Notes	3.38	5-15-2033	2,640,000	2,500,678
U.S. Treasury Notes	3.88	8-15-2033	12,035,000	11,795,240
U.S. Treasury Notes	4.00	10-31-2029	2,100,000	2,104,676
U.S. Treasury Notes	4.38	5-15-2034	16,150,000	16,368,277
Total U.S. Treasury securities (Cost $476,214,720)				456,530,655
The accompanying notes are an integral part of these financial statements.
18 | Allspring Index Asset Allocation Fund

Portfolio of investments—March 31, 2025 (unaudited)

		Yield	Shares	Value
Short-term investments: 3.43%
Investment companies: 3.43%
Allspring Government Money Market Fund Select Class♠∞		4.27%	42,208,180	$42,208,180
Total short-term investments (Cost $42,208,180)				42,208,180
Total investments in securities (Cost $686,643,962)	100.18%			1,233,449,990
Other assets and liabilities, net	(0.18)			(2,236,234)
Total net assets	100.00%			$1,231,213,756

†	Non-income-earning security
±	Variable rate investment. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
FNMA	Federal National Mortgage Association
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$35,830,226	$138,360,292	$(131,982,338)	$0	$0	$42,208,180	42,208,180	$843,330
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year U.S. Treasury Notes	35	6-18-2025	$3,874,735	$3,892,656	$17,921	$0
U.S. Long Term Bond	63	6-18-2025	7,364,608	7,388,719	24,111	0
Ultra Long Term U.S. Treasury Bond	756	6-18-2025	92,753,078	92,421,000	0	(332,078)
E-Mini S&P 500 Index	21	6-20-2025	5,984,990	5,935,913	0	(49,077)
2-Year U.S. Treasury Notes	97	6-30-2025	20,074,136	20,095,672	21,536	0
5-Year U.S. Treasury Notes	76	6-30-2025	8,182,669	8,219,875	37,206	0
Short
E-Mini S&P 500 Index	(177)	6-20-2025	(50,375,037)	(50,031,263)	343,774	0
					$444,548	$(381,155)
The accompanying notes are an integral part of these financial statements.
Allspring Index Asset Allocation Fund | 19

Statement of assets and liabilities—March 31, 2025 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $644,435,782)	$1,191,241,810
Investments in affiliated securities, at value (cost $42,208,180)	42,208,180
Cash	11
Cash at broker segregated for futures contracts	8,585,660
Receivable for dividends and interest	3,328,963
Receivable for daily variation margin on open futures contracts	370,035
Receivable for Fund shares sold	362,726
Prepaid expenses and other assets	32,234
Total assets	1,246,129,619
Liabilities
Payable for investments purchased	13,067,432
Management fee payable	627,903
Payable for Fund shares redeemed	374,221
Payable for daily variation margin on open futures contracts	269,774
Shareholder servicing fees payable	236,008
Administration fees payable	195,969
Distribution fee payable	37,045
Trustees’ fees and expenses payable	3,313
Accrued expenses and other liabilities	104,198
Total liabilities	14,915,863
Total net assets	$1,231,213,756
Net assets consist of
Paid-in capital	$680,603,817
Total distributable earnings	550,609,939
Total net assets	$1,231,213,756
Computation of net asset value and offering price per share
Net assets–Class A	$905,753,732
Shares outstanding–Class A1	24,069,494
Net asset value per share–Class A	$37.63
Maximum offering price per share – Class A2	$39.93
Net assets–Class C	$56,843,774
Shares outstanding–Class C1	2,844,080
Net asset value per share–Class C	$19.99
Net assets–Administrator Class	$134,852,712
Shares outstanding–Administrator Class[1]	3,580,632
Net asset value per share–Administrator Class	$37.66
Net assets–Institutional Class	$133,763,538
Shares outstanding–Institutional Class[1]	3,560,000
Net asset value per share–Institutional Class	$37.57
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
20 | Allspring Index Asset Allocation Fund

Statement of operations—six months ended March 31, 2025 (unaudited)
Statement of operations
Investment income
Interest	$7,935,137
Dividends (net of foreign withholdings taxes of $1,207)	5,535,770
Income from affiliated securities	843,330
Total investment income	14,314,237
Expenses
Management fee	3,990,435
Administration fees
Class A	948,969
Class C	70,133
Administrator Class	94,673
Institutional Class	97,711
Shareholder servicing fees
Class A	1,186,212
Class C	87,449
Administrator Class	180,644
Distribution fee
Class C	262,316
Custody and accounting fees	32,645
Professional fees	25,179
Registration fees	35,046
Shareholder report expenses	26,805
Trustees’ fees and expenses	10,637
Other fees and expenses	45,535
Total expenses	7,094,389
Less: Fee waivers and/or expense reimbursements
Fund-level	(86,313)
Class A	(36,746)
Class C	(2)
Administrator Class	(74,593)
Net expenses	6,896,735
Net investment income	7,417,502
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	50,184,791
Futures contracts	(7,323,937)
Net realized gains on investments	42,860,854
Net change in unrealized gains (losses) on
Unaffiliated securities	(77,109,874)
Futures contracts	(3,142,506)
Net change in unrealized gains (losses) on investments	(80,252,380)
Net realized and unrealized gains (losses) on investments	(37,391,526)
Net decrease in net assets resulting from operations	$(29,974,024)
The accompanying notes are an integral part of these financial statements.
Allspring Index Asset Allocation Fund | 21

Statement of changes in net assets
Statement of changes in net assets
	Six months ended March 31, 2025 (unaudited)		Year ended September 30, 2024
Operations
Net investment income		$7,417,502		$13,918,602
Net realized gains on investments		42,860,854		136,421,038
Net change in unrealized gains (losses) on investments		(80,252,380)		158,446,309
Net increase (decrease) in net assets resulting from operations		(29,974,024)		308,785,949
Distributions to shareholders from
Net investment income and net realized gains
Class A		(104,693,714)		(63,353,592)
Class C		(13,590,409)		(9,894,691)
Administrator Class		(16,134,055)		(14,289,051)
Institutional Class		(17,138,016)		(10,584,586)
Total distributions to shareholders		(151,556,194)		(98,121,920)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	551,176	22,133,883	1,104,816	43,316,683
Class C	123,569	2,722,404	317,125	7,292,002
Administrator Class	226,423	9,151,121	385,309	15,026,972
Institutional Class	360,036	14,594,280	768,794	30,174,041
		48,601,688		95,809,698
Reinvestment of distributions
Class A	2,549,078	100,965,878	1,646,124	61,212,861
Class C	628,877	13,255,407	447,557	9,532,807
Administrator Class	404,979	16,051,852	383,484	14,239,539
Institutional Class	382,630	15,138,696	245,408	9,146,251
		145,411,833		94,131,458
Payment for shares redeemed
Class A	(1,497,890)	(60,484,419)	(2,649,860)	(103,677,079)
Class C	(1,062,906)	(23,041,029)	(1,865,028)	(42,761,343)
Administrator Class	(656,535)	(26,851,559)	(2,992,935)	(116,425,545)
Institutional Class	(759,616)	(30,004,620)	(1,085,955)	(42,475,737)
		(140,381,627)		(305,339,704)
Net increase (decrease) in net assets resulting from capital share transactions		53,631,894		(115,398,548)
Total increase (decrease) in net assets		(127,898,324)		95,265,481
Net assets
Beginning of period		1,359,112,080		1,263,846,599
End of period		$1,231,213,756		$1,359,112,080
The accompanying notes are an integral part of these financial statements.
22 | Allspring Index Asset Allocation Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2025 (unaudited)	Year ended September 30
Class A		2024	2023	2022	2021	2020
Net asset value, beginning of period	$43.18	$36.72	$34.96	$43.74	$38.89	$35.13
Net investment income	0.23 [1]	0.42 [1]	0.33 [1]	0.21	0.19	0.30
Net realized and unrealized gains (losses) on investments	(1.07)	8.91	3.25	(6.23)	5.97	4.22
Total from investment operations	(0.84)	9.33	3.58	(6.02)	6.16	4.52
Distributions to shareholders from
Net investment income	(0.22)	(0.42)	(0.34)	(0.30)	(0.12)	(0.30)
Net realized gains	(4.49)	(2.45)	(1.48)	(2.46)	(1.19)	(0.46)
Total distributions to shareholders	(4.71)	(2.87)	(1.82)	(2.76)	(1.31)	(0.76)
Net asset value, end of period	$37.63	$43.18	$36.72	$34.96	$43.74	$38.89
Total return[2]	(2.42)%	26.75%	10.41%	(14.91)%	16.18%	13.08%
Ratios to average net assets (annualized)
Gross expenses	1.08%	1.11%	1.13%	1.10%	1.09%	1.10%
Net expenses	1.06%	1.06%	1.07%	1.08%	1.08%	1.08%
Net investment income	1.12%	1.06%	0.91%	0.52%	0.46%	0.83%
Supplemental data
Portfolio turnover rate	11%	12%	11%	13%	11%	19%
Net assets, end of period (000s omitted)	$905,754	$970,143	$821,312	$802,444	$1,013,263	$907,134

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
Allspring Index Asset Allocation Fund | 23

Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2025 (unaudited)	Year ended September 30
Class C		2024	2023	2022	2021	2020
Net asset value, beginning of period	$25.04	$22.25	$21.15	$26.46	$23.64	$21.36
Net investment income (loss)	0.04 [1]	0.07 [1]	0.03 [1]	(0.07)	(0.08)	0.01
Net realized and unrealized gains (losses) on investments	(0.51)	5.22	1.97	(3.75)	3.63	2.57
Total from investment operations	(0.47)	5.29	2.00	(3.82)	3.55	2.58
Distributions to shareholders from
Net investment income	(0.09)	(0.05)	0.00	0.00	(0.01)	(0.02)
Net realized gains	(4.49)	(2.45)	(0.90)	(1.49)	(0.72)	(0.28)
Total distributions to shareholders	(4.58)	(2.50)	(0.90)	(1.49)	(0.73)	(0.30)
Net asset value, end of period	$19.99	$25.04	$22.25	$21.15	$26.46	$23.64
Total return[2]	(2.76)%	25.80%	9.57%	(15.56)%	15.31%	12.22%
Ratios to average net assets (annualized)
Gross expenses	1.83%	1.85%	1.87%	1.85%	1.84%	1.85%
Net expenses	1.82%	1.82%	1.83%	1.83%	1.83%	1.83%
Net investment income (loss)	0.35%	0.31%	0.15%	(0.24)%	(0.29)%	0.08%
Supplemental data
Portfolio turnover rate	11%	12%	11%	13%	11%	19%
Net assets, end of period (000s omitted)	$56,844	$79,001	$94,684	$110,992	$150,795	$144,828

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
24 | Allspring Index Asset Allocation Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2025 (unaudited)	Year ended September 30
Administrator Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$43.19	$36.72	$34.96	$43.80	$38.89	$35.14
Net investment income	0.26 [1]	0.48 [1]	0.40 [1]	0.28	0.26	0.37
Net realized and unrealized gains (losses) on investments	(1.06)	8.91	3.25	(6.22)	5.98	4.20
Total from investment operations	(0.80)	9.39	3.65	(5.94)	6.24	4.57
Distributions to shareholders from
Net investment income	(0.24)	(0.47)	(0.40)	(0.43)	(0.14)	(0.36)
Net realized gains	(4.49)	(2.45)	(1.49)	(2.47)	(1.19)	(0.46)
Total distributions to shareholders	(4.73)	(2.92)	(1.89)	(2.90)	(1.33)	(0.82)
Net asset value, end of period	$37.66	$43.19	$36.72	$34.96	$43.80	$38.89
Total return[2]	(2.34)%	26.95%	10.61%	(14.77)%	16.40%	13.26%
Ratios to average net assets (annualized)
Gross expenses	1.01%	1.03%	1.05%	1.02%	1.01%	1.02%
Net expenses	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment income	1.28%	1.23%	1.08%	0.69%	0.63%	1.01%
Supplemental data
Portfolio turnover rate	11%	12%	11%	13%	11%	19%
Net assets, end of period (000s omitted)	$134,853	$155,739	$214,064	$259,704	$358,573	$281,988

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Index Asset Allocation Fund | 25

Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2025 (unaudited)	Year ended September 30
Institutional Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$43.12	$36.67	$34.91	$43.79	$38.84	$35.09
Net investment income	0.29 [1]	0.54 [1]	0.45 [1]	0.33	0.33	0.42
Net realized and unrealized gains (losses) on investments	(1.07)	8.90	3.25	(6.20)	5.97	4.21
Total from investment operations	(0.78)	9.44	3.70	(5.87)	6.30	4.63
Distributions to shareholders from
Net investment income	(0.28)	(0.54)	(0.46)	(0.54)	(0.16)	(0.42)
Net realized gains	(4.49)	(2.45)	(1.48)	(2.47)	(1.19)	(0.46)
Total distributions to shareholders	(4.77)	(2.99)	(1.94)	(3.01)	(1.35)	(0.88)
Net asset value, end of period	$37.57	$43.12	$36.67	$34.91	$43.79	$38.84
Total return[2]	(2.28)%	27.15%	10.79%	(14.64)%	16.57%	13.44%
Ratios to average net assets (annualized)
Gross expenses	0.76%	0.79%	0.80%	0.77%	0.76%	0.77%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	1.43%	1.38%	1.23%	0.85%	0.79%	1.16%
Supplemental data
Portfolio turnover rate	11%	12%	11%	13%	11%	19%
Net assets, end of period (000s omitted)	$133,764	$154,228	$133,787	$150,936	$165,569	$139,896

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
26 | Allspring Index Asset Allocation Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Index Asset Allocation Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values and is subject to interest rate risk and equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of assets and liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased.  If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Allspring Index Asset Allocation Fund | 27

Notes to financial statements (unaudited)
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income quarterly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of March 31, 2025, the aggregate cost of all investments for federal income tax purposes was $723,225,398 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$575,417,397
Gross unrealized losses	(65,129,412)
Net unrealized gains	$510,287,985
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
28 | Allspring Index Asset Allocation Fund

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$12,062	$0	$12,062
Common stocks
Communication services	67,576,401	0	0	67,576,401
Consumer discretionary	75,708,377	0	0	75,708,377
Consumer staples	44,456,317	0	0	44,456,317
Energy	26,896,189	0	0	26,896,189
Financials	107,877,509	0	0	107,877,509
Health care	82,108,025	0	0	82,108,025
Industrials	62,200,939	0	0	62,200,939
Information technology	217,669,556	0	0	217,669,556
Materials	14,872,550	0	0	14,872,550
Real estate	16,663,281	0	0	16,663,281
Utilities	18,668,162	0	0	18,668,162
Non-agency mortgage-backed securities	0	1,787	0	1,787
U.S. Treasury securities	456,530,655	0	0	456,530,655
Short-term investments
Investment companies	42,208,180	0	0	42,208,180
	1,233,436,141	13,849	0	1,233,449,990
Futures contracts	444,548	0	0	444,548
Total assets	$1,233,880,689	$13,849	$0	$1,233,894,538
Liabilities
Futures contracts	$381,155	$0	$0	$381,155
Total liabilities	$381,155	$0	$0	$381,155
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. For futures contracts, the current day’s variation margin is reported on the Statement of assets and liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At March 31, 2025, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.650%
Next $500 million	0.600
Next $2 billion	0.550
Next $2 billion	0.525
Next $5 billion	0.490
Over $10 billion	0.480
For the six months ended March 31, 2025, the management fee was equivalent to an annual rate of 0.61% of the Fund’s average daily net assets.
Allspring Index Asset Allocation Fund | 29

Notes to financial statements (unaudited)
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.15% and declining to 0.10% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through January 31, 2026 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of March 31, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	1.07%
Class C	1.82
Administrator Class	0.90
Institutional Class	0.75
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended March 31, 2025, Allspring Funds Distributor received $8,386 from the sale of Class A shares and $340 in contingent deferred sales charges from redemptions of Class A shares. No contingent deferred sales charges were incurred by Class C shares for the six months ended March 31, 2025.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended March 31, 2025.
30 | Allspring Index Asset Allocation Fund

Notes to financial statements (unaudited)
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the six months ended March 31, 2025 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$110,929,889	$24,453,307	$101,310,813	$114,068,242
6.
DERIVATIVE TRANSACTIONS
During the six months ended March 31, 2025, the Fund entered into futures contracts to manage the duration of the portfolio and to gain market exposure to certain asset classes by implementing tactical asset allocation shifts. The Fund had an average notional amount of $203,176,328 in long futures contracts and $32,994,360 in short futures contracts during the six months ended March 31, 2025.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
The fair value of derivative instruments as of March 31, 2025 by primary risk type was as follows for the Fund:
	Interest rate risk	Equity risk	Total
Asset derivatives
Futures contracts	$100,774 *	$343,774 *	$444,548
Liability derivatives
Futures contracts	$332,078 *	$49,077 *	$381,155

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of investments. For futures contracts, only the current day’s variation margin as of March 31, 2025 is reported separately on the Statement of assets and liabilities.

The effect of derivative instruments on the Statement of operations for the six months ended March 31, 2025 was as follows:
	INTEREST RATE RISK	Equity risk	TOTAL
Net realized gains (losses) on derivatives
Futures contracts	$(7,818,582)	$494,645	$(7,323,937)
Net change in unrealized gains (losses) on derivatives
Futures contracts	$(828,037)	$(2,314,469)	$(3,142,506)
7.
BANK BORROWINGS
The Fund, together with certain other registered Allspring funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended March 31, 2025, there were no borrowings by the Fund under the agreement.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.
OPERATING SEGMENTS
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The
Allspring Index Asset Allocation Fund | 31

Notes to financial statements (unaudited)
President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
32 | Allspring Index Asset Allocation Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Index Asset Allocation Fund | 33

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

34 | Allspring Index Asset Allocation Fund

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS0458 03-25

Allspring Managed Account
Allspring Managed Account CoreBuilder® Shares – Series SP
Long Form Financial Statements
Semi-Annual Report
March 31, 2025

Allspring Managed Account | 1

Portfolio of investments—March 31, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Asset-backed securities: 30.62%
AmeriCredit Automobile Receivables Trust Series 2024-1 Class A2B (30 Day Average U.S. SOFR+0.60%)±	4.94%	2-18-2028	$217,676	$217,834
Avant Loans Funding Trust Series 2024-REV1 Class B144A	6.17	10-15-2033	350,000	355,445
Avis Budget Rental Car Funding AESOP LLC Series 2023-6A Class A144A	5.81	12-20-2029	350,000	362,455
BHG Securitization Trust Series 2021-A Class A144A	1.42	11-17-2033	271,732	266,308
Brex Commercial Charge Card Master Trust Series 2024-1 Class A1144A	6.05	7-15-2027	350,000	353,639
Carvana Auto Receivables Trust Series 2023-P1 Class A3144A	5.98	12-10-2027	274,387	275,957
Carvana Auto Receivables Trust Series 2024-P2 Class A3	5.33	7-10-2029	340,000	343,007
ClickLease Equipment Receivables Trust Series 2024-1 Class C144A	8.40	2-15-2030	375,000	384,838
Cloud Capital Holdco LP Series 2024-1A Class A2144A	5.78	11-22-2049	375,000	378,346
CoreVest American Finance Trust Series 2021-3 Class B144A	2.49	10-15-2054	300,000	288,224
Driven Brands Funding LLC Series 2021-1A Class A2144A	2.79	10-20-2051	330,432	304,227
Exeter Automobile Receivables Trust Series 2021-3A Class D	1.55	6-15-2027	248,821	243,346
HGI CRE CLO Ltd. Series 2021-FL2 Class A (U.S. SOFR 1 Month+1.11%)144A±	5.43	9-17-2036	230,241	228,917
LCM 37 Ltd. Series 37A Class A1R (U.S. SOFR 3 Month+1.06%)144A±	5.36	4-15-2034	350,000	348,754
MetroNet Infrastructure Issuer LLC Series 2023-1A Class A2144A	6.56	4-20-2053	170,000	174,615
MF1 Ltd. Series 2021-FL7 Class E (U.S. SOFR 1 Month+2.91%)144A±	7.23	10-16-2036	250,000	242,770
Neighborly Issuer LLC Series 2023-1A Class A2144A	7.31	1-30-2053	235,200	238,942
Nissan Master Owner Trust Receivables Series 2024-A Class A (30 Day Average U.S. SOFR+0.67%)144A±	5.02	2-15-2028	350,000	350,581
OneMain Financial Issuance Trust Series 2023-2A Class A2 (30 Day Average U.S. SOFR+1.50%)144A±	5.85	9-15-2036	350,000	354,202
PFS Financing Corp. Series 2022-C Class B144A	4.39	5-15-2027	208,000	207,767
RCKT Mortgage Trust Series 2024-CES2 Class A2144A±±	6.39	4-25-2044	349,530	352,960
Research-Driven Pagaya Motor Asset Trust VII Series 2022-3A Class A144A	5.38	11-25-2030	136,054	136,099
SEB Funding LLC Series 2024-1A Class A2144A	7.39	4-30-2054	160,000	164,116
Sotheby’s ArtFi Master Trust Series 2024-1A Class A1144A	6.43	12-22-2031	350,000	354,426
Subway Funding LLC Series 2024-3A Class A2I144A	5.25	7-30-2054	349,125	344,011
Venture 44 CLO Ltd. Series 2021-44A Class A1NR (U.S. SOFR 3 Month+1.14%)144A±	5.43	10-20-2034	350,000	348,954
Westlake Flooring Master Trust Series 2024-1A Class B144A	6.07	2-15-2028	350,000	353,404
Total asset-backed securities (Cost $7,974,397)				7,974,144
Corporate bonds and notes: 15.52%
Basic materials: 0.79%
Chemicals: 0.79%
Solvay Finance America LLC144A	5.65	6-4-2029	200,000	205,210
The accompanying notes are an integral part of these financial statements.
2 | Allspring Managed Account

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Communications: 1.12%
Media: 0.54%
Charter Communications Operating LLC/Charter Communications Operating Capital	6.10%	6-1-2029	$135,000	$139,394
Telecommunications: 0.58%
Frontier California, Inc. Series F	6.75	5-15-2027	150,000	151,500
Consumer, cyclical: 2.96%
Airlines: 0.64%
American Airlines Pass-Through Trust Series 2015-1 Class A	3.38	5-1-2027	104,937	101,695
Delta Air Lines, Inc./SkyMiles IP Ltd.144A	4.75	10-20-2028	65,000	64,730
				166,425
Entertainment: 0.20%
Warnermedia Holdings, Inc.	3.76	3-15-2027	55,000	53,645
Lodging: 0.31%
Las Vegas Sands Corp.	6.00	8-15-2029	80,000	81,769
Retail: 1.54%
Advance Auto Parts, Inc.	5.90	3-9-2026	100,000	99,817
Advance Auto Parts, Inc.	5.95	3-9-2028	200,000	202,338
Walgreens Boots Alliance, Inc.	3.45	6-1-2026	100,000	98,127
				400,282
Toys/games/hobbies: 0.27%
Mattel, Inc.144A	5.88	12-15-2027	70,000	70,181
Consumer, non-cyclical: 1.35%
Agriculture: 0.52%
Altria Group, Inc.	1.70	6-15-2025	125,000	134,843
Commercial services: 0.44%
Prime Security Services Borrower LLC/Prime Finance, Inc.144A	5.75	4-15-2026	63,000	62,908
UL Solutions, Inc.144A	6.50	10-20-2028	50,000	52,546
				115,454
Food: 0.39%
Mars, Inc.144A	4.60	3-1-2028	100,000	100,403
Energy: 1.12%
Oil & gas: 0.34%
Expand Energy Corp.	5.38	3-15-2030	90,000	89,342
Pipelines: 0.78%
Kinetik Holdings LP144A	6.63	12-15-2028	200,000	203,181
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 3

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Financial: 5.39%
Banks: 0.58%
Santander Holdings USA, Inc. (U.S. SOFR+1.61%)±	5.47%	3-20-2029	$85,000	$85,478
U.S. Bancorp (U.S. SOFR+1.06%)±	5.05	2-12-2031	65,000	65,532
				151,010
Diversified financial services: 1.40%
Aircastle Ltd.144A	6.50	7-18-2028	95,000	98,979
Aviation Capital Group LLC144A	6.75	10-25-2028	35,000	36,948
Blackstone Holdings Finance Co. LLC144A	5.90	11-3-2027	75,000	77,559
Citadel LP144A	6.00	1-23-2030	55,000	55,900
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.144A	2.88	10-15-2026	100,000	95,844
				365,230
Insurance: 1.01%
Athene Global Funding	0.37	9-10-2026	100,000	104,346
MGIC Investment Corp.	5.25	8-15-2028	110,000	108,871
NMI Holdings, Inc.	6.00	8-15-2029	50,000	50,622
				263,839
Investment Companies: 0.90%
Ares Capital Corp. BDC	5.88	3-1-2029	55,000	55,838
Blackstone Secured Lending Fund BDC	5.35	4-13-2028	100,000	99,967
Golub Capital Private Credit Fund BDC144A	5.88	5-1-2030	80,000	79,213
				235,018
REITs: 1.50%
American Tower Trust #1144A	5.49	3-15-2028	35,000	35,557
Brandywine Operating Partnership LP	8.30	3-15-2028	100,000	103,570
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	5.25	10-1-2025	100,000	99,697
Piedmont Operating Partnership LP	9.25	7-20-2028	35,000	38,566
Sabra Health Care LP	5.13	8-15-2026	55,000	54,943
WEA Finance LLC144A	2.88	1-15-2027	60,000	57,992
				390,325
Industrial: 0.62%
Aerospace/defense: 0.15%
Spirit AeroSystems, Inc.144A	9.75	11-15-2030	35,000	38,635
Engineering & construction: 0.36%
MasTec, Inc.144A	4.50	8-15-2028	95,000	92,784
Packaging & containers: 0.11%
Amcor Flexibles North America, Inc.144A	5.10	3-17-2030	30,000	30,240
Technology: 0.41%
Semiconductors: 0.41%
Entegris, Inc.144A	4.75	4-15-2029	110,000	106,043
The accompanying notes are an integral part of these financial statements.
4 | Allspring Managed Account

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal		Value
Utilities: 1.76%
Electric: 1.76%
Duke Energy Corp.	3.10%	6-15-2028		$100,000	$108,289
Edison International	6.25	3-15-2030		70,000	70,895
Southern California Edison Co.	5.25	3-15-2030		70,000	70,405
Vistra Operations Co. LLC144A	3.70	1-30-2027		115,000	112,549
XPLR Infrastructure Operating Partners LP144A	3.88	10-15-2026		100,000	96,186
					458,324
Total corporate bonds and notes (Cost $4,038,444)					4,043,077
Foreign corporate bonds and notes: 2.44%
Communications: 0.74%
Telecommunications: 0.74%
Eutelsat SA	1.50	10-13-2028	EUR	100,000	84,528
Lorca Telecom Bondco SA	4.00	9-18-2027	EUR	100,000	107,922
					192,450
Consumer, cyclical: 0.85%
Auto parts & equipment: 0.42%
Forvia SE	7.25	6-15-2026	EUR	100,000	110,271
Leisure time: 0.43%
TUI AG	5.88	3-15-2029	EUR	100,000	111,647
Consumer, non-cyclical: 0.85%
Commercial services: 0.85%
Amber Finco PLC	6.63	7-15-2029	EUR	100,000	112,385
Worldline SA	4.13	9-12-2028	EUR	100,000	107,604
					219,989
Total foreign corporate bonds and notes (Cost $625,560)					634,357
Foreign government bonds: 3.28%
Australia: 0.70%
Australia	2.75	11-21-2028	AUD	300,000	181,257
Brazil: 0.63%
Brazil¤	0.00	10-1-2025	BRL	1,000,000	163,512
Colombia: 0.24%
Colombia TES	7.75	9-18-2030	COP	300,000,000	61,499
Indonesia: 0.23%
Indonesia	6.88	4-15-2029	IDR	1,000,000,000	60,628
South Africa: 0.25%
Republic of South Africa	8.00	1-31-2030	ZAR	1,260,000	65,811
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 5

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal		Value
United Kingdom: 1.23%
U.K. Gilts	4.13%	7-22-2029	GBP	250,000	$321,771
Total foreign government bonds (Cost $852,153)					854,478
Non-agency mortgage-backed securities: 25.48%
A&D Mortgage Trust Series 2024-NQM5 Class A1144A	5.70	11-25-2069		$332,399	333,198
BAHA Trust Series 2024-MAR Class B144A±±	6.39	12-10-2041		350,000	362,546
BX Commercial Mortgage Trust Series 2021-VOLT Class B (U.S. SOFR 1 Month+1.06%)144A±	5.38	9-15-2036		350,000	346,500
BX Trust Series 2021-ARIA Class A (U.S. SOFR 1 Month+1.01%)144A±	5.33	10-15-2036		350,000	349,125
BX Trust Series 2022-VAMF Class A (U.S. SOFR 1 Month+0.85%)144A±	5.17	1-15-2039		260,000	258,538
BX Trust Series 2024-BIO Class A (U.S. SOFR 1 Month+1.64%)144A±	5.96	2-15-2041		350,000	349,562
CSMC Trust Series 2018-RPL9 Class A144A±±	3.85	9-25-2057		338,888	324,355
Finance of America Structured Securities Trust Series 2025-S1 Class A1144A	3.50	2-25-2075		249,190	236,631
GCAT Trust Series 2022-NQM3 Class A1144A±±	4.35	4-25-2067		344,772	339,483
GS Mortgage-Backed Securities Trust Series 2024-RPL4 Class A1144A±±	3.90	9-25-2061		344,188	332,347
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 Class B±±	3.31	9-15-2049		270,000	248,828
Morgan Stanley Capital I Trust Series 2014-150E Class A144A	3.91	9-9-2032		270,000	242,292
New Residential Mortgage Loan Trust Series 2019-RPL3 Class A1144A±±	2.75	7-25-2059		136,801	130,982
New Residential Mortgage Loan Trust Series 2020-RPL1 Class A1144A±±	2.75	11-25-2059		44,648	42,577
OBX Trust Series 2020-EXP1 Class 2A1 (U.S. SOFR 1 Month+0.86%)144A±	5.18	2-25-2060		325,813	324,135
OBX Trust Series 2022-NQM7 Class A1144A±±	5.11	8-25-2062		238,705	237,345
One New York Plaza Trust Series 2020-1NYP Class A (U.S. SOFR 1 Month+1.06%)144A±	5.38	1-15-2036		350,000	335,315
PRKCM Trust Series 2022-AFC1 Class A1A144A±±	4.10	4-25-2057		152,912	150,608
RCKT Mortgage Trust Series 2024-CES9 Class A1A144A±±	5.58	12-25-2044		338,895	339,946
ROCK Trust Series 2024-CNTR Class A144A	5.39	11-13-2041		270,000	272,060
Starwood Mortgage Residential Trust Series 2020-1 Class A3144A±±	2.56	2-25-2050		328,805	312,144
SWCH Commercial Mortgage Trust Series 2025-DATA Class C (U.S. SOFR 1 Month+2.09%)144A±	6.41	3-15-2042		460,000	454,244
Towd Point Mortgage Trust Series 2023-CES1 Class A1A144A±±	6.75	7-25-2063		310,323	313,321
Total non-agency mortgage-backed securities (Cost $6,655,690)					6,636,082
U.S. Treasury securities: 14.12%
U.S. Treasury Notes	3.88	3-31-2027		500,000	499,824
The accompanying notes are an integral part of these financial statements.
6 | Allspring Managed Account

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Notes	4.25%	11-30-2026	$2,775,000	$2,788,333
U.S. Treasury Notes	4.25	1-31-2030	385,000	389,933
Total U.S. Treasury securities (Cost $3,666,747)				3,678,090
Yankee corporate bonds and notes: 4.19%
Communications: 0.20%
Media: 0.20%
Videotron Ltd.144A	3.63	6-15-2029	55,000	51,885
Energy: 0.42%
Oil & gas: 0.42%
BP Capital Markets PLC (5 Year Treasury Constant Maturity+4.04%)ʊ±	4.38	6-22-2025	110,000	109,395
Financial: 0.93%
Banks: 0.79%
Lloyds Banking Group PLC (1 Year Treasury Constant Maturity+1.70%)±	5.87	3-6-2029	200,000	206,258
Diversified financial services: 0.14%
Avolon Holdings Funding Ltd.144A	5.75	11-15-2029	35,000	35,681
Government securities: 0.75%
Multi-national: 0.75%
Banque Ouest Africaine de Developpement144A	5.00	7-27-2027	200,000	195,456
Industrial: 0.42%
Electronics: 0.42%
Flex Ltd.	4.88	6-15-2029	110,000	109,392
Technology: 0.78%
Semiconductors: 0.78%
SK Hynix, Inc.144A	5.50	1-16-2027	200,000	202,584
Utilities: 0.69%
Electric: 0.69%
Emera, Inc. Series 16-A (3 Month LIBOR+5.44%)±	6.75	6-15-2076	180,000	180,575
Total yankee corporate bonds and notes (Cost $1,091,529)				1,091,226
Yankee government bonds: 0.67%
Panama: 0.67%
Panama	3.16	1-23-2030	200,000	174,298
Total yankee government bonds (Cost $173,045)				174,298
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 7

Portfolio of investments—March 31, 2025 (unaudited)

	Yield	Shares	Value
Short-term investments: 2.39%
Investment companies: 0.48%
Allspring Government Money Market Fund Select Class♠∞	4.27%	124,568	$124,568

			Maturity date	Principal
U.S. Treasury securities: 1.91%
U.S. Treasury Bills☼		4.01	4-17-2025	$500,000	499,055
Total short-term investments (Cost $623,623)					623,623
Total investments in securities (Cost $25,701,188)	98.71%				25,709,375
Other assets and liabilities, net	1.29				335,722
Total net assets	100.00%				$26,045,097

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

¤	The security is issued in zero coupon form with no periodic interest payments.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
☼	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:
AUD	Australian dollar
BDC	Business Development Company
BRL	Brazilian real
CLO	Collateralized loan obligation
COP	Colombian peso
EUR	Euro
GBP	Great British pound
IDR	Indonesian rupiah
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
ZAR	South African rand
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$0	$30,612,642	$(30,488,074)	$0	$0	$124,568	124,568	$11,523
The accompanying notes are an integral part of these financial statements.
8 | Allspring Managed Account

Portfolio of investments—March 31, 2025 (unaudited)

Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
MYR	265,000	USD	59,703	Morgan Stanley, Inc.	4-2-2025	$15	$0
USD	114,388	MYR	510,000	Morgan Stanley, Inc.	4-2-2025	0	(541)
MYR	245,000	USD	55,508	Morgan Stanley, Inc.	4-2-2025	0	(297)
USD	182,430	AUD	290,000	Morgan Stanley, Inc.	6-30-2025	1,089	0
USD	159,626	BRL	925,000	Morgan Stanley, Inc.	6-30-2025	584	0
USD	999,065	EUR	920,000	Morgan Stanley, Inc.	6-30-2025	0	(730)
USD	322,953	GBP	250,000	Morgan Stanley, Inc.	6-30-2025	40	0
USD	70,927	ZAR	1,300,000	Morgan Stanley, Inc.	6-30-2025	531	0
						$2,259	$(1,568)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	65	6-30-2025	$13,424,243	$13,466,172	$41,929	$0
Short
5-Year Euro-BOBL Futures	(4)	6-6-2025	(513,796)	(509,465)	4,331	0
5-Year U.S. Treasury Notes	(85)	6-30-2025	(9,138,022)	(9,193,281)	0	(55,259)
					$46,260	$(55,259)
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 9

Statement of assets and liabilities—March 31, 2025 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $25,576,620)	$25,584,807
Investments in affiliated securities, at value (cost $124,568)	124,568
Cash at broker segregated for futures contracts	150,000
Foreign currency, at value (cost $153)	153
Receivable for dividends	180,633
Receivable for daily variation margin on open futures contracts	2,785
Unrealized gains on forward foreign currency contracts	2,259
Receivable from manager	2,035
Total assets	26,047,240
Liabilities
Unrealized losses on forward foreign currency contracts	1,568
Payable for daily variation margin on open futures contracts	508
Accrued expenses and other liabilities	67
Total liabilities	2,143
Total net assets	$26,045,097
Net assets consist of
Paid-in capital	$26,009,577
Total distributable earnings	35,520
Total net assets	$26,045,097
Computation of net asset value per share
Net assets	$26,045,097
Shares outstanding[1]	1,300,474
Net asset value per share	$20.03
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
10 | Allspring Managed Account

Statement of operations—six months ended March 31, 2025 (unaudited)
Statement of operations
Investment income
Interest (net of foreign withholding taxes of $345)	$412,485
Income from affiliated securities	11,523
Total investment income	424,008
Expenses
Custody and accounting fees	1,480
Professional fees	8,081
Registration fees	9,085
Shareholder report expenses	405
Trustees’ fees and expenses	2,234
Other fees and expenses	2,246
Total expenses	23,531
Less: Fee waivers and/or expense reimbursements
Fund-level	(23,531)
Net expenses	0
Net investment income	424,008
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	(6,236)
Foreign currency and foreign currency translations	4,138
Forward foreign currency contracts	(56,907)
Futures contracts	23,904
Net realized losses on investments	(35,101)
Net change in unrealized gains (losses) on
Unaffiliated securities	8,187
Foreign currency and foreign currency translations	303
Forward foreign currency contracts	691
Futures contracts	(8,999)
Net change in unrealized gains (losses) on investments	182
Net realized and unrealized gains (losses) on investments	(34,919)
Net increase in net assets resulting from operations	$389,089
1 For the period from December 10, 2024 (commencement of operations) to March 31, 2025
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 11

Statement of changes in net assets
Statement of changes in net assets
	Period ended March 31, 2025[1] (unaudited)
Operations
Net investment income		$424,008
Net realized losses on investments		(35,101)
Net change in unrealized gains (losses) on investments		182
Net increase in net assets resulting from operations		389,089
Distributions to shareholders from
Net investment income and net realized gains		(353,569)
Capital share transactions	Shares
Proceeds from shares sold	1,283,136	25,662,727
Reinvestment of distributions	17,338	346,850
Net increase in net assets resulting from capital share transactions		26,009,577
Total increase in net assets		26,045,097
Net assets
Beginning of period		0
End of period		$26,045,097
1 For the period from December 10, 2024 (commencement of operations) to March 31, 2025
The accompanying notes are an integral part of these financial statements.
12 | Allspring Managed Account

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

Period ended March 31, 2025[1] (unaudited)
Net asset value, beginning of period	$20.00
Net investment income	0.33 [2]
Net realized and unrealized gains (losses) on investments	(0.13)
Total from investment operations	0.20
Distributions to shareholders from
Net investment income	(0.17)
Net asset value, end of period	$20.03
Total return[3]	(1.53)%
Ratios to average net assets (annualized)
Gross expenses	0.30%
Net expenses	0.00%[4]
Net investment income	5.35%
Supplemental data
Portfolio turnover rate	74%
Net assets, end of period (000s omitted)	$26,045

[1]	For the period from December 10, 2024 (commencement of operations) to March 31, 2025
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[4]
The manager has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 13

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Managed Account CoreBuilder® Shares - Series SP (the “Fund”) which is a diversified series of the Trust.
The Fund is a special purpose fund invested primarily in debt securities and is intended to be used in combination with selected individual securities to effectively model institutional-level investment strategies. The Fund is intended to help enable certain separately managed account investors to achieve greater diversification than smaller managed accounts might otherwise achieve.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses
14 | Allspring Managed Account

Notes to financial statements (unaudited)
on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of assets and liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Interest earned on cash balances held at the custodian is recorded as interest income.
Income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the fiscal year since commencement of operations are subject to examination by the federal and Delaware revenue authorities. The Fund is not subject to examination by federal and state tax authorities for taxes before 2024, the year the Fund commenced operations.
As of March 31, 2025, the aggregate cost of all investments for federal income tax purposes was $25,701,188 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$122,441
Gross unrealized losses	(122,562)
Net unrealized losses	$(121)
Allspring Managed Account | 15

Notes to financial statements (unaudited)
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Asset-backed securities	$0	$7,974,144	$0	$7,974,144
Corporate bonds and notes	0	4,043,077	0	4,043,077
Foreign corporate bonds and notes	0	634,357	0	634,357
Foreign government bonds	0	854,478	0	854,478
Non-agency mortgage-backed securities	0	6,636,082	0	6,636,082
U.S. Treasury securities	3,678,090	0	0	3,678,090
Yankee corporate bonds and notes	0	1,091,226	0	1,091,226
Yankee government bonds	0	174,298	0	174,298
Short-term investments
Investment companies	124,568	0	0	124,568
U.S. Treasury securities	499,055	0	0	499,055
	4,301,713	21,407,662	0	25,709,375
Forward foreign currency contracts	0	2,259	0	2,259
Futures contracts	46,260	0	0	46,260
Total assets	$4,347,973	$21,409,921	$0	$25,757,894
Liabilities
Forward foreign currency contracts	$0	$1,568	$0	$1,568
Futures contracts	55,259	0	0	55,259
Total liabilities	$55,259	$1,568	$0	$56,827
Futures contracts and forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. For futures contracts, the current day’s variation margin is reported on the Statement of assets and liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At March 31, 2025, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
The Trust has entered into an investment management contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The manager is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund. For providing these services, Allspring Funds Management does not receive a fee from the Fund but is entitled to receive fees from separately managed account sponsors of the wrap-fee programs. Out of these fees, Allspring Funds Management pays Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, for its services as the subadviser to the Fund.
16 | Allspring Managed Account

Notes to financial statements (unaudited)
Generally, no ordinary operating fees or expenses are charged to the Fund. Allspring Funds Management has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund including acquired fund fees and expenses, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions for the period from December 10, 2024 (commencement of operations) to March 31, 2025.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the period from December 10, 2024 (commencement of operations) to March 31, 2025 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$17,361,620	$25,529,391	$13,686,752	$4,633,447
6.
DERIVATIVE TRANSACTIONS
During the period from December 10, 2024 (commencement of operations) to March 31, 2025, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio. The Fund also entered into forward foreign currency contracts for economic hedging purposes.
The volume of the Fund’s derivative activity during the period from December 10, 2024 (commencement of operations) to March 31, 2025 was as follows:
Forward foreign currency contracts
Average contract amounts to buy	$168,107
Average contract amounts to sell	1,534,832
Futures contracts
Average notional balance on long futures	$6,620,006
Average notional balance on short futures	6,178,893
A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of March 31, 2025 by primary risk type on the Statement of assets and liabilities was as follows for the Fund:
	Interest rate risk	Foreign currency risk	Total
Asset derivatives
Forward foreign currency contracts	$0	$2,259	$2,259
Futures contracts	46,260 *	0	46,260
	$46,260	$2,259	$48,519
Liability derivatives
Forward foreign currency contracts	$0	$1,568	$1,568
Futures contracts	55,259 *	0	55,259
	$55,259	$1,568	$56,827

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of investments. For futures contracts, only the current day’s variation margin as of March 31, 2025 is reported separately on the Statement of assets and liabilities.

The effect of derivative instruments on the Statement of operations for the period from December 10, 2024 (commencement of operations) to March 31, 2025 was as follows:
Allspring Managed Account | 17

Notes to financial statements (unaudited)
	INTEREST RATE RISK	Foreign currency risk	TOTAL
Net realized gains (losses) on derivatives
Forward foreign currency contracts	$0	$(56,907)	$(56,907)
Futures contracts	23,904	0	23,904
	$23,904	$(56,907)	$(33,003)
Net change in unrealized gains (losses) on derivatives
Forward foreign currency contracts	$0	$691	$691
Futures contracts	(8,999)	0	(8,999)
	$(8,999)	$691	$(8,308)
For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statement of assets and liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of assets and liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of assets and liabilities to the net amounts by counterparty, including any collateral exposure, for OTC derivatives is as follows:
Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Morgan Stanley, Inc.	$2,259	$(1,568)	$0	$691

Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged	Net amount of liabilities
Morgan Stanley, Inc.	$1,568	$(1,568)	$0	$0
7.
BANK BORROWINGS
The Fund, together with certain other registered Allspring funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the period from December 10, 2024 (commencement of operations) to March 31, 2025, there were no borrowings by the Fund under the agreement.
8.
CONCENTRATION RISK
Concentration risk exists when a shareholder owns a large amount of shares of the Fund. A fund with a concentration of ownership may be more affected by the investment activity of those shareholders than would be a fund that does not have any ownership concentration. As of March 31, 2025, Allspring Funds Management or one of its affiliates owned 98% of the Fund.
9.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
18 | Allspring Managed Account

Notes to financial statements (unaudited)
10.OPERATING SEGMENTS
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
Allspring Managed Account | 19

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

20 | Allspring Managed Account

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

Allspring Managed Account | 21

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
Attn:  Managed Account Services
P.O. Box 1450
Milwaukee, WI 53201
Website: allspringglobal.com
Telephone: 1-888-877-9275

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-888-877-9275 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS4906 03-25

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Changes in and Disagreements with Accountants for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Proxy Disclosures for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

The registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 16. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not applicable.

ITEM 19. EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2022.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2022.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Funds Trust

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date: May 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Funds Trust

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date: May 22, 2025

By:	/s/Jeremy DePalma
Jeremy DePalma
Treasurer (Principal Financial Officer)

Date: May 22, 2025